      AIM LIMITED MATURITY
      TREASURY FUND

      -----------------------------------------------------------------------
      Institutional Class

      AIM Limited Maturity Treasury Fund seeks liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable.

                                                  AIM--Registered Trademark--
       PROSPECTUS
       NOVEMBER 28, 2000


                                  This prospectus contains important
                                  information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                                  As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                  An investment in the fund:

                                    - is not FDIC insured;
                                    - may lose value; and
                                    - is not guaranteed by a bank.


[AIM LOGO APPEARS HERE]                                 INVEST WITH DISCIPLINE
--Registered Trademark--                               --Registered Trademark--

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                       AIM LIMITED MATURITY TREASURY FUND
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TABLE OF CONTENTS
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INVESTMENT OBJECTIVE AND STRATEGIES                   1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND              1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                               2
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                                  2

Performance Table                                     2

FEE TABLE AND EXPENSE EXAMPLE                         3
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                             3

Expense Example                                       3

FUND MANAGEMENT                                       4
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                           4

Advisor Compensation                                  4

Portfolio Managers                                    4

OTHER INFORMATION                                     4
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                             4

Dividends and Distributions                           4

FINANCIAL HIGHLIGHTS                                  5
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                             A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                                   A-1

Redeeming Shares                                    A-1

Pricing of Shares                                   A-2

Taxes                                               A-2

OBTAINING ADDITIONAL INFORMATION             Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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                       AIM LIMITED MATURITY TREASURY FUND
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INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to seek liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds. The fund will only purchase securities with maturities of three years or less.

  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for total return consistent with the fund's investment objective. The portfolio managers usually sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash and shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
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There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease; the longer the debt security's duration, the more sensitive it is to this risk.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                       AIM LIMITED MATURITY TREASURY FUND
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PERFORMANCE INFORMATION
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The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS*
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the Institutional Class shares from year to year.
                                    [GRAPH]

                                         ANNUAL
YEAR ENDED                               TOTAL
DECEMBER 31                              RETURNS
-----------                              -------
1990 ..................................   9.19%
1991 ..................................  10.62%
1992 ..................................   5.87%
1993 ..................................   4.68%
1994 ..................................   1.08%
1995 ..................................   9.67%
1996 ..................................   5.01%
1997 ..................................   6.22%
1998 ..................................   6.33%
1999 ..................................   2.88%

* The Institutional Class shares' year-to-date total return as of September 30, 2000 was 4.78%.

  During the periods shown in the bar chart, the highest quarterly return was 3.27% (quarter ended December 31, 1991) and the lowest quarterly return was -0.15% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
----------------------------------------------------------------------------------------------------
Institutional Class                               2.88%    6.00%      6.12%      6.40%     07/13/87
Lehman Bros. 1- to 2-Year U.S. Government Bond
  Index(1)                                        3.41%    6.28%      6.40%      6.70%(2)  07/31/88(2)
----------------------------------------------------------------------------------------------------

(1) The Lehman Bros. 1- to 2-Year Government Bond Index is an unmanaged index composed of U.S. Agency and Treasury issues with maturities of one to two years.

(2) The average annual total return given is since the date closest to the earliest date the index became available.

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                       AIM LIMITED MATURITY TREASURY FUND
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FEE TABLE AND EXPENSE EXAMPLE
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FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                 INSTITUTIONAL CLASS
--------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)              INSTITUTIONAL CLASS
-------------------------------------------------------
Management Fees                        0.20%

Distribution and/or
Service (12b-1) Fees                   None

Other Expenses                         0.09

Total Annual Fund
Operating Expenses                     0.29
------------------------------------------------------

You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------
Institutional Class    $30       $93      $163       $368
-----------------------------------------------------------

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                       AIM LIMITED MATURITY TREASURY FUND
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FUND MANAGEMENT
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THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2000, the advisor received compensation of 0.20% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Laurie A. Brignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Scott W. Johnson, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

OTHER INFORMATION
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SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by institutions, particularly banks, acting for themselves or in a fiduciary or similar capacity. The Institutional Class may be particularly appropriate for institutions investing short-term cash reserves for the benefit of customer accounts. Prospective investors should determine if an investment in the fund is consistent with the objectives of its customer account and with applicable state and federal laws and regulations.

  The Institutional Class of the fund is designed to be a convenient and economical vehicle for investing in a portfolio of direct U.S. Treasury obligations with remaining maturities of three (3) years or less. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing directly in securities. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

  The price per share of the fund's shares will fluctuate inversely with changes in interest rates. However the price changes in the fund's shares due to changes in interest rates should be more moderate than the per share fluctuations of a fund which invests in longer-term obligations. The fund is designed for the investor who seeks a higher yield and greater stability of income than a money market fund offers, but with less capital fluctuation than a long-term bond fund might provide.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

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                       AIM LIMITED MATURITY TREASURY FUND
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FINANCIAL HIGHLIGHTS
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The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              --------------------------------------------------------
                                                               2000        1999        1998        1997         1996
                                                              -------     -------     -------     -------     --------
Net asset value, beginning of period                          $ 10.03     $ 10.07     $ 10.07     $  9.97     $  10.03
------------------------------------------------------------  -------     -------     -------     -------     --------
Income from investment operations:
  Net investment income                                          0.54        0.49        0.56        0.56         0.58
============================================================  =======     =======     =======     =======     ========
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.07)      (0.04)         --        0.10        (0.06)
============================================================  =======     =======     =======     =======     ========
    Total from investment operations                             0.47        0.45        0.56        0.66         0.52
============================================================  =======     =======     =======     =======     ========
Less distributions:
  Dividends from net investment income                          (0.54)      (0.49)      (0.56)      (0.56)       (0.58)
------------------------------------------------------------  -------     -------     -------     -------     --------
Net asset value, end of period                                $  9.96     $ 10.03     $ 10.07     $ 10.07     $   9.97
____________________________________________________________  _______     _______     _______     _______     ________
============================================================  =======     =======     =======     =======     ========
Total return                                                     4.78%       4.55%       5.66%       6.79%        5.27%
____________________________________________________________  _______     _______     _______     _______     ________
============================================================  =======     =======     =======     =======     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 2,455     $17,131     $50,609     $48,866     $143,468
____________________________________________________________  _______     _______     _______     _______     ________
============================================================  =======     =======     =======     =======     ========
Ratio of expenses to average net assets                          0.29%(a)    0.31%       0.32%       0.31%        0.27%
____________________________________________________________  _______     _______     _______     _______     ________
============================================================  =======     =======     =======     =======     ========
Ratio of net investment income to average net assets             5.31%(a)    4.84%       5.51%       5.56%        5.72%
____________________________________________________________  _______     _______     _______     _______     ________
============================================================  =======     =======     =======     =======     ========
Portfolio turnover rate                                           122%        184%        133%        130%         117%
____________________________________________________________  _______     _______     _______     _______     ________
============================================================  =======     =======     =======     =======     ========

(a) Ratios are based on average net assets of $8,153,267.

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                       AIM LIMITED MATURITY TREASURY FUND
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SHAREHOLDER INFORMATION
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PURCHASING SHARES

The minimum initial investment in the Institutional Class is $1,000,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

  Shares of the Institutional Class of the fund are sold on a continuing basis at their net asset value. Although no sales charge is imposed in connection with the purchase of shares, banks or other financial institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of shares of the fund should consult with such institutions to obtain a schedule of such fees. Institutions may be requested to maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution's master accounts and subaccounts with the fund may be aggregated for the purpose of the minimum investment requirement. Prior to the initial purchase of shares, an account application must be completed and sent to A I M Fund Services, Inc. (transfer agent) at P.O. Box 4497, Houston, Texas 77210-4497. An account application may be obtained from the transfer agent.

  In order to be accepted for execution, purchase orders must be submitted in proper form and received during the hours of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business and such orders will be confirmed at the net asset value determined as of the close of the customary trading session of the NYSE on that day (trade date). Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.

  Payments for shares purchased must be in the form of federal funds or other funds immediately available to the fund and must be made on the "settlement date," which shall be the next business day of the fund following the trade date. Federal Reserve wires should be sent as early as possible on the settlement date in order to facilitate crediting to the shareholder's account. Any funds received in respect to an order which is not accepted by the fund and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares must specify which fund is being purchased, otherwise any funds received will be returned to the sending institution.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours of the customary trading session of the NYSE on days the NYSE is open for business. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

  A shareholder may redeem any or all of its shares at the net asset value next determined after receipt of the redemption request in proper form by the fund. Redemption requests with respect to shares for which certificates have not been issued are normally made by calling the transfer agent.

  Shareholders may request a redemption by telephone. The transfer agent and the distributor will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmation promptly after the transaction. Redemption of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote.

TIMING AND METHOD OF PAYMENT

If a redemption request is received during the hours of the customary trading session of the NYSE on days the NYSE is open for business, the redemption will be effected at the net asset value determined as of the close of that day (the redemption date).

  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. The proceeds of a redemption request will be wired on the next business day following the redemption date.

  Payment for shares redeemed by mail and payment for telephone redemptions in amounts under $1,000 may, at the option of the fund, be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

REDEMPTIONS BY THE FUND

If the fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

  The fund is permitted to redeem shares in any account with a net asset value less than $500.

  The fund reserves the right at any time to:

- reject or cancel any part of any purchase order;

- modify any terms or conditions of purchase of shares of the fund; or

- withdraw all or any part of the offering made by this prospectus.

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                       AIM LIMITED MATURITY TREASURY FUND
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SHAREHOLDER INFORMATION (continued)
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PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value.

  The fund values all other securities and assets at their fair value. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the fund. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market.

  The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, information showing the amount of dividends and distributions you received from the fund during the prior year will be sent to you.

  Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investment in fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

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                       AIM LIMITED MATURITY TREASURY FUND
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OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

--------------------------------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 659-1005

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

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You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 ----------------------------------
 AIM Limited Maturity Treasury Fund
 SEC 1940 Act file number: 811-5686
 ----------------------------------


[AIM LOGO APPEARS HERE]        www.aimfunds.com          INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF

                             ADDITIONAL INFORMATION





                         AIM INVESTMENT SECURITIES FUNDS


                       AIM LIMITED MATURITY TREASURY FUND


                               INSTITUTIONAL CLASS



                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005



                                 ---------------



        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
            IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
             ABOVE-NAMED FUND, A COPY OF WHICH MAY BE OBTAINED FREE
                 OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                    A I M FUND SERVICES, INC., P.O. BOX 0843,
                            HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005





                                 ---------------






           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2000
               RELATING TO THE PROSPECTUS DATED NOVEMBER 28, 2000

                                TABLE OF CONTENTS

                                                                                                               PAGE
INTRODUCTION......................................................................................................1

GENERAL INFORMATION ABOUT THE FUND................................................................................1

         The Fund and Its Shares..................................................................................1

MANAGEMENT........................................................................................................3

         Trustees and Officers....................................................................................3
         Remuneration of Trustees.................................................................................6
         AIM Funds Retirement Plan for Eligible Directors/Trustees................................................8
         Deferred Compensation Agreements.........................................................................8
         The Investment Advisor...................................................................................9

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................11

         Limited Maturity Treasury Fund..........................................................................11
         AIM High Yield Fund.....................................................................................12
         AIM High Yield Fund II..................................................................................12
         AIM Income Fund.........................................................................................13
         AIM Municipal Bond Fund.................................................................................14

PURCHASES AND REDEMPTIONS........................................................................................15

         Net Asset Value Determination...........................................................................15
         The Distribution Agreement..............................................................................15
         Suspension of Redemption Rights.........................................................................16
         Redemptions by the Fund.................................................................................16

INVESTMENT PROGRAM AND RESTRICTIONS..............................................................................16

         Investment Program......................................................................................16
         Investment Restrictions.................................................................................18

PERFORMANCE INFORMATION..........................................................................................21

         Yield Calculations......................................................................................21
         Total Return Calculations...............................................................................21
         Historical Portfolio Results............................................................................22

PORTFOLIO TRANSACTIONS...........................................................................................23

         General Brokerage Policy................................................................................23
         Allocation of Portfolio Transactions....................................................................23
         Section 28(e) Standards.................................................................................24
         Portfolio Turnover......................................................................................25

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................25

         Dividends and Distributions.............................................................................25
         Tax Matters.............................................................................................25
         Qualification as a Regulated Investment Company.........................................................25
         Excise Tax on Regulated Investment Companies............................................................27
         Fund Distributions......................................................................................27
         Sale or Redemption of Fund Shares.......................................................................28
         Foreign Shareholders....................................................................................28
         Effect of Future Legislation; Local Tax Considerations..................................................29

MISCELLANEOUS INFORMATION........................................................................................29

         Shareholder Inquiries...................................................................................29
         Audit Reports...........................................................................................29
         Legal Matters...........................................................................................29
         Transfer Agent and Custodian............................................................................29
         Other Information.......................................................................................30

FINANCIAL STATEMENTS.............................................................................................FS

                                INTRODUCTION

         AIM Investment Securities Funds (the "Trust") is a series mutual fund currently offering seven investment portfolios: the AIM Limited Maturity Treasury Fund (the "Fund") AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund. Currently, the Fund has two classes of shares, consisting of the Institutional Class and the Class A shares. This Statement of Additional Information relates solely to the Institutional Class of the Fund.

         The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus for the Institutional Class (the "Prospectus"), dated November 28, 2000. Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Fund Services, Inc., P.O. Box 0843, Houston, Texas 77001-0843 or by calling
(800) 659-1005. Investors must receive a Prospectus before they invest.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Institutional Class. Some of the information required to be in this Statement of Additional Information is also included in the current Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUND

THE FUND AND ITS SHARES

         The Fund is an open-end, series portfolio of the Trust. The Trust is an open-end, series, management investment company, and may consist of one or more series portfolios as authorized from time to time by the Board of Trustees. The Trust was originally organized as a Maryland corporation on November 4, 1988. On October 15, 1993, the Trust was reorganized as a Delaware business trust and the Fund, which previously had been a portfolio of another open-end investment company, was redomesticated as a portfolio of the Trust. A copy of the Trust's Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended (the "Declaration of Trust"), is on file with the SEC.

         Shares of beneficial interest of the Fund will be redeemable at the net asset value thereof at the option of the shareholder, or at the option of the Fund in certain circumstances.

         Shareholders of the Trust do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any portfolio or class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of the holders of a majority of the outstanding shares of the Trust, such portfolio or such class, respectively; provided, however, that the Board of Trustees may terminate, without such shareholder approval, the Trust, any portfolio or any class thereof with respect to which there are fewer than 100 holders of record.

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, $0.01 par value, of each class of shares of beneficial interest of the Trust. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Trust.

         The assets received by the Trust for the issuance or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Trust. While certain expenses of the Trust will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Trust.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

         The Declaration of Trust further provides that the trustees and officers of the Trust will not be personally responsible for any act, omission or obligation of the Trust or any trustee or officer. However, nothing in the Declaration of Trust protects a trustee against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office with the Trust. The Declaration of Trust provides for indemnification by the Trust of the trustees and the officers, employees or agents of the Trust if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his official care or conduct in his official capacity for the Trust, that his conduct was in the Trust's best interests, (2) in all of the cases, that his conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he had no reason to believe that his conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

         All shares of the Trust have equal rights with respect to voting, except that (i) the holders of shares of all classes of a particular portfolio, voting together, will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that portfolio, and (ii) the holders of shares of a particular class will have the exclusive right to vote on matters pertaining to distribution plans or shareholder service plans, if any such plans are adopted, relating solely to such class. The holders of each class have distinctive rights with respect to dividends. In the event of dissolution or liquidation, holders of each portfolio's shares will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares related, less (b) the liabilities of the Trust attributable to the respective portfolio or allocated between the portfolios based on the respective liquidation values of each such portfolio.

         The Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written instrument signed by at least two-thirds of the trustees of the Trust or by a vote of the holders of two-thirds of the outstanding shares present at a meeting of which a quorum is present and which has been duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust's shares.

         As used herein, the term "majority of the outstanding shares" of beneficial interest of the Trust or a portfolio means, respectively, the lesser of (i) 67% or more of the shares of beneficial interest of the Trust or the portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of beneficial interest of the Trust or the portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of beneficial interest of the Trust or the portfolio.

         The Institutional Class and the Class A shares of the Fund have different shareholders and are allocated certain differing class expenses, such as distribution and/or service fees related to their respective shares. To obtain information about the Class A shares, please call A I M Fund Services, Inc., a registered broker-dealer and wholly owned subsidiary of A I M Advisors, Inc. ("AIM"), at (800) 347-4246. A I M Distributors ("AIM Distributors") is the exclusive distributor of the Trust's shares.

         There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional classes or series of the Trust's shares without shareholder approval.


                                   MANAGEMENT

         The overall management of the business and affairs of the Fund is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund, including the Master Investment Advisory Agreement and Master Administrative Services Agreement with AIM, the agreement with AIM Distributors regarding distribution of the Fund's shares, the agreement with The Bank of New York as the custodian and the agreement with A I M Fund Services, Inc. ("AFS") as transfer agent. The day-to-day operations of the Fund is delegated to the officers of the Trust and to AIM, subject always to the investment objective, restrictions and policies of the Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the trustees of the Trust also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM ("AIM Funds"). Certain of the executive officers of the Trust hold similar offices with some or all of such investment companies.

======================================== ======================= ====================================================
                                           POSITIONS HELD WITH   PRINCIPAL OCCUPATION DURING AT LEAST THE PAST
         NAME, ADDRESS AND AGE                 REGISTRANT        5 YEARS
======================================== ======================= ====================================================
*ROBERT H. GRAHAM  (53)                   Trustee, Chairman and  Director, President and Chief Executive Officer,
                                                President        A I M Management Group Inc.; Director and President,
                                                                 A I M Advisors, Inc.; Director and Senior Vice
                                                                 President, A I M Capital Management, Inc., A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc., and
                                                                 Fund Management Company; and Director and Chief
                                                                 Executive Officer, Managed Products, AMVESCAP PLC.

---------------------------------------- ----------------------- ----------------------------------------------------

BRUCE L. CROCKETT (56)                           Trustee         Director, ACE Limited (insurance company).
906 Frome Lane                                                   Formerly, Director, President and Chief Executive
McLean, VA 22102                                                 Officer, COMSAT Corporation; and Chairman, Board
                                                                 of Governors of INTELSAT (international
                                                                 communications company).

---------------------------------------- ----------------------- ----------------------------------------------------

OWEN DALY II (76)                                Trustee         Formerly, Director, Cortland Trust Inc.
Six Blythewood Road                                              (investment company).  CF & I Steel Corp.,
Baltimore, MD  21210                                             Monumental Life Insurance Company and Monumental
                                                                 General Insurance Company; and Chairman of the
                                                                 Board of Equitable Bancorporation.

---------------------------------------- ----------------------- ----------------------------------------------------

EDWARD K. DUNN, JR. (65)                         Trustee         Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza, 8th Floor,                                      Mercantile Mortgage Corp.; Vice Chairman of the
Suite 805                                                        Board of Directors, President and Chief Operating
Baltimore, MD   21201                                            Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                 President, Mercantile Bankshares.

---------------------------------------- ----------------------- ----------------------------------------------------

JACK M. FIELDS (48)                              Trustee         Chief Executive Officer, Twenty First Century
434 New Jersey Avenue, S.E.                                      Group, Inc. (a governmental affairs company).
Washington, DC  20003                                            Formerly, Member of the U.S. House of
                                                                 Representatives.

---------------------------------------- ----------------------- ----------------------------------------------------
**CARL FRISCHLING (63)                           Trustee         Partner, Kramer Levin Naftalis & Frankel LLP (law
  919 Third Avenue                                               firm).
  New York, NY  10022

======================================== ======================= ====================================================

* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

** A trustee who is an "interested person" of the Trust as defined in the 1940 Act.

======================================== ======================= ====================================================
                                           POSITIONS HELD WITH   PRINCIPAL OCCUPATION DURING AT LEAST THE PAST
         NAME, ADDRESS AND AGE                 REGISTRANT        5 YEARS
======================================== ======================= ====================================================
PREMA MATHAI-DAVIS (50)                          Trustee         Formerly, Chief Executive Officer, YWCA of the USA.
370 East 76th Street
New York, NY 10021

---------------------------------------- ----------------------- ----------------------------------------------------

LEWIS F. PENNOCK  (58)                           Trustee         Partner, Pennock & Coopers (law firm).
6363 Woodway, Suite 825
Houston, TX  77057

---------------------------------------- ----------------------- ----------------------------------------------------

LOUIS S. SKLAR (61)                              Trustee         Executive Vice President, Development and
The Williams Tower, 50th Floor                                   Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                              (real estate development).
Houston, TX  77056

---------------------------------------- ----------------------- ----------------------------------------------------

GARY T. CRUM (53)                         Senior Vice President  Director and President, A I M Capital Management,
                                                                 Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC.

---------------------------------------- ----------------------- ----------------------------------------------------

CAROL F. RELIHAN (46)                     Senior Vice President  Director, Senior Vice President, General Counsel
                                              and Secretary      and Secretary, A I M Advisors, Inc; Senior Vice
                                                                 President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President
                                                                 and General Counsel, Fund Management Company;
                                                                 General Counsel and Vice President, A I M Fund
                                                                 Services, Inc.; and Vice President,
                                                                 A I M Capital Management, Inc. and A I M
                                                                 Distributors, Inc.

---------------------------------------- ----------------------- ----------------------------------------------------

DANA R. SUTTON (41)                        Vice President and    Vice President and Fund Controller, A I M
                                                Treasurer        Advisors, Inc.; and Assistant Vice President and
                                                                 Assistant Treasurer, Fund Management Company.

---------------------------------------- ----------------------- ----------------------------------------------------

MELVILLE B. COX  (57)                        Vice President      Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc., A I M Capital Management, Inc.,
                                                                 A I M Distributors, Inc.,  A I M Fund Services, Inc.
                                                                 and Fund Management Company.

---------------------------------------- ----------------------- ----------------------------------------------------

KAREN DUNN KELLEY (40)                       Vice President      Senior Vice President, A I M Capital Management,
                                                                 Inc. and Vice President, A I M Advisors, Inc.

======================================== ======================= ====================================================

         The standing Committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for the Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Fund's independent accountants and management.

         The members of the Investments Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees.

         The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected, and (ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

REMUNERATION OF TRUSTEES

         Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any Committee attended. Each trustee who is not also an officer of the Trust is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee or director of other funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds"). Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:

         =================================== ===================== ====================== ======================
                                                                         RETIREMENT
                                                  AGGREGATE               BENEFITS                TOTAL
                                                 COMPENSATION              ACCRUED             COMPENSATION
                                                   FROM THE                BY ALL                FROM ALL
                       TRUSTEE                     TRUST(1)             AIM FUNDS(2)           AIM FUNDS(3)
         ----------------------------------- --------------------- ---------------------- ----------------------
         Charles T. Bauer(4)                                $    0               $      0               $      0
         ----------------------------------- --------------------- ---------------------- ----------------------

         Bruce L. Crockett                                   5,461                 37,485                103,500
         ----------------------------------- --------------------- ---------------------- ----------------------

         Owen Daly II                                        5,461                122,898                103,500
         ----------------------------------- --------------------- ---------------------- ----------------------

         Edward K. Dunn, Jr                                  5,461                 55,565                103,500
         ----------------------------------- --------------------- ---------------------- ----------------------

         Jack M. Fields                                      5,421                 15,826                101,500
         ----------------------------------- --------------------- ---------------------- ----------------------

         Carl Frischling(5)                                  5,461                 97,791                103,500
         ----------------------------------- --------------------- ---------------------- ----------------------

         Robert H. Graham                                        0                      0                      0
         ----------------------------------- --------------------- ---------------------- ----------------------

         John F. Kroeger(6)                                      0                 40,461                      0
         ----------------------------------- --------------------- ---------------------- ----------------------

         Prema Mathai-Davis                                  5,422                 11,870                101,500
         ----------------------------------- --------------------- ---------------------- ----------------------

         Lewis F. Pennock                                    5,461                 45,766                103,500
         ----------------------------------- --------------------- ---------------------- ----------------------

         Ian W. Robinson(6)                                      0                 94,442                 25,000
         ----------------------------------- --------------------- ---------------------- ----------------------

         Louis S. Sklar                                      5,422                 90,232                101,500
         =================================== ===================== ====================== ======================

----------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2000, including earnings thereon, was $39,147.

(2) During the fiscal year ended July 31, 2000, the total estimated amount of expenses allocated to the Trust in respect of such retirement benefits was $12,655. Data reflects compensation estimated for the calendar year ended December 31, 1999.

(3) Each trustee serves as a director or trustee of a total of 12 registered investment companies advised by AIM as of December 31, 1999. Data reflects total compensation earned during the calendar year ended December 31, 1999.

(4) Mr. Bauer was a trustee and officer until September 30, 2000, when he retired.

(5) During the fiscal year ended July 31, 2000, the Trust paid $22,567 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel, LLP for services rendered to the independent trustees of the Trust.

(6) Mr. Kroeger was a trustee until June 11, 1998. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees".

(7)  Mr. Robinson was a trustee until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, a trustee becomes eligible to retire and receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 20, 19, 11, 11, and 2 years, respectively.

                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

         ================== =======================================================
          Number of Years
          of Service With          Estimated Annual Benefits Upon Retirement
             AIM Funds
         ================== =======================================================
                 10                                $75,000
         ------------------ -------------------------------------------------------

                  9                                $67,500
         ------------------ -------------------------------------------------------

                  8                                $60,000
         ------------------ -------------------------------------------------------

                  7                                $52,500
         ------------------ -------------------------------------------------------

                  6                                $45,000
         ------------------ -------------------------------------------------------

                  5                                $37,500
         ================== =======================================================


DEFERRED COMPENSATION AGREEMENTS

         Messrs. Daly, Dunn, Fields, Frischling, and Sklar and Dr. Mathai-Davis (the "Deferring Trustees") have each executed a Deferred Compensation Agreement. Pursuant to the agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such deferring trustee's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

THE INVESTMENT ADVISOR

         AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment advisor to the Fund pursuant to a Master Investment Advisory Agreement with the Trust (the "Advisory Agreement"), and a Master Administrative Services Agreement with AIM. AIM was organized in 1976, and together with its subsidiaries, advises or manages over 120 investment portfolios encompassing a broad range of investment objectives.

         AIM is a wholly owned subsidiary of AIM Management, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers." A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to a de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there are no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also prohibits employees from purchasing securities in an initial public offering. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Advisory Agreement will continue from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party (the "Non-Interested Trustees") by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on sixty (60) days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

         Pursuant to the terms of the Advisory Agreement, AIM manages the investments of the Fund and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Pursuant to the Advisory Agreement, AIM receives a fee as compensation for its services with respect to the Fund, calculated daily and paid monthly, at an annual rate equal to 0.20% of the first $500 million of the Fund's aggregate average daily net assets, plus 0.175% of the Fund's aggregate average daily net assets in excess of $500 million.

         In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fees, and has agreed to seek Board approval prior to its receipt of all or a portion of such fees.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         In addition to the fees paid to AIM pursuant to the Advisory Agreement and the Master Administrative Services Agreement, the Trust, on behalf of the Fund, also pays or causes to be paid all other expenses attributable to the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents; brokers' commissions in connection with portfolio securities transactions of the Fund; all taxes, including securities issuance and transfer taxes, and fees payable to federal, state or other governmental agencies; the cost and expenses of engraving or printing share certificates; all costs and expenses in connection with registration and maintenance of registration with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing proxy statements, reports to shareholders, prospectuses and statements of additional information of the Fund and supplements thereto; expenses of shareholders' and trustees' meetings; fees and travel expenses of trustees and trustee members of any advisory board or committee; expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside pricing service; fees and expenses of legal counsel, including counsel to the Non-Interested Trustees of the Trust or AIM, and of independent accountants; membership dues of industry associations; interest payable on borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust; and extraordinary expenses (including but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). AIM Distributors bears the expenses of printing and distributing reports to shareholders, prospectuses and statements of additional information (other than those reports to shareholders, prospectuses and statements of additional information distributed to existing shareholders of the Institutional Shares) and any other promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to purchasers or dealers in connection with the public offering of shares of the Institutional Shares.

         Expenses of the Trust which are not directly attributable to the operations of any class of shares or Portfolio of the Trust are prorated among all classes of the Trust based upon the relative net assets of each class or Portfolio. Expenses of the Trust which are not directly attributable to a specific class of shares but are directly attributable to a specific Portfolio are prorated among all classes of such Portfolio based upon the relative net assets of each such class. Expenses of the Trust which are directly attributable to a specified class of shares are charged against the income available for distribution as dividends to such shares.

         During the fiscal years ended July 31, 2000, 1999 and 1998, AIM received advisory fees of $705,741, $850,738 and $855,900, respectively, pursuant to the Advisory Agreement. During the fiscal years ended July 31, 2000, 1999, and 1998, AIM was reimbursed $80,566, $70,069 and $59,396, respectively, pursuant to the Administrative Services Agreement.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best of the Trust's knowledge, as of November 1, 2000, the trustees and officers of the Trust owned less than 1% of the outstanding shares of all classes of the Trust except for the trustees and officers of AIM Municipal Bond Fund which own 3.76% of the Class A Shares.

         To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding shares of the Trust as of November 1, 2000, and the percent of outstanding shares owned by such shareholders are as follows:

LIMITED MATURITY TREASURY FUND

                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      -----------------------------------            ----------                              ----------------
      INSTITUTIONAL CLASS:

      Esor & Co.                                        56.42%                                         -0-
      Attn:  Trust Operations
      P.O. Box 19006
      Green Bay, WI 54307-9006

      Frost National Bank Tx                            43.01%                                         -0-
      Muir & Co. c/o Frost
      P.O. Box 2479
      San Antonio, TX 78298-2479

      CLASS A SHARES:

      Merrill Lynch Pierce Fenner & Smith               11.84%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

----------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      -----------------------------------            ----------                              ----------------
AIM HIGH YIELD FUND

      CLASS A SHARES:

      Charles Schwab & Co., Inc.                         5.42%                                         -0-
      Reinvestment Account
      101 Montgomery St.
      San Francisco, CA  94104

      Merrill Lynch Pierce Fenner & Smith                5.20%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS B SHARES:

      Merrill Lynch Pierce Fenner & Smith               12.52%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS C SHARES:

      Banc One Securities Corp                          14.69%                                         -0-
      FBO The One Investment Solution
      733 Greencrest Drive
      Westerville, OH 43081

      Merrill Lynch Pierce Fenner & Smith               14.34%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

AIM HIGH YIELD FUND II

      CLASS A SHARES:

      Jonathan C. Schoolar SEP Prop                        -0-                                       9.98%
      3722 Tartan Lane
      Houston, TX 77025

----------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      -----------------------------------            ----------                              ----------------
      Charles Schwab & Co., Inc.                         5.29%                                         -0-
      Reinvestment Account
      101 Montgomery St.
      San Francisco, CA  94104

      CLASS B SHARES:

      Merrill Lynch Pierce Fenner & Smith                9.25%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS C SHARES:

      Merrill Lynch Pierce Fenner & Smith                8.17%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

AIM INCOME FUND

      CLASS B SHARES:

      Merrill Lynch Pierce Fenner & Smith                7.47%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS C SHARES:

      Merrill Lynch Pierce Fenner & Smith               15.33%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

AIM INTERMEDIATE GOVERNMENT FUND

      CLASS A SHARES:

      Merrill Lynch Pierce Fenner & Smith                5.18%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

----------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                     Percentage                              Percentage Owned
      Name and Address                                Owned of                                 of Record and
      of Owner                                         Record*                                 Beneficially
      -----------------------------------            ----------                              ----------------
      CLASS B SHARES:

      Merrill Lynch Pierce Fenner & Smith               15.96%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS C SHARES:

      Merrill Lynch Pierce Fenner & Smith               16.10%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      Banc One Securities Corp.                          5.05%                                         -0-
      FBO The One Investment Solution
      733 Greencrest Drive
      Westerville, OH  43081

AIM MUNICIPAL BOND FUND

      CLASS B SHARES:

      Merrill Lynch Pierce Fenner & Smith               10.62%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      CLASS C SHARES:

      Merrill Lynch Pierce Fenner & Smith               17.90%                                         -0-
      FBO The Sole Benefit of Customers
      Attn: Fund Administration
      4800 Deer Lake Dr. East, 2nd Floor
      Jacksonville, FL 32246

      Reagan Family Partners
      Robert L. Reagan, General Partner
      Dalene C. Reagan, General Partner
      125 Crestline Dr.
      Kerrville, TX  78028                                 -0-                                       6.20%

----------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                            PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

         A complete description of the manner by which shares of the Institutional Class may be purchased appears in the Prospectus under the caption "Purchasing Shares."

         Shares of the Institutional Class are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares. The net asset value of the Fund varies depending on the market value of its assets.

         In accordance with the current rules and regulations of the SEC, the net asset value per share of the Fund is determined once daily as of the close of the customary trading session of the New York Stock Exchange (the "NYSE") which is generally 4:00 p.m. Eastern Time on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the customary trading session of the NYSE on such day. Net asset value per share of the Fund is determined by subtracting the liabilities (e.g., accrued expenses and dividends payable) of the Fund allocated to the class from the value of securities, cash and other assets (including interest accrued but not collected) of the Fund allocated to the class, and dividing the result by the total number of shares outstanding of such class of the Fund. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Securities will be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees of the Trust. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares," "Redeeming Shares" and "Pricing of Shares" in the Prospectus.)

         The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

THE DISTRIBUTION AGREEMENT

         The Trust has entered into a Distribution Agreement with AIM Distributors (the "Distribution Agreement"), pursuant to which AIM Distributors has agreed to act as the exclusive distributor of shares of the Institutional Class. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. The Distribution Agreement provides that AIM Distributors has the exclusive right to distribute shares of the Institutional Class either directly or through other broker-dealers. The Distribution Agreement also provides that AIM Distributors will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Institutional Class and the costs of preparing and distributing any other supplemental sales literature. AIM Distributors has not undertaken to sell any specified number of shares of the Institutional Class. AIM Distributors does not receive any fees from the Fund pursuant to the Distribution Agreement.

         AIM Distributors is a registered broker-dealer and is also a wholly owned subsidiary of AIM. Certain trustees and officers of the Trust are affiliated with AIM Distributors.

         The Distribution Agreement will continue from year to year only if such continuation is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non-Interested Trustees by votes cast in person at a meeting called for such purpose. The Fund or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate in the event of its "assignment," as defined in the 1940 Act.

SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency, as determined by the SEC, exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

REDEMPTIONS BY THE FUND

         If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

         If the fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the fund may, at its discretion, redeem the account and distribute the proceeds to you.


                       INVESTMENT PROGRAM AND RESTRICTIONS

         Set forth in this section is a description of the Fund's investment policies, strategies and practices. The investment objective of the Fund is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval. The Fund's investment policies, strategies and practices are also non-fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Fund has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval.

         Any percentage limitations with respect to assets of a Fund will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings and reverse repurchase agreements will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit each Fund's borrowing abilities.

INVESTMENT PROGRAM

         To achieve its objective, the Fund will invest in an actively managed portfolio of U.S. Treasury notes and other direct obligations of the U.S. Treasury. The Fund may invest in U.S. Treasury obligations, which are direct obligations of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance, including U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds. The Fund will attempt to enhance its total return through capital appreciation when market factors, such as economic and market conditions and the prospects for interest rate changes, indicate that capital appreciation may be available without significant risk to principal. The Fund does not intend to engage in margin transactions, short sales, or put or call options. The Fund will only purchase securities whose maturities do not exceed three (3) years. Under normal circumstances, the average portfolio maturity of the Fund will range between one-and-one-half (1 1/2) and two (2) years. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover rate should not adversely affect the net income of the Fund. Any percentage limitations with respect to assets of the Fund will be applied at the time of purchase.

         Limited Maturity does not intend to engage in margin transactions.

         Loans of Portfolio Securities. Subject to its investment restrictions (see "Investment Restrictions") the Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or U.S. Treasury obligations which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities; provided, however, that such loans are made according to the guidelines of the SEC and the Trust's Board of Trustees. The Fund will be entitled to the interest paid upon investment of the cash collateral in its permitted investments, or to the payment of a premium or fee for the loan. The Fund may at any time call such loans and obtain the securities loaned. However, if the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions. The Fund may pay reasonable fees to persons unaffiliated with the Fund in connection with the arranging of such loans. The Fund will only engage in securities lending transactions with broker-dealers registered with the SEC, or with federally supervised banks or savings and loan associations.

         When-Issued or Delayed Delivery Trading. The Fund may purchase U.S. Treasury obligations on a when-issued basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery to take place in the future in order to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. The Fund will segregate cash or short-term U.S. Treasury obligations in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and when-issued purchase transactions. No delayed delivery or when-issued commitments will be made if, as a result, more than 25% of the Fund's net assets would be so committed.

         Borrowing. Subject to its investment restrictions (see "Investment Restrictions"), the Fund may borrow money for temporary or emergency purposes such as to meet redemption requests which might otherwise require the untimely disposition of securities. The Fund may not borrow for the purpose of increasing income. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Fund believes that, in the event of abnormally heavy redemption requests, its borrowing provisions would help to mitigate any such effects and could make the forced sale of its portfolio securities less likely.

         Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. It is the current operating policy of the Fund to enter into reverse repurchase agreements (which are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act")) only for temporary or emergency purposes and not as a means to increase income, even though the Fund's investment restrictions permit the Fund to engage in reverse repurchase agreements for income enhancement. The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. Treasury obligations having a value equal to the repurchase price under such reverse repurchase agreement.

         Illiquid Securities. The Fund will limit its investment in illiquid securities to no more than 15% of its net assets, including repurchase agreements with remaining maturities in excess of seven days.

         Investment in Other Investment Companies. The Fund may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to the Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Fund has obtained an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that, with respect to uninvested cash balances, investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         Temporary Defensive Investments. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash and money market instruments. The Fund may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

         Repurchase Agreements. The Fund's investment policies permit the Fund to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of an investment contract from a financial institution, such as a bank or broker-dealer, which contract is secured by U.S. Treasury obligations of the type described above whose value is equal to or greater than the value of the repurchase agreement, including the agreed-upon interest. The agreement provides that the seller will repurchase the underlying securities at an agreed-upon time and price. The total amount received on repurchase will exceed the price paid by the Fund, reflecting the agreed-upon rate of interest for the period from the date of the repurchase agreement to the settlement date. This rate of return is not related to the interest rate on the underlying securities. The difference between the total amount received upon the repurchase of the securities and the price paid by the Fund upon their acquisition is accrued daily as interest. Investments in repurchase agreements may involve risks not associated with investments in the underlying securities. If the seller defaulted on its repurchase obligation, the Fund would incur a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. The Fund will limit repurchase agreements to transactions with sellers believed by AIM to present minimal credit risk. Securities subject to repurchase agreements will be held by the Fund's custodian or in the custodian's account with the Federal Reserve Treasury Book-Entry System. Although the securities subject to repurchase agreements might bear maturities in excess of one year, the Fund will not enter into a repurchase agreement with an agreed-upon repurchase date in excess of seven calendar days from the date of acquisition by the Fund, unless the Fund has the right to require the selling institution to repurchase the underlying securities within seven days of the date of acquisition.

         The investment program described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Fund.

INVESTMENT RESTRICTIONS

         Fundamental Restrictions. The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

          (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Fund relating to certain of these restrictions which the adviser must follow in managing the Fund. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

Non-Fundamental Restrictions. The following non-fundamental investment restrictions apply to the Fund. They may be changed without approval of the Fund's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may
     (i) purchase securities of other investment companies as permitted by
     Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

          (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         For purposes of Limited Maturity's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of the Fund are eligible for investment by a federal credit union. In order to ensure that shares of the Fund meet the requirements for eligibility for investment by federal credit unions, the Fund has adopted the following policies:

               (a)     The Fund will enter into repurchase agreements only with:
               (a) banks insured by the Federal Deposit Insurance Corporation ("FDIC"); (b) savings and loan associations insured by the FDIC; or (c) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

               (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

               (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

               (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.


                             PERFORMANCE INFORMATION

YIELD CALCULATIONS

         Yields for the Institutional Shares used in advertising are computed as follows: (a) divide the interest and dividend income of the Institutional Class for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period; (b) divide the figure arrived at in step (a) by the net asset value of the Institutional Class at the end of the period; and (c) annualize the result (assuming compounding of income) in order to arrive at an annual percentage rate. For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

         Income calculated for the purposes of calculating the yield of the Institutional Class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Institutional Class may differ from the rate of distributions the Institutional Class paid over the same period or the rate of income reported in the financial statements of the Institutional Class.

         The Fund may also quote the distribution rate for the Institutional Class, which expresses the historical amount of income dividends of the Institutional Class to its shareholders as a percentage of the net asset value per share of the Institutional Class. The distribution rate for the Institutional Class for the thirty day period ended July 31, 2000 was 5.91%. This distribution rate was calculated by dividing dividends declared over the thirty days ended July 31, 2000 by the net asset value per share of the Institutional Class at the end of that period and annualizing the result.

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the Institutional Class' return, including the effect of reinvesting dividends and capital gain distributions, and any change in the net asset value per share of the Institutional Class over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Institutional Shares over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance of the Institutional Shares is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Institutional Class.

         In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

HISTORICAL PORTFOLIO RESULTS

         The following chart shows the total returns for the Institutional Class for the twelve months and the five and ten year periods ended July 31, 2000.

                                                                         AVERAGE
                                                                         ANNUAL          CUMULATIVE
                                                                         RETURN            RETURN
                                                                         -------         ----------
        Twelve months ended 07/31/00...........................            4.78%             4.78%
        Five years ended 07/31/00 .............................            5.41%            30.13%
        Ten years ended 07/31/00 ..............................            5.96%            78.47%

         The 30 day yield of the Institutional Class as of July 31, 2000 was 6.22%.

         A hypothetical investment of $1,000 in the Institutional Class made at the beginning of the twelve-month period ended July 31, 2000 would have been worth $1,047.76. During the five-year period ended July 31, 2000, a hypothetical $1,000 investment in the Institutional Class at the beginning of such period would have been worth $1,301.25. A hypothetical investment of $1,000 made at the beginning of the ten-year period ended July 31, 2000, would have been worth $1,784.70 assuming in each case that all distributions were reinvested.

         The performance of the Institutional Class may be compared in advertising to the performance of other mutual funds in general or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Inc. and other independent services which monitor the performance of mutual funds. The Institutional Class may also advertise mutual fund performance rankings which have been assigned to the Institutional Class by such monitoring services.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in the Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

         The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.


                             PORTFOLIO TRANSACTIONS

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for the Fund, selects broker-dealers, effects the Fund's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since most purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incur little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Fund may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         In the event the Fund purchases securities traded in the over-the-counter market, the Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Fund and of the other AIM Funds. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in affiliated money funds) provided the Fund follows procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Fund. Occasionally, identical securities will be appropriate for investment by the Fund and by another AIM Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         Limited Maturity paid no brokerage commissions to brokers affiliated with that Fund during the past three fiscal years of the Fund.

PORTFOLIO TURNOVER

         Changes in the portfolio holdings of the Fund are made without regard to whether a sale would result in a profit or loss. High portfolio turnover involves correspondingly greater transaction costs which are borne directly by the Fund, and may increase capital gains which are taxable as ordinary income when distributed to shareholders.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         The dividends accrued and paid for each class of the Fund's shares will consist of: (a) interest accrued and discounts earned (including both original issue and market discount) for the Fund, allocated based upon each class' pro rata share of the net assets of the Fund, less (b) Trust expenses accrued for the applicable dividend period attributable to the Fund, such as custodian fees, trustee's fees, and accounting and legal expenses, allocated based upon each class' pro rata share of the net assets of the Fund, less (c) expenses directly attributable to each class which accrued for the applicable dividend period, such as shareholder servicing plan expenses, if any, or transfer agent fees unique to each class.

         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of the Fund. Accordingly, dividends begin accruing on the first business day of the Fund following the day on which a purchase order for shares of the Fund is effective, and accrue through the day on which a redemption order is effective. Thus, if a purchase order is effective on a Friday, dividends will begin accruing on the following Monday (unless such day is not a business day of the Fund).

         All dividends declared during a month will be paid by check or wire transfer. (Wire transfers may only be made in amounts of $1,000 or more.) In such case, payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends and distributions automatically reinvested in additional full and fractional shares of the Fund at the net asset value of such shares. Such election, or any revocation thereof, must be made in writing by the institution to AFS at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AFS. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and realized capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Fund's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, if the Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         The Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income gain or loss for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         The Fund anticipates distributing substantially all of its investment company taxable income and net short-term capital gain for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they are not expected to qualify for the 70% dividends received deduction for corporations.

         The Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for noncorporate shareholders), regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or any other fund in the AIM Funds). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made in certain cases) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.

         The Fund is required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF FUND SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Except to the extent otherwise provided in future Treasury regulations, any long-term capital gain recognized by a noncorporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

         If a shareholder (i) incurs a sales load in acquiring shares of the Fund, (ii) disposes of such shares less than 91 days after they are acquired and
(iii) subsequently acquires shares of the same or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit loss recognized.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends and return of capital distributions (other than capital gain dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed net capital gains.

         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and regulations issued thereunder as in effect on November 15, 2000. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. The tax treatment of foreign investors may also differ from the treatment for U.S. investors described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investments in the Fund.


                            MISCELLANEOUS INFORMATION

SHAREHOLDER INQUIRIES

         Shareholder inquiries concerning the status of an account should be directed to the Fund at P.O. Box 0843, Houston, Texas 77001-0843, or may be made by calling (800) 659-1005.

AUDIT REPORTS

         The Trust furnishes holders of the Institutional Class with semi-annual reports containing information about the Trust and its operations, including a schedule of investments held by the Fund and its financial statements. The annual financial statements are audited by the Fund's independent certified public accountants. The Board of Trustees has selected KPMG LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Fund.

LEGAL MATTERS

         Certain legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

TRANSFER AGENT AND CUSTODIAN

         The Fund and AFS, a wholly owned subsidiary of AIM and registered transfer agent, have entered into the Transfer Agency and Service Agreement, pursuant to which AFS provides transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Bank of New York acts as custodian for the Fund's portfolio securities and cash. The Bank of New York attends to the collection of principal and income, pays and collects all monies for securities bought and sold for the Fund, and performs certain other ministerial duties. The Bank of New York and AFS receive such compensation from the Trust for their services as is agreed to from time to time. The address of The Bank of New York is 90 Washington Street, 11th Floor, New York, New York 10286.

OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered pursuant to the Prospectus. The Registration Statement is available for inspection by the public at the SEC in Washington, DC.

                              FINANCIAL STATEMENTS







































                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a series of AIM Investment Securities Funds) including the schedule of investments, as of July 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

JULY 31, 2000

                                                                    PRINCIPAL
                                                                     AMOUNT        MARKET
                                                         MATURITY     (000)        VALUE
U.S. TREASURY SECURITIES-99.01%

U.S. TREASURY NOTES-99.01%

5.50%                                                    08/31/01    $25,100    $ 24,862,554
--------------------------------------------------------------------------------------------
5.63%                                                    09/30/01     25,100      24,875,857
--------------------------------------------------------------------------------------------
5.88%                                                    10/31/01     25,100      24,938,356
--------------------------------------------------------------------------------------------
5.88%                                                    11/30/01     25,100      24,931,328
--------------------------------------------------------------------------------------------
6.13%                                                    12/31/01     25,100      25,007,632
--------------------------------------------------------------------------------------------
6.38%                                                    01/31/02     25,100      25,092,470
--------------------------------------------------------------------------------------------
6.50%                                                    02/28/02     25,100      25,144,427
--------------------------------------------------------------------------------------------
6.50%                                                    03/31/02     25,100      25,147,188
--------------------------------------------------------------------------------------------
6.38%                                                    04/30/02     25,100      25,099,247
--------------------------------------------------------------------------------------------
6.63%                                                    05/31/02     25,100      25,214,707
--------------------------------------------------------------------------------------------
6.38%                                                    06/30/02     25,100      25,115,562
--------------------------------------------------------------------------------------------
6.25%                                                    07/31/02     24,100      24,085,058
--------------------------------------------------------------------------------------------
    Total U.S. Treasury Securities (Cost $299,787,994)                           299,514,386
--------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS-99.01%                                                     299,514,386
--------------------------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES-0.99%                                            2,999,031
--------------------------------------------------------------------------------------------
    NET ASSETS-100.00%                                                          $302,513,417
============================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2000


ASSETS:

Investments, at market value (Cost $299,787,994)              $299,514,386
--------------------------------------------------------------------------
Cash                                                             1,120,488
--------------------------------------------------------------------------
Receivables for:
--------------------------------------------------------------------------
  Fund shares sold                                                 272,822
--------------------------------------------------------------------------
  Interest                                                       3,873,029
--------------------------------------------------------------------------
Investment for deferred compensation plan                           40,106
--------------------------------------------------------------------------
Other assets                                                         2,306
--------------------------------------------------------------------------
    Total assets                                               304,823,137
--------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                                         1,752,268
--------------------------------------------------------------------------
  Dividends                                                        358,703
--------------------------------------------------------------------------
  Deferred compensation plan                                        40,106
--------------------------------------------------------------------------
Accrued advisory fees                                               48,904
--------------------------------------------------------------------------
Accrued administrative services fees                                 5,859
--------------------------------------------------------------------------
Accrued distribution fees                                           54,237
--------------------------------------------------------------------------
Accrued transfer agent fees                                         39,501
--------------------------------------------------------------------------
Accrued operating expenses                                          10,142
--------------------------------------------------------------------------
    Total liabilities                                            2,309,720
--------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $302,513,417
==========================================================================

NET ASSETS:

Class A                                                       $300,058,098
==========================================================================
Institutional Class                                           $  2,455,319
==========================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                         30,115,896
==========================================================================
Institutional Class                                                246,425
==========================================================================
Class A :
  Net asset value and redemption price per share              $       9.96
--------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.96 divided by 99.00%)              $      10.06
==========================================================================
Institutional Class:
  Net asset value, redemption price and offering price per
    share                                                     $       9.96
==========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2000

INVESTMENT INCOME:

Interest                                                      $19,783,947
-------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     705,741
-------------------------------------------------------------------------
Administrative services fee                                        80,566
-------------------------------------------------------------------------
Custodian fees                                                     11,079
-------------------------------------------------------------------------
Distribution fees -- Class A                                      517,076
-------------------------------------------------------------------------
Transfer agent fees -- Class A                                    444,091
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          2,749
-------------------------------------------------------------------------
Trustees' fees                                                      9,224
-------------------------------------------------------------------------
Other                                                             104,612
-------------------------------------------------------------------------
    Total expenses                                              1,875,138
-------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (3,920)
-------------------------------------------------------------------------
    Net expenses                                                1,871,218
-------------------------------------------------------------------------
Net investment income                                          17,912,729
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (4,797,259)
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    2,049,768
-------------------------------------------------------------------------
      Net gain (loss) on investment securities                 (2,747,491)
-------------------------------------------------------------------------
Net increase in net assets resulting from operations          $15,165,238
-------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------

OPERATIONS:

  Net investment income                                       $ 17,912,729    $ 19,679,426
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (4,797,259)      1,359,439
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        2,049,768      (3,023,894)
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        15,165,238      18,014,971
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                      (17,525,848)    (18,245,067)
------------------------------------------------------------------------------------------
  Institutional Class                                             (416,635)     (1,523,201)
------------------------------------------------------------------------------------------
SHARE TRANSACTIONS-NET:
  Class A                                                      (87,282,579)     46,655,684
------------------------------------------------------------------------------------------
  Institutional Class                                          (14,575,249)    (33,718,444)
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (104,635,073)     11,183,943
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                            407,148,490     395,964,547
------------------------------------------------------------------------------------------
  End of year                                                 $302,513,417    $407,148,490
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $311,671,908    $413,559,490
------------------------------------------------------------------------------------------
  Undistributed net investment income                               29,754          29,754
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (8,914,637)     (4,117,378)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                    (273,608)     (2,323,376)
------------------------------------------------------------------------------------------
                                                              $302,513,417    $407,148,490
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of seven separate series portfolios each having an unlimited number of shares of beneficial interests. The Fund currently offers two different classes of shares: Class A shares and the Institutional Class. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of discounts on investments, is recorded on the accrual basis from settlement date. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes.
     On July 31, 2000 undistributed net investment income was increased by $29,754 and additional paid-in capital was decreased by $29,754 as a result of reclassifications of nondeductible organizational expenses. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for Federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $4,224,162 as of July 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2000, AIM was paid $80,566 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended July 31, 2000, AFS was paid $151,859 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares. The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. For the year ended July 31, 2000, the Fund paid AIM Distributors $517,076 as compensation under the Plan.
    AIM Distributors received commissions of $57,087 from sales of the Class A shares of the Fund during the year ended July 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS, FMC and AIM Distributors.
    During the year ended July 31, 2000, the Fund paid legal fees of $3,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,920 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,920.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2000 was $431,234,972 and $537,432,998, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2000 was as follows:

Aggregate unrealized appreciation of investment securities     $ 395,575
------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (874,560)
------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
  securities                                                   $(478,985)
========================================================================
Cost of investments for tax purposes is $299,993,371.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2000 and 1999 were as follows:

                                                2000                          1999
                                     ---------------------------   ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
                                     -----------   -------------   -----------   -------------
Sold:
  Class A                             20,491,334   $ 204,290,029    66,719,952   $ 675,218,081
----------------------------------------------------------------------------------------------
  Institutional Class                    191,454       1,910,678       489,034       4,947,727
----------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                              1,468,058      14,627,764     1,524,802      15,430,990
----------------------------------------------------------------------------------------------
  Institutional Class                        891          11,992         1,998          20,239
----------------------------------------------------------------------------------------------
Reacquired:
  Class A                            (30,726,141)   (306,200,372)  (63,662,111)   (643,993,387)
----------------------------------------------------------------------------------------------
  Institutional Class                 (1,653,776)    (16,497,919)   (3,809,602)    (38,686,410)
----------------------------------------------------------------------------------------------
                                     (10,228,180)  $(101,857,828)    1,264,073   $  12,937,240
==============================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              INSTITUTIONAL CLASS
                                              ---------------------------------------------------
                                                 2000       1999      1998      1997      1996
                                              ----------  --------  --------  --------  ---------
Net asset value, beginning of period          $10.03      $ 10.07   $ 10.07   $  9.97   $  10.03
--------------------------------------------  ------      -------   -------   -------   --------
Income from investment operations:
  Net investment income                         0.54         0.49      0.56      0.56       0.58
--------------------------------------------  ------      -------   -------   -------   --------
  Net gains (losses) on securities (both
    realized and unrealized)                   (0.07)       (0.04)       --      0.10      (0.06)
--------------------------------------------  ------      -------   -------   -------   --------
    Total from investment operations            0.47         0.45      0.56      0.66       0.52
--------------------------------------------  ------      -------   -------   -------   --------
Less distributions:
  Dividends from net investment income         (0.54)       (0.49)    (0.56)    (0.56)     (0.58)
--------------------------------------------  ------      -------   -------   -------   --------
Net asset value, end of period                $ 9.96      $ 10.03   $ 10.07   $ 10.07   $   9.97
============================================  ======      =======   =======   =======   ========
Total return                                    4.78%        4.55%     5.66%     6.79%      5.27%
============================================  ======      =======   =======   =======   ========
Ratios/supplemental data:
Net assets, end of year (000s omitted)        $2,455      $17,131   $50,609   $48,866   $143,468
============================================  ======      =======   =======   =======   ========
Ratio of expenses to average net assets         0.29%(a)     0.31%     0.32%     0.31%      0.27%
============================================  ======      =======   =======   =======   ========
Ratio of net investment income to average
  net assets                                    5.31%(a)     4.84%     5.51%     5.56%      5.72%
============================================  ======      =======   =======   =======   ========
Portfolio turnover rate                          122%         184%      133%      130%       117%
============================================  ======      =======   =======   =======   ========

(a) Ratios are based on average net assets of $8,153,267.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION





                         AIM INVESTMENT SECURITIES FUNDS

                                ----------------

                               AIM HIGH YIELD FUND
                             AIM HIGH YIELD FUND II
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND

                                       AND

              CLASS A SHARES OF AIM LIMITED MATURITY TREASURY FUND


                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                ----------------


        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS FOR THE
             ABOVE-NAMED FUNDS, COPIES OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS, OR BY WRITING
                    A I M FUND SERVICES, INC., P.O. BOX 4739,
                           HOUSTON, TEXAS 77210- 4739,
                          OR BY CALLING (800) 347-4246.


                                ----------------


          STATEMENT OF ADDITIONAL INFORMATION DATED: NOVEMBER 28, 2000
                         RELATING TO THE PROSPECTUSES OF
                  AIM HIGH YIELD FUND DATED: NOVEMBER 28, 2000,
                AIM HIGH YIELD FUND II DATED: NOVEMBER 28, 2000,
                    AIM INCOME FUND DATED: NOVEMBER 28, 2000,
           AIM INTERMEDIATE GOVERNMENT FUND DATED: NOVEMBER 28, 2000,
                 AIM MONEY MARKET FUND DATED: NOVEMBER 28, 2000,
                AIM MUNICIPAL BOND FUND DATED: NOVEMBER 28, 2000, AND
CLASS A SHARES OF AIM LIMITED MATURITY TREASURY FUND DATED: NOVEMBER 28, 2000

                                TABLE OF CONTENTS


                                                                                                               Page
                                                                                                               ----

INTRODUCTION......................................................................................................1


GENERAL INFORMATION ABOUT THE TRUST...............................................................................1

         The Trust and its Shares.................................................................................1

PERFORMANCE INFORMATION...........................................................................................4

         Yield Calculations.......................................................................................4
         Total Return Calculations................................................................................5
         Total Return Quotations..................................................................................6
         Cumulative Return Quotations.............................................................................8
         Historical Portfolio Results.............................................................................9

PORTFOLIO TRANSACTIONS...........................................................................................10

         General Brokerage Policy................................................................................10
         Allocation of Portfolio Transactions....................................................................11
         Allocation of IPO Securities Transactions...............................................................11
         Section 28(e) Standards.................................................................................12
         Transactions with Regular Brokers.......................................................................12
         Brokerage Commissions Paid..............................................................................13
         Portfolio Turnover (All Funds Except Money Market)......................................................13

INVESTMENT STRATEGIES AND RISKS..................................................................................13

         High Yield..............................................................................................14
         High Yield II...........................................................................................14
         Limited Maturity........................................................................................15
         Money Market............................................................................................15
         Municipal Bond..........................................................................................16
         High Yield, High Yield II, Income, Intermediate Government and Municipal Bond...........................17
         Risk Factors Regarding Non-Investment Grade Debt Securities.............................................18
         Real Estate Investment Trusts ("REITs").................................................................19
         Lending Portfolio Securities............................................................................19
         Interfund Loans.........................................................................................19
         Short Sales.............................................................................................19
         Margin Transactions.....................................................................................20
         Delayed Delivery Agreements.............................................................................20
         When-Issued Securities..................................................................................21
         Investments in Foreign Securities.......................................................................21
         Risk Factors Regarding Foreign Securities...............................................................22
         Illiquid Securities.....................................................................................23
         Rule 144A Securities....................................................................................23
         Repurchase Agreements...................................................................................23
         Reverse Repurchase Agreements...........................................................................24
         Dollar Roll Transactions................................................................................24
         Borrowing...............................................................................................25
         Investment in Other Investment Companies................................................................25
         Temporary Defensive Investments.........................................................................25
         U.S. Treasury Securities................................................................................25
         Foreign Exchange Transactions...........................................................................25



OPTIONS, FUTURES AND CURRENCY STRATEGIES.........................................................................26

         Introduction............................................................................................26
         General Risks of Options, Futures and Currency Strategies...............................................26
         Cover...................................................................................................27
         Writing Call Options....................................................................................27
         Writing Put Options.....................................................................................28
         Purchasing Put Options..................................................................................28
         Purchasing Call Options.................................................................................29
         Over-The-Counter Options................................................................................29
         Index Options...........................................................................................29
         Limitations on Options..................................................................................30
         Interest Rate, Currency and Stock Index Futures Contracts...............................................30
         Options on Futures Contracts............................................................................31
         Forward Contracts.......................................................................................31
         Limitations on Use of Futures, Options on Futures and Certain Options on Currencies.....................32

INVESTMENT RESTRICTIONS..........................................................................................32

         Fundamental Restrictions................................................................................32
         Non-Fundamental Restrictions............................................................................33

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................34


MANAGEMENT.......................................................................................................39

         Trustees and Officers...................................................................................39
         Remuneration of Trustees................................................................................42
         AIM Funds Retirement Plan for Eligible Directors/Trustees...............................................44
         Deferred Compensation Agreements........................................................................44
         Investment Advisory and Other Services..................................................................45
         Distribution Plans......................................................................................48

THE DISTRIBUTION AGREEMENTS......................................................................................54

SALES CHARGES AND DEALER CONCESSIONS.............................................................................56

REDUCTIONS IN INITIAL SALES CHARGES..............................................................................59

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS......................................................................63

HOW TO PURCHASE AND REDEEM SHARES................................................................................65

         Variable Annuity Contracts..............................................................................65
         Backup Withholding......................................................................................66

NET ASSET VALUE DETERMINATION....................................................................................67

         For Money Market........................................................................................67
         For All Other Funds.....................................................................................68

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................69

         Dividends and Distributions.............................................................................69
         Tax Matters.............................................................................................69
         Qualification as a Regulated Investment Company.........................................................70
         Excise Tax on Regulated Investment Companies............................................................71
         Fund Distributions......................................................................................71
         Municipal Bond..........................................................................................72
         Sale or Redemption of Fund Shares.......................................................................73



         Reinstatement Privilege.................................................................................74
         Foreign Shareholders....................................................................................74
         Effect of Future Legislation; Local Tax Considerations..................................................74

DESCRIPTION OF MONEY MARKET INSTRUMENTS..........................................................................74

SHAREHOLDER INFORMATION..........................................................................................75

MISCELLANEOUS INFORMATION........................................................................................78

         Charges for Certain Account Information.................................................................78
         Audit Reports...........................................................................................78
         Legal Matters...........................................................................................78
         Custodian and Transfer Agent............................................................................78
         Other Information.......................................................................................79

DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES.................80

RATINGS OF SECURITIES............................................................................................83

FINANCIAL STATEMENTS.............................................................................................FS

                                  INTRODUCTION


         AIM Investment Securities Funds (the "Trust") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors with certain information concerning the activities of the Fund being considered for investment. This information is included in prospectuses for each series portfolio of the Trust (each a "Fund" and collectively, the "Funds"). The date of the most recent prospectus for each Fund is set forth below.


                                                                                  Date of Most
         Fund Name:                                                             Recent Prospectus:
         ---------                                                              ------------------

         AIM High Yield Fund                                                    November 28, 2000
         AIM High Yield Fund II                                                 November 28, 2000
         AIM Income Fund                                                        November 28, 2000
         AIM Intermediate Government Fund                                       November 28, 2000
         AIM Limited Maturity Treasury Fund                                     November 28, 2000
         AIM Money Market Fund                                                  November 28, 2000
         AIM Municipal Bond Fund                                                November 28, 2000

         Throughout this Statement of Additional Information, these prospectuses are referred to collectively as the "Prospectuses" and individually, each is referred to as a "Prospectus."

         AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund and AIM Municipal Bond Fund all issue Class A, Class B and Class C shares. AIM Money Market Fund issues AIM Cash Reserve Shares, Class B shares and Class C shares. AIM Limited Maturity Treasury Fund issues Class A shares (which are discussed in this Statement of Additional Information) and Institutional Class shares (which are discussed in a separate Statement of Additional Information).

         This Statement of Additional Information is intended to furnish investors with additional information concerning the Funds. Some of the information set forth in this Statement of Additional Information is also included in the Prospectuses. Copies of the Prospectuses and additional copies of this Statement of Additional Information may be obtained without charge by writing A I M Fund Services, Inc. ("AFS"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive and should read the appropriate Prospectus before they invest in any Fund.

         The Prospectuses and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES

         The Trust was previously organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund ("Limited Maturity") was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund ("High Yield"), AIM Income Fund ("Income"), AIM Intermediate Government Fund ("Intermediate Government"), AIM Money Market Fund series ("Money Market") and AIM Municipal Bond Fund ("Municipal Bond") were reorganized on June 1, 2000 as series portfolios of the Trust. A copy of the Trust's Amended and Restated Agreement and Declaration of Trust dated November 5, 1998, as amended (the "Trust Agreement"), is on file with the SEC. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of High Yield, Income, Intermediate Government, Money Market and Municipal Bond changed from December 31 to July 31.

         AIM High Yield Fund II ("High Yield II") commenced operations on September 30, 1998. Limited Maturity succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to Limited Maturity (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). High Yield, Income, Intermediate Government, Money Market and Municipal Bond succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to High Yield, Income, Intermediate Government, Money Market or Municipal Bond (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof).

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectuses under the captions "Exchanging Shares" and "Redeeming Shares." The assets received by the Trust for the issuance or sale of shares of each Fund, and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that Fund. They constitute the underlying assets of a Fund, are required to be segregated on the Trust's books of account, and are to be charged with the expenses with respect to the Fund and its respective classes. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Shareholders of a Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of that Fund. However, on matters affecting one Fund or one class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class. An example of a matter which would be voted on separately by shareholders of a particular portfolio is the approval of the Advisory Agreement, and an example of a matter which would be voted on separately by shareholders of each class is the approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees. Under the Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         Class B shares automatically convert to Class A shares at the end of the month which is eight years after the date of purchase. A pro rata portion of shares from reinvested dividends and distributions convert at the same time. No other shares have conversion rights. Because Class B shares convert into Class A shares, the holders of Class B shares (as well as the holders of Class A shares) of each Fund must approve any material increase in fees payable with respect to that Fund under the Class A and C Plan or a new class of shares into which the Class B shares will convert must be created which will be identical in all material respects to the Class A shares prior to the material increase in fees.

         Each share of beneficial interest of a Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions out of the income belonging to the Fund. Fractional shares have proportionately the same rights, including voting rights, as are provided for full shares, as declared by the Board of Trustees. The Trust offers seven separate Funds with differing Class structures: Class A, Class B and Class C shares of High Yield, High Yield II, Income, Intermediate Government and Municipal Bond; Class A shares and the Institutional Class of Limited Maturity; and AIM Cash Reserve Shares, Class B and Class C shares of Money Market. As further described in the Prospectuses, each class is subject to differing sales charges (if applicable) and expenses, which differences will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class of the respective Funds are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution. If the Trust liquidates, the Funds will first satisfy the outstanding liabilities of each of their classes. The Funds will then distribute the net assets allocable to each of their classes to the shareholders of such classes on a pro rata basis.

         To obtain information about the Institutional Class of Limited Maturity, please call A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly owned subsidiary of A I M Advisors, Inc. ("AIM"), at (800) 659-1005. AIM Distributors is the exclusive distributor of the Trust's shares.

         The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the Investment Company Act of 1940, as amended, (the "1940 Act"), state law and the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

         The Trust Agreement provides that trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any trustee may resign or retire; (b) any trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust, or at any time by written instrument signed by at least two-thirds of the trustees and specifying when such removal becomes effective; or (c) any trustee who has died or become incapacitated and is unable to serve may be retired by a written instrument signed by a majority of the trustees and specifying the date of his or her retirement.

         Under Delaware law, the shareholders of a Delaware business Trust shall be entitled to the same limitations of liability extended to shareholders of private, for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement, though, does disclaim shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement also provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss is limited to circumstances in which the Fund would be unable to meet its obligations and wherein the complaining party was not held to be bound by the disclaimer.

         The Trust Agreement further provides that the trustees and officers will not be liable for any act, omission or obligation of the Trust or any trustee or officer. However, nothing in the Trust Agreement protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust. The Trust Agreement also provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

                             PERFORMANCE INFORMATION

YIELD CALCULATIONS
         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where     a   =    dividends and interest earned during a stated 30-day period.
                   For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

          b   =    expenses accrued during period (net of reimbursement).

          c   =    the average daily number of shares outstanding during the
                   period.

          d   =    the maximum offering price per share on the last day of the period.
         Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A tax-equivalent yield is calculated in the same manner as the standard yield with an adjustment for a stated, assumed tax rate. Municipal Bond may also demonstrate the effect of such tax-equivalent adjustments generally by comparing various yield levels with their corresponding tax-equivalent yields, given a stated tax rate.
         The yields for each of the Funds (except Money Market) for the thirty-day period ended July 31, 2000, were as follows:

                                                                          30-DAY YIELDS
                                               --------------------------------------------------------------------
                                               CLASS A SHARES             CLASS B SHARES             CLASS C SHARES
                                               --------------             --------------             --------------

         High Yield*........................       12.15%                     11.97%*                   11.97%*
         High Yield II*.....................       11.76%                     11.58%                    11.58%
         Income   ..........................        8.23%                      7.89%                     7.89%
         Intermediate Government............        6.02%                      5.55%                     5.55%
         Limited Maturity  .................        5.89%                      N/A                       N/A
         Municipal Bond.....................        4.38%**                    3.84%**                   3.84%**

         * The relatively high yields in this Fund, like that of other junk bond funds, reflect a substantial premium for the high default risk perceived by the market. Investors should not consider these yields a measure of income potential.
         ** The tax-equivalent yields, assuming a tax rate of 39.6%, for the Class A shares, Class B shares and Class C shares of Municipal Bond were 7.25%, 6.36% and 6.36%, respectively.
         The standard formula for calculating annualized 7-day yields for Money Market is as follows:

                                 V - V   x 365
                                  1   0
                            Y =  ------    ---
                                    V       7
                                     0

Where         Y      =     annualized yield.

              V(0)   =     the value of a hypothetical pre-existing account in
                           the Fund having a balance of one share at the beginning of a stated seven-day period.

              V(1)   =     the value of such an account at the end of the stated
                           period.
        The annualized yields for each of the AIM Cash Reserve Shares, Class B and Class C shares of Money Market for the 7 days ended July 31, 2000, were 5.58%, 4.85% and 4.86%, respectively.

        The standard formula for calculating effective annualized yield for Money Market is as follows:

                                       365/7
                             EY = (Y+1)      -1

Where         EY     =     effective annualized yield.

               Y     =     annualized yield, as determined above.

        The effective annualized yields for each of the AIM Cash Reserve Shares, Class B and Class C shares of Money Market for the 7 days ended July 31, 2000, were 5.74%, 4.96% and 4.97%, respectively.

        For the purpose of determining the annualized yield and effective annualized yield, the net change in the value of the hypothetical Money Market account reflects the value of additional shares purchased with dividends from the original shares and any such additional shares, and all fees charged, other than non-recurring account or sales charges, to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation or income other than investment income.

         Certain of the Funds may also quote their distribution rates, which express the historical amount of income a Fund paid as dividends to its shareholders as a percentage of the Fund's offering price. The distribution rates for the Class A shares of Limited Maturity for the month ended July 31, 2000; for the Class A, Class B and Class C shares of High Yield, High Yield II, Income, Intermediate Government and Municipal Bond for the month ended July 31, 2000, were as follows:


                                                                       DISTRIBUTION RATES
                                               CLASS A SHARES             CLASS B SHARES             CLASS C SHARES
                                               --------------          ------------------            --------------

         High Yield.........................       10.78%                     10.53%                    10.56%
         High Yield II......................       11.12%                     10.79%                    10.81%
         Income   ..........................        7.36%                      6.81%                     6.82%
         Intermediate Government............        6.25%                      5.73%                     5.75%
        *Limited Maturity  .................        5.55%                       N/A                        N/A
         Municipal Bond.....................        4.96%                      4.44%                     4.44%

         * Limited Maturity 30 day yield.

         These distribution rates were calculated by dividing dividends declared over the applicable month by the maximum offering price per share at the end of the period and annualizing the result.

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any changes in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of a Fund.

         Each Fund's total return is calculated in accordance with a standardized formula. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares of the Funds (except for Limited Maturity) reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for AIM Cash Reserve Shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         In addition to average annual total return, a Fund may quote unaveraged or cumulative total return reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking any applicable maximum sales charge or maximum contingent deferred sales charge into account. If quoted without the sales charge or contingent deferred sales charge, the performance quotation will be noted by an asterisk or other conspicuous footnote disclosing this fact. Excluding a Fund's sales charge or contingent deferred sales charge from a total return calculation produces a higher total return figure.

TOTAL RETURN QUOTATIONS

         The following chart shows the average annual total returns for each of the named Funds' Class A shares for the one-year, five-year and ten-year periods (or since inception, if shorter) ended July 31, 2000:



                                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                       ------------------------------------------------------
                                                         ONE          FIVE             TEN           SINCE
                                                        YEAR          YEARS           YEARS        INCEPTION
                                                       ------        -------         -------      -----------
         Class A Shares:

         High Yield                                  (11.86)%           2.99%         8.42%         9.59%
         High Yield II                                (4.00)%            N/A           N/A          9.18%(1)
         Income                                       (6.82)%           4.69%         6.91%         7.25%
         Intermediate Government                      (0.63)%           4.44%         5.84%         6.40%
         Limited Maturity                              3.47%            4.94%         5.62%         6.10%
         Municipal Bond                               (2.71)%           3.43%         5.62%         6.30%

         (1)      September 30, 1998 (date operations commenced)

         The following chart shows the average annual total returns for each of the named Funds' Class B shares for the one-year, five-year and ten-year periods (or since inception, if shorter) ended July 31, 2000:


                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                                -------------------------------------------
                                                                 ONE             FIVE               SINCE
                                                                 YEAR            YEARS            INCEPTION
                                                                ------          -------           ---------
         Class B Shares:
         ---------------

         High Yield.........................                   (12.23)%           2.96%            4.21%(2)
         High Yield II......................                    (4.38)%            N/A             5.41%(3)
         Income.............................                    (7.47)%           4.59%            3.63%(4)
         Intermediate Government............                    (1.38)%           4.35%            3.91%(4)
         Money Market.......................                    (0.81)%           3.46%            3.62%(2)
         Municipal Bond.....................                    (3.52)%           3.42%            3.36%(5)

         (2)  September 1, 1993 (date operations commenced)

         (3)  November 20, 1998 (date operations commenced)

         (4)  September 7, 1993 (date operations commenced)

         (5)  October 15, 1993 (date operations commenced)


         The following chart shows the average annual total return for each of the named Funds' Class C shares for the one-year and five-year periods (or since inception, if shorter) ended July 31, 2000:


                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                             -------------------------------------
                                                              ONE                         SINCE
                                                              YEAR                      INCEPTION
                                                             -------                    ----------
         Class C Shares:
         ---------------

         High Yield.........................                  (9.05)%                   (2.66)%(6)
         High Yield II......................                  (0.92)%                    7.43%(7)
         Income   ..........................                  (3.84)%                    1.03%(6)
         Intermediate Government............                   2.66%                     3.80%(6)
         Money Market.......................                   3.19%                     3.83%(6)
         Municipal Bond.....................                   0.36%                     2.42%(6)

         (6)  August 4, 1997 (date operations commenced)

         (7)  November 20, 1998 (date operations commenced)

         The average annual total return for Money Market's AIM Cash Reserve Shares, for the one-year period ended July 31, 2000, was 4.96%; for the five-year period ended July 31, 2000, was 4.60%; and since inception (October 16, 1993), was 4.41%.

CUMULATIVE RETURN QUOTATIONS

         The following chart shows the cumulative returns for each of the named Funds' Class A shares, for the one-year, five-year and ten-year periods (or since inception, if shorter), ended July 31, 2000:


                                                                     CUMULATIVE RETURNS
                                                 ------------------------------------------------------------
                                                  ONE                FIVE            TEN            SINCE
                                                  YEAR               YEARS          YEARS         INCEPTION
                                                 ------             ------         --------       -----------
         Class A Shares:

         High Yield                            (11.86)%               15.87%        124.34%         654.22%
         High Yield II                          (4.00)%                 N/A            N/A          17.46%(1)
         Income                                 (6.82)%               25.74%         95.09%         856.61%
         Intermediate Government                (0.63)%               24.27%         76.42%         127.66%
         Limited Maturity                        3.47%                27.28%         72.69%         111.12%
         Municipal Bond                         (2.71)%               18.34%         72.69%         316.51%

         (1) September 30, 1998 (date operations commenced)


         The following chart shows the cumulative returns for each of the named Funds' Class B shares for the one-year, five-year and ten-year periods (or since inception, if shorter) ended July 31, 2000:


                                                                            CUMULATIVE RETURNS
                                                               --------------------------------------------
                                                                ONE             FIVE               SINCE
                                                                YEAR            YEARS            INCEPTION
                                                               ------          -------          -----------
         Class B Shares:

         High Yield                                           (12.23)%          15.73%           33.00%(2)
         High Yield II                                         (4.38)%            N/A             9.34%(3)
         Income                                                (7.47)%          25.16%           27.92%(4)
         Intermediate Government                               (1.38)%          23.74%           30.25%(2)
         Money Market                                          (0.81)%          18.57%           27.27%(5)
         Municipal Bond                                        (3.52)%          18.31%           25.68%(2)

         (2)  September 1, 1993 (date operations commenced)

         (3)  November 20, 1998 (date operations commenced)

         (4)  September 7, 1993 (date operations commenced)
         (5)  October 15,1993 (date operations commenced)

         The following chart shows the cumulative returns for each of the named Funds' Class C shares, for the one-year and five-year periods (or since inception, if shorter) ended July 31, 2000:

                                                              CUMULATIVE RETURNS
                                                              ---------------------------
                                                               ONE               SINCE
                                                               YEAR            INCEPTION
                                                              ------          -----------
         Class C Shares:
         ---------------
         High Yield.........................                  (9.05)%          (7.75)%(6)
         High Yield II......................                  (0.92)%          12.90%(7)
         Income   ..........................                  (3.84)%           3.12%(6)
         Intermediate Government............                   2.66%           11.81%(6)
         Money Market.......................                   3.19%           11.88%(6)
         Municipal Bond.....................                   0.36%            7.42%(6)

         (6) August 4, 1997 (date operations commenced)

         (7) November 20, 1998 (date operations commenced)

         The cumulative return for Money Market's AIM Cash Reserve Shares for the one-year ended July 31, 2000, was 4.96%; and for the five-year period ended July 31, 2000, was 25.22%; and since inception was 34.03%.

HISTORICAL PORTFOLIO RESULTS

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of a Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past performance is not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. An investor should be aware that an investment in a Fund is subject to risks not present in ownership of a certificate of deposit, due to possible greater risk of loss of capital. These factors should be carefully considered by the investor before making an investment in any Fund.

         High Yield II may participate in the Initial Public Offering ("IPO") market, and a significant portion of its returns may be attributable to its investment in IPOs. Investment in IPOs could have a magnified impact on High Yield II due to its small asset base. There is no guarantee that as the Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.

         A Fund's performance may be compared in advertising to the performance of other mutual funds in general, or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such performance data may be prepared by Lipper Inc. and other independent services which monitor the performance of mutual funds. A Fund may also advertise mutual fund performance rankings which have been assigned to it by such monitoring services.

         A Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts. In addition, a Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         From time to time, a Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

         From time to time sales literature and/or advertisements may disclose
(i) top holdings included in a Fund's portfolio, (ii) the names of certain selling group members and/or (iii) the names of certain institutional shareholders.

                             PORTFOLIO TRANSACTIONS

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since most purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         In the event a Fund purchases securities traded in the over-the-counter market, the Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general, and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with item (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account and may invest in affiliated money market funds, provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates also manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another AIM Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of a purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

ALLOCATION OF IPO SECURITIES TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds and accounts participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon its asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in syndicates, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund and account.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, may lawfully cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Board of Trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS

         As of July 31, 2000, High Yield, High Yield II, Intermediate Government, Limited Maturity, and Municipal Bond had no transactions with regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act.

         As of July 31, 2000, Money Market entered into repurchase agreements with Bank of America Securities, Credit Suisse First Boston Corp., UBS Warburg and Westdeutsche Landesbank Girozentrate, regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having market values of $225,090,983, $58,000,000, $58,000,000 and $58,000,000, respectively. As of July 31, 2000,
Money Market held an amount of commercial paper issued by Morgan Stanley Dean Witter, regular brokers, as the term is defined in Rule 10b-1 under the 1940 Act, having a market value of $10,000,000. As of July 31, 2000, Money

Market entered into a master note agreement with Morgan Stanley Dean Witter, regular broker, as the term is defined in Rule 10b-1 under the 1940 Act, having a market value of $60,000,000.

         As of July 31, 2000, Income held an amount of common stock issued by Lehman Brothers Holding Inc. and Merrill Lynch & Co., regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having a market value of $10,391,806 and $904,270, respectively.

BROKERAGE COMMISSIONS PAID

         Intermediate Government, Limited Maturity, Municipal Bond and Money Market paid no brokerage commissions to brokers affiliated with those Funds during their past three fiscal years.

         Brokerage commissions or underwriting concessions (or both) paid by High Yield II for the year ended July 31, 2000 and for the period ended July 31, 1999; and for High Yield and Income, for the period ended July 31, 2000 and the years ended December 31, 1999, 1998 and 1997, were as follows:


               FUND                       2000           1999             1998         1997
               ----                      -------     ----------        ---------      --------

High Yield .....................          $2,882      $ 102,000        $14,000        $102,000
High Yield II...................          $2,868      $   6,459            N/A             N/A
Income..........................          $8,000      $  44,000        $12,000        $ 28,000

         For the year ended July 31, 2000, AIM allocated certain High Yield brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $225,147 and the related brokerage commissions were $1,798.

         For the year ended July 31, 2000, AIM allocated certain of High Yield II's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $213,493 and the related brokerage commissions were $1,500.


PORTFOLIO TURNOVER (ALL FUNDS EXCEPT MONEY MARKET)

         Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objective, regardless of the holding period of that security. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables of the Fund's Prospectus. For the year ended July 31, 2000 AIM High Yield Fund II experienced a lower level of turnover due to large cash inflows relative to its beginning asset base. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions and other trading costs. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. See "Dividends, Distributions and Tax Matters."


                         INVESTMENT STRATEGIES AND RISKS

         Information concerning each Fund's investment objective is set forth in the Prospectuses under the heading "Investment Objective and Strategies." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the principal risks associated with the investment program are discussed in the Prospectuses under the headings "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund."

         The investment objective(s) of each Fund are non-fundamental policies and may be changed by the Board of Trustees without shareholder approval. Each Fund's investment policies, strategies and practices are also non-fundamental. Set forth in this section is a description of each Fund's investment policies, strategies and practices. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective.

         Each Fund has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in this Statement of Additional Information.

         Individuals considering the purchase of shares of any fund should recognize that there are risks in the ownership of any security.

         Any percentage limitations with respect to assets of a Fund will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings, reverse repurchase agreements and dollar roll transactions will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit each Fund's borrowing abilities.

HIGH YIELD

         The investment objective of High Yield is to achieve a high level of current income.

         The Fund will attempt to achieve its investment objective by investing principally in securities that are rated Baa, Ba or B by Moody's Investors Service, Inc. ("Moody's"), or BBB, BB or B by Standard & Poor's ("S&P"), or securities of comparable quality in the opinion of AIM that are either unrated or rated by other nationally recognized statistical rating organizations ("NRSROs"). The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or, if unrated or rated by other NRSROs, securities of comparable quality as determined by AIM. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for funds that invest in more highly rated bonds.

         The Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

HIGH YIELD II

         The investment objective of High Yield II is to achieve a high level of current income.

         The Fund will attempt to achieve its investment objective by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade (commonly referred to as "junk bonds") are considered "high risk" securities.

         The Fund may invest up to 100% of its net assets in junk bonds. Junk bonds are considered to be speculative and entail greater risks, including default risks, than those found in higher rated securities. See "Risk Factors Regarding Non-Investment Grade Debt Securities" and Rating Categories below.

         At least 80% of the value of the Fund's total assets will be invested in high yield debt securities. At least 51% of the value of the Fund's total assets will be invested in securities that are rated Ba or B by Moody's or BB or B by S&P, or securities of comparable quality as determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) that are either unrated or rated by other NRSROs. The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or securities of comparable quality as determined by AIM that are either unrated or rated by other NRSROs. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for Funds that invest in more highly rated bonds. The Fund may also invest up to 15% of the value of its total assets in equity securities.

LIMITED MATURITY

         The investment objective of Limited Maturity is to seek liquidity with minimum fluctuation in principal value, and, consistent with this objective, the highest total return achievable.

         The Fund will attempt to achieve its objective by investing in an actively managed portfolio of U.S. Treasury notes and other direct obligations of the U.S. Treasury. The Fund will attempt to enhance its total return through capital appreciation when market factors, such as economic and market conditions and the prospects for interest rate changes, indicate that capital appreciation may be available without significant risk to principal. The Fund will only purchase securities whose maturities do not exceed three (3) years. The Fund's policy of investing in securities with remaining maturities of three (3) years or less will result in high portfolio turnover. Under normal circumstances, the average portfolio maturity of the Fund will range between one-and-one-half
(1 1/2) and two (2) years. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover rate should not adversely affect the net income of the Fund.

MONEY MARKET

         The investment objective of Money Market is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

         The Fund will limit investments in Money Market Instruments to those which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category for short-term debt obligations by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market Fund and U.S. government securities.

         The Fund will not invest in instruments maturing more than 397 days from the date of investment, and will maintain a dollar weighted average portfolio maturity of 90 days or less. The Fund must comply with the requirements of Rule 2a-7, which govern the operations of money market Funds and may be more restrictive than the Fund's restrictions. If any of the Fund's policies and restrictions are more restrictive than Rule 2a-7, such policies and restrictions will be followed.

         The rating applied to a security at the time the security is purchased by the Fund may be changed while the Fund holds such security in its portfolio. This change may affect, but will not necessarily compel, a decision to dispose of a security. If the major rating services used by the Fund were to alter their standards or systems for ratings, the Fund would then employ ratings under the revised standards or systems that would be comparable to those specified in its current investment objectives, policies and restrictions.

         The Board of Trustees has established procedures in compliance with Rule 2a-7 that include reviews of portfolio holdings by the trustees at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including, but not limited to, the following: the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; authorizing redemption of shares in kind; or establishing a net asset value per share by using available market quotations, in which case, the net asset value could possibly be greater or less than $1.00 per share. If the trustees deem it inadvisable to continue the practice of maintaining a net asset value of $1.00 per share, they may alter this procedure. The shareholders of the Fund will be notified promptly after any such change.

         Any increase in the value of a shareholder's investment in the Fund resulting from the reinvestment of dividend income is reflected by an increase in the number of shares in the shareholder's account.

         Money Market may not invest in puts, calls, or any combinations thereof, except to the extent consistent with its other investment policies.

MUNICIPAL BOND

         The investment objective of Municipal Bond is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

         For purposes of the Fund's investment policies and limitations, the term "municipal bonds" includes debt obligations of varying maturities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the lending of such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"). Such obligations are considered to be municipal bonds appropriate for investment by the Fund, provided that the interest paid thereon, in the opinion of bond counsel, is exempt from federal income taxes.

         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds, which are municipal bonds, are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.

         The Fund may also invest in municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         As used in this Statement of Additional Information, interest which is "tax-exempt" or "exempt from federal income taxes" means interest on municipal securities which is excluded from gross income for federal income tax purposes, but which may give rise to federal alternative minimum tax liability. The principal and interest payments on private activity bonds (such as industrial development or pollution control bonds) are the responsibility of the industrial user and, therefore, are not backed by the taxing power of the issuing municipality. Such obligations are included within the term municipal bonds if the interest paid thereon qualifies for exemption from federal income tax, but the interest on private activity bonds will be considered to be an item of preference for purposes of alternative minimum tax liability under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Tax Matters" below.

         There is a risk that some or all of the interest received by the Fund from municipal securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.

         At least 80% of the Fund's total assets will be invested in municipal securities rated within the four highest rating categories of Moody's, S&P or any other NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         Securities in which the Fund invests may be insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         For purposes of the Fund's fundamental investment restriction regarding issuer diversification, the Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

         The Fund: (i) will not invest 25% or more of its assets in securities whose issuers are located in the same state; (ii) will not invest 25% or more of its assets in securities the interest upon which is paid from revenues of similar type projects; and (iii) will not invest 25% or more of its assets in industrial development bonds. The policy described in (ii) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

         The Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except, however, that the Fund may purchase and sell options on financial futures contracts and may sell covered call options.

HIGH YIELD, HIGH YIELD II, INCOME, INTERMEDIATE GOVERNMENT AND MUNICIPAL BOND

         High Yield, High Yield II, Income, Intermediate Government and Municipal Bond generally acquire bonds in new offerings or in principal trades with broker-dealers. Ordinarily, the Funds do not purchase securities with the intention of engaging in short-term trading. However, any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security.

         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. Such investments generally are the type in which Money Market invests, generally will have maturities of 60 days or less, and normally are held to maturity. However, Money Market is the only Fund limited to investing in Money Market Instruments which are "First Tier" securities as defined in Rule 2a-7. See "Description of Money Market Instruments" below. The underlying securities that are subject to a repurchase agreement will be "marked-to-market" on a daily basis so that AIM can determine the value of the securities in relation to the amount of the repurchase agreement.

         U.S. Government securities may take the form of participation interests in, and may be evidenced by, deposit or safekeeping receipts. Participation interests are pro rata interests in U.S. Government securities. A Fund may acquire participation interests in pools of mortgages sold by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Banks. Instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

         U.S. Government securities, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Some securities issued by federal agencies or instrumentalities are only supported by the credit of the agency or instrumentality (such as the Federal Home Loan Banks) while others have an additional line of credit with the U.S. Treasury (such as FNMA). In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RISK FACTORS REGARDING NON-INVESTMENT GRADE DEBT SECURITIES

         High Yield, High Yield II, and to a lesser extent Income and Municipal Bond, seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.

         In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

         When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the trustees to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

         In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

         To the extent consistent with their respective investment objectives and policies, High Yield, High Yield II and Income may each invest up to 10% of their net assets in equity and/or debt securities issued by REITs.

         REITs are Trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the Trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such Trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

LENDING PORTFOLIO SECURITIES

         Consistent with applicable regulatory requirements, the Funds may each lend their portfolio securities (principally to broker-dealers) to the extent of one-third of their respective total assets. Such loans would be callable at any time and will be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or its agencies. Each Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Funds will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on each Fund's investment in the loaned securities. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

INTERFUND LOANS

         Each Fund may lend up to 33-1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Funds and others. Each Fund may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Fund's custodian or improper delivery instructions by a broker effectuating a transaction.

SHORT SALES

         Each of the Funds (except for Limited Maturity and Money Market) may from time to time make short sales of securities which it owns or which it has the right to acquire through the conversion or exchange of other securities it owns. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will neither make short sales of securities nor maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian, an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. In no event may more than 10% of a Fund's total assets be deposited or pledged as collateral for short sales at any one time.

         Since a Fund ordinarily will want to continue to receive interest and dividend payments on securities in its portfolio which are convertible into the securities sold short, the Fund will normally close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities which it already holds.

         A Fund will make a short sale as a hedge when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

MARGIN TRANSACTIONS

         The Funds will not purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

DELAYED DELIVERY AGREEMENTS

         Each Fund may purchase or sell securities on a delayed delivery basis. Delayed delivery agreements involve commitments by a Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for such securities or instruments. These commitments may fix the payment price and interest rate to be received on the investment. Intermediate Government may also engage in buy/sellback transactions (a form of delayed delivery agreement). In a buy/sellback transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from, among other things, scheduled maturities of existing portfolio instruments or from net sales of shares of a Fund. To assure that a Fund will be as fully invested as possible in instruments meeting the Fund's investment objective, a Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, a Fund will segregate liquid assets (cash and short-term U. S. Treasury obligations, in the case of Limited Maturity) of a dollar value sufficient at all times to make payment for the delayed delivery securities. No more than 25% of a Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to a Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Trustees has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Trustees may restrict the use of delayed delivery agreements if the risk of loss is determined to be material, or if it affects the stable net asset value of Money Market.

WHEN-ISSUED SECURITIES

         Each Fund may purchase securities on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but a Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of a Fund's total assets would become committed to purchases of when-issued securities and delayed delivery agreements.

         If a Fund purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by segregating liquid assets (cash and short-term U.S. Treasury obligations, in the case of Limited Maturity) in the same fashion as required for a delayed delivery agreement. Such segregated liquid assets will likewise be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the when-issued commitments.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for a Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent liquid assets are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.

INVESTMENTS IN FOREIGN SECURITIES

         High Yield and High Yield II may invest up to 25% of their total assets in securities of issuers located in foreign countries, including up to 10% of High Yield II's total assets which may be invested in securities of issuers located in emerging markets and developing countries such as Turkey, Poland and Mexico. A "developing country" is a country in the initial stages of its industrialization cycle. Income and Money Market may invest up to 40% and 50%, respectively, of their total assets in foreign securities, although Money Market may only invest in foreign securities denominated in U.S. dollars. To the extent it invests in securities denominated in foreign currencies, each Fund bears the risks of changes in the exchange rates between U.S.

currency and the foreign currency, as well as the availability and status of foreign securities markets. Each Fund (other than Intermediate Government, Money Market and Municipal Bond) may invest in securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, and such investments are treated as foreign securities for purposes of percentage limitations on investments in foreign securities. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors Regarding Foreign Securities" below.

RISK FACTORS REGARDING FOREIGN SECURITIES

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail some or all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of these risks.

         Currency Risk. The value of a Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         Emerging Markets and Developing Countries. High Yield II may invest in companies located within emerging markets or developing countries. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies. Such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future.

ILLIQUID SECURITIES

         Illiquid securities include securities that cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. The Trust's Board of Trustees has established procedures for determining the liquidity of Rule 144A securities held by the Funds and monitors AIM's liquidity determinations made pursuant to such procedures. High Yield, High Yield II, Income, Intermediate Government, Limited Maturity and Municipal Bond may each invest up to 15% of their net assets, and Money Market may invest up to 10% of its net assets, in illiquid securities including repurchase agreements with remaining maturities in excess of seven (7) days.

RULE 144A SECURITIES

         Each Fund, except Limited Maturity, may purchase securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restrictions of investing no more than 15% of its net assets (10% in the case of Money Market) in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that such Fund does not invest more than 15% of its net assets (10% in the case of Money Market) in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

REPURCHASE AGREEMENTS

         Each Fund may engage in repurchase agreements involving the types of securities in which it is permitted to invest. A repurchase agreement involves the purchase by a Fund of an investment contract from a financial institution, such as a domestic bank or primary dealers in U.S. Government securities or U.S. Treasury obligations. The agreement provides that the seller will repurchase the underlying securities at an agreed-upon time and price. The total amount received on repurchase will exceed the price paid by a Fund, reflecting the agreed-upon rate of interest for the period from the date of the repurchase agreement to the settlement date. This rate of return is not related to the interest rate on the underlying securities. The difference between the total amount received upon the repurchase of the securities and the price paid by a Fund upon their acquisition is accrued daily as interest. Investments in repurchase agreements may involve risks not associated with investments in the underlying securities. If the seller defaulted on its repurchase obligations, a Fund would incur a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. A Fund will limit repurchase agreements to transactions with sellers believed by AIM to present minimal credit risk. Securities subject to repurchase agreements will be held by a Fund's custodian or in the custodian's account with the Federal Reserve Treasury Book-Entry System. Although the securities subject to repurchase agreements might bear maturities in excess of one year, a Fund will not enter into a repurchase agreement with an agreed-upon repurchase date in excess of seven (7) calendar days from the date of acquisition by a Fund, unless the Fund has the right to require the selling institution to repurchase the underlying securities within seven (7) days of the date of acquisition.

         Rule 2a-7 provides that, for purposes of determining the percentage of the total assets of Money Market that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the Fund is fully collateralized. To be fully collateralized, the collateral must among other things consist entirely of cash items, U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined in Rule 2a-7), and the repurchase agreement must qualify under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller.

         Limited Maturity's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale of securities held by a Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction or (iii) to cover short-term cash requirements resulting from the timing of trade settlements (except for Limited Maturity). At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of Limited Maturity) having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

DOLLAR ROLL TRANSACTIONS

         In order to enhance portfolio returns and manage prepayment risks, Income and Intermediate Government may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

BORROWING

         Each of the Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Funds' borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that, with respect to uninvested cash balances, investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

TEMPORARY DEFENSIVE INVESTMENTS

         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or (with the exception of Limited Maturity) other debt securities. Each of the Funds may also invest up to 25% of their total assets in Affiliated Money Market Funds for these purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see "Ratings of Securities" below.

U.S. TREASURY SECURITIES

         Each of the Funds may invest in U.S. Treasury obligations, which are direct obligations of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance, including U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds.

FOREIGN EXCHANGE TRANSACTIONS

         High Yield, High Yield II, and Income each has the ability to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         A Fund may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. A Fund's dealings in foreign exchange may involve specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of a Fund, or the payment of dividends and distributions by a Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as an ADR) denominated or quoted in a foreign currency. A Fund will not speculate in foreign exchange, nor commit a larger percentage of their total assets to foreign exchange hedges than they could invest in foreign securities.

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently a Fund may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e., cash) basis at the spot rate prevailing in foreign exchange markets, and will result in currency conversion costs to a Fund. The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent a Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while they hold foreign currencies.


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

         High Yield, High Yield II, Income and Intermediate Government may each use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract, forward contract or option thereon at any particular time.

         (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

COVER

         Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

WRITING CALL OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each write (sell) covered call options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a call option, a Fund would have the obligation to deliver the underlying security, cash or currency (depending on the type of derivative) to the holder (buyer) at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of a Fund continues, it may be assigned an exercise notice, requiring it to deliver the underlying security, cash or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         When writing a call option a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security, contract or currency above the exercise price, and retains the risk of loss should the price of the security, contract or currency decline. Unlike one who owns securities, contracts or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, contracts or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

WRITING PUT OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each write (sell) covered put options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a put option, a Fund would have the obligation to buy the underlying security, contract or currency (depending on the type of derivative) at the exercise price at any time until (American style) or on (European style) the expiration date. This obligation terminates upon the expiration of the put option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay for the underlying security, contract or currency. The risk in such a transaction would be that the market price of the underlying security, contract or currency would decline below the exercise price less the premium received.

PURCHASING PUT OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each purchase covered put options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon exercise of said option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

         A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

PURCHASING CALL OPTIONS

         High Yield, High Yield II, Income and Intermediate Government may each purchase covered call options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         High Yield, High Yield II, Income and Intermediate Government may each purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

OVER-THE-COUNTER OPTIONS

         Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         The staff of the SEC considers purchased OTC options (i.e., the market value of the option) to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

INDEX OPTIONS

         Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market section generally) rather than on price movements in individual securities or futures contracts. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

LIMITATIONS ON OPTIONS

         A Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

         High Yield, High Yield II, Income and Intermediate Government may each enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place. A stock index future provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Future is outstanding.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls.

         Closing out an open Future is effected by entering into an offsetting Future for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Future at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Future.

         A Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         "Margin" with respect to Futures is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and maintain its open positions in Futures. A margin deposit made when the Futures

Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Future is set by the exchange on which the Future is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Future or an option on a Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account.

FORWARD CONTRACTS

         A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         High Yield, High Yield II, Income and Intermediate Government may each engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount of which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


                             INVESTMENT RESTRICTIONS

         Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

FUNDAMENTAL RESTRICTIONS

                  (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

                  (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

                  (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

                  (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

                  (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

                  (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

NON-FUNDAMENTAL RESTRICTIONS

         The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

                  (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for Money Market with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

                  (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

                  (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

                  (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

                  (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         For purposes of Limited Maturity's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of Limited Maturity are eligible for investment by a federal credit union. In order to ensure that shares of Limited Maturity meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional policies:

                  (a) The Fund will enter into repurchase agreements only with:
         (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
         (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of November 1, 2000, the trustees and officers of the Trust as a group owned less than 1% of all classes of outstanding shares of the Trust except for the trustees and officers of Municipal Bond which own 3.76% of the Class A Shares.

         To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Trust's equity securities as of November 1, 2000, and the percentage of the outstanding shares held by such holders are set forth below:

                                                      Percentage       Percentage Owned
      Name and Address                                 Owned of         of Record and
         of Owner                                       Record*          Beneficially
      ----------------                                ----------       ----------------
LIMITED MATURITY

CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                    11.84%               -0-
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

INSTITUTIONAL CLASS

Esor & Co.                                             56.42%               -0-
Attn:  Trust Operations
P. O. Box 19006
Green Bay, WI 54307-9006

Frost National Bank Tx                                 43.01%               -0-
Muir & Co.
c/o Frost
P. O. Box 2479
San Antonio, TX 78298-2479

HIGH YIELD

CLASS A SHARES

Charles Schwab & Co. Inc.                               5.42%               -0-
Reinvestment Account
101 Montgomery St
San Francisco, CA 94104-0000

Merrill Lynch Pierce Fenner & Smith                     5.20%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                    12.52%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                      Percentage       Percentage Owned
      Name and Address                                 Owned of         of Record and
         of Owner                                       Record*          Beneficially
      ----------------                                ----------       ----------------

CLASS C SHARES

Banc One Securities Corp FBO                           14.69%               -0-
The One Investment Solution
733 Greencrest Drive
Westerville, OH 43081-0000

Merrill Lynch Pierce Fenner & Smith                    14.34%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

HIGH YIELD II

CLASS A SHARES

Jonathan C. Schoolar SEP Prop                            -0-               9.98%
3722 Tartan Lane
Houston, TX 77025

Charles Schwab & Co. Inc.                               5.29%               -0-
Reinvestment Account
101 Montgomery St
San Francisco, CA 94104-0000

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                     9.25%               -0-
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East 2nd Floor
Jacksonville, FL 32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                     8.17%               -0-
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                      Percentage       Percentage Owned
      Name and Address                                 Owned of         of Record and
         of Owner                                       Record*          Beneficially
      ----------------                                ----------       ----------------
INCOME

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                       7.47%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                      15.33%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

INTERMEDIATE GOVERNMENT

CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                       5.18%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                      15.96%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                      Percentage       Percentage Owned
      Name and Address                                 Owned of         of Record and
         of Owner                                       Record*          Beneficially
      ----------------                                ----------       ----------------
CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                     16.10%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Banc One Securities Corp FBO                             5.05%               -0-
The One Investment Solution
733 Greencrest Drive
Westerville, OH 43081-0000

MUNICIPAL BOND

CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                     10.62%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                     17.90%               -0-
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Reagan Family Partners                                    -0-               6.20%
Robert L Reagan Gen Partner
Dalene C Gragan Gen Partner
125 Crestline Drive
Kerrville, TX 78028

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                   MANAGEMENT

         The overall management of the business and affairs of the Funds and the Trust is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Funds, and persons or companies furnishing services to the Funds, including (i) the investment advisory and administrative services agreements with AIM; (ii) the agreements with AIM Distributors regarding distribution of each Fund's shares;
(iii) the agreement with The Bank of New York to act as the custodian for Limited Maturity and Municipal Bond: (iv) the agreement with State Street Bank and Trust Company to act as the custodian for High Yield, High Yield II, Income, Intermediate Government and Money Market; and (v) the agreement with AFS to act as transfer agent for each of the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the investment objectives, restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the trustees of the Trust also serve as directors or trustees of some or all of the other AIM Funds. Certain of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


                                         POSITIONS HELD WITH     PRINCIPAL  OCCUPATION  DURING  AT LEAST THE
 NAME, ADDRESS AND AGE                        REGISTRANT         PAST 5 YEARS
----------------------                   -------------------     -------------------------------------------
*ROBERT H. GRAHAM (53)                   Trustee, Chairman and   Director, President and Chief Executive Officer,
                                               President         A I M Management Group Inc.; Director and President,
                                                                 A I M Advisors, Inc.; Director and Senior Vice
                                                                 President, A I M Capital Management, Inc., A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc., and Fund
                                                                 Management Company; and Director and Chief Executive
                                                                 Officer, Managed Products, AMVESCAP PLC.

BRUCE L. CROCKETT (56)                          Trustee          Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                                   Director, President and Chief Executive Officer,
McLean, VA 22102                                                 COMSAT Corporation; and Chairman, Board of Governors
                                                                 of INTELSAT (international communications company).

OWEN DALY II (76)                               Trustee          Formerly, Director, Cortland Trust Inc. (investment
Six Blythewood Road                                              company). CF & I Steel Corp., Monumental Life
Baltimore, MD 21210                                              Insurance Company and Monumental General Insurance
                                                                 Company; and Chairman of the Board of Equitable
                                                                 Bancorporation.

EDWARD K. DUNN, JR. (65)                        Trustee          Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza, 8th  Floor,                                     Mercantile Mortgage Corp.; Vice Chairman of the Board
Suite 805                                                        of Directors, President and Chief Operating Officer,
Baltimore, MD 21201                                              Mercantile-Safe Deposit & Trust Co.; and President,
                                                                 Mercantile Bankshares.

JACK M. FIELDS (48)                             Trustee          Chief Executive Officer, Twenty First Century Group, Inc.
434 New Jersey Avenue, S.E.                                      (a governmental affairs company). Formerly, Member of
Washington, DC 20003                                             the U.S. House of Representatives.

** CARL FRISCHLING (63)                         Trustee          Partner, Kramer Levin Naftalis & Frankel, LLP (law
   919 Third Avenue                                              firm).
   New York, NY  10022


* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

** A trustee who is an "interest person" of the Trust as defined in the 1940 Act.

                                        POSITIONS HELD           PRINCIPAL OCCUPATION DURING AT
NAME, ADDRESS AND AGE                   WITH REGISTRANT          LEAST THE PAST 5 YEARS
---------------------                   ---------------          ------------------------------


PREMA MATHAI-DAVIS (50)                         Trustee          Formerly, Chief Executive Officer, YWCA of the USA.
370 East 76th Street
New York, NY 10021

LEWIS F. PENNOCK (58)                           Trustee          Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX  77057

LOUIS S. SKLAR (61)                             Trustee          Executive Vice  President,  Development and
The Williams Tower, 50th Floor                                   Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                              (real estate development).
Houston, TX  77056

GARY T. CRUM (53)                        Senior Vice President   Director and President, A I M Capital Management,
                                                                 Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC.

CAROL F. RELIHAN (46)                    Senior Vice President   Director, Senior Vice President, General Counsel and
                                             and Secretary       Secretary, A I M Advisors, Inc.; Senior Vice
                                                                 President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; General
                                                                 Counsel and Vice President, A I M Fund Services,
                                                                 Inc.; and Vice President, A I M Capital Management,
                                                                 Inc. and A I M Distributors, Inc.

DANA R. SUTTON (41)                        Vice President and    Vice President and Fund Controller, A I M Advisors,
                                               Treasurer         Inc.; and Assistant Vice President and Assistant
                                                                 Treasurer, Fund Management Company.

MELVILLE B. COX (57)                         Vice President      Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc., A I M Capital Management, Inc., A I M
                                                                 Distributors, Inc., A I M Fund Services, Inc. and
                                                                 Fund Management Company.

KAREN DUNN KELLEY (40)                       Vice President      Senior Vice President, A I M Capital Management, Inc
                                                                 and Vice President, A I M Advisors, Inc.


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Fund's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Fund's independent accountants and management.

         The members of the Investments Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees.

         The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected, and (ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

REMUNERATION OF TRUSTEES

         Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee attended. Each trustee who is not also an officer of the Trust is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee or director of the other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:

                                                      RETIREMENT
                                        AGGREGATE       BENEFITS       TOTAL
                                      COMPENSATION      ACCRUED     COMPENSATION
                                        FROM THE        BY ALL        FROM ALL
             TRUSTEE                    TRUST(1)      AIM FUNDS(2)  AIM FUNDS(3)
-----------------------------------   ------------   ------------   ------------

         Charles T. Bauer(4)          $          0   $          0   $          0
         Bruce L. Crockett                   5,461         37,485        103,500
         Owen Daly II                        5,461        122,898        103,500
         Edward K. Dunn, Jr                  5,461         55,565        103,500
         Jack M. Fields                      5,421         15,826        101,500
         Carl Frischling(5)                  5,461         97,791        103,500
         Robert H. Graham                        0              0              0
         John F. Kroeger(6)                      0         40,461              0
         Prema Mathai-Davis                  5,422         11,870        101,500
         Lewis F. Pennock                    5,461         45,766        103,500
         Ian W. Robinson(6)                      0         94,442         25,000
         Louis S. Sklar                      5,422         90,232        101,500

--------------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2000, including earnings thereon, was $39,147.

(2) During the fiscal year ended July 31, 2000, the total estimated amount of expenses allocated to the Trust in respect of such retirement benefits was $12,655. Data reflects compensation for the calendar year ended December 31, 1999.

(3) Each trustee serves as a director or trustee of a total of 12 registered investment companies advised by AIM as of December 31, 1999. Data reflects total compensation earned during the calendar year ended December 31, 1999.

(4) Mr. Bauer was a trustee and officer until September 30, 2000, when he retired.

(5) During the fiscal year ended July 31, 2000, the Trust paid $22,567 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel, LLP, for services rendered to the independent trustees of the Trust.

(6) Mr. Kroeger was a trustee until June 11, 1998. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees".

(7)      Mr. Robinson was a trustee until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management, or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, a trustee becomes eligible to retire and receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 20, 19, 11, 11 and 2 years, respectively.


                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

    Number of Years of
       Service With
      Applicable AIM        Estimated Annual Benefits Upon
          Funds                       Retirement
-------------------------   ------------------------------
            10                        $  75,000
             9                        $  67,500
             8                        $  60,000
             7                        $  52,500
             6                        $  45,000
             5                        $  37,500

DEFERRED COMPENSATION AGREEMENTS

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (the "Deferring Trustees") have each executed a Deferred Compensation Agreement. Pursuant to the agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Trustee's death. The agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of the Funds, has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") and a Master Administrative Services Agreement (the "Administrative Services Agreement") with AIM.

         AIM was organized in 1976, and together with its subsidiaries advises or manages over 120 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YK, England. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the Unites States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers". AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports or duplicate confirmations regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees who are registered with the NASD from purchasing securities in an initial public offering. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of that Fund not assumed by AIM, including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to trustees and shareholder meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.

         The Advisory Agreement will continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of each Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party (the "Non-Interested Trustees") by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement with respect to a Fund on sixty (60) days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment.

         Under the terms of the Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         AIM and the Trust have also entered into a Master Administrative Services Agreement (the "Administrative Services Agreement"), pursuant to which AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         In addition, pursuant to the terms of a Transfer Agency and Service Agreement, AFS, a wholly owned subsidiary of AIM and registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement and shareholder services to the Funds. AFS' principal address is P.O. Box 4739, Houston, Texas 77210-4739.

         In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fees, and has agreed to seek Board approval prior to its receipt of all or a portion of such fees.

         Under the Advisory Agreement, AIM is entitled to receive from Limited Maturity a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                       NET ASSETS                      ANNUAL RATE
                       ----------                      -----------
                  First $500 million                    0.20%
                  Amount over $500 million              0.175%

         Under the Advisory Agreement, AIM is entitled to receive from High Yield a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                      NET ASSETS                        ANNUAL RATE
                      ----------                        -----------

                 First $200 million                        0.625%
                 Next $300 million                         0.550%
                 Next $500 million                         0.500%
                 Amount over $1 billion                    0.450%

         Under the Advisory Agreement, AIM is entitled to receive from High Yield II a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                      NET ASSETS                          ANNUAL RATE
                      ----------                          -----------


                  First $500 million                        0.625%
                  Next $500 million                         0.55%
                  Amount over $1 billion                    0.50%

         Under the Advisory Agreement, AIM is entitled to receive from each of Income, Intermediate Government and Municipal Bond a fee calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                      NET ASSETS                          ANNUAL RATE
                      ----------                          -----------

                  First $200 million                        0.50%
                  Next $300 million                         0.40%
                  Next $500 million                         0.35%
                  Amount over $1 billion                    0.30%

         Under the Advisory Agreement, AIM is entitled to receive from Money Market a fee calculated at the following annual rates based on the average daily net assets of the Fund during the year:

                      NET ASSETS                          ANNUAL RATE
                      ----------                          -----------

                  First $1 billion                          0.55%
                  Over $1 billion                           0.50%

         Each Fund paid to AIM the following management fees net of any expense limitations and fee waivers for the years ended July 31, 2000, 1999 and 1998, relating to Limited Maturity, for the year ended July 31, 2000 and for the period September 30, 1998 through July 31, 1999, relating to High Yield II; and for the period ended July 31, 2000 and for the years ended December 31, 1999, 1998 and 1997, relating to High Yield, Income, Intermediate Government, Money Market and Municipal Bond:

                                           2000           1999            1998            1997
                                      -------------   -------------   -------------   -------------
      Limited Maturity .............  $     705,741   $     850,738   $     855,900              --
      High Yield ...................  $   7,537,550   $  16,396,698   $  17,600,312   $  13,632,090
      High Yield II*................  $     366,416   $     146,069             N/A             N/A
      Income .......................  $   1,512,830   $   2,785,338   $   2,375,487   $   1,801,746
      Intermediate Government ......  $   1,153,654   $   2,310,621   $   1,611,515   $   1,174,166
      Money Market .................  $   4,041,617   $   7,448,373   $   5,891,106   $   4,586,148
      Municipal Bond ...............  $     953,308   $   1,830,490   $   1,738,038   $   1,532,157

         *        September 30, 1998 (commencement of operations)

         For the year ended July 31, 2000, AIM waived $251,914 of the advisory fees due from High Yield II.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Funds.

         The Administrative Services Agreement for the Funds provides that AIM may provide or arrange for the performance of certain accounting, shareholder servicing and other administrative services to the Funds. For such services, AIM would be entitled to receive from each Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by AIM and the Board of Trustees. The Administrative Services Agreement provides that such agreement will continue in effect from year to year if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of a Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non-Interested Trustees, by votes cast in person at a meeting called for such purpose.

         For the years ended July 31, 2000, 1999 and 1998, for Limited Maturity; for the year ended July 31, 2000 and for the period September 30, 1998 through July 31, 1999 for High Yield II; and for the period ended July 31, 2000 and for the years ended December 31, 1999, 1998 and 1997 for High Yield, Income, Intermediate Government, Money Market and Municipal Bond, AIM was paid in the following amounts:

                                     2000                        1999                       1998                       1997
                                     ----                        ----                       ----                       ----
                                     PERCENTAGE OF               PERCENTAGE OF              PERCENTAGE OF              PERCENTAGE OF
                            AMOUNT     AVERAGE         AMOUNT       AVERAGE       AMOUNT      AVERAGE        AMOUNT      AVERAGE NET
                             PAID     NET ASSETS        PAID       NET ASSETS      PAID      NET ASSETS       PAID        NET ASSETS
                            ------   -------------     ------    -------------    ------    -------------    ------    -------------

Limited Maturity.........  $   80,566        .023%    $   70,069         .02%     $  59,396         .02%   $    66,785         .02%
High Yield ..............  $  107,029        .004%    $  177,468        .005%     $ 135,537        .004%   $   111,767        .004%
High Yield II............  $   45,890        .046%    $   64,643         .22%           N/A         N/A            N/A         N/A
Income...................  $   72,169        .012%    $  111,839         .02%     $  87,349         .02%   $    81,464         .02%
Intermediate Government..  $   63,465        .014%    $   97,900         .02%     $  80,271         .02%   $    70,736         .03%
Money Market.............  $   83,475        .006%    $  118,024         .01%     $  71,394        .007%   $    68,947         .01%
Municipal Bond...........  $   53,056        .015%    $   91,647         .02%     $  73,917         .02%   $    70,780         .02%

         The Transfer Agency and Service Agreement, provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by a Fund, maintain shareholder accounts and provide shareholders with information regarding the Funds and other accounts.

DISTRIBUTION PLANS

         THE CLASS A AND C PLAN. The Trust has adopted a Master Distribution Plan, as amended, pursuant to Rule 12b-1 under the 1940 Act relating to the Class A (other than Money Market) and Class C (other than Limited Maturity) shares of the Funds and the AIM Cash Reserve Shares of Money Market (the "Class A and C Plan"). Such plan provides that the Class A shares and AIM Cash Reserve Shares pay 0.25% (0.15% for Limited Maturity) per annum of their average daily net assets as compensation to AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, for the purpose of financing any activity which is primarily intended to result in the sale of the Class A shares or AIM Cash Reserve Shares. Under the Class A and C Plan, Class C shares of the Funds (other than Limited Maturity) pay compensation to A I M Distributors, Inc., a registered broker-dealer and a wholly owned subsidiary of AIM, at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

         The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares (or AIM Cash Reserve Shares) of each Fund and who provide continuing personal shareholder services to their customers who own such shares of a Fund.

         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions including AIM Distributors, acting as principal, for providing continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions including AIM Distributors, acting as principal, in excess of such amount would be characterized as an asset-based sales charge pursuant to the Class A and C Plan.

         THE CLASS B PLAN. The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (other than Limited Maturity) (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to its customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         The Trust may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of the Funds (other than Money Market) authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under Section 401(a) of the Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to contractholders relative to a Fund as deemed necessary; generally, facilitating communications with contractholders concerning investments in a Fund on behalf of plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

       Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

       In addition, Shareholder Service Agreements may be permitted under the Plans for bank trust departments and brokers for bank trust departments which provide shareholder services to their customers.

       AIM Distributors, acting as principal, may also enter into Shareholder Service Agreements with the Funds, substantially identical to those agreements entered into with investment dealers or other financial institutions, authorizing payments to AIM Distributors for providing continuing personal shareholder services to those customers for which AIM Distributors serves as dealer of record.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rates of 0.15% of the average daily net asset value of Limited Maturity's Class A shares, and 0.25% of the average daily net asset value of the other Fund's shares, purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. and NASD Regulation, Inc. (the "NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Funds.

         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         For the fiscal year ended July 31, 2000, Limited Maturity, High Yield II and for the period ended July 31, 2000, High Yield, Income, Intermediate Government, Money Market and Municipal Bond and the various classes of the Funds paid to AIM Distributors the following amounts pursuant to the Plans:

                                                     Class A                 Class B               Class C
                                                     -------                 -------               -------

         High Yield                                 $1,735,976              $7,941,484             $700,789
         High Yield II                                 116,793                 451,249               70,906
         Income                                        529,667               1,299,325              156,134
         Intermediate Government                       318,066               1,118,113              202,776
         Limited Maturity                              517,076                   N/A                   N/A
         Money Market                                1,332,550*              1,905,178              265,889
         Municipal Bond                                412,647                 392,471               49,226

         *   AIM Cash Reserve Shares

         For the year ended December 31, 1999, High Yield, Income, Intermediate Government, Money Market and Municipal Bond and the various classes of the Funds paid to AIM Distributors the following amounts pursuant to the Plans:

                                                     Class A                 Class B               Class C
                                                     -------                 -------               -------

         High Yield                                 $3,885,854             $17,586,035           $1,307,654
         Income                                      1,006,620               2,401,345              244,571
         Intermediate Government                       622,422               2,414,889              411,484
         Money Market                                2,443,795*              3,680,653              440,903
         Municipal Bond                                805,244                 753,522              101,726

         *   AIM Cash Reserve Shares

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds (AIM Cash Reserve Shares of Money Market) under the Class A and C Plan during the year ended July 31, 2000, with respect to Limited Maturity and High Yield II and period ended July 31, 2000, with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond was as follows:

                                            LIMITED       HIGH          HIGH                  INTERMEDIATE    MONEY      MUNICIPAL
                                            MATURITY      YIELD       YIELD II     INCOME      GOVERNMENT     MARKET        BOND
                                           ----------   ----------   ----------   ----------  ------------  ----------   ----------
CLASS A
Advertising..............................  $   12,180   $   21,843   $    7,128   $    8,996   $    4,798   $  166,463   $   10,769
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)........................  $    1,155   $    2,061   $      674   $      867   $      449   $   15,970   $    1,048
Seminars.................................  $    2,954   $    5,131   $    2,497   $    2,183   $    1,118   $   40,757   $    2,646
Compensation to Dealers including
    Finders Fees.........................  $  500,787   $1,706,941   $  106,494   $  517,621   $  311,701   $1,109,360   $  398,185

Annual Report Total......................  $  517,076   $1,735,976   $  116,793   $  529,667   $  318,066   $1,332,550   $  412,648

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds (AIM Cash Reserve Shares of Money Market) under the Class A and C Plan during the year ended December 31, 1999 was as follows:

                                             HIGH                    INTERMEDIATE  MONEY       MUNICIPAL
                                             YIELD        INCOME      GOVERNMENT   MARKET        BOND
                                           ----------   ----------   ------------ ----------   ----------
CLASS A
Advertising..............................  $   63,938   $   16,079   $    9,141   $  174,714   $   20,146
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)........................       5,923        1,532          868       16,315        1,949
Seminars.................................      14,814        4,207        2,380       41,631        5,524
Compensation to Dealers including
    Finders Fees.........................   3,801,179      984,801      610,033    2,211,135      777,625

Annual Report Total......................  $3,885,854   $1,006,659   $  622,422   $2,443,795   $  805,244

         An estimate by category of the allocation of actual fees paid by the Funds under the Class B Plan for the year ended July 31, 2000, with respect to High Yield II; and period ended July 31, 2000, with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond was as follows:

                                              HIGH        HIGH                  INTERMEDIATE     MONEY      MUNICIPAL
                                             YIELD      YIELD II       INCOME    GOVERNMENT      MARKET       BOND
                                           ----------   ----------   ---------- ------------   ----------   ----------
CLASS B
Advertising..............................  $  115,315   $   27,406   $   40,799   $   33,137   $   55,730   $    8,852
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)........................  $   11,028   $    2,615   $    3,930   $    3,062   $    5,166   $      825
Seminars.................................  $   28,730   $    6,779   $    9,585   $    7,851   $   12,949   $    2,037
Compensation to Underwriters to
    partially offset other marketing
    expenses.............................  $5,956,113   $  338,437   $  974,494   $  838,585   $1,428,884   $  294,353
Compensation to Dealers including
    Finders Fees.........................  $1,830,298   $   76,012   $  270,517   $  235,479   $  402,449   $   86,404

Annual Report Total......................  $7,941,484   $  451,249   $1,299,325   $1,118,114   $1,905,178   $  392,471

        An estimate by category of the allocation of actual fees paid by the Funds under the Class B Plan for the year ended December 31, 1999, was as follows:

                                              HIGH                    INTERMEDIATE      MONEY       MUNICIPAL
                                              YIELD        INCOME       GOVERNMENT      MARKET         BOND
                                           -----------   -----------   -----------   -----------   -----------
CLASS B
Advertising..............................  $   515,604   $   113,165   $   109,571   $   117,635   $    24,928
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)........................       48,632        10,994        10,552        10,813         2,466
Seminars.................................      128,178        30,039        28,829        26,840         6,849
Compensation to Underwriters to
    partially offset other marketing
    expenses.............................   13,189,527     1,801,009     1,811,167     2,760,490       565,142
Compensation to Dealers including
    Finders Fees.........................    3,704,095       446,139       454,770       764,875       154,137

Annual Report Total......................  $17,586,036   $ 2,401,346   $ 2,414,889   $ 3,680,653   $   753,522

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds under the Class A and C Plan for the year ended July 31, 2000, with respect to High Yield II; and period ended July 31, 2000, with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond was as follows:

                                             HIGH       HIGH              INTERMEDIATE  MONEY    MUNICIPAL
                                             YIELD    YIELD II    INCOME   GOVERNMENT   MARKET      BOND
                                           --------   --------   -------- ------------ --------  ---------
CLASS C
Advertising...........................     $ 25,206   $  6,881   $  9,398   $  7,668   $ 18,396   $  2,173
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders).....................     $  2,363   $    681   $    930   $    703   $  1,698   $    -0-
Seminars..............................     $  5,908   $  2,269   $  2,582   $  2,232   $  4,921   $    -0-
Compensation to Underwriters to
    partially offset other marketing
    expenses..........................     $161,473   $ 44,237   $ 58,094   $ 48,552    119,334   $ 16,297
Compensation to Dealers including
    Finders Fees......................     $505,840   $ 16,838   $ 85,130   $143,621   $121,539   $ 30,756

Annual Report Total...................     $700,789   $ 70,906   $156,134   $202,776   $265,888   $ 49,226

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds under the Class A and C Plan for the year ended December 31, 1999, was as follows:

                                             HIGH                    INTERMEDIATE    MONEY     MUNICIPAL
                                             YIELD        INCOME      GOVERNMENT    MARKET        BOND
                                           ----------   ----------   ------------ ----------   ----------

CLASS C
Advertising...........................     $        0   $      229   $        0   $        0   $       41
Printing and Mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders).....................              0           23            0            0            2
Seminars..............................              0           69            0            0            8
Compensation to Underwriters to
    partially offset other marketing
    expenses..........................        716,978      163,909      182,613      273,359       61,493
Compensation to Dealers including
    Finders Fees......................        590,676       80,341      228,871      167,544       40,182

Annual Report Total...................     $1,307,654   $  244,571   $  411,484   $  440,903   $  101,726

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Independent Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each affected class of the Funds and its respective shareholders.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

         Unless terminated earlier in accordance with their terms, the Plans continue as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees.

         The Plans may be terminated by the vote of a majority of the Independent Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the Trustees, including a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid by holders of Class A shares under the Class A and C Plan, the Class B shares will no longer convert into Class A shares of the Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will
(i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan and the B Plan are: the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.15% of the average daily net assets for Limited Maturity and up to 0.25% of the average daily net assets for High Yield, High Yield II, Income, Intermediate Government, Money Market and Municipal Bond of their respective Class A shares or AIM Cash Reserve Shares, as compared to 1.00% of such assets of each Fund's Class B and Class C shares; (ii) the Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors, unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                           THE DISTRIBUTION AGREEMENTS

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, pursuant to which AIM Distributors acts as the distributor of Class A, Class B and Class C shares of the Funds and AIM Cash Reserve Shares of Money Market. The address of AIM Distributors is P. O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the trust are affiliated with AIM Distributors.

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it requires a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will pay quarterly to dealers and institutions 1.00% of the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of a Fund and its Class B shareholders to pay contingent deferred sales charges.

         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect to Class B shares.

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal years ended July 31, 2000, 1999 and 1998, with respect to Limited Maturity; for the year ended July 31, 2000 and for the period September 30,

1998 (date operations commenced) through July 31, 1999, with respect to High Yield II; and for the period ended July 31, 2000 and for the years ended December 31, 1999, 1998 and 1997, with respect to High Yield, Income, Intermediate Government, Money Market and Municipal Bond:

                                    2000                     1999                       1998                      1997
                                    ----                     ----                       ----                      ----
                            SALES        AMOUNT       SALES       AMOUNT        SALES        AMOUNT       SALES        AMOUNT
                           CHARGES      RETAINED     CHARGES     RETAINED      CHARGES      RETAINED     CHARGES      RETAINED
                         -----------  -----------  -----------  -----------   -----------  -----------  -----------  -----------

Limited Maturity......... $  219,047  $    57,087  $   292,457  $    75,023   $   219,035  $    56,989  $   340,764  $   105,675
High Yield...............  1,492,443      265,022    4,583,060      800,330    10,554,990    1,822,464   12,115,351    2,043,967
High Yield II ...........    989,320      177,396      339,816       61,541           N/A          N/A          N/A          N/A
Income ..................    777,478      133,679    1,984,670      358,051     1,727,399      340,185    1,158,790      203,261
Intermediate Government..    582,038      103,411    1,622,505      297,352     1,129,232      196,016      648,578      116,124
Money Market ............         --           --          N/A          N/A     1,738,598      347,757    2,470,808      443,904
Municipal Bond ..........    167,101       33,406      524,426       97,187       556,829      100,100      480,346       87,434

         The following chart reflects the contingent deferred sales charges paid by Class A shareholders of Limited Maturity for the years ended July 31, 2000, 1999 and 1998; Class A shareholders of High Yield II for the year ended July 31, 2000 and for the period September 30, 1998 through July 31, 1999; Class B and Class C shareholders of High Yield II for the year ended July 31, 2000 and for the period November 20, 1998 through July 31, 1999; Class A, B and AIM Cash Reserve Shares shareholders of High Yield, Income, Intermediate Government, Money Market and Municipal Bond for the period ended July 31, 2000 and for the years ended December 31, 1999, 1998 and 1997; and Class C shareholders of High Yield, Income, Intermediate Government, Money Market and Municipal Bond for the period ended July 31, 2000 and for the years ended December 31, 1999, 1998 and 1997:

                                    2000         1999         1998         1997
                                 ----------   ----------   ----------   ----------

Limited Maturity .............          N/A   $       15          N/A          N/A
High Yield ...................   $  136,582      423,986   $  660,651   $  581,549
High Yield II ................       15,557          111          N/A          N/A
Income .......................       23,462       48,455       99,010       45,242
Intermediate Government ......       44,911      171,470      108,148      131,697
Money Market .................      740,774    1,254,200      905,887      344,545
Municipal Bond ...............       31,486      123,118       48,077       44,830

                      SALES CHARGES AND DEALER CONCESSIONS

         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM European Development Fund, AIM European Small Company Fund, AIM Euroland Growth Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Mid Cap Opportunities Fund, AIM New Technology Fund, AIM Select Growth Fund, AIM Small Cap Equity Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Value II Fund and AIM Weingarten Fund.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                            -----------------------------            As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                     Single Transaction(1)                       Price         Invested              Price
                     ------------------------               -------------      ----------         ----------

                          Less than $    25,000                  5.50%             5.82%               4.75%
             $ 25,000 but less than $    50,000                  5.25              5.54                4.50
             $ 50,000 but less than $   100,000                  4.75              4.99                4.00
             $100,000 but less than $   250,000                  3.75              3.90                3.00
             $250,000 but less than $   500,000                  3.00              3.09                2.50
             $500,000 but less than $ 1,000,000                  2.00              2.04                1.60

----------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Growth Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                            -----------------------------            As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                     Single Transaction                          Price         Invested              Price
                     ------------------------               -------------      ----------         ----------


                          Less than $    50,000                  4.75%             4.99%               4.00%
             $ 50,000 but less than $   100,000                  4.00              4.17                3.25
             $100,000 but less than $   250,000                  3.75              3.90                3.00
             $250,000 but less than $   500,000                  2.50              2.56                2.00
             $500,000 but less than $ 1,000,000                  2.00              2.04                1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge           ----------
                                                            -----------------------------            As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                     Single Transaction                          Price         Invested              Price
                     ------------------------               -------------      ----------         ----------


                          Less than   $      100,000             1.00%             1.01%             0.75%
             $100,000 but less than   $      250,000             0.75              0.76              0.50
             $250,000 but less than   $    1,000,000             0.50              0.50              0.40

        There is no sales charge on purchases of $1,000,000 or more of Category I, II or III Funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

        ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

        In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

        AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         Exchanges of AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares are considered sales of such Class B shares or Class C shares for purposes of the sales charges and dealer concessions discussed above.

        AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.


                       REDUCTIONS IN INITIAL SALES CHARGES

        Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

        The term "purchaser" means:

         o an individual and his or her spouse and children, including any Trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

         o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

                  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

                  b. each transmittal must be accompanied by a single check or wire transfer; and

                  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

         o a trustee or fiduciary purchasing for a single Trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit Trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

         o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE
                  IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

         o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

         Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a Fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain Funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a Fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark-- and any foundation, Trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.

         o Unitholders of G/SET series unit investment Trusts investing proceeds from such Trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the Trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a Fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global Funds as of April 30, 1987 who since that date continually have owned shares of one or more of these Funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global Funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o Qualified State Tuition Programs created and maintained in accordance with Section 529 of the U.S. Internal Revenue Code of 1986, as amended; and

         o Participants in select brokerage programs for defined contribution plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         Former GT Global Funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to Fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         Former GT Global Funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in a Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to Fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per Fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM; and

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

         Upon the redemption of shares of Funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

         o        Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Private foundations or endowment Funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares of Funds in sales charges Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner in which shares of the Funds may be purchased appears in the Prospectuses under the caption "Purchasing Shares."

         The sales charge normally deducted on purchases of the Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., due to the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are described in "REDUCTIONS IN INITIAL SALES CHARGES - Purchases At Net Asset Value." You may also be charged a transaction or other fee by the financial institution managing your account.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectuses under the caption "Exchanging Shares."

         Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the caption "Redeeming Shares." Shares of AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligations to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 949-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange (the "NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency, as determined by the SEC, exists making disposition of portfolio securities or the valuation of the net assets of the Funds not reasonably practicable.

         The Trust agrees to redeem shares of the Funds, or any other future portfolios of the Trust, solely in cash up to the lesser of $250,000 or 1% of the Funds' net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Funds in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

VARIABLE ANNUITY CONTRACTS

         Currently, shares of High Yield may be purchased at net asset value by the Life Insurance Company of North America ("LINA") under an arrangement whereby the shares will serve as an underlying investment medium for certain variable annuity contracts previously issued by LINA.

         The basic objective of the variable annuity contracts is to provide individuals with retirement benefits through net purchase payment accumulations and annuity payments which are based upon the performance of High Yield or other available Funds. The contracts allow their owners and participants to defer federal income tax ("FIT") payments on contract investment accumulations until annuity payments begin. The annuity payment options generally provide for lifetime annuity payments based upon the life of the named annuitant (and joint annuitant, if applicable). Such payments may be made for a guaranteed minimum number of years. Certain charges are made in connection with the sale of the contracts.

         The LINA contracts are no longer being issued except that existing owners, participants and, in some cases, new participants under existing group contracts under certain tax-qualified plans, may continue to make contributions under the contract. Persons who wish to receive additional information concerning investment in High Yield through LINA's variable annuity contracts are urged to read the LINA prospectus which describes them. LINA variable annuity information and a prospectus may be obtained by writing to INA Security Corporation, 601 Walnut Street, Ninth Floor, Philadelphia, Pennsylvania 19102, or by calling (215) 351-3121.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         (1)      the investor fails to furnish a correct TIN to the Fund, or

         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         (3) the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         (5) the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

          Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1) (2) or (5) above applies.

          Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

     o    a corporation

     o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

     o    the United States or any of its agencies or instrumentalities

     o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

     o a foreign government or any of its political subdivisions, agencies or instrumentalities

     o an international organization or any of its agencies or instrumentalities

     o    a foreign central bank of issue

     o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

     o a futures commission merchant registered with the Commodity Futures Trading Commission

     o    a real estate investment trust

     o    an entity registered at all times during the tax year under the 1940
          Act

     o    a common trust fund operated by a bank under Section 584(a)

     o    a financial institution

     o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

     o    a trust exempt from tax under Section 664 or described in Section 4947

          Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

          IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

          NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                          NET ASSET VALUE DETERMINATION

FOR MONEY MARKET

          The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

          The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Performance Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

          The valuation of portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. These rules require, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Trustees to be "Eligible Securities" (as defined in Rule 2a-7 under the 1940 Act) and to present minimal credit risk to the Fund.

          The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Trustees determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

          The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

FOR ALL OTHER FUNDS

         The net asset value of a share of each Fund is normally determined once daily as of the close of the customary trading session of the NYSE (which is generally 4:00 p.m. Eastern Time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a share of a Fund is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE will generally be used. The net asset value per share is determined by subtracting the liabilities (e.g., accrued expenses and dividends payable) of a Fund allocated to the class from the value of securities, cash and assets (including interest accrued but not collected) of the Fund allocated to the class; and dividing the result by the total number of shares outstanding of such class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day, prior to the determination of net asset value. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price back up quotes furnished by independent pricing services of market makers on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

         Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Funds, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         The dividends accrued and paid for each class of each Fund's shares will consist of: (a) interest accrued and discounts earned (including both original issue and market discount) for the Fund, allocated based upon each class' pro rata share of the net assets of the Fund, less (b) Trust expenses accrued for the applicable dividend period attributable to the Fund, such as custodian fees, trustee's fees, and accounting and legal expenses, allocated based upon each class' pro rata share of the net assets of the Fund, less (c) expenses directly attributable to each class which accrued for the applicable dividend period, such as shareholder servicing plan expenses, if any, or transfer agent fees unique to each class.

         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. Accordingly, dividends begin accruing on the first business day of each Fund following the day on which a purchase order for shares of each Fund is effective, and accrue through the day on which a redemption order is effective. Thus, if a purchase order is effective on a Friday, dividends will begin accruing on the following Monday (unless such day is not a business day of the Fund).

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of a Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and realized capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Fund's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time a Fund held the debt obligation. In addition, if a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         Limited Maturity may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the Distribution Requirement and the Income Requirement, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its investment company taxable income and net short-term capital gain for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they are not expected to qualify for the 70% dividends received deduction for corporations.

         Each Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for non-corporate shareholders), regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the

Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by a Fund that do not constitute ordinary income dividends, tax-exempt dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of a Fund (or any other Fund in The AIM Family of Funds--Registered Trademark--). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made in certain cases) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.

         Each Fund is required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

MUNICIPAL BOND

         With respect to interest income that is exempt from federal income tax ("FIT"), the Fund intends to comply with Section 852(b)(5) of the Code, which enables distributions of tax-exempt income to retain their character when distributed to shareholders as an exempt interest dividend. Each year, the Fund provides shareholders a statement indicating the amount of distribution that is exempt from FIT. Some or all of the non-exempt interest that the Fund receives from municipal securities might become taxable by law or determined by the Internal Revenue Service to be taxable. This statement also provides a breakdown showing the percentage of such income that came from each state. In addition, the Fund reports for FIT purposes any net realized capital gains and any ordinary income from the Fund's short-term holdings. Further, the Fund also reports certain interest from "Qualified Private Activity Bonds" which shareholders may be required to include in the alternative minimum tax calculation.

         The Tax Reform Act of 1986 (the "1986 Act") divided municipal debt obligations into three categories, only one of which ("Public Purpose Bonds") bears interest which is exempt from both the regular income tax and the alternative minimum tax as it applies to individuals. For corporations, some or all of the income from Public Purpose Bonds would be includable in the corporate alternative minimum tax base. Of the other two categories ("Qualified Private Activity Bonds" and "Private Activity Bonds"), for both individuals and corporations, Qualified Private Activity Bonds bear interest which is excluded from income for purposes of the regular income tax but must generally be included in the alternative minimum tax base, and Private Activity Bonds are taxable under both the regular and alternative minimum taxes. Certain small corporations are wholly exempt from the alternative minimum tax.

         The 1986 Act also applied limitations on the issuance of bonds whose proceeds are used by organizations exempt from tax under Code Section 501(c)(3), as well as general limitations on the amount of Qualified Private Activity Bonds governmental units may issue.

         The 1986 Act limitations on tax-exempt bonds apply generally to bonds issued after August 16, 1986. The private activity bond rules are generally applicable to bonds issued on or after September 1, 1986, with the alternative minimum tax rules applicable generally to bonds issued on or after August 7, 1986. Municipal Bond intends to limit its investments in Qualified Private Activity Bonds and taxable securities to no more than 20% of its total assets in any given year, consistent with its stated investment objective.

         Original issue discount on tax-exempt bonds is accrued as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and is included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

         Interest on indebtedness incurred by shareholders (including financial institutions) will not be deductible for FIT purposes to the extent that the money was used to purchase or carry tax-exempt securities. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds should consult their own tax advisor before purchasing Fund shares.

         The exemption of interest income for FIT purposes does not necessarily result in exemption under state and local laws. Shareholders should consult their tax advisors as to the treatment of such income under state and local laws.

SALE OR REDEMPTION OF FUND SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Except to the extent otherwise provided in future treasury regulations, any long-term capital gain recognized by a noncorporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

         If a shareholder (i) incurs a sales load in acquiring shares of a Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the same or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit loss recognized.

REINSTATEMENT PRIVILEGE

         For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original redemption transaction, because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends and return of capital distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and regulations issued thereunder as in effect on November 15, 2000. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. The tax treatment of foreign investors may also differ from the treatment for U.S. investors described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investments in a Fund.


                     DESCRIPTION OF MONEY MARKET INSTRUMENTS

          Money Market will limit its investments to those securities which at the time of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Subsequent to its purchase by Money Market, a security may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the disposition of the security by the Fund, but AIM will consider such an event to be relevant in its determination of whether the Fund should continue to hold the security.

         U.S. GOVERNMENT DIRECT OBLIGATIONS: Bills, notes and bonds issued by the U.S. Treasury.

          U.S. GOVERNMENT AGENCIES SECURITIES: Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

          BANKER'S ACCEPTANCES: A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

          CERTIFICATES OF DEPOSIT: A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of Funds and normally can be traded in the secondary market, prior to maturity.

          TIME DEPOSITS: A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

          COMMERCIAL PAPER: The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

          REPURCHASE AGREEMENTS: A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government, including mortgage-backed securities issued by U.S. Government agencies) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

          MASTER NOTES: Demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of a Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice. The notes may be secured or unsecured.

          VARIABLE AND FLOATING RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.


                             SHAREHOLDER INFORMATION

          This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

          TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

          SHARES CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

          SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide Funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

          Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

          Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

          TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a Fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

          EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to the close of the customary trading session of the NYSE. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

          By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such Fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

          REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

          SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

          Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

          TRANSACTIONS BY INTERNET. An investor may effect transactions in his account through the Internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that the Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailings of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify the Transfer Agent in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

          DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

          For Funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For Funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

          Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

          Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

          Any dividend or distribution paid by a Fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

         AFS, the transfer agent, may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS

         The Board of Trustees will issue to the shareholders semi-annually financial statements for each Fund. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG LLP, 700 Louisiana, Houston, Texas 77002, currently serves as the auditors of each Fund.

LEGAL MATTERS

         Certain legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

CUSTODIAN AND TRANSFER AGENT

         The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of Limited Maturity, Money Market and Municipal Bond. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of High Yield, High Yield II, Income and Intermediate Government. The custodians attend to the collection of principal and income, pay and collect all monies for securities bought and sold by the respective Funds, and perform certain other ministerial duties. AFS, P.O. Box 4739, Houston, Texas 77210-4739, is transfer and dividend disbursing agent for the Funds' shares. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodians and AFS such compensation as may be agreed upon from time to time.

         Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

          Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Trust (and certain other AIM Funds), First Data Investor Service Group, and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

OTHER INFORMATION

          Each Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered pursuant to the Prospectuses. The Registration Statement is available for inspection by the public at the SEC in Washington, DC.

       DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                          AGENCIES OR INSTRUMENTALITIES

         Intermediate Government may invest in "Agency Securities," which include some or all of those listed below. The following list does not purport to be an exhaustive list of all Agency Securities, and the Fund reserves the right to invest in Agency Securities other than those listed below.

         EXPORT-IMPORT BANK CERTIFICATES are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

         FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government.

         FEDERAL HOME LOAN BANK NOTES AND BONDS are notes and bonds issued by the Federal Home Loan Bank System.

         FHA DEBENTURES are debentures issued by the Federal Housing Administration of the U.S. Government.

         FHA INSURED NOTES are bonds issued by the Farmers Home Administration of the U.S. Government.

         FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its Funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

         FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consist of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

         FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS are bonds issued and guaranteed by the Federal National Mortgage Association, a federally chartered and privately-owned corporation.

         FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

         Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

          Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loans must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

          All mortgage loans are held by FNMA as trustee pursuant to a Trust indenture for the benefit of Certificate holders. The Trust indenture gives FNMA responsibility for servicing or administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, and under FNMA supervision. FNMA may remove service providers for cause.

          The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

          The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

          FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pool market Certificates based on a pro rata interest in the aggregate pool. The amounts of FNMA Certificates currently outstanding is limited.

          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

          The Portfolio will purchase only GNMA Certificates of the "modified pass-through" type, which entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

          The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

          As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

          As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

          The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Portfolio.

          Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

          GENERAL SERVICES ADMINISTRATION PARTICIPATION CERTIFICATES are participation certificates issued by the General Services Administration of the U.S. Government.

          MARITIME ADMINISTRATION BONDS are bonds issued and provided by the Department of Transportation of the U.S. Government.

          NEW COMMUNITIES DEBENTURES are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

          PUBLIC HOUSING NOTES AND BONDS are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

          SBA DEBENTURES are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

          SLMA DEBENTURES are debentures backed by the Student Loan Marketing Association.

          TITLE XI BONDS are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

          WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                              RATINGS OF SECURITIES


          The following is a description of the factors underlying the commercial paper and debt ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch") and Duff & Phelps:

                              MOODY'S BOND RATINGS

          Moody's describes its ratings for corporate bonds as follows:

          Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                         MOODY'S SHORT-TERM LOAN RATINGS

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


                        MOODY'S COMMERCIAL PAPER RATINGS

          Moody's commercial paper ratings are opinions of the ability of issues to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.


                                S&P BOND RATINGS

          S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.


                                S&P DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.


                       FITCH INVESTMENT GRADE BOND RATINGS

          Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

          The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

          Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

          Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

          An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

          Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

          The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

          Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.


                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                         DUFF & PHELPS LONG-TERM RATINGS

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA AND AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A AND A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB AND BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB AND BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B AND B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearages.


                        DUFF & PHELPS SHORT-TERM RATINGS

D - 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of Funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

D - 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D - 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D - 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D - 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D - 4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D - 5: Issuer failed to meet scheduled principal and/or interest payments.

                              FINANCIAL STATEMENTS



                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM High Yield Fund:

We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statements of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of July 31, 2000, the results of its operations for seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-92.16%

AEROSPACE/DEFENSE-0.57%

Precision Partners, Inc., Sr.
  Unsec. Sub. Notes, 12.00%,
  03/15/09                         $19,225,000   $   13,553,625
---------------------------------------------------------------

AIR FREIGHT-0.66%

Atlas Air, Inc., Sr. Unsec.
  Notes, 10.75%, 08/01/05           15,147,000       15,601,410
---------------------------------------------------------------

AIRLINES-3.21%

Airplanes Pass Through
  Trust-Series D, Gtd. Sub.
  Bonds, 10.88%, 03/15/19           62,086,822       49,896,385
---------------------------------------------------------------
Amtran, Inc., Sr. Unsec. Gtd.
  Notes, 10.50%, 08/01/04            9,115,000        8,408,587
---------------------------------------------------------------
Dunlop Standard Aerospace
  Holdings PLC (United Kingdom),
  Sr. Unsec. Yankee Sub. Notes,
  11.88%, 05/15/09                  17,960,000       17,915,100
---------------------------------------------------------------
                                                     76,220,072
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-2.38%

Advance Stores Co., Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                  24,825,000       20,418,562
---------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                          22,550,000       20,858,750
---------------------------------------------------------------
Venture Holdings Trust, Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  06/01/07                          20,250,000       15,288,750
---------------------------------------------------------------
                                                     56,566,062
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-4.66%

Charter Communications Holdings,
  LLC/ Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(a)                       33,920,000       19,504,000
---------------------------------------------------------------
Diamond Cable Communications PLC
  (United Kingdom), Sr. Disc.
  Yankee Notes, 10.75%,
  02/15/07(a)                        8,000,000        6,240,000
---------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(a)                       28,000,000       19,460,000
---------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(a)        44,305,000       23,592,412
---------------------------------------------------------------
Pegasus Communications
  Corp.-Series B, Sr. Unsec.
  Notes, 12.50%, 08/01/07           17,500,000       18,637,500
---------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B,
  Sr. Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(a)               50,000,000       23,250,000
---------------------------------------------------------------
                                                    110,683,912
---------------------------------------------------------------

BUILDING MATERIALS-1.51%

Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09           22,750,000       23,091,250
---------------------------------------------------------------
Dayton Superior Corp., Sr. Sub.
  Notes, 13.00%, 06/15/09
  (Acquired 06/09/00; Cost
  $12,179,750)(b)(c)                12,500,000       12,468,750
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
BUILDING MATERIALS-(CONTINUED)

Imperial Home Decor Group-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 03/15/08(d)              $19,100,000   $      286,500
---------------------------------------------------------------
                                                     35,846,500
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.33%

Avecia Group PLC (United
  Kingdom), Sr. Unsec. Gtd.
  Yankee Notes, 11.00%, 07/01/09    14,300,000       14,478,750
---------------------------------------------------------------
Sterling Chemicals, Inc.-Series
  B, Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                  16,500,000       17,201,250
---------------------------------------------------------------
                                                     31,680,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.28%

Key Plastics Holdings,
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.25%, 03/15/07(d)   23,770,000        2,495,850
---------------------------------------------------------------
Trans-Resources, Inc.-Series B,
  Sr. Unsec. Disc. Notes, 12.00%,
  03/15/08(a)                       11,750,000        1,116,250
---------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%,
    03/15/08                        19,000,000        2,945,000
---------------------------------------------------------------
                                                      6,557,100
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.47%

Convergent Communications-Series
  B, Sr. Unsec. Notes, 13.00%,
  04/01/08                          23,540,000       16,536,850
---------------------------------------------------------------
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08    18,425,000       18,425,000
---------------------------------------------------------------
                                                     34,961,850
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.54%

Equinix Inc., Sr. Unsec. Notes,
  13.00%, 12/01/07                  15,110,000       12,843,500
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-2.68%

Cybernet Internet Services
  International, Inc., Conv.
  Unsec. Sub. Notes, 13.00%,
  08/15/09(a)(e)                    11,250,000        5,203,125
---------------------------------------------------------------
Earthwatch Inc.,
  Sr. Disc. Notes, 13.00%,
  07/15/07 (Acquired 07/07/99;
  Cost $23,276,740)(a)(b)(c)        34,000,000       23,715,000
---------------------------------------------------------------
  Sr. Notes, 12.50%, 03/01/05
    (Acquired 03/14/97-09/01/99;
    Cost $15,500,000)(c)            22,320,000       15,679,800
---------------------------------------------------------------
Globix Corp., Sr. Unsec. Notes,
  12.50%, 02/01/10                  24,000,000       19,020,000
---------------------------------------------------------------
                                                     63,617,925
---------------------------------------------------------------

CONSTRUCTION (CEMENT &
  AGGREGATES)-0.41%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08      14,000,000        9,695,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
DISTRIBUTORS (FOOD &
  HEALTH)-1.01%

Fleming Cos., Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.63%,
  07/31/07                         $27,700,000   $   24,029,750
---------------------------------------------------------------

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.75%

Cherokee International LCC-Series
  B, Sr. Unsec. Sub. Notes,
  10.50%, 05/01/09                  20,600,000       17,819,000
---------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.70%

Morrison Knudsen Corp., Sr.
  Notes, 11.00%, 07/01/10
  (Acquired 06/28/00; Cost
  $16,467,566)(c)                   16,590,000       16,672,950
---------------------------------------------------------------

ENTERTAINMENT-0.52%

Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $12,500,000)(c)    12,500,000       12,281,250
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.07%

Madison River Capital, Sr. Notes,
  13.25%, 03/01/10(e)               17,700,000       16,018,500
---------------------------------------------------------------
ONO Finance PLC (United Kingdom),
  Sr. Gtd. Sub. Euro Notes,
  13.00%, 05/01/09                   9,500,000        9,357,500
---------------------------------------------------------------
                                                     25,376,000
---------------------------------------------------------------

FOODS-0.47%

Volume Services America Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  03/01/09                          12,000,000       11,040,000
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-3.14%

Hollywood Casino Corp., Sr. Sec.
  Gtd. Sub. Notes, 11.25%,
  05/01/07                           1,000,000        1,025,000
---------------------------------------------------------------
MGM Grand, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 9.75%, 06/01/07       12,240,000       12,576,600
---------------------------------------------------------------
Resort at Summerlin LP-Series B,
  Sr. Unsec. Sub. Notes, 13.00%,
  12/15/07                          25,769,000       18,167,145
---------------------------------------------------------------
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                          42,200,000       42,833,000
---------------------------------------------------------------
                                                     74,601,745
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.77%

King Pharmaceuticals, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/09                          19,300,000       20,747,500
---------------------------------------------------------------
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(e)   20,650,000       21,372,750
---------------------------------------------------------------
                                                     42,120,250
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.39%

Triad Hospitals, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 05/15/09                   8,915,000        9,360,750
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.50%

DJ Orthopedics, LLC, Sr. Unsec.
  Gtd. Sub. Notes, 12.63%,
  06/15/09                          12,400,000       11,842,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
HEALTH CARE (SPECIALIZED
  SERVICES)-0.06%

Team Health Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  03/15/09                         $ 1,735,000   $    1,479,087
---------------------------------------------------------------

HOMEBUILDING-0.29%

Lennar Corp., Sr. Notes, 9.95%,
  05/01/10(e)                        6,775,000        6,842,750
---------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-2.03%

Falcon Products, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  11.38%, 06/15/09                  12,065,000       11,672,887
---------------------------------------------------------------
O'Sullivan Industries,
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 13.38%, 10/15/09      21,000,000       19,740,000
---------------------------------------------------------------
Winsloew Furniture, Inc.-Series
  B, Sr. Gtd. Sub. Notes, 12.75%,
  08/15/07                          17,870,000       16,708,450
---------------------------------------------------------------
                                                     48,121,337
---------------------------------------------------------------

IRON & STEEL-0.51%

Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(d)        28,939,000        3,906,765
---------------------------------------------------------------
Sheffield Steel Corp.-Series B,
  First Mortgage Notes, 11.50%,
  12/01/05                          13,500,000        8,167,500
---------------------------------------------------------------
                                                     12,074,265
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.99%

Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                          29,375,000       23,573,437
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.42%

National Equipment
  Services-Series B, Sr. Unsec.
  Sub. Notes, 10.00%, 11/30/04      11,850,000        9,894,750
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.45%

Actuant Corp., Sr. Unsec. Gtd.
  Sub. Notes, 13.00%, 05/01/09
  (Acquired 07/21/00; Cost
  $9,038,630)(c)                     9,160,000        9,205,800
---------------------------------------------------------------
Anthony Crane Rentals LP-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                  21,085,000       11,649,463
---------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07(d)   24,915,000        4,235,550
---------------------------------------------------------------
Jordan Industries, Inc.-Series D,
  Sr. Unsec. Notes, 10.38%,
  08/01/07                          10,000,000        9,325,000
---------------------------------------------------------------
                                                     34,415,813
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-5.15%

Berry Plastics Corp.,
  Sr. Gtd. Sub. Notes, 12.25%,
  04/15/04                          13,000,000       12,577,500
---------------------------------------------------------------
  Series C, Sr. Gtd. Sub. Notes,
    12.25%, 04/15/04                 4,750,000        4,607,500
---------------------------------------------------------------
Brand Scaffold Services, Inc.,
  Sr. Unsec. Notes, 10.25%,
  02/15/08                          20,800,000       18,564,000
---------------------------------------------------------------
First Wave Marine, Inc., Sr.
  Unsec. Notes, 11.00%, 02/01/08    22,835,000       13,130,125
---------------------------------------------------------------
Flextronics International Ltd.
  (Singapore), Sr. Sub Yankee
  Notes, 9.88%, 07/01/10
  (Acquired 06/26/00; Cost
  $6,151,640)(c)                     6,200,000        6,378,250
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
MANUFACTURING (SPECIALIZED)-(CONTINUED)

Knowles Electronics, Inc., Sr.
  Sub. Notes, 13.13%, 10/15/09(e)  $12,000,000   $   10,980,000
---------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                          17,640,000       17,375,400
---------------------------------------------------------------
Neenah Corp.
  Series B, Sr. Sub. Notes,
    11.13%, 05/01/07                 4,000,000        3,030,000
---------------------------------------------------------------
  Series D, Sr. Sub. Notes,
    11.13%, 05/01/07                15,000,000       11,362,500
---------------------------------------------------------------
Omega Cabinets, Sr. Sub. Notes,
  10.50%, 06/15/07                  16,740,000       15,317,100
---------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/00; Cost $8,580,810)(c)      8,700,000        8,917,500
---------------------------------------------------------------
                                                    122,239,875
---------------------------------------------------------------

METALS MINING-1.83%

Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07    28,800,000       22,320,000
---------------------------------------------------------------
Doe Run Resources Corp.
  (The)-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 11.25%, 03/15/05      21,000,000       10,815,000
---------------------------------------------------------------
Metal Management, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.00%,
  05/15/08                          20,500,000       10,352,500
---------------------------------------------------------------
                                                     43,487,500
---------------------------------------------------------------

NATURAL GAS-0.53%

Western Gas Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.00%,
  06/15/09                          12,000,000       12,480,000
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.32%

Global Imaging Systems, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/07                           8,800,000        7,612,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.56%

Pride International, Inc., Sr.
  Unsec. Notes, 10.00%, 06/01/09    12,735,000       13,180,725
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-4.38%

Abraxas Petroleum Corp.
  Series A, Sr. Gtd. Sub. Notes,
    11.50%, 11/01/04                 8,644,000        7,477,060
---------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Notes,
    12.88%, 03/15/03                13,000,000       13,422,500
---------------------------------------------------------------
Chesapeake Energy Corp., Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  9.63%, 05/01/05                    1,150,000        1,144,250
---------------------------------------------------------------
Comstock Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  05/01/07                          17,275,000       17,706,875
---------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec.
  Notes, 11.75%, 11/15/09           23,750,000       24,759,375
---------------------------------------------------------------
Pioneer Natural Resources Co.,
  Sr. Unsec. Gtd. Notes, 9.63%,
  04/01/10                          13,000,000       13,617,500
---------------------------------------------------------------
Pogo Producing Co.-Series B, Sr.
  Unsec. Sub. Notes, 10.38%,
  02/15/09                          18,335,000       18,976,725
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
OIL & GAS (EXPLORATION & PRODUCTION)-(CONTINUED)

Queen Sand Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.50%,
  07/01/08                         $13,145,000   $    6,769,675
---------------------------------------------------------------
                                                    103,873,960
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.67%

Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                          17,980,000       15,912,300
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.82%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                  18,370,000       19,380,350
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.85%

Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                          20,439,125       20,132,538
---------------------------------------------------------------

PUBLISHING-0.34%

Ziff Davis Media, Inc., Sr. Sub.
  Notes, 12.00%, 07/15/10
  (Acquired 07/18/00-07/20/00;
  Cost $7,949,200)(c)                7,880,000        8,037,600
---------------------------------------------------------------

RAILROADS-1.72%

RailWorks Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.50%, 04/15/09      16,400,000       15,170,000
---------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr.
  Yankee Gtd. Disc. Notes,
  11.75%, 06/15/09(a)               33,150,000       25,691,250
---------------------------------------------------------------
                                                     40,861,250
---------------------------------------------------------------

RESTAURANTS-0.11%

AFC Enterprises, Sr. Unsec. Sub.
  Notes, 10.25%, 05/15/07            2,625,000        2,559,375
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.46%

CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06        14,245,000       11,146,713
---------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08           27,650,000       16,175,250
---------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                           7,520,000        7,294,400
---------------------------------------------------------------
                                                     34,616,363
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.82%

Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07           17,315,000       15,799,938
---------------------------------------------------------------
J. Crew Operating Corp., Sr. Sub.
  Notes, 10.38%, 10/15/07            4,500,000        3,768,750
---------------------------------------------------------------
                                                     19,568,688
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.65%

MDC Corp. Inc. (Canada), Sr.
  Unsec. Sub. Yankee Notes,
  10.50%, 12/01/06                  15,920,000       15,362,800
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.82%

Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                          18,400,000       19,458,000
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.59%

MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                          14,930,000       14,108,850
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-11.40%

AirGate PCS, Inc., Sr. Disc. Sub.
  Notes, 13.50%, 10/01/09(a)(b)    $28,400,000   $   16,543,000
---------------------------------------------------------------
Alamosa PCS Holdings, Inc., Sr.
  Unsec. Gtd. Disc. Notes,
  12.88%, 02/15/10(a)               25,300,000       13,282,500
---------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11       10,000,000       10,300,000
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 10.63%,
    11/15/07(a)                     18,144,000       13,925,520
---------------------------------------------------------------
IPCS, Inc., Sr. Disc. Notes,
  14.00%, 07/15/10 (Acquired
  06/30/00; Cost
  $2,995,843)(a)(b)(c)               5,900,000        3,289,250
---------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr.
  Unsec. Notes, 13.50%, 05/15/09    21,100,000       18,884,500
---------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                  19,650,000       16,407,750
---------------------------------------------------------------
Nextel Communications, Inc., Sr.
  Notes, 12.00%, 11/01/08           29,040,000       31,363,200
---------------------------------------------------------------
Nextel International, Inc., Sr.
  Notes, 12.75%, 08/01/10
  (Acquired 07/26/00; Cost
  $16,765,740)(c)                   17,000,000       16,957,500
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.13%,
    04/15/08(a)                     37,500,000       24,872,250
---------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%,
  01/15/07                          20,300,000       12,484,500
---------------------------------------------------------------
Powertel, Inc., Sr. Unsec. Disc.
  Notes, 12.00%, 05/01/06(a)        38,000,000       35,719,240
---------------------------------------------------------------
Spectrasite Holdings, Inc., Sr.
  Disc. Notes, 12.00%,
  07/15/08(a)                       30,300,000       21,058,500
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%,
    04/15/09(a)                     21,230,000       13,056,450
---------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Sub.
  Notes, 10.63%, 07/15/10
  (Acquired 07/11/00; Cost
  $5,350,000)(c)                     5,350,000        5,457,000
---------------------------------------------------------------
UbiquiTel Operating Co., Sr. Gtd.
  Disc. Notes, 14.00%,
  04/15/10(a)(b)(e)                 28,700,000       16,933,000
---------------------------------------------------------------
                                                    270,534,160
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-7.68%

360networks Inc. (Canada), Sr.
  Unsec. Yankee Notes, 12.00%,
  08/01/09                          17,210,000       16,091,350
---------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                         9,065,000        9,042,338
---------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07    20,200,000       17,675,000
---------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07           19,500,000       14,137,500
---------------------------------------------------------------
FirstCom Corp., Sr. Notes,
  14.00%, 10/27/07                  30,990,000       34,786,275
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Sec. Notes, 11.75%,
  08/01/04                          20,000,000       13,300,000
---------------------------------------------------------------
RSL Communications PLC (United
  Kingdom), Sr. Unsec. Gtd.
  Yankee Notes, 12.00%, 11/01/08    14,500,000        5,292,500
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-(CONTINUED)

Versatel Telecom International
  N.V. (Netherlands), Sr. Unsec.
  Yankee Notes, 13.25%, 05/15/08   $12,810,000   $   13,194,300
---------------------------------------------------------------
  Sr. Yankee Notes, 13.25%,
    05/15/08                        19,100,000       19,673,000
---------------------------------------------------------------
Viatel, Inc., Sr. Sec. Notes,
  11.25%, 04/15/08                  28,250,000       19,351,250
---------------------------------------------------------------
  Sr. Unsec. Notes, 11.50%,
    03/15/09(e)                     28,417,000       19,749,815
---------------------------------------------------------------
                                                    182,293,328
---------------------------------------------------------------

TELEPHONE-11.02%

Alestra S.A. (Mexico), Sr. Unsec.
  Yankee Notes, 12.13%,
  05/15/06(e)                       12,000,000       11,880,000
---------------------------------------------------------------
  Sr. Yankee Notes, 12.63%,
    05/15/09(e)                      7,535,000        7,327,788
---------------------------------------------------------------
CFW Communications Co., Sr.
  Notes, 13.00%, 08/15/10
  (Acquired 07/21/00; Cost
  $14,944,346)(b)(c)                15,155,000       15,155,000
---------------------------------------------------------------
GT Group Telecom Inc. (Canada),
  Sr. Disc. Yankee Notes, 13.25%,
  02/01/10(a)(b)                    28,900,000       15,172,500
---------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%,
  02/15/08(a)                       79,650,000       44,782,416
---------------------------------------------------------------
IMPSAT Fiber Networks, Inc., Sr.
  Yankee Notes, 13.75%, 02/15/05
  (Acquired 02/11/00; Cost
  $12,000,000)(c)                   12,000,000       10,920,000
---------------------------------------------------------------
Intermedia Communications,
  Inc.-Series B, Sr. Disc. Notes,
  11.25%, 07/15/07(a)               30,620,000       20,668,500
---------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                          53,750,000       13,571,875
---------------------------------------------------------------
NEXTLINK Communications, Inc.,
  Sr. Disc. Notes, 12.13%,
  12/01/09(a)(e)                    23,500,000       13,218,750
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.25%,
    06/01/09(a)                     25,855,000       15,771,550
---------------------------------------------------------------
NTL Communications Corp.-Series
  B, Sr. Unsec. Notes, 11.50%,
  10/01/08                          16,320,000       16,870,800
---------------------------------------------------------------
NTL Inc.-Series B, Sr. Disc.
  Notes, 11.50%, 02/01/06            4,245,000        3,990,300
---------------------------------------------------------------
PF.Net Communications Inc., Sr.
  Notes, 13.75%, 05/15/10
  (Acquired 05/05/00; Cost
  $18,200,000)(b)(c)                18,200,000       13,923,000
---------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd.
  Yankee Sub. Notes, 11.25%,
  12/01/09                          11,400,000       11,913,000
---------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08           42,500,000       46,431,250
---------------------------------------------------------------
                                                    261,596,729
---------------------------------------------------------------

TEXTILES (APPAREL)-0.51%

Cabot Safety Corp., Sr. Sub.
  Notes, 12.50%, 07/15/05           11,975,000       12,034,875
---------------------------------------------------------------

TRUCKERS-0.58%

Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                  13,530,000       13,699,125
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TRUCKS & PARTS-1.29%

FleetPride Inc., Sr. Unsec. Gtd.
  Sub. Notes, 12.00%, 08/01/05     $10,665,000   $    7,172,213
---------------------------------------------------------------
North American Van Lines Inc.,
  Sr. Sub. Notes, 13.38%,
  12/01/09(e)                       24,750,000       23,388,750
---------------------------------------------------------------
                                                     30,560,963
---------------------------------------------------------------

WASTE MANAGEMENT-2.29%

Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09(e)   61,990,000       54,396,225
---------------------------------------------------------------
    Total U.S. Dollar Denominated
    Bonds & Notes
    (Cost $2,569,417,266)                         2,187,359,669
---------------------------------------------------------------
                                     SHARES
STOCKS & OTHER EQUITY INTERESTS-5.22%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.17%

UnitedGlobalCom Inc.-Class A(f)         83,896        4,116,147
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.09%

Earthwatch Inc.-Series C, $1.20,
  Conv. Pfd. (Acquired
  03/14/97-06/15/00; Cost
  $4,824)(c)                           112,106        2,045,936
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.03%

Tenet Healthcare Corp.(f)               26,460          805,376
---------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.06%

Abraxas Petroleum Corp.(f)             736,227        1,426,440
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.04%

Convergent Communications,
  Inc.(f)                              179,280          918,810
---------------------------------------------------------------

SHIPPING-0.03%

Pegasus Shipping Hellas Co.
  (Bermuda)                             15,000          825,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-3.55%

AirGate PCS, Inc.(f)                    61,003        3,065,401
---------------------------------------------------------------
Celcaribe S.A., Ordinary Trust
  Ctfs. (Acquired
  05/17/94-01/23/97; Cost
  $0)(c)(f)                          2,276,400        3,414,600
---------------------------------------------------------------
Clearnet Communications
  Inc.-Class A-ADR (Canada)(f)         100,716        2,832,637
---------------------------------------------------------------
Crown Castle International
  Corp.-$3.13 Conv. Pfd.(f)            248,000       13,407,500
---------------------------------------------------------------
Dobson Communications
  Corp.-$122.50 PIK Pfd.                22,781       21,471,313
---------------------------------------------------------------
Microcell Telecommunications
  Inc.-Class B-ADR (Canada)(f)         253,257        8,056,738
---------------------------------------------------------------
Nextel Communications, Inc.-Class
  A(f)                                 104,390        5,839,316
---------------------------------------------------------------
Powertel, Inc.(f)                       45,663        4,103,962
---------------------------------------------------------------
WebLink Wireless, Inc.(f)            1,260,940       12,688,209
---------------------------------------------------------------
World Access, Inc.-Series D,
  Conv. Pfd. (Acquired 03/03/00;
  Cost $16,365,448)(c)(f)               15,511        9,500,488
---------------------------------------------------------------
                                                     84,380,164
---------------------------------------------------------------
                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (LONG
  DISTANCE)-1.22%

FirstCom Corp.(f)                      804,650   $   11,164,519
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc.(f)                               34,902          569,339
---------------------------------------------------------------
RSL Communications, Ltd.-Class A
  (United Kingdom)(f)                  179,444          964,512
---------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(f)            452,021       14,464,672
---------------------------------------------------------------
Viatel, Inc.(f)                        121,387        1,691,831
---------------------------------------------------------------
                                                     28,854,873
---------------------------------------------------------------

TELEPHONE-0.03%

ICG Communications, Inc.(f)             39,600          603,900
---------------------------------------------------------------
    Total Stocks & Other Equity
      Interests
    (Cost $85,723,866)                              123,976,646
---------------------------------------------------------------

WARRANTS & OTHER INTERESTS-0.58%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.01%

Knology Inc., expiring 10/22/07
  (Acquired 03/12/98-02/01/00;
  Cost $270)(c)                         47,295          118,238
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.00%

Sterling Chemicals Holdings,
  expiring 08/15/08                      7,500           69,375
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.05%

Equinix Inc., expiring 12/01/07
  (Acquired 05/30/00; Cost
  $0)(c)(g)                             15,110        1,057,972
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.01%

Cybernet Internet Services
  International, Inc., expiring
  07/01/09 (Acquired 10/18/99;
  Cost $0)(c)(g)                        23,000          235,750
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, Inc., expiring
  02/01/04                              18,802           18,802
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.00%

Resort At Summerlin LP, expiring
  12/15/07                              21,197                0
---------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-0.03%

O'Sullivan Industries, Inc.,
  expiring 11/05/09(g)                  42,000          630,000
---------------------------------------------------------------
Winsloew Furniture, Inc.,
  expiring 08/15/07 (Acquired
  12/06/99; Cost $0)(c)(g)              17,870          178,700
---------------------------------------------------------------
                                                        808,700
---------------------------------------------------------------

IRON & STEEL-0.00%

Bar Technologies, Inc., expiring
  04/01/01(g)                            6,000                0
---------------------------------------------------------------

METAL FABRICATORS-0.00%

Gulf States Steel, Inc., expiring
  04/15/03(h)                           15,990                0
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.00%

Abraxas Petroleum Corp.-Rts.(i)        736,228                0
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.05%

Cellnet Data System, expiring
  10/01/07 (Acquired
  09/24/97-10/15/97; Cost
  $0)(c)(g)                             10,000   $        2,600
---------------------------------------------------------------
Globalstar Telecom, expiring
  02/15/04 (Acquired 01/05/00;
  Cost $11,790)(c)                          45               56
---------------------------------------------------------------
KMC Telecom Holdings, Inc.,
  expiring 04/15/08                         35              107
---------------------------------------------------------------
Nextel International, Inc.,
  expiring 04/15/07(g)                  39,500        1,195,298
---------------------------------------------------------------
                                                      1,198,061
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.00%

Long Distance International,
  Inc., expiring 04/13/08(g)            25,620                0
---------------------------------------------------------------

TELEPHONE-0.43%

Esat Telecom Group PLC (Ireland),
  expiring 02/01/07 (Acquired
  06/16/97-01/05/00; Cost
  $7,245)(c)                            25,565        5,943,863
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELEPHONE-(CONTINUED)

PF.Net Communications Inc.,
  expiring 05/15/10 (Acquired
  07/19/00; Cost $0)(c)(g)              18,200   $    4,277,000
---------------------------------------------------------------
                                                     10,220,863
---------------------------------------------------------------
    Total Warrants & Other
    Interests (Cost $414,302)                        13,727,761
---------------------------------------------------------------

MONEY MARKET FUNDS-1.32%

STIC Liquid Assets Portfolio(j)     15,696,885       15,696,885
---------------------------------------------------------------
STIC Prime Portfolio(j)             15,696,885       15,696,885
---------------------------------------------------------------
    Total Money Market Funds
    (Cost $31,393,770)                               31,393,770
---------------------------------------------------------------

TOTAL INVESTMENTS-99.28% (Cost

  $2,686,949,204)                                 2,356,457,846
---------------------------------------------------------------

OTHER ASSETS LESS
  LIABILITIES-0.72%                                  17,028,761
---------------------------------------------------------------

NET ASSETS-100.00%                               $2,373,486,607
===============================================================


Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Ctfs. - Certificates
Deb.  - Debentures
Disc. - Discounted
Gtd.  - Guaranteed
Pfd.  - Preferred
PIK   - Payment In Kind
Rts.  - Rights
Sec.  - Secured
Sr.   - Senior
Sub.  - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 07/31/00 was $205,833,581 which represented 8.67% of the Fund's net assets.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(f) Non-income producing security.
(g) Acquired as part of a unit with or in exchange for other securities.
(h) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 07/31/00 represented 0.00% of the Fund's net assets.
(i) Security fair valued in accordance with the procedures established by the Board of Trustees.
(j) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.
                                      FS-7

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-88.24%

AEROSPACE/DEFENSE-0.46%

Precision Partners, Inc., Sr.
  Unsec. Sub. Notes, 12.00%,
  03/15/09                         $19,225,000   $   11,246,625
---------------------------------------------------------------

AIR FREIGHT-0.63%

Atlas Air, Inc., Sr. Unsec.
  Notes, 10.75%, 08/01/05           15,147,000       15,601,410
---------------------------------------------------------------

AIRLINES-3.30%

Airplanes Pass Through
  Trust-Series D, Gtd. Sub.
  Bonds, 10.88%, 03/15/19           62,086,822       50,477,518
---------------------------------------------------------------
Amtran, Inc., Sr. Unsec. Gtd.
  Notes, 10.50%, 08/01/04           14,045,000       12,956,512
---------------------------------------------------------------
Dunlop Standard Aerospace
  Holdings PLC (United Kingdom),
  Sr. Unsec. Yankee Sub. Notes,
  11.88%, 05/15/09                  17,960,000       17,690,600
---------------------------------------------------------------
                                                     81,124,630
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-2.23%

Advance Stores Co., Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                  24,825,000       20,232,375
---------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                          22,550,000       20,295,000
---------------------------------------------------------------
Venture Holdings Trust, Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  06/01/07                          20,250,000       14,276,250
---------------------------------------------------------------
                                                     54,803,625
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-4.24%

Charter Communications Holdings,
  LLC/ Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(a)                       33,920,000       19,419,200
---------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(a)                       28,000,000       17,500,000
---------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(a)        44,305,000       24,035,462
---------------------------------------------------------------
Pegasus Communications
  Corp.-Series B, Sr. Unsec.
  Notes, 12.50%, 08/01/07           17,500,000       18,725,000
---------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B,
  Sr. Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(a)               50,000,000       24,500,000
---------------------------------------------------------------
                                                    104,179,662
---------------------------------------------------------------

BUILDING MATERIALS-1.47%

Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09           22,750,000       23,318,750
---------------------------------------------------------------
Dayton Superior Corp., Sr. Sub.
  Notes, 13.00%, 06/15/09
  (Acquired 06/09/00; Cost
  $12,179,750)(b)(c)                12,500,000       12,406,250
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
BUILDING MATERIALS-(CONTINUED)

Imperial Home Decor Group-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 03/15/08(d)              $19,100,000   $      286,500
---------------------------------------------------------------
                                                     36,011,500
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.27%

Avecia Group PLC (United
  Kingdom), Sr. Unsec. Gtd.
  Yankee Notes, 11.00%, 07/01/09    14,300,000       14,085,500
---------------------------------------------------------------
Sterling Chemicals, Inc.-Series
  B, Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                  16,500,000       17,077,500
---------------------------------------------------------------
                                                     31,163,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.31%

Key Plastics Holdings,
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.25%, 03/15/07(d)   23,770,000        2,495,850
---------------------------------------------------------------
Trans-Resources, Inc.-Series B,
  Sr. Unsec. Disc. Notes, 12.00%,
    03/15/08(a)                     11,750,000        1,233,750
---------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%,
    03/15/08                        19,000,000        3,895,000
---------------------------------------------------------------
                                                      7,624,600
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.42%

Convergent Communications-Series
  B, Sr. Unsec. Notes, 13.00%,
  04/01/08                          23,540,000       16,536,850
---------------------------------------------------------------
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08    18,425,000       18,332,875
---------------------------------------------------------------
                                                     34,869,725
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.63%

Equinix Inc., Sr. Notes, 13.00%,
  12/01/07(b)(e)                    15,110,000       15,601,075
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-3.05%

Cybernet Internet Services
  International, Inc.,
  Conv. Unsec. Sub. Notes,
    13.00%, 08/15/09(a)(e)          11,250,000        5,203,125
---------------------------------------------------------------
  Sr. Notes, 14.00%, 07/01/09       24,000,000       10,620,000
---------------------------------------------------------------
Earthwatch Inc.,
  Sr. Disc. Notes, 13.00%,
    07/15/07 (Acquired 07/07/99;
    Cost $23,276,740)(a)(b)(c)      34,000,000       23,715,000
---------------------------------------------------------------
  Sr. Notes, 12.50%, 03/01/05
    (Acquired 03/14/97-09/01/99;
    Cost $15,500,000)(c)            22,320,000       15,679,800
---------------------------------------------------------------
Globix Corp., Sr. Unsec. Notes,
  12.50%, 02/01/10                  24,000,000       19,860,000
---------------------------------------------------------------
                                                     75,077,925
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
CONSTRUCTION (CEMENT & AGGREGATES)-0.40%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08     $14,000,000   $    9,870,000
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.95%

Fleming Companies, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.63%, 07/31/07                  27,700,000       23,406,500
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.73%

Cherokee International LCC-Series
  B, Sr. Unsec. Sub. Notes,
  10.50%, 05/01/09                  20,600,000       17,819,000
---------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.67%

Morrison Knudsen Corp., Sr.
  Notes, 11.00%, 07/01/10
  (Acquired 06/28/00; Cost
  $16,467,566)(c)                   16,590,000       16,548,525
---------------------------------------------------------------

ENTERTAINMENT-0.51%

Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $12,500,000)(c)    12,500,000       12,515,625
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.04%

Madison River Capital, Sr. Notes,
  13.25%, 03/01/10(e)               17,700,000       16,195,500
---------------------------------------------------------------
ONO Finance PLC (United Kingdom),
  Sr. Gtd. Sub. Euro Notes,
  13.00%, 05/01/09                   9,500,000        9,357,500
---------------------------------------------------------------
                                                     25,553,000
---------------------------------------------------------------

FOODS-0.45%

Volume Services America Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  03/01/09                          12,000,000       11,040,000
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES-2.94%

MGM Grand, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 9.75%, 06/01/07       12,240,000       12,484,800
---------------------------------------------------------------
Resort at Summerlin LP-Series B,
  Sr. Unsec. Sub. Notes, 13.00%,
  12/15/07                          25,769,000       16,878,695
---------------------------------------------------------------
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                          42,200,000       42,833,000
---------------------------------------------------------------
                                                     72,196,495
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.68%

King Pharmaceuticals, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/09                          19,300,000       20,072,000
---------------------------------------------------------------
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(e)   20,650,000       21,166,250
---------------------------------------------------------------
                                                     41,238,250
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.37%

Triad Hospitals, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 05/15/09                   8,915,000        9,182,450
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.48%

DJ Orthopedics, LLC, Sr. Unsec.
  Gtd. Sub. Notes, 12.63%,
  06/15/09                          12,400,000       11,873,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
HEALTH CARE (SPECIALIZED SERVICES)-0.15%

Team Health Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  03/15/09                         $ 4,335,000   $    3,728,100
---------------------------------------------------------------

HOMEBUILDING-0.27%

Lennar Corp., Sr. Notes, 9.95%,
  05/01/10(e)                        6,775,000        6,673,375
---------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES-1.97%

Falcon Products, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  11.38%, 06/15/09                  12,065,000       11,642,725
---------------------------------------------------------------
O'Sullivan Industries, Inc., Sr.
  Sub. Notes, 13.38%,
  10/15/09(b)(e)                    21,000,000       20,317,500
---------------------------------------------------------------
Winsloew Furniture, Inc.-Series
  B, Sr. Gtd. Sub. Notes, 12.75%,
  08/15/07                          17,870,000       16,529,750
---------------------------------------------------------------
                                                     48,489,975
---------------------------------------------------------------

IRON & STEEL-0.71%

Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(d)        28,939,000        4,485,545
---------------------------------------------------------------
GS Technologies Operating Co.,
  Inc., Sr. Gtd. Notes, 12.00%,
  09/01/04                          13,285,000        3,387,675
---------------------------------------------------------------
Sheffield Steel Corp.-Series B,
  First Mortgage Notes, 11.50%,
  12/01/05                          13,500,000        9,517,500
---------------------------------------------------------------
                                                     17,390,720
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.92%

Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                          29,375,000       22,692,188
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.54%

National Equipment
  Services-Series B, Sr. Unsec.
  Sub. Notes, 10.00%, 11/30/04      16,000,000       13,360,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.09%

Anthony Crane Rentals LP-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                  21,085,000       13,810,675
---------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07(d)   24,915,000        3,612,675
---------------------------------------------------------------
Jordan Industries, Inc.-Series D,
  Sr. Unsec. Notes, 10.38%,
  08/01/07                          10,000,000        9,350,000
---------------------------------------------------------------
                                                     26,773,350
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-5.10%

Berry Plastics Corp.,
  Sr. Gtd. Sub. Notes, 12.25%,
    04/15/04                        13,000,000       12,285,000
---------------------------------------------------------------
  Series C, Sr. Gtd. Sub. Notes,
    12.25%, 04/15/04                 4,750,000        4,530,313
---------------------------------------------------------------
Brand Scaffold Services, Inc.,
  Sr. Unsec. Notes, 10.25%,
  02/15/08                          20,800,000       18,408,000
---------------------------------------------------------------
First Wave Marine, Inc., Sr.
  Unsec. Notes, 11.00%, 02/01/08    22,835,000       13,130,125
---------------------------------------------------------------
Flextronics International Ltd.
  (Singapore), Sr. Sub Yankee
  Notes, 9.88%, 07/01/10
  (Acquired 06/26/00; Cost
  $6,151,640)(c)                     6,200,000        6,308,500
---------------------------------------------------------------
Knowles Electronics, Inc., Sr.
  Sub. Notes, 13.13%, 10/15/09(e)   17,000,000       14,705,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
MANUFACTURING (SPECIALIZED)-(CONTINUED)

MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                         $17,640,000   $   17,375,400
---------------------------------------------------------------
Neenah Corp.,
  Series B, Sr. Sub. Notes,
    11.13%, 05/01/07                 4,000,000        3,080,000
---------------------------------------------------------------
  Series D, Sr. Sub. Notes,
    11.13%, 05/01/07                15,000,000       11,550,000
---------------------------------------------------------------
Omega Cabinets, Sr. Sub. Notes,
  10.50%, 06/15/07                  16,740,000       15,149,700
---------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/10; Cost $8,580,810)(c)      8,700,000        8,721,750
---------------------------------------------------------------
                                                    125,243,788
---------------------------------------------------------------

METALS MINING-1.71%

Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07    28,800,000       23,184,000
---------------------------------------------------------------
Doe Run Resources Corp.
  (The)-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 11.25%, 03/15/05      21,000,000        8,505,000
---------------------------------------------------------------
Metal Management, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.00%,
  05/15/08                          20,500,000       10,352,500
---------------------------------------------------------------
                                                     42,041,500
---------------------------------------------------------------

NATURAL GAS-0.50%

Western Gas Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.00%,
  06/15/09                          12,000,000       12,240,000
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.36%

Global Imaging Systems, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/07                          10,300,000        8,909,500
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.53%

Pride International, Inc., Sr.
  Unsec. Notes, 10.00%, 06/01/09    12,735,000       13,053,375
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-4.09%

Abraxas Petroleum Corp.,
  Series A, Sr. Gtd. Sub. Notes,
  11.50%, 11/01/04                   8,644,000        6,958,420
---------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Notes,
  12.88%, 03/15/03                  13,000,000       13,422,500
---------------------------------------------------------------
Comstock Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  05/01/07                          17,275,000       17,620,500
---------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec.
  Notes, 11.75%, 11/15/09           23,750,000       23,868,750
---------------------------------------------------------------
Pioneer Natural Resources Co.,
  Sr. Unsec. Gtd. Notes, 9.63%,
  04/01/10                          13,000,000       13,520,000
---------------------------------------------------------------
Pogo Producing Co.-Series B, Sr.
  Unsec. Sub. Notes, 10.38%,
  02/15/09                          18,335,000       18,793,375
---------------------------------------------------------------
Queen Sand Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.50%,
  07/01/08                          13,145,000        6,441,050
---------------------------------------------------------------
                                                    100,624,595
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
OIL & GAS (REFINING & MARKETING)-0.63%

Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                         $17,980,000   $   15,372,900
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.78%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                  18,370,000       19,265,538
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.82%

Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                          20,439,125       20,132,538
---------------------------------------------------------------

RAILROADS-1.58%

RailWorks Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.50%, 04/15/09      16,400,000       15,826,000
---------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr.
  Yankee Gtd. Disc. Notes,
  11.75%, 06/15/09(a)               33,150,000       22,956,375
---------------------------------------------------------------
                                                     38,782,375
---------------------------------------------------------------

RESTAURANTS-0.14%

AFC Enterprises, Sr. Unsec. Sub.
  Notes, 10.25%, 05/15/07            3,625,000        3,480,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.54%

CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06        14,245,000       13,176,625
---------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08           27,650,000       17,281,250
---------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                           7,520,000        7,332,000
---------------------------------------------------------------
                                                     37,789,875
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.89%

Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07           17,315,000       16,102,950
---------------------------------------------------------------
J. Crew Operating Corp., Sr. Sub.
  Notes, 10.38%, 10/15/07            7,000,000        5,722,500
---------------------------------------------------------------
                                                     21,825,450
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.68%

MDC Corp. Inc. (Canada), Sr.
  Unsec. Sub. Yankee Notes,
  10.50%, 12/01/06                  17,420,000       16,810,300
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.78%

Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                          18,400,000       19,274,000
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.58%

MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                          14,930,000       14,183,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-9.75%

AirGate PCS, Inc., Sr. Disc. Sub.
  Notes, 13.50%, 10/01/09(a)(b)     28,400,000       16,898,000
---------------------------------------------------------------
Alamosa PCS Holdings, Inc., Sr.
  Unsec. Gtd. Disc. Notes,
  12.88%, 02/15/10(a)               25,300,000       13,282,500
---------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11       10,000,000       10,200,000
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS)-(CONTINUED)

  Sr. Unsec. Disc. Notes, 10.63%,
    11/15/07(a)                    $18,144,000   $   13,562,640
---------------------------------------------------------------
IPCS, Inc., Sr. Disc. Notes,
  14.00%, 07/15/10 (Acquired
  06/30/00; Cost
  $2,998,839)(a)(b)(c)               5,900,000        3,068,000
---------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr.
  Unsec. Notes, 13.50%, 05/15/09    18,000,000       15,930,000
---------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                  19,650,000       14,049,750
---------------------------------------------------------------
Nextel Communications, Inc., Sr.
  Notes, 12.00%, 11/01/08           29,040,000       31,363,200
---------------------------------------------------------------
Nextel International, Inc., Sr.
  Unsec. Disc. Notes, 12.13%,
  04/15/08(a)                       37,500,000       24,627,375
---------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%,
  01/15/07                          20,300,000       11,875,500
---------------------------------------------------------------
Powertel, Inc., Sr. Unsec. Disc.
  Notes, 12.00%, 05/01/06(a)        38,000,000       35,429,680
---------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Sr. Disc. Notes, 12.00%,
    07/15/08(a)                     30,300,000       20,149,500
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%,
    04/15/09(a)                     21,230,000       12,419,550
---------------------------------------------------------------
UbiquiTel Operating Co., Sr. Gtd.
  Disc. Notes, 14.00%,
  04/15/10(a)(b)(e)                 28,700,000       16,753,625
---------------------------------------------------------------
                                                    239,609,320
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-8.43%

360 networks Inc. (Canada),
  Sr. Unsec. Yankee Notes,
    12.00%, 08/01/09                17,210,000       16,435,550
---------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                         9,065,000        9,336,950
---------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07    20,200,000       18,079,000
---------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07           19,500,000       15,307,500
---------------------------------------------------------------
FirstCom Corp., Sr. Notes,
  14.00%, 10/27/07                  30,990,000       33,856,575
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Sec. Notes, 11.75%,
  08/01/04                          20,000,000       16,100,000
---------------------------------------------------------------
RSL Communications PLC (United
  Kingdom),
  Sr. Unsec. Gtd. Yankee Notes,
    12.88%, 03/01/10 (Acquired
    02/14/00-03/23/00; Cost
    $15,451,800)(c)                 15,740,000       11,726,300
---------------------------------------------------------------
    12.00%, 11/01/08                14,500,000       10,657,500
---------------------------------------------------------------
Versatel Telecom International
  N.V. (Netherlands),
  Sr. Unsec. Yankee Notes,
    13.25%, 05/15/08                12,810,000       13,130,250
---------------------------------------------------------------
  Sr. Yankee Notes, 13.25%,
    05/15/08                        19,100,000       19,577,500
---------------------------------------------------------------
Viatel, Inc.,
  Sr. Sec. Notes, 11.25%,
    04/15/08                        28,250,000       21,328,750
---------------------------------------------------------------
  Sr. Unsec. Notes, 11.50%,
    03/15/09(e)                     28,417,000       21,739,005
---------------------------------------------------------------
                                                    207,274,880
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
TELEPHONE-10.03%

Alestra S.A. (Mexico),
  Sr. Unsec. Yankee Notes,
    12.13%, 05/15/06(e)            $12,000,000   $   11,160,000
---------------------------------------------------------------
  Sr. Yankee Notes, 12.63%,
    05/15/09(e)                      7,535,000        6,781,500
---------------------------------------------------------------
GT Group Telecom Inc. (Canada),
  Sr. Disc. Yankee Notes, 13.25%,
  02/01/10(a)(b)(e)                 28,900,000       16,039,500
---------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%,
  02/15/08(a)                       79,650,000       44,288,586
---------------------------------------------------------------
IMPSAT Fiber Networks, Inc., Sr.
  Yankee Notes, 13.75%, 02/15/05
  (Acquired 02/11/00; Cost
  $12,000,000)(c)                   12,000,000       10,860,000
---------------------------------------------------------------
Intermedia Communications,
  Inc.-Series B, Sr. Disc. Notes,
  11.25%, 07/15/07(a)               24,720,000       19,652,400
---------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                          53,750,000       18,946,875
---------------------------------------------------------------
NEXTLINK Communications, Inc.,
  Sr. Disc. Notes, 12.13%,
    12/01/09(a)(e)                  23,500,000       13,747,500
---------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.25%,
    06/01/09(a)                     25,855,000       16,159,375
---------------------------------------------------------------
NTL Communications Corp.-Series
  B, Sr. Unsec. Notes, 11.50%,
  10/01/08                          12,320,000       12,381,600
---------------------------------------------------------------
PF.Net Communications Inc., Sr.
  Notes, 13.75%, 05/15/10
  (Acquired 05/05/00; Cost
  $18,200,000)(b)(c)                18,200,000       18,427,500
---------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd.
  Yankee Sub. Notes, 11.25%,
  12/01/09                          11,400,000       11,628,000
---------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08           42,500,000       46,431,250
---------------------------------------------------------------
                                                    246,504,086
---------------------------------------------------------------

TEXTILES (APPAREL)-0.49%

Cabot Safety Corp., Sr. Sub.
  Notes, 12.50%, 07/15/05           11,975,000       12,034,875
---------------------------------------------------------------

TRUCKERS-0.56%

Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                  13,530,000       13,699,125
---------------------------------------------------------------

TRUCKS & PARTS-1.27%

FleetPride Inc., Sr. Unsec. Gtd.
  Sub. Notes, 12.00%, 08/01/05      10,665,000        7,732,125
---------------------------------------------------------------
North American Van Lines Inc.,
  Sr. Sub. Notes, 13.38%,
  12/01/09(e)                       24,750,000       23,388,750
---------------------------------------------------------------
                                                     31,120,875
---------------------------------------------------------------

WASTE MANAGEMENT-2.12%

Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09(e)   61,990,000       52,071,600
---------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $2,562,241,584)                             2,168,998,325
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
STOCKS & OTHER EQUITY INTERESTS-5.09%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.16%

UnitedGlobalCom Inc.-Class A(f)         83,896   $    3,922,138
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.08%

Earthwatch Inc.-Series C, $1.20,
  Conv. Pfd. (Acquired 03/14/97;
  Cost $4,824)(c)                      103,236        1,884,057
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.03%

Tenet Healthcare Corp.(f)               26,460          714,420
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.04%

Abraxas Petroleum Corp.(f)             736,227        1,104,340
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.06%

Convergent Communications,
  Inc.(f)                              179,280        1,434,240
---------------------------------------------------------------

SHIPPING-0.03%

Pegasus Shipping Hellas Co.
  (Bermuda)                             15,000          825,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-3.11%

AirGate PCS, Inc.(f)                    61,003        3,206,470
---------------------------------------------------------------
Celcaribe S.A., Ordinary Trust
  Ctfs. (Acquired
  05/17/94-01/23/97; Cost
  $0)(c)(f)                          2,276,400        2,845,500
---------------------------------------------------------------
Clearnet Communications
  Inc.-Class A-ADR (Canada)(f)         100,716        2,796,443
---------------------------------------------------------------
Dobson Communications
  Corp.-$122.50 PIK Pfd                 22,097       22,041,757
---------------------------------------------------------------
Microcell Telecommunications
  Inc.-Class B-ADR (Canada)(f)         253,257        9,148,909
---------------------------------------------------------------
Nextel Communications, Inc.-Class
  A(f)                                 104,390        6,387,363
---------------------------------------------------------------
Powertel, Inc.(f)                       45,663        3,239,219
---------------------------------------------------------------
WebLink Wireless, Inc.(f)            1,260,940       16,707,455
---------------------------------------------------------------
World Access, Inc.-Series D,
  Conv. Pfd. (Acquired 03/03/00;
  Cost $16,365,448)(c)(f)               15,511        9,965,818
---------------------------------------------------------------
                                                     76,338,934
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.55%

FirstCom Corp.(f)                      804,650       12,120,041
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc.(f)                               34,902          868,187
---------------------------------------------------------------
RSL Communications, Ltd.-Class A
  (United Kingdom)(f)                  179,444        2,052,391
---------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(f)            452,021       19,493,406
---------------------------------------------------------------
Viatel, Inc.(f)                        121,387        3,467,116
---------------------------------------------------------------
                                                     38,001,141
---------------------------------------------------------------

TELEPHONE-0.03%

ICG Communications, Inc.(f)             39,600          873,675
---------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost
      $73,323,866)                                  125,097,945
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
WARRANTS & OTHER INTERESTS-0.35%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.00%

Knology Inc., expiring 10/22/07
  (Acquired 03/12/98-02/01/00;
  Cost $270)(c)                         47,295   $      118,238
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.00%

Sterling Chemicals Holdings,
  expiring 08/15/08                      7,500           65,625
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.00%

Equinix Inc., expiring 12/01/07
  (Acquired 05/30/00; Cost
  $0)(c)(g)                             15,110                0
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.02%

Cybernet Internet Services
  International, Inc., expiring
  07/01/09 (Acquired 10/18/99;
  Cost $0)(c)(g)                        23,000          465,901
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, Inc., expiring
  02/01/04                              18,802           19,014
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES-0.00%

Resort At Summerlin LP, expiring
  12/15/07                              21,197                0
---------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES-0.05%

O'Sullivan Industries, Inc.,
  expiring 11/05/09(g)                  42,000          945,067
---------------------------------------------------------------
Winsloew Furniture, Inc.,
  expiring 08/15/07 (Acquired
  12/06/99; Cost $0)(c)(g)              17,870          178,700
---------------------------------------------------------------
                                                      1,123,767
---------------------------------------------------------------

IRON & STEEL-0.00%

Bar Technologies, Inc., expiring
  04/01/01(g)                            6,000                0
---------------------------------------------------------------

METAL FABRICATORS-0.00%

Gulf States Steel, Inc., expiring
  04/15/03(h)                           15,990              160
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.00%

Abraxas Petroleum Corp.-Rts(i)         736,228                0
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.05%

Cellnet Data System, expiring
  10/01/07 (Acquired
  09/24/97-10/15/97; Cost
  $0)(c)(g)                             10,000            2,600
---------------------------------------------------------------
Globalstar Telecom, expiring
  02/15/04 (Acquired 01/05/00;
  Cost $11,790)(c)                          45                0
---------------------------------------------------------------
KMC Telecom Holdings, Inc.,
  expiring 04/15/08                         35              163
---------------------------------------------------------------
Nextel International, Inc.,
  expiring 04/15/07(g)                  39,500        1,194,875
---------------------------------------------------------------
                                                      1,197,638
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.00%

Long Distance International,
  Inc., expiring 04/13/08(g)            25,620                0
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELEPHONE-0.23%

Esat Telecom Group PLC (Ireland),
  expiring 02/01/07 (Acquired
  06/16/97-01/05/00; Cost
  $7,245)(c)                            25,565   $    5,560,644
---------------------------------------------------------------
    Total Warrants & Other
      Interests (Cost $414,303)                       8,550,987
---------------------------------------------------------------
                                    PRINCIPAL
                                     AMOUNT
U.S. TREASURY NOTES-3.94%

  6.63%, 05/31/02                  $34,000,000       34,150,620
---------------------------------------------------------------
  6.75%, 05/15/05                   38,000,000       38,908,580
---------------------------------------------------------------
  6.50%, 02/15/10                   23,000,000       23,790,740
---------------------------------------------------------------
                                                     96,849,940
---------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $96,364,844)                             96,849,940
---------------------------------------------------------------
                                                     MARKET
                                     SHARES          VALUE
MONEY MARKET FUNDS-1.72%

STIC Liquid Assets Portfolio(j)     21,067,923   $   21,067,923
---------------------------------------------------------------
STIC Prime Portfolio(j)             21,067,923       21,067,923
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $42,135,846)                             42,135,846
---------------------------------------------------------------

TOTAL INVESTMENTS-99.34% (Cost
  $2,774,480,443)                                 2,441,633,043
---------------------------------------------------------------

OTHER ASSETS LESS
  LIABILITIES-0.66%                                  16,324,930
---------------------------------------------------------------

NET ASSETS-100.00%                               $2,457,957,973
===============================================================

Investment Abbreviations:
ADR   - American Depositary Receipt     PIK    - Payment In Kind
Conv. - Convertible                     Rts.   - Rights
Ctfs. - Certificates                    Sec.   - Secured
Deb.  - Debentures                      Sr.    - Senior
Disc. - Discounted                      Sub.   - Subordinated
Gtd.  - Guaranteed                      Unsec. - Unsecured
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $160,998,508 which represented 6.55% of the Fund's net assets.
(d) Defaulted security. Currently, the issuer is in default with respect to a portion of interest payments.
(e) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(f) Non-income producing security.
(g) Acquired as a part of a unit with or in exchange for other securities.
(h) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 06/30/00 represented 0.00% of the Fund's net assets.
(i) Security fair valued in accordance with the procedures established by the Board of Trustees.
(j) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES


                                                                               JUNE 30, 2000
                                                              JULY 31, 2000     (UNAUDITED)
                                                              --------------   --------------
ASSETS:

Investments, at market value (cost
  $2,686,949,204 and $2,774,480,443,
  respectively)                                               $2,356,457,846   $2,441,633,043
---------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                19,441,006       14,666,345
---------------------------------------------------------------------------------------------
  Fund shares sold                                                 2,552,311        3,733,151
---------------------------------------------------------------------------------------------
  Dividends and interest                                          58,427,054       57,648,913
---------------------------------------------------------------------------------------------
Investment for deferred compensation plan                             87,353           84,858
---------------------------------------------------------------------------------------------
Other assets                                                         262,688           14,989
---------------------------------------------------------------------------------------------
    Total assets                                               2,437,228,258    2,517,781,299
---------------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                           38,204,370       34,693,114
---------------------------------------------------------------------------------------------
  Fund shares reacquired                                          11,575,972        9,384,520
---------------------------------------------------------------------------------------------
  Dividends                                                       10,792,466       11,874,999
---------------------------------------------------------------------------------------------
  Deferred compensation plan                                          87,353           84,858
---------------------------------------------------------------------------------------------
Accrued advisory fees                                                981,404          993,902
---------------------------------------------------------------------------------------------
Accrued administrative services fees                                  15,047           14,723
---------------------------------------------------------------------------------------------
Accrued distribution fees                                          1,517,739        2,408,880
---------------------------------------------------------------------------------------------
Accrued trustees' fees                                                   439            3,233
---------------------------------------------------------------------------------------------
Accrued transfer agent fees                                          344,285          328,861
---------------------------------------------------------------------------------------------
Accrued operating expenses                                           222,576           36,236
---------------------------------------------------------------------------------------------
    Total liabilities                                             63,741,651       59,823,326
---------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $2,373,486,607   $2,457,957,973
=============================================================================================

NET ASSETS:

Class A                                                       $1,056,453,189   $1,090,533,020
=============================================================================================
Class B                                                       $1,206,736,726   $1,252,962,645
=============================================================================================
Class C                                                       $  110,296,692   $  114,462,308
=============================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                          150,860,590      153,636,597
=============================================================================================
Class B                                                          172,126,117      176,303,478
=============================================================================================
Class C                                                           15,771,552       16,145,681
=============================================================================================
Class A:
  Net asset value and redemption price per share              $         7.00   $         7.10
---------------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value divided
    by 95.25%)                                                $         7.35   $         7.45
=============================================================================================
Class B:
  Net asset value and offering price per share                $         7.01   $         7.11
=============================================================================================
Class C:
  Net asset value and offering price per share                $         6.99   $         7.09
=============================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                                               SIX MONTHS
                                                              SEVEN MONTHS        ENDED
                                                                  ENDED       JUNE 30, 2000      YEAR ENDED
                                                              JULY 31, 2000    (UNAUDITED)    DECEMBER 31, 1999
                                                              -------------   -------------   -----------------
INVESTMENT INCOME:

Interest                                                      $ 180,465,440   $ 155,351,624     $ 375,366,595
---------------------------------------------------------------------------------------------------------------
Dividends                                                                --              --         1,457,300
---------------------------------------------------------------------------------------------------------------
Dividends -- affiliated issuers                                   2,209,329       2,051,763           936,102
---------------------------------------------------------------------------------------------------------------
    Total investment income                                     182,674,769     157,403,387       377,759,997
---------------------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     7,537,550       6,556,146        16,396,698
---------------------------------------------------------------------------------------------------------------
Administrative services fee                                         107,029          91,982           177,468
---------------------------------------------------------------------------------------------------------------
Custodian fees                                                       81,232          64,443           235,619
---------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                      1,735,976       1,506,774         3,885,854
---------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                      7,941,484       6,887,276        17,586,035
---------------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                        700,789         604,019         1,307,654
---------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class A                                    1,019,300         869,910         2,097,314
---------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class B                                    1,249,466       1,074,312         2,604,737
---------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class C                                      110,253          94,233           193,682
---------------------------------------------------------------------------------------------------------------
Trustees' fees                                                        7,321           6,275            27,921
---------------------------------------------------------------------------------------------------------------
Other                                                               550,567         447,527         1,290,693
---------------------------------------------------------------------------------------------------------------
    Total expenses                                               21,040,967      18,202,897        45,803,675
---------------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (45,044)        (37,293)         (175,176)
---------------------------------------------------------------------------------------------------------------
    Net expenses                                                 20,995,923      18,165,604        45,628,499
---------------------------------------------------------------------------------------------------------------
Net investment income                                           161,678,846     139,237,783       332,131,498
---------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

Net realized gain (loss) from investment securities            (248,282,272)   (212,556,807)     (269,838,431)
---------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (113,824,748)   (116,180,790)        1,279,047
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investment securities                       (362,107,020)   (328,737,597)     (268,559,384)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(200,428,174)  $(189,499,814)    $  63,572,114
===============================================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                               SEVEN MONTHS        ENDED             YEAR             YEAR
                                                                  ENDED           JUNE 30,          ENDED            ENDED
                                                                 JULY 31,           2000         DECEMBER 31,     DECEMBER 31,
                                                                   2000         (UNAUDITED)          1999             1998
                                                              --------------   --------------   --------------   --------------

OPERATIONS:

  Net investment income                                       $  161,678,846   $  139,237,783   $ 332,131,498    $  336,256,233
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (248,282,272)    (212,556,807)   (269,838,431)     (188,887,632)
-------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (113,824,748)    (116,180,790)      1,279,047      (359,473,146)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                               (200,428,174)    (189,499,814)     63,572,114      (212,104,545)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (77,895,270)     (67,278,486)   (159,655,684)     (170,021,135)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (81,662,712)     (70,584,600)   (165,609,472)     (158,792,161)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         (7,223,368)      (6,207,027)    (12,356,480)       (6,792,770)
-------------------------------------------------------------------------------------------------------------------------------
Return of capital distributions:
  Class A                                                         (2,891,943)              --      (2,837,931)               --
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (3,303,456)              --      (3,209,458)               --
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                           (292,296)              --        (239,296)               --
-------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                                 --       (3,427,039)       (520,904)               --
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                 --       (3,595,446)       (589,357)               --
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                 --         (316,174)        (43,823)               --
-------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (141,076,710)    (121,569,405)   (181,118,609)      142,435,247
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (163,296,867)    (133,739,372)   (116,020,002)      448,570,951
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         (2,482,351)         135,582      27,659,521       101,384,122
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       (680,553,147)    (596,081,781)   (550,969,381)      144,679,709
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          3,054,039,754    3,054,039,754   3,605,009,135     3,460,329,426
-------------------------------------------------------------------------------------------------------------------------------
  End of period                                               $2,373,486,607   $2,457,957,973   $3,054,039,754   $3,605,009,135
===============================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $3,422,514,855   $3,480,685,283   $3,735,858,478   $4,011,736,919
-------------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                             (3,613,421)     (12,271,700)       (100,711)        5,490,138
-------------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (714,923,469)    (677,608,210)   (465,051,403)     (194,272,265)
-------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (330,491,358)    (332,847,400)   (216,666,610)     (217,945,657)
-------------------------------------------------------------------------------------------------------------------------------
                                                              $2,373,486,607   $2,457,957,973   $3,054,039,754   $3,605,009,135
===============================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high-risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
     A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On July 31, 2000, undistributed net investment income was increased by $8,077,489, undistributed net realized gains decreased by $1,589,794 and paid-in capital was decreased by $6,487,695 a result of differing book/tax treatment of market discount and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.
 C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The

   Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $713,198,778 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.
F. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $107,029, $91,982 and $177,468, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $1,463,943, $1,272,274 and $2,941,102, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $1,735,976, $7,941,484 and $700,789, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $1,506,774, $6,887,276 and $604,019, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $3,885,854, $17,586,035 and $1,307,654, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $265,022, $234,338 and $800,330 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $136,582, $127,185 and $423,986, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $4,817, $3,776 and $9,734, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $18,336, $15,037 and $39,420, respectively, and reductions in custodian fees of $26,708, $22,256 and $135,756, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $45,044, $37,293 and $175,176 for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.
NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $586,121,511 and $829,386,205, respectively, and during the six months ended June 30, 2000 was $495,609,987 and $692,814,640, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                  JUNE 30,
                                  JULY 31,          2000
                                    2000         (UNAUDITED)
                                -------------   -------------
Aggregate unrealized
  appreciation of investment
  securities                    $ 109,030,572   $ 103,969,470
-------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                     (441,246,620)   (440,300,434)
-------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investment
  securities                    $(332,216,048)  $(336,330,964)
=============================================================
Cost of investments for tax purposes for the seven months
  ended July 31, 2000 and the six months ended June 30, 2000 are $2,688,673,894 and $2,777,964,007, respectively.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                             JUNE 30, 2000
                               JULY 31, 2000                  (UNAUDITED)                  DECEMBER 31, 1999
                        ---------------------------   ---------------------------   -------------------------------
                          SHARES         AMOUNT         SHARES         AMOUNT          SHARES           AMOUNT
                        -----------   -------------   -----------   -------------   -------------   ---------------
Sold:
  Class A                29,346,531   $ 221,060,411    27,824,466   $ 210,254,406      87,500,179   $   744,553,292
-------------------------------------------------------------------------------------------------------------------
  Class B                18,742,023     140,014,267    17,869,910     128,818,625      46,805,949       400,392,138
-------------------------------------------------------------------------------------------------------------------
  Class C                 6,229,247      47,023,748     5,725,634      42,218,363      10,550,688        89,612,238
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 6,800,148      50,644,208     5,938,164      44,606,398      12,419,332       104,772,227
-------------------------------------------------------------------------------------------------------------------
  Class B                 5,317,053      39,676,757     3,922,082      34,822,144      10,055,937        84,833,641
-------------------------------------------------------------------------------------------------------------------
  Class C                   623,821       4,641,763       366,455       4,059,693         975,391         8,192,752
-------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A               (54,468,978)   (412,781,329)  (49,308,922)   (376,430,209)   (121,294,314)   (1,030,444,128)
-------------------------------------------------------------------------------------------------------------------
  Class B               (45,276,418)   (342,987,891)  (38,831,973)   (297,380,141)    (71,318,813)     (601,245,781)
-------------------------------------------------------------------------------------------------------------------
  Class C                (7,191,956)    (54,147,862)   (6,056,848)    (46,142,474)     (8,365,761)      (70,145,469)
-------------------------------------------------------------------------------------------------------------------
                        (39,878,529)  $(306,855,928)  (32,551,032)  $(255,173,195)    (32,671,412)  $  (269,479,090)
===================================================================================================================


                              DECEMBER 31, 1998
                        ------------------------------
                           SHARES          AMOUNT
                        ------------   ---------------
Sold:
  Class A                113,312,954   $ 1,099,027,598
------------------------------------------------------
  Class B                 81,983,594       793,346,240
------------------------------------------------------
  Class C                 31,084,188       309,774,327
------------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 11,706,241       112,173,341
------------------------------------------------------
  Class B                  8,418,057        80,427,189
------------------------------------------------------
  Class C                    480,845         4,500,556
------------------------------------------------------
Reacquired:
  Class A               (110,296,515)   (1,068,765,692)
------------------------------------------------------
  Class B                (44,848,230)     (425,202,478)
------------------------------------------------------
  Class C                (21,196,339)     (212,890,761)
------------------------------------------------------
                          70,644,795   $   692,390,320
======================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                             ----------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                SEVEN MONTHS           ENDED                           YEAR ENDED DECEMBER 31,
                                   ENDED           JUNE 30, 2000     ------------------------------------------------------------
                               JULY 31, 2000        (UNAUDITED)         1999         1998         1997         1996        1995
                             ------------------   ----------------   ----------   ----------   ----------   ----------   --------
Net asset value, beginning
  of period                      $     8.07          $     8.07      $     8.77   $    10.16   $     9.88   $     9.43   $   8.93
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Income from investment
  operations:
  Net investment income                0.47                0.40            0.85         0.92         0.90         0.92       0.93
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                       (1.03)              (0.93)          (0.66)       (1.40)        0.28         0.46       0.52
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
    Total from investment
      operations                      (0.56)              (0.53)           0.19        (0.48)        1.18         1.38       1.45
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Less distributions:
  Dividends from net
    investment income                 (0.49)              (0.44)          (0.87)       (0.91)       (0.90)       (0.93)     (0.95)
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
  Return of capital                   (0.02)                 --           (0.02)          --           --           --         --
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
    Total distributions               (0.51)              (0.44)          (0.89)       (0.91)       (0.90)       (0.93)     (0.95)
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Net asset value, end of
  period                         $     7.00          $     7.10      $     8.07   $     8.77   $    10.16   $     9.88   $   9.43
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Total return(a)                       (7.12)%             (6.56)%          2.21%       (5.10)%      12.52%       15.44%     16.86%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $1,056,453          $1,090,533      $1,364,502   $1,670,863   $1,786,352   $1,272,974   $886,106
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratio of expenses to
  average net assets                   0.93%(b)            0.93%(b)        0.92%        0.85%        0.90%        0.97%      0.96%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratio of net investment
  income to average net
  assets                              10.79%(b)           10.72%(b)       10.06%        9.45%        9.08%        9.67%      9.95%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Portfolio turnover rate                  23%                 19%             79%          76%          80%          77%        61%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $1,193,177,640 and $1,212,042,030 for July 31, 2000 and June 30, 2000, respectively.

                                                                           CLASS B
                             ----------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                             SEVEN MONTHS ENDED       JUNE 30,                         YEAR ENDED DECEMBER 31,
                                  JULY 31,              2000         ------------------------------------------------------------
                                    2000            (UNAUDITED)         1999         1998         1997         1996        1995
                             ------------------   ----------------   ----------   ----------   ----------   ----------   --------
Net asset value, beginning
  of period                      $     8.07          $     8.07      $     8.76   $    10.16   $     9.88   $     9.42   $   8.92
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Income from investment
  operations:
  Net investment income                0.44                0.38            0.79         0.84         0.83         0.85       0.85
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                       (1.03)              (0.93)          (0.66)       (1.40)        0.28         0.47       0.52
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
    Total from investment
      operations                      (0.59)              (0.55)           0.13        (0.56)        1.11         1.32       1.37
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Less distributions:
  Dividends from net
    investment income                 (0.45)              (0.41)          (0.80)       (0.84)       (0.83)       (0.86)     (0.87)
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
  Return of capital                   (0.02)                 --           (0.02)          --           --           --         --
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
    Total distributions               (0.47)              (0.41)          (0.82)       (0.84)       (0.83)       (0.86)     (0.87)
---------------------------      ----------          ----------      ----------   ----------   ----------   ----------   --------
Net asset value, end of
  period                         $     7.01          $     7.11      $     8.07   $     8.76   $    10.16   $     9.88   $   9.42
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Total return(a)                       (7.49)%             (6.99)%          1.46%       (5.90)%      11.71%       14.68%     15.91%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $1,206,737          $1,252,963      $1,559,864   $1,820,899   $1,647,801   $1,068,060   $557,926
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratio of expenses to
  average net assets                   1.69%(b)            1.69%(b)        1.68%        1.61%        1.65%        1.68%      1.73%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Ratio of net investment
  income to average net
  assets                              10.03%(b)            9.96%(b)        9.30%        8.69%        8.33%        8.95%      9.18%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========
Portfolio turnover rate                  23%                 19%             79%          76%          80%          77%        61%
===========================      ==========          ==========      ==========   ==========   ==========   ==========   ========

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $1,364,593,065 and $1,385,023,658 for July 31, 2000 and June 30, 2000, respectively.

                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                       SIX MONTHS ENDED         YEAR ENDED          (DATE SALES
                                                 SEVEN MONTHS ENDED        JUNE 30,            DECEMBER 31,          COMMENCED)
                                                      JULY 31,               2000          --------------------          TO
                                                        2000             (UNAUDITED)         1999      1998(a)          1997
                                                 ------------------    ----------------    --------    --------    --------------
Net asset value, beginning of period                  $   8.05             $   8.05        $   8.74    $  10.14       $ 10.04
-----------------------------------------------       --------             --------        --------    --------       -------
Income from investment operations:
  Net investment income                                   0.44                 0.38            0.78        0.82          0.35
-----------------------------------------------       --------             --------        --------    --------       -------
  Net gains (losses) on securities (both
    realized and unrealized)                             (1.03)               (0.93)          (0.65)      (1.38)         0.10
-----------------------------------------------       --------             --------        --------    --------       -------
    Total from investment operations                     (0.59)               (0.55)           0.13       (0.56)         0.45
-----------------------------------------------       --------             --------        --------    --------       -------
Less distributions:
  Dividends from net investment income                   (0.45)               (0.41)          (0.80)      (0.84)        (0.35)
-----------------------------------------------       --------             --------        --------    --------       -------
  Return of capital                                      (0.02)                  --           (0.02)         --            --
-----------------------------------------------       --------             --------        --------    --------       -------
    Total distributions                                  (0.47)               (0.41)          (0.82)      (0.84)        (0.35)
-----------------------------------------------       --------             --------        --------    --------       -------
Net asset value, end of period                        $   6.99             $   7.09        $   8.05    $   8.74       $ 10.14
===============================================       ========             ========        ========    ========       =======
Total return(b)                                          (7.51)%              (7.01)%          1.46%      (5.92)%        4.49%
===============================================       ========             ========        ========    ========       =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $110,297             $114,462        $129,675    $113,246       $26,177
===============================================       ========             ========        ========    ========       =======
Ratio of expenses to average net assets                   1.69%(c)             1.69%(c)        1.68%       1.61%         1.68%(d)
===============================================       ========             ========        ========    ========       =======
Ratio of net investment income to average net
  assets                                                 10.03%(c)             9.96%(c)        9.30%       8.69%         8.30%(d)
===============================================       ========             ========        ========    ========       =======
Portfolio turnover rate                                     23%                  19%             79%         76%           80%
===============================================       ========             ========        ========    ========       =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $120,417,254 and $121,467,555 for July 31, 2000 and June 30, 2000, respectively.
(d) Annualized.

                  INDEPENDENT AUDITORS' REPORT

                  The Board of Trustees and Shareholders of
                  AIM Investment Securities Funds:

                  We have audited the accompanying statement of assets and liabilities of the AIM High Yield Fund II (a series of AIM Investment Securities Funds) including the schedule of investments, as of July 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the year then ended and for the period September 30, 1998 (date operations commenced) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
                    In our opinion, the financial statements and financial
                  highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund II as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period September 30, 1998 (date operations commenced) through July 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

                  /S/  KPMG LLP

                  September 1, 2000
                  Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-87.50%

AIR FREIGHT-0.73%

Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                   $  980,000   $  1,009,400
--------------------------------------------------------------

AIRLINES-1.87%

Airplanes Pass Through Trust-Series
  D, Gtd. Sub. Bonds, 10.88%,
  03/15/19                            1,975,400      1,587,540
--------------------------------------------------------------
Dunlop Standard Aerospace Holdings
  PLC (United Kingdom), Sr. Unsec.
  Yankee Sub. Notes, 11.88%,
  05/15/09                            1,000,000        997,500
--------------------------------------------------------------
                                                     2,585,040
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-2.19%

Advance Stores Co., Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                    2,000,000      1,645,000
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                            1,500,000      1,387,500
--------------------------------------------------------------
                                                     3,032,500
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-6.02%

Charter Communications Holdings
  LLC,
  Sr. Unsec. Notes, 10.25%,
    01/15/10                          1,750,000      1,710,625
--------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 9.92%,
    04/01/11(a)                       1,750,000      1,006,250
--------------------------------------------------------------
Diamond Cable Communications PLC
  (United Kingdom), Sr. Unsec.
  Disc. Yankee Notes, 11.75%,
  12/15/05(a)                         1,250,000      1,193,750
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(a)                         1,500,000      1,042,500
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(a)          2,000,000      1,065,000
--------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B, Sr.
  Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(a)                 5,000,000      2,325,000
--------------------------------------------------------------
                                                     8,343,125
--------------------------------------------------------------

BUILDING MATERIALS-1.78%

Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09             1,250,000      1,268,750
--------------------------------------------------------------
Dayton Superior Corp., Sr. Sub.
  Notes, 13.00%, 06/15/09(b)(e)       1,200,000      1,197,000
--------------------------------------------------------------
                                                     2,465,750
--------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-1.51%

Sterling Chemicals, Inc.-Series B,
  Sr. Gtd. Sec. Sub. Notes, 12.38%,
  07/15/06                            2,000,000      2,085,000
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.19%

Key Plastics Holdings, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 03/15/07(c)                 2,540,000        266,700
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
COMMUNICATIONS EQUIPMENT-1.10%

Dictaphone Corp., Sr. Sub. Gtd.
  Notes, 11.75%, 08/01/05            $1,500,000   $  1,522,500
--------------------------------------------------------------

COMPUTERS (HARDWARE)-0.31%

Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%, 05/01/03
  (Acquired 03/07/00; Cost
  $480,000)(d)                          600,000        435,000
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-2.64%

Earthwatch Inc., Sr. Disc. Notes,
  13.00%, 07/15/07 (Acquired
  07/07/99; Cost
  $1,711,525)(a)(b)(d)                2,500,000      1,743,750
--------------------------------------------------------------
Globix Corp., Sr. Unsec. Notes,
  12.50%, 02/01/10                    2,420,000      1,917,850
--------------------------------------------------------------
                                                     3,661,600
--------------------------------------------------------------

CONSTRUCTION (CEMENT &
  AGGREGATES)-0.78%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08        1,550,000      1,073,375
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-1.25%

Fleming Cos., Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.63%,
  07/31/07                            2,000,000      1,735,000
--------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.80%

Morrison Knudsen Corp., Sr. Notes,
  11.00%, 07/01/10(e)                 1,100,000      1,105,500
--------------------------------------------------------------

ENTERTAINMENT-0.92%

Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $1,300,000)(d)       1,300,000      1,277,250
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.37%

Madison River Capital, Sr. Notes,
  13.25%, 03/01/10(e)                 2,000,000      1,810,000
--------------------------------------------------------------
ONO Finance PLC (United Kingdom),
  Sr. Gtd. Sub. Euro Notes, 13.00%,
  05/01/09                            1,500,000      1,477,500
--------------------------------------------------------------
                                                     3,287,500
--------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-3.40%

Hollywood Casino Corp., Sr. Sec.
  Gtd. Sub. Notes, 11.25%, 05/01/07   1,000,000      1,025,000
--------------------------------------------------------------
MGM Grand, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 9.75%, 06/01/07         1,110,000      1,140,525
--------------------------------------------------------------
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                            2,500,000      2,537,500
--------------------------------------------------------------
                                                     4,703,025
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-2.67%

King Pharmaceuticals, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.75%,
  02/15/09                           $2,000,000   $  2,150,000
--------------------------------------------------------------
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(e)     1,500,000      1,552,500
--------------------------------------------------------------
                                                     3,702,500
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.10%

DJ Orthopedics, LLC, Sr. Unsec.
  Gtd. Sub. Notes, 12.63%, 06/15/09   1,600,000      1,528,000
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.17%

Team Health Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  03/15/09                              275,000        234,437
--------------------------------------------------------------

HOMEBUILDING-0.73%

Lennar Corp., Sr. Notes, 9.95%,
  05/01/10(e)                         1,000,000      1,010,000
--------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-2.11%

Falcon Products, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  06/15/09                            1,085,000      1,049,737
--------------------------------------------------------------
O'Sullivan Industries, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  13.38%, 10/15/09(b)                 1,000,000        940,000
--------------------------------------------------------------
Winsloew Furniture, Inc.-Series B,
  Sr. Gtd. Sub. Notes, 12.75%,
  08/15/07                            1,000,000        935,000
--------------------------------------------------------------
                                                     2,924,737
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.11%

Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                            1,910,000      1,532,775
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-2.02%

Actuant Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 05/01/09 (Acquired
  07/21/00; Cost $986,750)(d)         1,000,000      1,005,000
--------------------------------------------------------------
Anthony Crane Rentals LP-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                    3,250,000      1,795,625
--------------------------------------------------------------
                                                     2,800,625
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-3.29%

Brand Scaffold Services, Inc., Sr.
  Unsec. Notes, 10.25%, 02/15/08      1,850,000      1,651,125
--------------------------------------------------------------
Flextronics International Ltd.
  (Singapore), Sr. Sub Yankee
  Notes, 9.88%, 07/01/10 (Acquired
  06/26/00; Cost $654,852)(d)           660,000        678,975
--------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                            1,225,000      1,206,625
--------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/00; Cost $986,300)(d)         1,000,000      1,025,000
--------------------------------------------------------------
                                                     4,561,725
--------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-4.23%

Chesapeake Energy Corp., Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  9.63%, 05/01/05                     1,500,000      1,492,500
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-4.23%-(CONTINUED)

Comstock Resources, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.25%,
  05/01/07                           $1,250,000   $  1,281,250
--------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec.
  Notes, 11.75%, 11/15/09             2,000,000      2,085,000
--------------------------------------------------------------
Pioneer Natural Resources Co., Sr.
  Unsec. Gtd. Notes, 9.63%,
  04/01/10                              955,000      1,000,362
--------------------------------------------------------------
                                                     5,859,112
--------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.76%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                    1,000,000      1,055,000
--------------------------------------------------------------

PUBLISHING-0.74%

Ziff Davis Media, Inc., Sr. Sub.
  Notes, 12.00%, 07/15/10(e)          1,000,000      1,020,000
--------------------------------------------------------------

RAILROADS-1.74%

RailWorks Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.50%, 04/15/09        1,350,000      1,248,750
--------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr.
  Yankee Gtd. Disc. Notes, 11.75%,
  06/15/09(a)                         1,500,000      1,162,500
--------------------------------------------------------------
                                                     2,411,250
--------------------------------------------------------------

RETAIL (SPECIALTY)-0.83%

CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06            800,000        626,000
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08               890,000        520,650
--------------------------------------------------------------
                                                     1,146,650
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-1.18%

Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                            1,550,000      1,639,125
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.67%

MSX International, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 01/15/08     975,000        921,375
--------------------------------------------------------------

SHIPPING-1.09%

Transportacion Maritima Mexicana
  S.A. de C.V. (Mexico),
  Sr. Yankee Unsec. Notes, 10.00%,
    11/15/06                          1,000,000        765,000
--------------------------------------------------------------
  Yankee Notes, 8.50%, 10/15/00         750,000        744,375
--------------------------------------------------------------
                                                     1,509,375
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-12.94%

AirGate PCS, Inc., Sr. Disc. Sub.
  Notes, 13.50%, 10/01/09(a)(b)       1,400,000        815,500
--------------------------------------------------------------
Alamosa PCS Holdings, Inc., Sr.
  Unsec. Gtd. Disc. Notes, 12.88%,
  02/15/10(a)                         3,300,000      1,732,500
--------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11           500,000        515,000
--------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 10.63%,
    11/15/07(a)                       1,500,000      1,151,250
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-12.94%-(CONTINUED)

IPCS, Inc., Sr. Disc. Notes,
  14.00%, 07/15/10(a)(b)(e)          $1,000,000   $    557,500
--------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr.
  Unsec. Notes, 13.50%, 05/15/09      1,500,000      1,342,500
--------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                    3,000,000      2,505,000
--------------------------------------------------------------
Nextel International, Inc.,
  Sr. Notes, 12.75%, 08/01/10
    (Acquired 07/26/00; Cost
    $986,220)(d)                      1,000,000        997,500
--------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.13%,
    04/15/08(a)                       2,500,000      1,658,150
--------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%, 01/15/07   1,700,000      1,045,500
--------------------------------------------------------------
Powertel, Inc., Sr. Unsec. Disc.
  Notes, 12.00%, 05/01/06(a)          2,000,000      1,879,960
--------------------------------------------------------------
Spectrasite Holdings, Inc., Sr.
  Unsec. Disc. Notes, 11.25%,
  04/15/09(a)                         1,900,000      1,168,500
--------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Sub. Notes,
  10.63%, 07/15/10(e)                 1,350,000      1,377,000
--------------------------------------------------------------
UbiquiTel Operating Co., Sr. Gtd.
  Disc. Notes, 14.00%,
  04/15/10(a)(b)(e)                   2,000,000      1,180,000
--------------------------------------------------------------
                                                    17,925,860
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-5.51%

360networks Inc. (Canada), Sr.
  Unsec. Yankee Notes, 12.00%,
  08/01/09                            1,060,000        991,100
--------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07        200,000        175,000
--------------------------------------------------------------
FirstCom Corp., Sr. Notes, 14.00%,
  10/27/07                            2,000,000      2,245,000
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Unsec. Notes, 12.75%,
  10/15/09                            2,100,000      1,291,500
--------------------------------------------------------------
Versatel Telecom International N.V.
  (Netherlands), Sr. Yankee Notes,
  13.25%, 05/15/08                    1,000,000      1,030,000
--------------------------------------------------------------
Viatel, Inc., Sr. Unsec. Notes,
  11.50%, 03/15/09(e)                 2,744,000      1,907,080
--------------------------------------------------------------
                                                     7,639,680
--------------------------------------------------------------

TELEPHONE-12.82%

Alestra S.A. (Mexico), Sr. Yankee
  Notes, 12.63%, 05/15/09(e)          1,585,000      1,541,413
--------------------------------------------------------------
CFW Communications Co., Sr. Notes,
  13.00%, 08/15/10 (Acquired
  07/21/00; Cost $1,380,540)(d)       1,400,000      1,400,000
--------------------------------------------------------------
GT Group Telecom Inc. (Canada), Sr.
  Disc. Yankee Notes, 13.25%,
  02/01/10(a)(b)(e)                   3,000,000      1,575,000
--------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%, 02/15/08(a)    3,000,000      1,686,720
--------------------------------------------------------------
IMPSAT Fiber Networks, Inc.,
  Sr. Gtd. Notes, 12.13%, 07/15/03      575,000        508,875
--------------------------------------------------------------
  Sr. Yankee Notes, 13.75%,
    02/15/05 (Acquired 02/11/00;
    Cost $1,725,000)(d)               1,725,000      1,569,750
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
TELEPHONE-12.82%-(CONTINUED)

Intermedia Communications,
  Inc.-Series B, Sr. Disc. Notes,
  11.25%, 07/15/07(a)                $3,875,000   $  2,615,625
--------------------------------------------------------------
Jazztel PLC (United Kingdom), Sr.
  Unsec. Yankee Notes, 14.00%,
  04/01/09                              500,000        472,500
--------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                            2,295,000        579,488
--------------------------------------------------------------
NTL Communications Corp.-Series B,
  Sr. Unsec. Notes, 12.38%,
  10/01/08                            1,900,000      1,249,250
--------------------------------------------------------------
NTL Inc.-Series B, Sr. Disc. Notes,
  11.50%, 02/01/06(a)                 1,000,000        940,000
--------------------------------------------------------------
PF.Net Communications Inc., Sr.
  Notes, 13.75%, 05/15/10(b)(e)       1,500,000      1,147,500
--------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec. Notes,
  15.00%, 07/01/08                    2,270,000      2,479,975
--------------------------------------------------------------
                                                    17,766,096
--------------------------------------------------------------

TRUCKERS-1.36%

North American Van Lines Inc., Sr.
  Sub. Notes, 13.38%, 12/01/09(e)     2,000,000      1,890,000
--------------------------------------------------------------

TRUCKS & PARTS-0.68%

FleetPride Inc., Sr. Unsec. Gtd.
  Sub. Notes, 12.00%, 08/01/05        1,410,000        948,225
--------------------------------------------------------------

WASTE MANAGEMENT-1.89%

Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09        2,980,000      2,614,950
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $129,737,189)                                121,229,762
--------------------------------------------------------------

                                       SHARES
STOCKS & OTHER EQUITY
  INTERESTS-5.41%

AIR FREIGHT-0.06%

Atlas Air, Inc.(f)                        2,000         88,750
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.24%

Cybernet Internet Services
  International, Inc.(f)                  5,000         23,125
--------------------------------------------------------------
Cybernet Internet Services
  International, Inc.-Wts.,
  expiring 07/01/09(g)                    1,000         10,250
--------------------------------------------------------------
GT Group Telecom Inc.-Class B
  (Canada)(f)                            18,000        293,625
--------------------------------------------------------------
                                                       327,000
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.20%

King Pharmaceuticals, Inc.(f)             9,000        271,125
--------------------------------------------------------------

HOUSEHOLD FURNISHING &
  APPLIANCES-0.03%

O'Sullivan Industries, Inc.-Wts.,
  expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(d)(g)                2,000         30,000
--------------------------------------------------------------
Winsloew Furniture, Inc.-Wts.,
  expiring 08/15/07(e)(g)                 1,000         10,000
--------------------------------------------------------------
                                                        40,000
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.15%

Pride International, Inc.(f)             10,000        208,125
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-0.20%

Comstock Resources, Inc.(f)              20,000   $    138,750
--------------------------------------------------------------
Pogo Producing Co.                        7,000        139,125
--------------------------------------------------------------
                                                       277,875
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.01%

Convergent Communications, Inc.(f)        1,620          8,302
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-2.63%

AirGate PCS, Inc.(f)                        923         46,381
--------------------------------------------------------------
Alamosa PCS Holdings, Inc.(f)             7,000        140,000
--------------------------------------------------------------
Clearnet Communications Inc.-Class
  A-ADR (Canada)(f)                       6,500        182,812
--------------------------------------------------------------
Crown Castle International Corp.(f)       3,000        102,000
--------------------------------------------------------------
Dobson Communications Corp.,(f)           5,000        109,375
--------------------------------------------------------------
Microcell Telecommunications
  Inc.-Class B-ADR (Canada)(f)           12,000        381,750
--------------------------------------------------------------
Nextel Communications, Inc.-Class
  A(f)                                    8,000        447,500
--------------------------------------------------------------
WebLink Wireless, Inc.(f)               100,500      1,011,281
--------------------------------------------------------------
World Access, Inc.-Series D, Conv.
  Pfd. (Acquired 03/03/00; Cost
  $1,900,625)(d)                          1,998      1,223,775
--------------------------------------------------------------
                                                     3,644,874
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-1.41%

Call-Net Enterprises, Inc.(f)            15,000         30,000
--------------------------------------------------------------
FirstCom Corp.(f)                       100,000      1,387,500
--------------------------------------------------------------
Long Distance International,
  Inc.-Wts., expiring 04/13/08(g)           670              0
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc.(f)                                 8,000        130,500
--------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(f)               8,000        256,000
--------------------------------------------------------------
Viatel, Inc.(f)                          11,270        157,083
--------------------------------------------------------------
                                                     1,961,083
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
TELEPHONE-0.47%

ICG Communications, Inc.(f)               8,300   $    126,575
--------------------------------------------------------------
Intermedia Communications Inc.(f)         4,500         79,312
--------------------------------------------------------------
NEXTLINK Communications, Inc.-Class
  A(f)                                    3,000         99,188
--------------------------------------------------------------
PF.Net Communications Inc.-Wts,
  expiring 05/15/10 (Acquired
  07/19/00; Cost $0)(d)(g)                1,500        352,500
--------------------------------------------------------------
                                                       657,575
--------------------------------------------------------------

WASTE MANAGEMENT-0.01%

Allied Waste North America Inc.(f)        1,000          9,313
--------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost $5,865,712)                    7,494,022
--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT
U.S. TREASURY NOTES-2.74%

  6.75%, 05/15/05                    $3,000,000      3,074,520
--------------------------------------------------------------
  6.50%, 02/15/10                       700,000        723,296
--------------------------------------------------------------
    Total U.S. Treasury Notes (Cost
      $3,773,133)                                    3,797,816
--------------------------------------------------------------

                                       SHARES
MONEY MARKET FUNDS-3.40%

STIC Liquid Assets Portfolio(h)       2,351,478      2,351,478
--------------------------------------------------------------
STIC Prime Portfolio(h)               2,351,478      2,351,478
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $4,702,956)                                    4,702,956
--------------------------------------------------------------
TOTAL INVESTMENTS-99.05% (Cost
  $144,078,990)                                    137,224,556
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.95%                  1,319,756
--------------------------------------------------------------
NET ASSETS-100.00%                                $138,544,312
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Wts.   - Warrants

Notes to Schedule of Investments:

(a)Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(c)Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 07/31/00 was $11,738,500 which represented 8.47% of the Fund's net assets.
(e)Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(f)Non-income producing security.
(g)Acquired as part of a unit with or in exchange for other securities.
(h)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2000

ASSETS:

Investments, at market value (cost
  $144,078,990)                                 $137,224,556
------------------------------------------------------------
Receivables for:
  Investments sold                                   744,445
------------------------------------------------------------
  Fund shares sold                                 1,286,945
------------------------------------------------------------
  Dividends and interest                           3,023,829
------------------------------------------------------------
  Principal paydowns                                  15,996
------------------------------------------------------------
Investment for deferred compensation plan              9,552
------------------------------------------------------------
Other assets                                             687
------------------------------------------------------------
    Total assets                                 142,306,010
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            1,972,970
------------------------------------------------------------
  Fund shares reacquired                           1,058,157
------------------------------------------------------------
  Dividends                                          557,763
------------------------------------------------------------
  Deferred compensation plan                           9,552
------------------------------------------------------------
Accrued advisory fees                                 43,714
------------------------------------------------------------
Accrued administrative services fees                   4,235
------------------------------------------------------------
Accrued distribution fees                             83,466
------------------------------------------------------------
Accrued trustees' fees                                 1,329
------------------------------------------------------------
Accrued transfer agent fees                           10,381
------------------------------------------------------------
Accrued operating expenses                            20,131
------------------------------------------------------------
    Total liabilities                              3,761,698
------------------------------------------------------------
Net assets applicable to shares outstanding     $138,544,312
============================================================

NET ASSETS:

Class A                                         $ 59,932,447
============================================================
Class B                                         $ 67,140,371
============================================================
Class C                                         $ 11,471,494
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            5,980,900
============================================================
Class B                                            6,710,694
============================================================
Class C                                            1,147,715
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      10.02
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.02 divided
    by 95.25%)                                  $      10.52
============================================================
Class B:
  Net asset value and offering price per share  $      10.00
============================================================
Class C:
  Net asset value and offering price per share  $      10.00
============================================================

STATEMENT OF OPERATIONS

For the year ended July 31, 2000

INVESTMENT INCOME:

Interest                                        $ 11,052,412
------------------------------------------------------------
Dividends -- affiliated issuers                      322,436
------------------------------------------------------------
Dividends                                              1,946
------------------------------------------------------------
    Total investment income                       11,376,794
------------------------------------------------------------

EXPENSES:

Advisory fees                                        618,330
------------------------------------------------------------
Administrative services fee                           45,890
------------------------------------------------------------
Custodian fees                                        29,597
------------------------------------------------------------
Distribution fees -- Class A                         116,793
------------------------------------------------------------
Distribution fees -- Class B                         451,249
------------------------------------------------------------
Distribution fees -- Class C                          70,906
------------------------------------------------------------
Transfer agent fees -- Class A                        55,409
------------------------------------------------------------
Transfer agent fees -- Class B                        52,957
------------------------------------------------------------
Transfer agent fees -- Class C                         8,320
------------------------------------------------------------
Trustee's fees                                         7,516
------------------------------------------------------------
Registration and filing fees                          87,264
------------------------------------------------------------
Other                                                 89,252
------------------------------------------------------------
    Total expenses                                 1,633,483
------------------------------------------------------------
Less: Fees waived                                   (251,914)
------------------------------------------------------------
    Expenses paid indirectly                         (12,769)
------------------------------------------------------------
    Net expenses                                   1,368,800
------------------------------------------------------------
Net investment income                             10,007,994
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES

Net realized gain (loss) from investment
  securities                                      (4,184,754)
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities         (8,210,697)
------------------------------------------------------------
Net gain (loss) on investment securities         (12,395,451)
------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (2,387,457)
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                JULY 31,       JULY 31,
                                                                  2000           1999
                                                              ------------    -----------
OPERATIONS:

  Net investment income                                       $ 10,007,994    $ 2,231,058
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (4,184,754)     1,689,995
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (8,210,697)     1,356,263
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                (2,387,457)     5,277,316
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (4,862,629)    (1,710,595)
-----------------------------------------------------------------------------------------
  Class B                                                       (4,371,506)      (446,277)
-----------------------------------------------------------------------------------------
  Class C                                                         (688,979)       (70,876)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                         (812,826)       (22,467)
-----------------------------------------------------------------------------------------
  Class B                                                         (819,787)          (421)
-----------------------------------------------------------------------------------------
  Class C                                                         (117,753)           (64)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       31,472,427     32,499,124
-----------------------------------------------------------------------------------------
  Class B                                                       52,638,735     20,530,581
-----------------------------------------------------------------------------------------
  Class C                                                        9,369,182      3,068,584
-----------------------------------------------------------------------------------------
    Net increase in net assets                                  79,419,407     59,124,905
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                             59,124,905             --
-----------------------------------------------------------------------------------------
  End of year                                                 $138,544,312    $59,124,905
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $149,564,881    $56,080,847
-----------------------------------------------------------------------------------------
  Undistributed net investment income                              100,666         20,746
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (4,266,801)     1,667,049
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (6,854,434)     1,356,263
-----------------------------------------------------------------------------------------
                                                              $138,544,312    $59,124,905
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund II (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of seven separate portfolios each having unlimited number of shares of beneficial interests. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income by investing primarily in publicly traded, non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high-risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of discounts on investments, is recorded on the accrual basis from settlement date. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes. On July 31, 2000, undistributed net investment income was decreased by $4,960, undistributed net realized gains increased by $1,270 and paid-in capital was increased by $3,690 a result of differing book/tax treatment reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for Federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $500 million of the Fund's average daily net assets, plus 0.55% on the next $500 million of Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. During the year ended July 31, 2000, AIM waived fees of $251,914.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2000, AIM was paid $45,890 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended July 31, 2000, AFS was paid $56,527 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $116,793, $451,249 and $70,906, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $177,396 from sales of the Class A shares of the Fund during the year ended July 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2000, AIM Distributors received $15,557 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2000, the Fund paid legal fees of $2,949 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,076 and reductions in custodian fees of $11,693 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,769.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2000 was $173,269,358 and $86,523,800, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2000 was as follows:

Aggregate unrealized appreciation of
  investment securities                      $  6,549,816
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (13,411,863)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                   $ (6,862,047)
=========================================================
Cost of investments for tax purposes is $144,086,603.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2000 and 1999 were as follows:

                                                                         2000                         1999
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
                                                              ----------    ------------    ---------    -----------
Sold:
  Class A                                                      6,219,653    $ 67,705,096    3,879,343    $40,951,231
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      6,916,159      75,069,344    2,156,519     23,713,819
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,071,505      11,566,013      322,660      3,551,731
--------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        340,326       3,674,382       99,704      1,082,276
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        294,647       3,168,494       23,551        261,935
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         45,665         488,435        3,953         43,955
--------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (3,689,603)    (39,907,051)    (868,523)    (9,534,383)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,369,468)    (25,599,103)    (310,714)    (3,445,173)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (249,183)     (2,685,266)     (46,885)      (527,102)
--------------------------------------------------------------------------------------------------------------------
                                                               8,579,701    $ 93,480,344    5,259,608    $56,098,289
====================================================================================================================

NOTES 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                            CLASS A                          CLASS B                          CLASS C
                                -------------------------------   ------------------------------   ------------------------------
                                             SEPTEMBER 30, 1998                NOVEMBER 20, 1998                NOVEMBER 20, 1998
                                              (DATE OPERATIONS                    (DATE SALES                      (DATE SALES
                                YEAR ENDED       COMMENCED)       YEAR ENDED      COMMENCED)       YEAR ENDED      COMMENCED)
                                 JULY 31,       TO JULY 31,        JULY 31,       TO JULY 31,       JULY 31,       TO JULY 31,
                                   2000             1999             2000            1999             2000            1999
                                ----------   ------------------   ----------   -----------------   ----------   -----------------
Net asset value, beginning of
  year                           $ 11.25          $ 10.00          $ 11.23          $ 10.59         $ 11.22          $10.59
------------------------------   -------          -------          -------          -------         -------          ------
Income from investment
  operations:
  Net investment income             1.12             0.90             1.03             0.68            1.03            0.68
------------------------------   -------          -------          -------          -------         -------          ------
  Net gains on securities
    (both realized and
    unrealized)                    (1.00)            1.26            (1.00)            0.65           (0.99)           0.64
------------------------------   -------          -------          -------          -------         -------          ------
    Total from investment
      operations                    0.12             2.16             0.03             1.33            0.04            1.32
------------------------------   -------          -------          -------          -------         -------          ------
Less distributions:
  Dividends from net
    investment income              (1.12)           (0.90)           (1.03)           (0.68)          (1.03)          (0.68)
------------------------------   -------          -------          -------          -------         -------          ------
  Distributions from net
    realized gains                 (0.23)           (0.01)           (0.23)           (0.01)          (0.23)          (0.01)
------------------------------   -------          -------          -------          -------         -------          ------
    Total distributions            (1.35)           (0.91)           (1.26)           (0.69)          (1.26)          (0.69)
------------------------------   -------          -------          -------          -------         -------          ------
Net asset value, end of year     $ 10.02          $ 11.25          $ 10.00          $ 11.23         $ 10.00          $11.22
==============================   =======          =======          =======          =======         =======          ======
Total return(a)                     0.77%           22.39%           (0.03)%          13.03%           0.08%          12.93%
==============================   =======          =======          =======          =======         =======          ======
Ratios/supplemental data:
Net assets, end of year (000s
  omitted)                       $59,932          $34,992          $67,140          $20,994         $11,471          $3,139
==============================   =======          =======          =======          =======         =======          ======
Ratio of expenses to average
  net assets:
  With fee waivers                  1.00%(b)         1.00%(c)         1.75%(b)         1.75%(c)        1.75%(b)        1.75%(c)
------------------------------   -------          -------          -------          -------         -------          ------
  Without fee waivers               1.25%(b)         1.58%(c)         2.00%(b)         2.33%(c)        2.00%(b)        2.33%(c)
==============================   =======          =======          =======          =======         =======          ======
Ratio of net investment income
  to average net assets            10.51%(b)         9.74%(c)         9.76%(b)         8.99%(c)        9.76%(b)        8.99%(c)
==============================   =======          =======          =======          =======         =======          ======
Portfolio turnover rate               94%             223%              94%             223%             94%            223%
==============================   =======          =======          =======          =======         =======          ======

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average net assets of $46,717,368, $45,124,885, and $7,090,552, for Class A, Class B and Class C, respectively.
(c)  Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Income Fund:

We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-84.76%
AIR FREIGHT-0.70%
Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                  $ 3,970,000   $  4,089,100
--------------------------------------------------------------
AIRLINES-3.64%
Air 2 US-Series C, Equipment Trust
  Ctfs., 10.13%, 10/01/20
  (Acquired 10/28/99; Cost
  $3,750,000)(a)                      3,750,000      3,853,350
--------------------------------------------------------------
Airplanes Pass Through
  Trust-Series D, Gtd. Sub. Bonds,
  10.88%, 03/15/19                    1,787,737      1,436,724
--------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                       700,000        696,038
--------------------------------------------------------------
  10.38%, 12/15/22                    4,000,000      4,399,560
--------------------------------------------------------------
  Equipment Trust Ctfs., 10.50%,
    04/30/16                          5,000,000      5,713,650
--------------------------------------------------------------
Dunlop Standard Aerospace Holdings
  PLC (United Kingdom), Sr. Unsec.
  Yankee Sub. Notes, 11.88%,
  05/15/09                            2,700,000      2,693,250
--------------------------------------------------------------
United Air Lines, Inc.-Series
  95A2, Pass Through Ctfs., 9.56%,
  10/19/18                            2,325,000      2,594,793
--------------------------------------------------------------
                                                    21,387,365
--------------------------------------------------------------
AUTO PARTS & EQUIPMENT-0.78%
Advance Stores Co., Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                    2,585,000      2,126,162
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                            2,640,000      2,442,000
--------------------------------------------------------------
                                                     4,568,162
--------------------------------------------------------------
AUTOMOBILES-0.40%
DaimlerChrysler N.A. Holding
  Corp., Gtd. Notes, 8.00%,
  06/15/10                            2,300,000      2,341,492
--------------------------------------------------------------
BANKS (MAJOR REGIONAL)-2.39%
BB&T Corp., Putable Sub. Notes,
  6.38%, 06/30/05                     1,000,000        937,240
--------------------------------------------------------------
Crestar Financial Corp., Sub.
  Notes, 8.75%, 11/15/04                645,000        670,503
--------------------------------------------------------------
Midland Bank PLC (United Kingdom),
  Yankee Sub. Notes, 7.65%,
  05/01/25                            1,870,000      1,869,177
--------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24         3,650,000      3,674,163
--------------------------------------------------------------
Republic New York Corp.,
  Sub. Deb., 9.50%, 04/15/14          2,750,000      3,044,882
--------------------------------------------------------------
  Sub. Notes, 9.70%, 02/01/09         2,500,000      2,751,850
--------------------------------------------------------------
Union Planters Bank N.A., Unsec.
  Sub. Notes, 6.50%, 03/15/08         1,240,000      1,092,353
--------------------------------------------------------------
                                                    14,040,168
--------------------------------------------------------------
BANKS (MONEY CENTER)-1.55%
First Union Corp., Putable Sub.
  Deb.,
  6.55%, 10/15/35                       660,000        624,842
--------------------------------------------------------------
  7.50%, 04/15/35                     5,000,000      4,940,750
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BANKS (MONEY CENTER)-(CONTINUED)
NCNB Corp., Sub. Notes, 9.38%,
  09/15/09                          $ 3,200,000   $  3,525,856
--------------------------------------------------------------
                                                     9,091,448
--------------------------------------------------------------
BANKS (REGIONAL)-2.10%
Banponce Trust I-Series A, Gtd.
  Notes, 8.33%, 02/01/27              3,000,000      2,705,550
--------------------------------------------------------------
Mercantile Bancorp., Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07         3,585,000      3,496,952
--------------------------------------------------------------
NBD Bank N.A. Michigan, Putable
  Sub. Deb., 8.25%, 11/01/24          2,800,000      2,934,512
--------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Sec. Bonds, 8.88%, 03/15/27    3,800,000      3,216,358
--------------------------------------------------------------
                                                    12,353,372
--------------------------------------------------------------
BEVERAGES (ALCOHOLIC)-0.70%
J Seagram & Sons, Gtd. Deb.,
  9.65%, 08/15/18                     3,500,000      4,122,615
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-8.33%
AT&T Corp.-Liberty Media Group,
  Bonds, 7.88%, 07/15/09              1,500,000      1,464,870
--------------------------------------------------------------
  Sr. Unsec. Deb., 8.25%, 02/01/30    3,400,000      3,264,748
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (United Kingdom), Sr. Unsec.
  Gtd. Yankee Notes, 8.20%,
  07/15/09                            5,400,000      4,983,984
--------------------------------------------------------------
CF Cable TV Inc. (Canada), Sr.
  Sec. Priority Yankee Notes,
  9.13%, 07/15/07                     2,000,000      2,117,460
--------------------------------------------------------------
Charter Communications Holdings,
  LLC/Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(b)                         2,500,000      1,437,500
--------------------------------------------------------------
Comcast Cable Communications,
  Notes, 8.88%, 05/01/17              5,000,000      5,412,400
--------------------------------------------------------------
  Sr. Unsec. Notes, 8.50%,
    05/01/27                          3,000,000      3,164,640
--------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  02/16/00; Cost $3,771,614)(a)       3,800,000      3,818,810
--------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.
  Deb.,
  7.63%, 07/15/18                     3,250,000      2,951,357
--------------------------------------------------------------
  7.88%, 02/15/18                     1,000,000        931,380
--------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%,
    12/15/07                          6,850,000      6,666,831
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(b)                         3,930,000      2,731,350
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(b)          4,100,000      2,183,250
--------------------------------------------------------------
Lenfest Communications, Inc., Sr.
  Unsec. Sub. Notes, 8.25%,
  02/15/08                            5,000,000      4,989,050
--------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B, Sr.
  Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(b)                 6,000,000      2,790,000
--------------------------------------------------------------
                                                    48,907,630
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BUILDING MATERIALS-0.48%
Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09           $ 2,750,000   $  2,791,250
--------------------------------------------------------------
CHEMICALS-0.49%
Sterling Chemicals, Inc.-Series B,
  Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                    2,750,000      2,866,875
--------------------------------------------------------------
CHEMICALS (SPECIALTY)-0.02%
Key Plastics Holdings, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 03/15/07(c)                 1,325,000        139,125
--------------------------------------------------------------
COMPUTERS (HARDWARE)-0.25%
Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/20/98; Cost
  $2,000,000)(a)                      2,000,000      1,450,000
--------------------------------------------------------------
COMPUTERS (NETWORKING)-0.35%
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08      2,025,000      2,025,000
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.51%
Equinix Inc., Sr. Unsec. Notes,
  13.00%, 12/01/07                    3,540,000      3,009,000
--------------------------------------------------------------
CONSUMER FINANCE-2.76%
Capital One Bank,
  Sr. Notes, 6.65%, 03/15/04          1,600,000      1,520,176
--------------------------------------------------------------
  Unsec. Notes, 7.25%, 05/01/06       2,500,000      2,313,850
--------------------------------------------------------------
CitiFinancial Credit Co., Putable
  Notes, 7.88%, 02/01/25              1,400,000      1,415,162
--------------------------------------------------------------
Countrywide Home Loans,
  Inc.-Series H, Unsec. Gtd.
  Medium Term Sub Notes, 6.25%,
  04/15/09                            1,600,000      1,411,296
--------------------------------------------------------------
General Motors Acceptance Corp.,
  Notes, 5.75%, 11/10/03              2,500,000      2,392,575
--------------------------------------------------------------
Household Finance Corp., Unsec.
  Notes, 8.00%, 07/15/10              2,000,000      1,996,940
--------------------------------------------------------------
MBNA Capital I-Series A, Gtd.
  Bonds, 8.28%, 12/01/26              6,065,000      5,165,560
--------------------------------------------------------------
                                                    16,215,559
--------------------------------------------------------------
DISTRIBUTORS (FOOD & HEALTH)-0.24%
Fleming Cos., Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.63%,
  07/31/07                            1,600,000      1,388,000
--------------------------------------------------------------
ELECTRIC COMPANIES-7.16%
Cilcorp Inc., Bonds, 9.38%,
  10/15/29                            2,100,000      2,254,266
--------------------------------------------------------------
Cleveland Electric Illuminating
  Co. (The)- Series D, Sr. Sec.
  Notes, 7.88%, 11/01/17              3,800,000      3,709,777
--------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 8.13%, 05/15/02                850,000        846,158
--------------------------------------------------------------
El Paso Electric Co.-Series E,
  Sec. First Mortgage Bonds,
  9.40%, 05/01/11                     3,000,000      3,170,760
--------------------------------------------------------------
Indiana Michigan Power Co.-Series
  F, Sec. Lease Obligation Bonds,
  9.82%, 12/07/22                     4,967,714      5,434,977
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
ELECTRIC COMPANIES-(CONTINUED)
Niagara Mohawk Holdings Inc.,
  First Mortgage Notes, 7.75%,
    05/15/06                        $ 4,300,000   $  4,273,082
--------------------------------------------------------------
  Series H, Sr. Unsec. Disc.
    Notes, 8.50%, 07/01/10(b)        10,000,000      7,678,800
--------------------------------------------------------------
Public Service Company of New
  Mexico- Series A, Sr. Unsec.
  Notes, 7.10%, 08/01/05              1,200,000      1,168,872
--------------------------------------------------------------
Southern Energy, Inc., Sr. Notes,
  7.90%, 07/15/09 (Acquired
  07/21/99-12/03/99; Cost
  $5,978,820)(a)                      6,000,000      5,566,380
--------------------------------------------------------------
Texas-New Mexico Power Co., Sr.
  Sec. Notes, 6.25%, 01/15/09         4,050,000      3,476,965
--------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 7.13%, 08/01/09       5,352,000      4,468,706
--------------------------------------------------------------
                                                    42,048,743
--------------------------------------------------------------
ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.56%
Israel Electric Corp. Ltd.
  (Israel),
  Series E, Sr. Sec. Medium Term
    Yankee Notes, 7.75%, 03/01/09
    (Acquired 04/13/00; Cost
    $2,138,136)(a)                    2,200,000      2,130,634
--------------------------------------------------------------
  Yankee Deb., 7.75%, 12/15/27
    (Acquired 06/09/00; Cost
    $1,141,374)(a)                    1,300,000      1,178,541
--------------------------------------------------------------
                                                     3,309,175
--------------------------------------------------------------
ENGINEERING & CONSTRUCTION-0.39%
Morrison Knudsen Corp., Sr. Notes,
  11.00%, 07/01/10 (Acquired
  06/28/00; Cost $2,233,395)(a)       2,250,000      2,261,250
--------------------------------------------------------------
ENTERTAINMENT-2.34%
Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $1,100,000)(a)       1,100,000      1,080,750
--------------------------------------------------------------
Time Warner Inc., Deb.,
  9.13%, 01/15/13                     5,000,000      5,460,900
--------------------------------------------------------------
  9.15%, 02/01/23                     6,500,000      7,218,055
--------------------------------------------------------------
                                                    13,759,705
--------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-3.46%
Associates Corp. of North America,
  Sr. Deb., 6.95%, 11/01/18           1,000,000        903,540
--------------------------------------------------------------
Beaver Valley Funding Corp., Sec.
  Lease Obligations Deb., 9.00%,
  06/01/17                            1,500,000      1,503,045
--------------------------------------------------------------
Citicorp Lease-Class A2, Series
  1999-1, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-07/14/00; Cost
  $2,974,186)(a)                      3,000,000      3,037,380
--------------------------------------------------------------
Citigroup Inc., Deb., 6.63%,
  01/15/28                            1,150,000        998,844
--------------------------------------------------------------
General Electric Capital
  Corp.-Series A, Medium Term
  Notes, 7.38%, 01/19/10              5,600,000      5,660,032
--------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec.
  Notes,
  7.38%, 11/01/09                     1,750,000      1,661,765
--------------------------------------------------------------
  8.00%, 06/15/05                     2,300,000      2,308,694
--------------------------------------------------------------
Hutchison Delta Finance
  Ltd.-Series REGS (Cayman
  Islands), Conv. Unsec. Euro
  Notes, 7.00%, 11/08/02              2,000,000      2,380,000
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)
Source One Mortgage Services
  Corp., Deb., 9.00%, 06/01/12      $ 1,130,000   $  1,199,570
--------------------------------------------------------------
Sun Canada Financial Co., Gtd.
  Sub. Notes, 6.63%, 12/15/07
  (Acquired 10/14/99; Cost
  $654,311)(a)                          700,000        667,169
--------------------------------------------------------------
                                                    20,320,039
--------------------------------------------------------------
FOODS-0.85%
Grand Metropolitan Investment
  Corp, Gtd. Bonds, 7.45%,
  04/15/35                            5,000,000      4,990,900
--------------------------------------------------------------
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.81%
Hollywood Casino Corp., Sr. Sec.
  Gtd. Sub. Notes, 11.25%,
  05/01/07                            1,200,000      1,230,000
--------------------------------------------------------------
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                            3,500,000      3,552,500
--------------------------------------------------------------
                                                     4,782,500
--------------------------------------------------------------
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.35%
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(d)     2,000,000      2,070,000
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.48%
O'Sullivan Industries, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  13.38%, 10/15/09                    3,000,000      2,820,000
--------------------------------------------------------------
HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.45%
Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24       2,500,000      2,665,875
--------------------------------------------------------------
INSURANCE (LIFE/HEALTH)-1.07%
American General Finance Corp.,
  Sr. Notes, 8.45%, 10/15/09          2,100,000      2,157,414
--------------------------------------------------------------
Americo Life, Inc., Sr. Sub.
  Notes, 9.25%, 06/01/05              1,000,000        945,000
--------------------------------------------------------------
John Hancock Global Funding II,
  Sec. Medium Term Notes, 7.90%,
  07/02/10 (Acquired 06/23/00;
  Cost $1,995,220)(a)                 2,000,000      2,011,820
--------------------------------------------------------------
Torchmark Corp., Notes, 7.88%,
  05/15/23                            1,325,000      1,142,799
--------------------------------------------------------------
                                                     6,257,033
--------------------------------------------------------------
INSURANCE (MULTI-LINE)-0.43%
AIG SunAmerica Global Financing
  II, Sr. Sec. Notes, 7.60%,
  06/15/05 (Acquired 06/08/00;
  Cost $2,500,000)(a)                 2,500,000      2,526,875
--------------------------------------------------------------
INSURANCE (PROPERTY &
  CASUALTY)-1.50%
GE Global Insurance Holdings
  Corp., Notes, 7.75%, 06/15/30       4,800,000      4,864,320
--------------------------------------------------------------
Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee
  Notes,
  7.00%, 05/15/08                     2,000,000      1,872,940
--------------------------------------------------------------
  7.20%, 08/15/07                     2,200,000      2,094,070
--------------------------------------------------------------
                                                     8,831,330
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
INVESTMENT BANKING/BROKERAGE-1.92%
Lehman Brothers Holdings Inc.,
  Notes, 8.50%, 08/01/15            $ 4,490,000   $  4,546,484
--------------------------------------------------------------
  Sr. Sub. Notes, 7.38%, 01/15/07     3,585,000      3,450,312
--------------------------------------------------------------
  Series E, Medium Term Notes,
    9.34%, 02/10/28(e)                8,700,000        707,745
--------------------------------------------------------------
  Putable Sr. Notes, 8.80%,
    03/01/15                          1,640,000      1,687,265
--------------------------------------------------------------
Merrill Lynch & Co., Unsec. Notes,
  6.88%, 11/15/18                     1,000,000        904,270
--------------------------------------------------------------
                                                    11,296,076
--------------------------------------------------------------
IRON & STEEL-0.07%
Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(c)          3,240,000        437,400
--------------------------------------------------------------
LEISURE TIME (PRODUCTS)-0.28%
Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                            2,075,000      1,665,187
--------------------------------------------------------------
LODGING-HOTELS-0.31%
John Q. Hammons Hotels, Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                            2,000,000      1,800,000
--------------------------------------------------------------
MANUFACTURING (DIVERSIFIED)-0.41%
Actuant Corp., Sr. Unsec. Gtd.
  Sub. Notes, 13.00%, 05/01/09
  (Acquired 07/21/00; Cost
  $1,164,365)(a)                      1,180,000      1,185,900
--------------------------------------------------------------
Anthony Crane Rentals LP-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                    1,500,000        828,750
--------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07(c)     2,310,000        392,700
--------------------------------------------------------------
                                                     2,407,350
--------------------------------------------------------------
MANUFACTURING (SPECIALIZED)-0.55%
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                            2,070,000      2,038,950
--------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/00; Cost $1,163,834)(a)       1,180,000      1,209,500
--------------------------------------------------------------
                                                     3,248,450
--------------------------------------------------------------
METALS MINING-0.90%
Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07      2,500,000      1,937,500
--------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec.
  Yankee Deb., 7.05%, 11/01/05        3,500,000      3,332,945
--------------------------------------------------------------
                                                     5,270,445
--------------------------------------------------------------
NATURAL GAS-3.15%
Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                     3,550,000      3,166,280
--------------------------------------------------------------
Enron Corp.,
  Sr. Sub. Deb., 8.25%, 09/15/12      4,100,000      4,196,637
--------------------------------------------------------------
  Series A, Medium Term Notes,
    8.38%, 05/23/05                   1,750,000      1,812,877
--------------------------------------------------------------
KN Capital Trust III, Gtd. Sub.
  Bonds, 7.63%, 04/15/28              2,500,000      2,204,650
--------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                            3,000,000      3,166,920
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
NATURAL GAS-(CONTINUED)
Sonat Inc., Unsec. Notes, 7.63%,
  07/15/11                          $ 4,000,000   $  3,933,040
--------------------------------------------------------------
                                                    18,480,404
--------------------------------------------------------------
OIL & GAS (DRILLING &
  EQUIPMENT)-0.55%
NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09              3,400,000      3,242,138
--------------------------------------------------------------
OIL & GAS (EXPLORATION &
  PRODUCTION)-2.11%
Den Norske Stats Oljeselskap A.S.
  (Norway), Yankee Deb., 7.38%,
  05/01/16 (Acquired 06/01/00;
  Cost $2,064,678)(a)                 2,200,000      2,108,194
--------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%,
  08/15/06                            3,500,000      3,489,325
--------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07        3,750,000      3,581,212
--------------------------------------------------------------
Union Pacific Resources Group
  Inc., Unsec. Deb., 7.50%,
  10/15/26                            3,350,000      3,196,737
--------------------------------------------------------------
                                                    12,375,468
--------------------------------------------------------------
OIL & GAS (REFINING &
  MARKETING)-1.32%
Petroleos Mexicanos-Series P
  (Mexico), Unsub. Yankee Notes,
  9.50%, 09/15/27                     2,600,000      2,697,110
--------------------------------------------------------------
Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                            2,010,000      1,778,850
--------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                            3,400,000      3,301,706
--------------------------------------------------------------
                                                     7,777,666
--------------------------------------------------------------
OIL (DOMESTIC INTEGRATED)-1.27%
Amerada Hess Corp., Bonds, 7.88%,
  10/01/29                            3,000,000      2,929,170
--------------------------------------------------------------
Occidental Petroleum Corp., Sr.
  Deb., 9.25%, 08/01/19               4,100,000      4,496,716
--------------------------------------------------------------
                                                     7,425,886
--------------------------------------------------------------
OIL (INTERNATIONAL
  INTEGRATED)-0.60%
YPF Sociedad Anonima (Argentina),
  Yankee Bonds, 9.13%, 02/24/09       3,500,000      3,546,620
--------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.67%
Domtar, Inc. (Canada), Unsec.
  Yankee Deb., 9.50%, 08/01/16        3,750,000      3,914,063
--------------------------------------------------------------
PHOTOGRAPHY/IMAGING-0.40%
Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                    2,220,000      2,342,100
--------------------------------------------------------------
POWER PRODUCERS
  (INDEPENDENT)-0.48%
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20 (Acquired
  04/30/98; Cost $2,004,940)(a)       1,977,000      1,823,980
--------------------------------------------------------------
Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                              985,892        971,103
--------------------------------------------------------------
                                                     2,795,083
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
PUBLISHING (NEWSPAPERS)-2.33%
News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34    $ 7,000,000   $  7,144,270
--------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13      5,250,000      5,585,895
--------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
    7.43%, 10/01/26                   1,000,000        973,470
--------------------------------------------------------------
                                                    13,703,635
--------------------------------------------------------------
RAILROADS-1.21%
CSX Corp., Sr. Unsec. Putable
  Deb., 7.25%, 05/01/27               7,250,000      7,090,573
--------------------------------------------------------------
REAL ESTATE INVESTMENT
  TRUSTS-0.88%
ERP Operating L.P., Unsec. Notes,
  7.13%, 10/15/17                     2,400,000      2,084,784
--------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.63%, 03/15/08              1,500,000      1,244,160
--------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17               2,000,000      1,807,080
--------------------------------------------------------------
                                                     5,136,024
--------------------------------------------------------------
RETAIL (SPECIALTY)-0.98%
Amazon.com, Inc., Conv. Deb.,
  4.75%, 02/01/09 (Acquired
  01/29/99; Cost $2,507,500)(a)       2,500,000      1,368,750
--------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06            715,000        559,488
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08             5,190,000      3,036,150
--------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                              820,000        795,400
--------------------------------------------------------------
                                                     5,759,788
--------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL)-0.25%
Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07             1,625,000      1,482,813
--------------------------------------------------------------
SAVINGS & LOAN COMPANIES-2.04%
Dime Capital Trust I-Series A,
  Gtd. Bonds, 9.33%, 05/06/27         2,020,000      1,876,035
--------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%, 03/15/03    5,050,000      4,827,245
--------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec.
  Notes, 7.13%, 02/15/04              1,500,000      1,449,915
--------------------------------------------------------------
Washington Mutual Cap I,
  Sec. Gtd. Bonds, 8.38%, 06/01/27    1,485,000      1,340,703
--------------------------------------------------------------
  Sub. Notes, 8.25%, 04/01/10         2,500,000      2,491,125
--------------------------------------------------------------
                                                    11,985,023
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.33%
Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                            1,850,000      1,956,375
--------------------------------------------------------------
SERVICES (EMPLOYMENT)-0.32%
MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                            1,980,000      1,871,100
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
SOVEREIGN DEBT-1.58%
Newfoundland (Province of)
  (Canada), Unsec. Yankee Deb.,
  9.00%, 06/01/19                   $ 4,000,000   $  4,569,160
--------------------------------------------------------------
Quebec (Province of)
  (Canada)-Series A, Medium Term
  Putable Yankee Notes, 6.29%,
  03/06/26(g)                         4,800,000      4,693,824
--------------------------------------------------------------
                                                     9,262,984
--------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.47%
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11         1,100,000      1,133,000
--------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                    1,940,000      1,619,900
--------------------------------------------------------------
Nextel Communications, Inc.,
  Sr. Notes, 12.00%, 11/01/08         3,375,000      3,645,000
--------------------------------------------------------------
  Sr. Notes, 12.75%, 08/01/10
    (Acquired 07/26/00; Cost
    $986,220)(a)                      1,000,000        997,500
--------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%,
  01/15/07                            2,000,000      1,230,000
--------------------------------------------------------------
                                                     8,625,400
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-3.50%
360networks Inc. (Canada),
  Sr. Unsec. Yankee Notes, 12.00%,
    08/01/09                          1,000,000        935,000
--------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                          1,430,000      1,426,425
--------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07      3,500,000      3,062,500
--------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07             1,500,000      1,087,500
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Unsec. Notes,
  11.25%, 01/15/09                    3,500,000      2,152,500
--------------------------------------------------------------
  12.75%, 10/15/09                    1,560,000        959,400
--------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%,
  10/15/19                            2,500,000      2,873,125
--------------------------------------------------------------
Versatel Telecom International
  N.V. (Netherlands), Sr. Yankee
  Notes, 13.25%, 05/15/08             1,370,000      1,411,100
--------------------------------------------------------------
Williams Communications Group,
  Inc., Sr. Unsec. Notes, 10.70%,
  10/01/07                            3,000,000      2,910,000
--------------------------------------------------------------
WorldCom, Inc., Notes, 8.00%,
  05/15/06                            3,650,000      3,720,701
--------------------------------------------------------------
                                                    20,538,251
--------------------------------------------------------------
TELEPHONE-5.19%
Alestra S.A. (Mexico), Sr. Yankee
  Notes, 12.63%, 05/15/09             2,380,000      2,314,550
--------------------------------------------------------------
AT&T Canada Inc. (Canada), Sr.
  Unsec. Yankee Notes 7.65%,
  09/15/06                            2,800,000      2,792,871
--------------------------------------------------------------
Bell Atlantic Financial Services,
  Inc.- Series REGS, Conv. Bonds,
  4.25%, 09/15/05                     2,700,000      3,170,100
--------------------------------------------------------------
CFW Communications Co., Sr. Notes,
  13.00%, 08/15/10 (Acquired
  07/21/00; Cost $1,750,328)(a)(f)    1,775,000      1,775,000
--------------------------------------------------------------
Deutsche Telekom International
  Finance B.V. (Netherlands),
  Unsec. Unsub. Yankee Bonds,
  8.00%, 06/15/10                     2,700,000      2,725,299
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
TELEPHONE-(CONTINUED)
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%, 02/15/08(b)  $ 4,000,000   $  2,248,960
--------------------------------------------------------------
Intermedia Communications,
  Inc.-Series B, Sr. Disc. Notes,
  11.25%, 07/15/07(b)                 2,300,000      1,552,500
--------------------------------------------------------------
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                            1,000,000        252,500
--------------------------------------------------------------
NTL Inc.-Series B, Sr. Disc.
  Notes, 11.50%, 02/01/06(b)          1,475,000      1,386,500
--------------------------------------------------------------
Qwest Communications International
  Inc., Sr. Unsec. Notes, 7.50%,
  11/01/08                            3,050,000      2,984,212
--------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.
  (Mexico), Conv. Yankee Notes,
  4.25%, 06/15/04                     3,000,000      3,817,500
--------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08             5,000,000      5,462,500
--------------------------------------------------------------
                                                    30,482,492
--------------------------------------------------------------
TRUCKERS-1.18%
North American Van Lines Inc., Sr.
  Sub. Notes, 13.38%, 12/01/09(d)     5,000,000      4,725,000
--------------------------------------------------------------
Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                    2,180,000      2,207,250
--------------------------------------------------------------
                                                     6,932,250
--------------------------------------------------------------
WASTE MANAGEMENT-2.97%
Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09(d)     4,920,000      4,317,300
--------------------------------------------------------------
Browning-Ferris Industries, Inc.,
  Deb.,
  7.40%, 09/15/35                     1,200,000        774,000
--------------------------------------------------------------
  9.25%, 05/01/21                     2,570,000      2,197,350
--------------------------------------------------------------
Waste Management, Inc., Sr. Unsec.
  Notes,
  7.13%, 10/01/07                     3,710,000      3,388,158
--------------------------------------------------------------
  7.13%, 12/15/17                       935,000        796,583
--------------------------------------------------------------
Unsec. Putable Notes, 7.10%,
  08/01/26                            6,270,000      5,984,339
--------------------------------------------------------------
                                                    17,457,730
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $526,526,492)                                497,738,360
--------------------------------------------------------------

                                     PRINCIPAL
                                     AMOUNT(h)
NON-U.S. DOLLAR DENOMINATED BONDS
  & NOTES-9.00%
AUSTRALIA-0.36%
State Bank New South Wales-Series
  E (Banks-Major Regional), Sr.
  Unsec. Gtd. Medium Term Notes,
  8.63%, 08/20/01 AUD                 3,600,000      2,126,493
--------------------------------------------------------------
CANADA-3.39%
AT&T Canada Inc. (Telephone), Sr.
  Unsec. Notes, 7.15%, 09/23/04CAD    1,150,000        780,007
--------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08        CAD    2,250,000      1,478,020
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
CANADA-(CONTINUED)
Canadian Pacific Ltd.-Series D
  (Manufacturing-Diversified),
  Unsec. Medium Term Notes, 5.85%,
  03/30/09 (Acquired 03/24/99;
  Cost $2,149,150)(a)          CAD    3,250,000   $  2,029,397
--------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes,
  10.40%, 05/15/08(b)          CAD    9,050,000      3,698,039
--------------------------------------------------------------
  11.75%, 08/13/07(b)          CAD    8,200,000      3,847,111
--------------------------------------------------------------
Export Development Corp.
  (Sovereign Debt), Sr. Unsec.
  Unsub. Notes, 6.50%, 12/21/04NZD    2,150,000        933,761
--------------------------------------------------------------
Microcell Telecommunications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.13%,
  10/15/07(b)  CAD                    3,500,000      1,653,831
--------------------------------------------------------------
Ontario (Province of) (Sovereign
  Debt), Unsec. Unsub. Notes,
  6.25%, 12/03/08 NZD                 2,500,000      1,019,756
--------------------------------------------------------------
Rogers Cablesystems
  (Broadcasting-Television, Radio
  & Cable), Sr. Sec. Second
  Priority Deb., 9.65%,
  01/15/14             CAD            3,300,000      2,352,862
--------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09            CAD             1,750,000      1,449,438
--------------------------------------------------------------
Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb.,
  6.45%, 12/18/06 (Acquired
  12/03/96; Cost $739,169)(a)  CAD    1,000,000        664,721
--------------------------------------------------------------
                                                    19,906,943
--------------------------------------------------------------
CAYMAN ISLANDS-0.52%
Sutton Bridge Financial Ltd.
  (Power Producers-Independent),
  Gtd. Euro Bonds, 8.63%,
  06/30/22(d)                 GBP     2,000,000      3,079,298
--------------------------------------------------------------
FRANCE-0.51%
Vivendi Environment (Waste
  Management), Conv. Bonds, 1.50%,
  01/01/05       EUR                  1,050,000      2,973,891
--------------------------------------------------------------
NETHERLANDS-1.23%
Grapes Communications N.V.
  (Telecommunications-Cellular/Wireless),
  Sr. Notes, 13.50%, 05/15/10
  (Acquired 05/03/00; Cost
  $12,085,640)(a)(f)                  2,300,000      1,919,822
--------------------------------------------------------------
Tecnost International
  N.V.-(Telephone) Series E, Gtd.
  Medium Term Notes, 6.13%,
  07/30/09                         EUR   2,050,000    1,769,144
--------------------------------------------------------------
Tele1 Europe B.V.
  (Telecommunications-Long
  Distance), Sr. Notes, 11.88%,
  12/01/09 EUR                        3,750,000      3,504,022
--------------------------------------------------------------
                                                     7,192,988
--------------------------------------------------------------
NEW ZEALAND-0.35%
Inter-American Development Bank
  (Banks- Money Center), Unsec.
  Bonds, 5.75%, 04/15/04       NZD    4,750,000      2,029,258
--------------------------------------------------------------
NORWAY-0.39%
Enitel ASA
  (Telecommunications-Long
  Distance), Sr. Notes, 12.50%,
  04/15/10 EUR                        2,500,000      2,272,253
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
UNITED KINGDOM-2.25%
Airtours PLC (Services-Commercial
  & Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98; Cost $3,091,887)(a)GBP    1,869,000   $  2,566,138
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (Broadcasting-Television, Radio
  & Cable), Sr. Gtd. Unsec. Unsub.
  Notes, 7.75%, 07/09/09       GBP    1,750,000      2,528,772
--------------------------------------------------------------
Energis PLC (Telephone), Sr.
  Notes, 9.13%, 03/15/10       GBP    3,000,000      4,320,176
--------------------------------------------------------------
Jazztel PLC (Telephone), Sr.
  Unsec. Notes, 13.25%,
  12/15/09                 EUR        2,260,000      1,907,394
--------------------------------------------------------------
Scotia Holdings PLC (Health
  Care-Drugs- Generic & Other),
  Conv. Unsec. Notes, 8.50%,
  03/26/02                  GBP       1,500,000      1,915,604
--------------------------------------------------------------
                                                    13,238,084
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $60,180,822)                            52,819,208
--------------------------------------------------------------

                                      SHARES
STOCKS & OTHER EQUITY
  INTERESTS-2.72%
BANKS (REGIONAL)-1.06%
First Republic Capital
  Corp.-Series A-Pfd. (Acquired
  05/26/99; Cost $3,500,000)(a)           3,500      3,141,250
--------------------------------------------------------------
Westpac Banking Corp., STRYPES
  Trust-$3.14 Conv. Pfd.                 95,000      3,069,688
--------------------------------------------------------------
                                                     6,210,938
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.00%
Knology Inc.-Wts., expiring
  10/22/07 (Acquired 03/12/98;
  Cost $0)(a)(i)                          4,100         10,250
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.04%
Equinix Inc.-Wts., expiring
  12/01/07 (Acquired 05/30/00;
  Cost $0)(a)(i)                          3,540        247,800
--------------------------------------------------------------
COMPUTERS (SOFTWARE &
  SERVICES)-0.24%
Microsoft Corp.(j)                       20,291      1,416,582
--------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.00%
Electronic Retailing Systems
  International, Inc.-Wts.,
  expiring 02/01/04(i)                    3,630          3,630
--------------------------------------------------------------
FOODS-0.13%
Ralston Purina Group.-$4.34 Conv.
  Pfd.                                   23,000        764,750
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.02%
O'Sullivan Industries, Inc.-Wts.,
  expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(a)(i)                6,000         90,000
--------------------------------------------------------------
METAL FABRICATORS-0.00%
Gulf States Steel, Inc.-Wts.,
  expiring 04/15/03(i)                    1,650             --
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.33%
Cendant Corp.-$3.75 Conv. PRIDES         78,000      1,579,500
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
SERVICES (COMMERCIAL & CONSUMER)-(CONTINUED)
Cendant Corp.-Rts., expiring
  02/14/01(i)                            50,000   $    375,000
--------------------------------------------------------------
                                                     1,954,500
--------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.38%
Clearnet Communications Inc.-Class
  A-ADR (Canada)(j)                       5,874        165,206
--------------------------------------------------------------
Loral Space & Communications
  Ltd.(j)                                 2,059         10,681
--------------------------------------------------------------
WebLink Wireless, Inc.(j)               204,685      2,059,643
--------------------------------------------------------------
                                                     2,235,530
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-0.52%
Enitel ASA (Norway)-Wts., expiring
  04/05/05(i)                             2,500         23,186
--------------------------------------------------------------
Versatel Telecom International
  N.V.-ADR (Netherlands)(j)              17,663        565,216
--------------------------------------------------------------
Viatel, Inc., $3.88 Conv. Pfd.
  (Acquired 04/07/00; Cost
  $5,000,000)(a)                        100,000      2,462,500
--------------------------------------------------------------
                                                     3,050,902
--------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost $21,633,642)                  15,984,882
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY NOTES-1.47%
  6.63%, 05/31/02                   $ 3,000,000   $  3,013,710
--------------------------------------------------------------
  6.75%, 05/15/05                     5,500,000      5,636,620
--------------------------------------------------------------
                                                     8,650,330
--------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $8,629,961)                              8,650,330
--------------------------------------------------------------

                                      SHARES
MONEY MARKET FUNDS-0.48%
STIC Liquid Assets Portfolio(k)       1,416,926      1,416,926
--------------------------------------------------------------
STIC Prime Portfolio(k)               1,416,926      1,416,926
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $2,833,852)                                    2,833,852
--------------------------------------------------------------
TOTAL INVESTMENTS-98.43% (Cost
  $619,804,769)                                    578,026,632
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.57%                                  9,202,630
--------------------------------------------------------------
NET ASSETS-100.00%                                $587,229,262
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
AUD    - Australian Dollar
CAD    - Canadian Dollar
Conv.   - Convertible
Ctfs.    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR    - Euro
GBP    - British Pound Sterling
Gtd.    - Guaranteed
NZD    - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redemption Increase Dividend Equity Security
REIT    - Real Estate Investment Trust
REGS   - Regulation S
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 07/31/00 was $53,183,661 which represented 9.06% of the Fund's net assets.
(b)Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d)Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(e)Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(f)Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(g)Step-up bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)Foreign denominated security. Par value is denominated in currency indicated.
(i)Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j)Non-income producing security.
(k)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.
                                     FS-39

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-83.31%
AIR FREIGHT-0.69%
Atlas Air, Inc., Sr. Unsec. Notes,
  10.75%, 08/01/05                  $ 3,970,000   $  4,089,100
--------------------------------------------------------------
AIRLINES-4.21%
Air 2 US-Series C, Equipment Trust
  Ctfs., 10.13%, 10/01/20
  (Acquired 10/28/99; Cost
  $3,750,000)(a)                      3,750,000      3,898,200
--------------------------------------------------------------
Airplanes Pass Through
  Trust-Series D, Gtd. Sub. Bonds,
  10.88%, 03/15/19                    1,787,737      1,453,457
--------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                       700,000        674,170
--------------------------------------------------------------
  10.38%, 12/15/22                    4,000,000      4,287,040
--------------------------------------------------------------
  Equipment Trust Ctfs., 10.50%,
    04/30/16                          5,000,000      5,721,450
--------------------------------------------------------------
Dunlop Standard Aerospace Holdings
  PLC (United Kingdom), Sr. Unsec.
  Yankee Sub. Notes, 11.88%,
  05/15/09                            2,700,000      2,659,500
--------------------------------------------------------------
United Air Lines, Inc.,
  Deb., 9.75%, 08/15/21 (Acquired
    09/23/99; Cost $4,205,475)(a)     3,750,000      3,618,562
--------------------------------------------------------------
  Series 95A2, Pass Through Ctfs.,
    9.56%, 10/19/18                   2,325,000      2,565,823
--------------------------------------------------------------
                                                    24,878,202
--------------------------------------------------------------
AUTO PARTS & EQUIPMENT-0.76%
Advance Stores Co., Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/15/08                    2,585,000      2,106,775
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                            2,640,000      2,376,000
--------------------------------------------------------------
                                                     4,482,775
--------------------------------------------------------------
AUTOMOBILES-0.40%
DaimlerChrysler N.A. Holding
  Corp., Gtd. Notes, 8.00%,
  06/15/10                            2,300,000      2,340,710
--------------------------------------------------------------
BANKS (MAJOR REGIONAL)-2.37%
BB&T Corp., Putable Sub. Notes,
  6.38%, 06/30/05                     1,000,000        935,650
--------------------------------------------------------------
Crestar Financial Corp., Sub.
  Notes, 8.75%, 11/15/04                645,000        669,097
--------------------------------------------------------------
Midland Bank PLC (United Kingdom),
  Yankee Sub. Notes, 7.65%,
  05/01/25                            1,870,000      1,864,222
--------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24         3,650,000      3,667,666
--------------------------------------------------------------
Republic New York Corp.,
  Sub. Deb., 9.50%, 04/15/14          2,750,000      3,044,002
--------------------------------------------------------------
  Sub. Notes, 9.70%, 02/01/09         2,500,000      2,735,775
--------------------------------------------------------------
Union Planters Bank N.A., Unsec.
  Sub. Notes, 6.50%, 03/15/08         1,240,000      1,085,769
--------------------------------------------------------------
                                                    14,002,181
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BANKS (MONEY CENTER)-1.53%
First Union Corp., Putable Sub.
  Deb.,
  6.55%, 10/15/35                   $   660,000   $    622,783
--------------------------------------------------------------
  7.50%, 04/15/35                     5,000,000      4,931,650
--------------------------------------------------------------
NCNB Corp., Sub. Notes, 9.38%,
  09/15/09                            3,200,000      3,493,056
--------------------------------------------------------------
                                                     9,047,489
--------------------------------------------------------------
BANKS (REGIONAL)-2.06%
Banponce Trust I-Series A, Gtd.
  Notes, 8.33%, 02/01/27              3,000,000      2,660,760
--------------------------------------------------------------
Mercantile Bancorp., Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07         3,585,000      3,461,748
--------------------------------------------------------------
NBD Bank N.A. Michigan, Putable
  Sub. Deb., 8.25%, 11/01/24          2,800,000      2,885,792
--------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Sec. Bonds, 8.88%, 03/15/27    3,800,000      3,121,662
--------------------------------------------------------------
                                                    12,129,962
--------------------------------------------------------------
BEVERAGES (ALCOHOLIC)-0.67%
J Seagram & Sons, Gtd. Deb.,
  9.65%, 08/15/18                     3,500,000      3,976,805
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-7.74%
AT&T Corp.-Liberty Media Group,
  Bonds, 7.88%, 07/15/09              1,500,000      1,447,530
--------------------------------------------------------------
  Sr. Unsec. Deb., 8.25%, 02/01/30    3,400,000      3,140,750
--------------------------------------------------------------
British Sky Broadcasting Group PLC
  (United Kingdom), Sr. Unsec.
  Gtd. Yankee Notes, 8.20%,
  07/15/09                            5,400,000      5,094,198
--------------------------------------------------------------
CF Cable TV Inc. (Canada), Sr.
  Sec. Priority Yankee Notes,
  9.13%, 07/15/07                     2,000,000      2,116,360
--------------------------------------------------------------
Charter Communications Holdings,
  LLC/Charter Communications
  Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%,
  04/01/11(b)                         2,500,000      1,431,250
--------------------------------------------------------------
Comcast Cable Communications,
  Notes, 8.88%, 05/01/17              5,000,000      5,371,000
--------------------------------------------------------------
  Sr. Unsec. Notes, 8.50%,
    05/01/27                          3,000,000      3,145,080
--------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  02/16/00; Cost $3,771,614)(a)       3,800,000      3,781,418
--------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.
  Deb.,
  Sr. Unsec. Deb., 7.88%, 02/15/18    1,000,000        922,940
--------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%,
    12/15/07                          6,850,000      6,641,280
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(b)                         3,930,000      2,456,250
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.88%, 10/15/07(b)          4,100,000      2,224,250
--------------------------------------------------------------
Lenfest Communications, Inc., Sr.
  Unsec. Sub. Notes, 8.25%,
  02/15/08                            5,000,000      4,953,350
--------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Netherlands)-Series B, Sr.
  Unsec. Disc. Yankee Notes,
  13.38%, 11/01/09(b)                 6,000,000      2,940,000
--------------------------------------------------------------
                                                    45,665,656
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
BUILDING MATERIALS-0.48%
Blount Inc., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 08/01/09           $ 2,750,000   $  2,818,750
--------------------------------------------------------------
CHEMICALS-0.48%
Sterling Chemicals, Inc.-Series B,
  Sr. Gtd. Sec. Sub. Notes,
  12.38%, 07/15/06                    2,750,000      2,846,250
--------------------------------------------------------------
CHEMICALS (SPECIALTY)-0.02%
Key Plastics Holdings, Inc.-Series
  B, Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 03/15/07(c)                 1,325,000        139,125
--------------------------------------------------------------
COMPUTERS (HARDWARE)-0.37%
Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/20/98; Cost
  $2,000,000)(a)                      2,000,000      1,450,000
--------------------------------------------------------------
Lattice Semiconductor Corp., Conv.
  Notes, 4.75%, 11/01/06 (Acquired
  12/03/99; Cost $538,200)(a)           390,000        705,412
--------------------------------------------------------------
                                                     2,155,412
--------------------------------------------------------------
COMPUTERS (NETWORKING)-0.34%
Exodus Communications, Inc., Sr.
  Unsec. Notes, 11.25%, 07/01/08      2,025,000      2,014,875
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.62%
Equinix Inc., Sr. Notes, 13.00%,
  12/01/07(d)(e)                      3,540,000      3,655,050
--------------------------------------------------------------
CONSUMER FINANCE-2.56%
Capital One Financial Corp.,
  Unsec. Notes, 7.25%, 05/01/06       2,500,000      2,306,150
--------------------------------------------------------------
CitiFinancial Credit Co., Putable
  Notes, 7.88%, 02/01/25              1,400,000      1,410,738
--------------------------------------------------------------
Countrywide Home Loans,
  Inc.-Series H, Unsec. Gtd.
  Medium Term Sub Notes, 6.25%,
  04/15/09                            1,600,000      1,397,712
--------------------------------------------------------------
General Motors Acceptance Corp.,
  Notes, 5.75%, 11/10/03              2,500,000      2,386,100
--------------------------------------------------------------
Household Finance Corp., Sr.
  Unsec. Notes, 8.00%, 05/09/05       2,500,000      2,519,125
--------------------------------------------------------------
MBNA Capital I-Series A, Gtd.
  Bonds, 8.28%, 12/01/26              6,065,000      5,084,047
--------------------------------------------------------------
                                                    15,103,872
--------------------------------------------------------------
DISTRIBUTORS (FOOD & HEALTH)-0.23%
Fleming Companies, Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.63%, 07/31/07                    1,600,000      1,352,000
--------------------------------------------------------------
ELECTRIC COMPANIES-6.69%
Cleveland Electric Illuminating
  Co. (The)- Series D, Sr. Sec.
  Notes, 7.88%, 11/01/17              3,800,000      3,638,895
--------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 8.13%, 05/15/02                850,000        847,033
--------------------------------------------------------------
El Paso Electric Co.-Series E,
  Sec. First Mortgage Bonds,
  9.40%, 05/01/11                     3,000,000      3,163,560
--------------------------------------------------------------
Indiana Michigan Power Co.-Series
  F, Sec. Lease Obligation Bonds,
  9.82%, 12/07/22                     4,967,714      5,374,371
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
ELECTRIC COMPANIES-(CONTINUED)
Niagara Mohawk Holdings Inc.,
  First Mortgage Notes, 7.75%,
    05/15/06                        $ 4,300,000   $  4,262,031
--------------------------------------------------------------
  Series H, Sr. Unsec. Disc.
    Notes, 8.50%, 07/01/10(b)        10,000,000      7,649,300
--------------------------------------------------------------
Public Service Company of New
  Mexico- Series A, Sr. Unsec.
  Notes, 7.10%, 08/01/05              1,200,000      1,166,412
--------------------------------------------------------------
Southern Energy, Inc., Sr. Notes,
  7.90%, 07/15/09 (Acquired
  07/21/99-12/03/99; Cost
  $5,978,820)(a)                      6,000,000      5,551,320
--------------------------------------------------------------
Texas-New Mexico Power Co., Sr.
  Sec. Notes, 6.25%, 01/15/09         4,050,000      3,476,317
--------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 7.13%, 08/01/09       5,352,000      4,384,572
--------------------------------------------------------------
                                                    39,513,811
--------------------------------------------------------------
ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.55%
Israel Electric Corp. Ltd.
  (Israel),
  Series E, Sr. Sec. Medium Term
    Yankee Notes, 7.75%, 03/01/09
    (Acquired 04/13/00; Cost
    $2,138,136)(a)                    2,200,000      2,125,200
--------------------------------------------------------------
  Yankee Deb., 7.75%, 12/15/27
    (Acquired 06/09/00; Cost
    $1,141,374)(a)                    1,300,000      1,138,878
--------------------------------------------------------------
                                                     3,264,078
--------------------------------------------------------------
ENGINEERING & CONSTRUCTION-0.38%
Morrison Knudsen Corp., Sr. Notes,
  11.00%, 07/01/10 (Acquired
  06/28/00; Cost $2,233,395)(a)       2,250,000      2,244,375
--------------------------------------------------------------
ENTERTAINMENT-2.32%
Callahan Nordrhein Westfalen
  (Denmark), Sr. Yankee Notes,
  14.00%, 07/15/10 (Acquired
  06/29/00; Cost $1,100,000)(a)       1,100,000      1,101,375
--------------------------------------------------------------
Time Warner Inc., Deb.,
  9.13%, 01/15/13                     5,000,000      5,434,900
--------------------------------------------------------------
  9.15%, 02/01/23                     6,500,000      7,133,620
--------------------------------------------------------------
                                                    13,669,895
--------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-3.86%
Associates Corp. of North America,
  Sr. Deb., 6.95%, 11/01/18           1,000,000        884,380
--------------------------------------------------------------
Beaver Valley Funding Corp., Sec.
  Lease Obligations Deb., 9.00%,
  06/01/17                            1,500,000      1,483,665
--------------------------------------------------------------
Citicorp Lease-Class A2, Series
  1999-1, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00; Cost $2,172,874)(a)       2,200,000      2,193,576
--------------------------------------------------------------
General Electric Capital
  Corp.-Series A, Medium Term
  Notes, 7.38%, 01/19/10              5,600,000      5,650,064
--------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec.
  Notes,
  7.38%, 11/01/09                     1,750,000      1,647,520
--------------------------------------------------------------
  8.00%, 06/15/05                     2,300,000      2,295,009
--------------------------------------------------------------
Hutchison Delta Finance
  Ltd.-Series REGS (Cayman
  Islands), Conv. Unsec. Euro
  Notes, 7.00%, 11/08/02              2,000,000      2,350,000
--------------------------------------------------------------
Source One Mortgage Services
  Corp., Deb., 9.00%, 06/01/12        1,130,000      1,200,627
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)
Sumitomo Bank International
  Finance N.V. (Japan), Gtd. Sub.
  Yankee Notes, 8.50%, 06/15/09     $ 4,350,000   $  4,407,289
--------------------------------------------------------------
Sun Canada Financial Co., Gtd.
  Sub. Notes, 6.63%, 12/15/07
  (Acquired 10/14/99; Cost
  $654,311)(a)                          700,000        667,533
--------------------------------------------------------------
                                                    22,779,663
--------------------------------------------------------------
FOODS-0.85%
Grand Metropolitan Investment,
  Gtd. Bonds, 7.45%, 04/15/35         5,000,000      5,006,000
--------------------------------------------------------------
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.60%
Venetian Casino Resort LLC, Sec.
  Gtd. Mortgage Notes, 12.25%,
  11/15/04                            3,500,000      3,552,500
--------------------------------------------------------------
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.35%
Warner Chilcott, Inc., Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08(d)     2,000,000      2,050,000
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.49%
O'Sullivan Industries, Inc., Sr.
  Sub. Notes, 13.38%, 10/15/09        3,000,000      2,902,500
--------------------------------------------------------------
HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.45%
Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24       2,500,000      2,646,125
--------------------------------------------------------------
INSURANCE (LIFE/HEALTH)-1.06%
American General Finance Corp.,
  Sr. Notes, 8.45%, 10/15/09          2,100,000      2,159,472
--------------------------------------------------------------
Americo Life, Inc., Sr. Sub.
  Notes, 9.25%, 06/01/05              1,000,000        945,000
--------------------------------------------------------------
John Hancock Global Funding II,
  Sec. Medium Term Notes, 7.90%,
  07/02/10 (Acquired 06/23/00;
  Cost $1,995,220)(a)                 2,000,000      2,013,800
--------------------------------------------------------------
Torchmark Corp., Notes, 7.88%,
  05/15/23                            1,325,000      1,127,668
--------------------------------------------------------------
                                                     6,245,940
--------------------------------------------------------------
INSURANCE (MULTI-LINE)-0.43%
AIG SunAmerica Global Financing
  II, Sr. Sec. Notes, 7.60%,
  06/15/05 (Acquired 06/08/00;
  Cost $2,500,000)(a)                 2,500,000      2,518,025
--------------------------------------------------------------
INSURANCE (PROPERTY &
  CASUALTY)-1.48%
GE Global Insurance Holdings
  Corp., Notes, 7.75%, 06/15/30       4,800,000      4,760,112
--------------------------------------------------------------
Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee
  Notes,
  7.00%, 05/15/08                     2,000,000      1,873,480
--------------------------------------------------------------
  7.20%, 08/15/07                     2,200,000      2,094,466
--------------------------------------------------------------
                                                     8,728,058
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
INVESTMENT BANKING/BROKERAGE-1.72%
Lehman Brothers Holdings Inc.,
  Notes, 8.50%, 08/01/15            $ 4,490,000   $  4,426,691
--------------------------------------------------------------
  Sr. Sub. Notes, 7.38%, 01/15/07     3,585,000      3,403,025
--------------------------------------------------------------
  Series E, Medium Term Notes,
    9.09%, 02/10/28(f)                8,700,000        679,557
--------------------------------------------------------------
  Putable Sr. Notes, 8.80%,
    03/01/15                          1,640,000      1,657,417
--------------------------------------------------------------
                                                    10,166,690
--------------------------------------------------------------
IRON & STEEL-0.15%
Acme Metals Inc., Sr. Unsec. Gtd.
  Notes, 10.88%, 12/15/07(c)          3,240,000        502,200
--------------------------------------------------------------
GS Technologies Operating Co.,
  Inc., Sr. Gtd. Notes, 12.00%,
  09/01/04                            1,585,000        404,175
--------------------------------------------------------------
                                                       906,375
--------------------------------------------------------------
LEISURE TIME (PRODUCTS)-0.27%
Marvel Enterprises, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 12.00%,
  06/15/09                            2,075,000      1,602,937
--------------------------------------------------------------
LODGING-HOTELS-0.30%
John Q. Hammons Hotels, Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                            2,000,000      1,760,000
--------------------------------------------------------------
MANUFACTURING (DIVERSIFIED)-0.22%
Anthony Crane Rentals LP-Series B,
  Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 08/01/08                    1,500,000        982,500
--------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07(c)     2,310,000        334,950
--------------------------------------------------------------
                                                     1,317,450
--------------------------------------------------------------
MANUFACTURING (SPECIALIZED)-0.79%
Brand Scaffold Services, Inc., Sr.
  Unsec. Notes, 10.25%, 02/15/08      1,600,000      1,416,000
--------------------------------------------------------------
MMI Products, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 11.25%,
  04/15/07                            2,070,000      2,038,950
--------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  12.75%, 06/15/10 (Acquired
  06/15/00; Cost $1,163,834)(a)       1,180,000      1,182,950
--------------------------------------------------------------
                                                     4,637,900
--------------------------------------------------------------
METALS MINING-0.90%
Centaur Mining and Exploration
  Ltd. (Australia), Sr. Gtd.
  Yankee Notes, 11.00%, 12/01/07      2,500,000      2,012,500
--------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec.
  Yankee Deb., 7.05%, 11/01/05        3,500,000      3,325,280
--------------------------------------------------------------
                                                     5,337,780
--------------------------------------------------------------
NATURAL GAS-3.10%
Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                     3,550,000      3,121,764
--------------------------------------------------------------
Enron Corp.,
  Series A, Medium Term Notes,
    8.38%, 05/23/05                   1,750,000      1,797,198
--------------------------------------------------------------
  Sr. Sub. Deb., 8.25%, 09/15/12      4,100,000      4,184,870
--------------------------------------------------------------
KN Capital Trust III, Gtd. Sub.
  Bonds, 7.63%, 04/15/28              2,500,000      2,150,475
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
NATURAL GAS-(CONTINUED)
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                          $ 3,000,000   $  3,134,430
--------------------------------------------------------------
Sonat Inc., Unsec. Notes, 7.63%,
  07/15/11                            4,000,000      3,921,440
--------------------------------------------------------------
                                                    18,310,177
--------------------------------------------------------------
OIL & GAS (DRILLING &
  EQUIPMENT)-0.54%
NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09              3,400,000      3,203,344
--------------------------------------------------------------
OIL & GAS (EXPLORATION &
  PRODUCTION)-2.08%
Den Norske Stats Oljeselskap
  (Norway), Yankee Deb., 7.38%,
  05/01/16 (Acquired 06/01/00;
  Cost $2,064,678)(a)                 2,200,000      2,081,860
--------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%,
  08/15/06                            3,500,000      3,491,040
--------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07        3,750,000      3,582,338
--------------------------------------------------------------
Union Pacific Resources Group
  Inc., Unsec. Deb., 7.50%,
  10/15/26                            3,350,000      3,148,565
--------------------------------------------------------------
                                                    12,303,803
--------------------------------------------------------------
OIL & GAS (REFINING &
  MARKETING)-0.85%
Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.13%,
  07/01/06                            2,010,000      1,718,550
--------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                            3,400,000      3,291,914
--------------------------------------------------------------
                                                     5,010,464
--------------------------------------------------------------
OIL (DOMESTIC INTEGRATED)-1.26%
Amerada Hess Corp., Bonds, 7.88%,
  10/01/29                            3,000,000      2,933,220
--------------------------------------------------------------
Occidental Petroleum Corp., Sr.
  Deb., 9.25%, 08/01/19               4,100,000      4,472,854
--------------------------------------------------------------
                                                     7,406,074
--------------------------------------------------------------
OIL (INTERNATIONAL
  INTEGRATED)-0.60%
YPF Sociedad Anonima (Argentina),
  Yankee Bonds, 9.13%, 02/24/09       3,500,000      3,559,675
--------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.66%
Domtar, Inc. (Canada), Unsec.
  Yankee Deb., 9.50%, 08/01/16        3,750,000      3,914,063
--------------------------------------------------------------
PHOTOGRAPHY/IMAGING-0.40%
Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                    2,220,000      2,328,225
--------------------------------------------------------------
POWER PRODUCERS
  (INDEPENDENT)-0.47%
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20 (Acquired
  04/30/98; Cost $1,981,883)(a)       1,977,000      1,799,129
--------------------------------------------------------------
Panda Funding Corp., Series A-1,
  Pooled Project Bonds, 11.63%,
  08/20/12                              985,892        971,103
--------------------------------------------------------------
                                                     2,770,232
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
PUBLISHING (NEWSPAPERS)-2.32%
News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34    $ 7,000,000   $  7,121,310
--------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13      5,250,000      5,621,175
--------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
    7.43%, 10/01/26                   1,000,000        961,540
--------------------------------------------------------------
                                                    13,704,025
--------------------------------------------------------------
RAILROADS-1.19%
CSX Corp., Sr. Unsec. Putable
  Deb., 7.25%, 05/01/27               7,250,000      7,045,623
--------------------------------------------------------------
REAL ESTATE INVESTMENT
  TRUSTS-0.84%
ERP Operating L.P., Unsec. Notes,
  7.13%, 10/15/17                     2,400,000      1,987,872
--------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.63%, 03/15/08              1,500,000      1,243,290
--------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17               2,000,000      1,751,580
--------------------------------------------------------------
                                                     4,982,742
--------------------------------------------------------------
RETAIL (SPECIALTY)-1.07%
Amazon.com, Inc., Conv. Deb.,
  4.75%, 02/01/09 (Acquired
  01/29/99; Cost $2,507,500)(a)       2,500,000      1,584,375
--------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd.
  Sub. Deb, 11.00%, 11/01/06            715,000        661,375
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 06/01/08             5,190,000      3,243,750
--------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 11.00%,
  08/15/08                              820,000        799,500
--------------------------------------------------------------
                                                     6,289,000
--------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL)-0.26%
Big 5 Corp.-Series B, Sr. Unsec.
  Notes, 10.88%, 11/15/07             1,625,000      1,511,250
--------------------------------------------------------------
SAVINGS & LOAN COMPANIES-2.07%
Dime Capital Trust I-Series A,
  Gtd. Bonds, 9.33%, 05/06/27         2,380,000      2,176,629
--------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%, 03/15/03    5,050,000      4,789,925
--------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec.
  Notes, 7.13%, 02/15/04              1,500,000      1,446,345
--------------------------------------------------------------
Washington Mutual Cap I,
  Sec. Gtd. Bonds, 8.38%, 06/01/27    1,485,000      1,331,778
--------------------------------------------------------------
  Sub. Notes, 8.25%, 04/01/10         2,500,000      2,484,900
--------------------------------------------------------------
                                                    12,229,577
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.33%
Avis Group Holdings, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.00%,
  05/01/09                            1,850,000      1,937,875
--------------------------------------------------------------
SERVICES (EMPLOYMENT)-0.32%
MSX International, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 11.38%,
  01/15/08                            1,980,000      1,881,000
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
SOVEREIGN DEBT-1.56%
Newfoundland (Province of)
  (Canada), Unsec. Yankee Deb.,
  9.00%, 06/01/19                   $ 4,000,000   $  4,511,080
--------------------------------------------------------------
Quebec (Province of)
  (Canada)-Series A, Medium Term
  Putable Yankee Notes, 6.29%,
  03/06/26(g)                         4,800,000      4,684,368
--------------------------------------------------------------
                                                     9,195,448
--------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.24%
Crown Castle International Corp.,
  Sr. Notes, 10.75%, 08/01/11         1,100,000      1,122,000
--------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes,
  11.88%, 06/15/05                    1,940,000      1,387,100
--------------------------------------------------------------
Nextel Communications, Inc., Sr.
  Notes, 12.00%, 11/01/08             3,375,000      3,645,000
--------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Sub. Notes, 11.25%,
  01/15/07                            2,000,000      1,170,000
--------------------------------------------------------------
                                                     7,324,100
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-4.31%
360networks Inc. (Canada),
  Sr. Unsec. Yankee Notes, 12.00%,
    08/01/09                          1,000,000        955,000
--------------------------------------------------------------
  Sr. Yankee Notes, 12.50%,
    12/15/05                          1,430,000      1,472,900
--------------------------------------------------------------
Destia Communications, Inc., Sr.
  Unsec. Notes, 13.50%, 07/15/07      3,500,000      3,132,500
--------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Unsec. Yankee
  Notes, 11.50%, 12/15/07             1,500,000      1,177,500
--------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Unsec. Notes,
  11.25%, 01/15/09                    3,500,000      2,747,500
--------------------------------------------------------------
  12.75%, 10/15/09                    1,560,000      1,255,800
--------------------------------------------------------------
RSL Communications PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee
  Notes, 12.88%, 03/01/10
  (Acquired 02/14/00; Cost
  $4,965,000)(a)                      5,000,000      3,725,000
--------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%,
  10/15/19                            2,500,000      2,841,150
--------------------------------------------------------------
Versatel Telecom International
  N.V. (Netherlands), Sr. Yankee
  Notes, 13.25%, 05/15/08             1,370,000      1,404,250
--------------------------------------------------------------
Williams Communications Group,
  Inc., Sr. Unsec. Notes, 10.70%,
  10/01/07                            3,000,000      2,985,000
--------------------------------------------------------------
WorldCom, Inc., Notes, 8.00%,
  05/15/06                            3,650,000      3,703,546
--------------------------------------------------------------
                                                    25,400,146
--------------------------------------------------------------
TELEPHONE-4.39%
Alestra S.A. (Mexico), Sr. Yankee
  Notes, 12.63%, 05/15/09             2,380,000      2,142,000
--------------------------------------------------------------
AT&T Canada Inc. (Canada), Sr.
  Unsec. Yankee Notes 7.65%,
  09/15/06                            2,800,000      2,775,962
--------------------------------------------------------------
Bell Atlantic Financial Services,
  Inc.- Series REGS, Conv. Bonds,
  4.25%, 09/15/05                     2,700,000      3,268,480
--------------------------------------------------------------
Deutsche Telekom International
  Finance B.V. (Netherlands),
  Unsec. Unsub. Yankee Bonds,
  8.00%, 06/15/10                     2,700,000      2,729,889
--------------------------------------------------------------
ICG Services, Inc., Sr. Unsec.
  Disc. Notes, 10.00%, 02/15/08(b)    4,000,000      2,224,160
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
TELEPHONE-(CONTINUED)
Logix Communications Enterprises,
  Sr. Unsec. Notes, 12.25%,
  06/15/08                          $ 1,000,000   $    352,500
--------------------------------------------------------------
Qwest Communications International
  Inc., Sr. Unsec. Notes, 7.50%,
  11/01/08                            3,050,000      2,947,062
--------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.
  (Mexico), Conv. Yankee Notes,
  4.25%, 06/15/04                     3,000,000      4,035,000
--------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec.
  Notes, 15.00%, 07/01/08             5,000,000      5,462,500
--------------------------------------------------------------
                                                    25,937,553
--------------------------------------------------------------
TRUCKERS-1.17%
North American Van Lines Inc., Sr.
  Sub. Notes, 13.38%, 12/01/09(d)     5,000,000      4,725,000
--------------------------------------------------------------
Travelcenters of America, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.25%, 04/01/07                    2,180,000      2,207,250
--------------------------------------------------------------
                                                     6,932,250
--------------------------------------------------------------
WASTE MANAGEMENT-2.89%
Allied Waste North America
  Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 08/01/09(d)     4,920,000      4,132,800
--------------------------------------------------------------
Browning-Ferris Industries, Inc.,
  Deb.,
  7.40%, 09/15/35                     1,200,000        750,000
--------------------------------------------------------------
  9.25%, 05/01/21                     2,570,000      2,068,850
--------------------------------------------------------------
Waste Management, Inc., Sr. Unsec.
  Notes,
  7.13%, 10/01/07                     3,710,000      3,395,318
--------------------------------------------------------------
  7.13%, 12/15/17                       935,000        772,974
--------------------------------------------------------------
  Unsec. Putable Notes, 7.10%,
    08/01/26                          6,270,000      5,967,284
--------------------------------------------------------------
                                                    17,087,226
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $523,626,173)                                491,812,188
--------------------------------------------------------------

                                     PRINCIPAL
                                     AMOUNT(h)
NON-U.S. DOLLAR DENOMINATED BONDS
  & NOTES-9.08%
AUSTRALIA-0.37%
State Bank New South Wales-Series
  E (Banks-Major Regional), Sr.
  Unsec. Gtd. Medium Term Notes,
  8.63%, 08/20/01 AUD                 3,600,000      2,200,827
--------------------------------------------------------------
CANADA-3.38%
AT&T Canada Inc. (Telephone), Sr.
  Unsec. Notes, 7.15%, 09/23/04CAD    1,150,000        785,929
--------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08        CAD    2,250,000      1,491,097
--------------------------------------------------------------
Canadian Pacific Ltd.-Series D
  (Manufacturing-Diversified),
  Unsec. Medium Term Notes, 5.85%,
  03/30/09 (Acquired 03/24/99;
  Cost $2,149,250)(a)          CAD    3,250,000      2,037,336
--------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes,
  10.40%, 05/15/08(b)          CAD    9,050,000      3,716,789
--------------------------------------------------------------
  11.75%, 08/13/07(b)          CAD    8,200,000      3,852,758
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
CANADA-(CONTINUED)
Export Development Corp.
  (Sovereign Debt), Sr. Unsec.
  Unsub. Notes, 6.50%, 12/21/04NZD    2,150,000   $    960,413
--------------------------------------------------------------
Microcell Telecommunications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.13%,
  10/15/07(b)  CAD                    3,500,000      1,567,570
--------------------------------------------------------------
Ontario (Province of) (Sovereign
  Debt), Unsec. Unsub. Notes,
  6.25%, 12/03/08 NZD                 2,500,000      1,044,765
--------------------------------------------------------------
Rogers Cablesystems
  (Broadcasting-Television, Radio
  & Cable), Sr. Sec. Second
  Priority Deb., 9.65%,
  01/15/14             CAD            3,300,000      2,348,060
--------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09            CAD             1,750,000      1,458,077
--------------------------------------------------------------
Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb.,
  6.45%, 12/18/06 (Acquired
  12/03/96; Cost $739,169)(a)  CAD    1,000,000        670,072
--------------------------------------------------------------
                                                    19,932,866
--------------------------------------------------------------
CAYMAN ISLANDS-0.53%
Sutton Bridge Financial Ltd.
  (Power Producers-Independent),
  Gtd. Euro Bonds, 8.63%,
  06/30/22(d)                 GBP     2,000,000      3,106,341
--------------------------------------------------------------
FRANCE-0.54%
Vivendi Environment (Waste
  Management), Conv. Bonds, 1.50%,
  01/01/05       EUR                  1,050,000      3,194,010
--------------------------------------------------------------
NETHERLANDS-1.24%
Grapes Communications N.V.
  (Telecommunications-Cellular/Wireless),
  Sr. Notes, 13.50%, 05/15/10
  (Acquired 05/03/00; Cost
  $2,085,640)(a)(e)      EUR          2,300,000      2,049,104
--------------------------------------------------------------
Tecnost International
  N.V.-(Telephone) Series E, Gtd.
  Medium Term Notes, 6.13%,
  07/30/09                         EUR   2,050,000    1,753,828
--------------------------------------------------------------
Tele1 Europe B.V.
  (Telecommunications-Long
  Distance), Sr. Notes, 11.88%,
  12/01/09 (Acquired 12/08/99;
  Cost $3,834,750)(a)          EUR    3,750,000      3,519,590
--------------------------------------------------------------
                                                     7,322,522
--------------------------------------------------------------
NEW ZEALAND-0.35%
Inter-American Development Bank
  (Banks- Money Center), Unsec.
  Bonds, 5.75%, 04/15/04       NZD    4,750,000      2,086,729
--------------------------------------------------------------
NORWAY-0.39%
Enitel ASA
  (Telecommunications-Long
  Distance), Sr. Notes, 12.50%,
  04/15/10 (Acquired 03/30/00;
  Cost $2,380,375)(a)(e)       EUR    2,500,000      2,334,482
--------------------------------------------------------------
UNITED KINGDOM-2.28%
Airtours PLC (Services-Commercial
  & Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98; Cost $3,091,887)(a)GBP    1,869,000      2,703,902
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(h)       VALUE
UNITED KINGDOM-(CONTINUED)
British Sky Broadcasting Group PLC
  (Broadcasting-Television, Radio
  & Cable), Sr. Gtd. Unsec. Unsub.
  Notes, 7.75%, 07/09/09       GBP    1,750,000   $  2,552,268
--------------------------------------------------------------
Energis PLC (Telephone), Sr.
  Notes, 9.13%, 03/15/10 (Acquired
  02/07/00; Cost $4,767,300)(a)GBP    3,000,000      4,316,054
--------------------------------------------------------------
Jazztel PLC (Telephone), Sr.
  Unsec. Notes, 13.25%,
  12/15/09                 EUR        2,260,000      1,948,864
--------------------------------------------------------------
Scotia Holdings PLC (Health
  Care-Drugs- Generic & Other),
  Conv. Unsec. Notes, 8.50%,
  03/26/02                  GBP       1,500,000      1,921,273
--------------------------------------------------------------
                                                    13,442,361
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $60,059,331)                            53,620,138
--------------------------------------------------------------

                                      SHARES
STOCKS & OTHER EQUITY
  INTERESTS-3.09%
BANKS (REGIONAL)-1.05%
First Republic Capital
  Corp.-Series A-Pfd. (Acquired
  05/26/99; Cost $3,500,000)(a)           3,500      3,081,750
--------------------------------------------------------------
Westpac Banking Corp., STRYPES
  Trust-$3.14 Conv. Pfd.                 95,000      3,135,000
--------------------------------------------------------------
                                                     6,216,750
--------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.00%
Knology Inc.-Wts., expiring
  10/22/07 (Acquired 03/12/98;
  Cost $0)(a)(i)                          4,100         10,250
--------------------------------------------------------------
COMPUTERS (PERIPHERALS)-0.00%
Equinix Inc.-Wts., expiring
  12/01/07 (Acquired 05/30/00;
  Cost $0)(a)(i)                          3,540             36
--------------------------------------------------------------
COMPUTERS (SOFTWARE &
  SERVICES)-0.28%
Microsoft Corp.(i)                       20,291      1,623,280
--------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.00%
Electronic Retailing Systems
  International, Inc.-Wts.,
  expiring 02/01/04(i)                    3,630          3,630
--------------------------------------------------------------
FOODS-0.11%
Ralston Purina Group.-$4.34 Conv.
  Pfd.                                   23,000        652,625
--------------------------------------------------------------
HOUSEHOLD FURNISHING &
  APPLIANCES-0.02%
O'Sullivan Industries, Inc.-Wts.,
  expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(a)(i)                6,000        135,000
--------------------------------------------------------------
METAL FABRICATORS-0.00%
Gulf States Steel, Inc.-Wts.,
  expiring 04/15/03(i)                    1,650             17
--------------------------------------------------------------
SERVICES (COMMERCIAL &
  CONSUMER)-0.36%
Cendant Corp.-$3.75 Conv. PRIDES         78,000      1,696,500
--------------------------------------------------------------
Cendant Corp.-Rts., expiring
  02/14/01(i)                            50,000        421,875
--------------------------------------------------------------
                                                     2,118,375
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.49%
Clearnet Communications Inc.-Class
  A-ADR (Canada)(j)                       5,874   $    163,095
--------------------------------------------------------------
Loral Space & Communications
  Ltd.(j)                                 2,059         14,284
--------------------------------------------------------------
WebLink Wireless, Inc.(j)               204,685      2,712,076
--------------------------------------------------------------
                                                     2,889,455
--------------------------------------------------------------
TELECOMMUNICATIONS (LONG
  DISTANCE)-0.78%
Versatel Telecom International
  N.V.-ADR (Netherlands)(j)              17,663        761,717
--------------------------------------------------------------
Viatel, Inc., $3.88 Conv. Pfd.
  (Acquired 04/07/00; Cost
  $5,000,000)(a)                        100,000      3,825,000
--------------------------------------------------------------
                                                     4,586,717
--------------------------------------------------------------
    Total Stocks & Other Equity
      Interests (Cost $21,633,642)                  18,236,135
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY NOTES-1.38%
  6.63%, 05/31/02                   $ 3,000,000   $  3,013,290
--------------------------------------------------------------
  6.75%, 05/15/05                     3,000,000      3,071,730
--------------------------------------------------------------
  6.50%, 02/15/10                     2,000,000      2,068,760
--------------------------------------------------------------
    Total U.S. Treasury Notes
      (Cost $8,113,242)                              8,153,780
--------------------------------------------------------------

                                      SHARES
MONEY MARKET FUNDS-2.14%
STIC Liquid Assets Portfolio(k)       6,316,692      6,316,692
--------------------------------------------------------------
STIC Prime Portfolio(k)               6,316,692      6,316,692
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $12,633,384)                                  12,633,384
--------------------------------------------------------------
TOTAL INVESTMENTS-99.00% (Cost
  $626,065,772)                                    584,455,625
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.00%                                  5,920,060
--------------------------------------------------------------
NET ASSETS-100.00%                                $590,375,685
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
AUD    - Australian Dollar
CAD    - Canadian Dollar
Conv.   - Convertible
Ctfs.    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR    - Euro
GBP    - British Pound Sterling
Gtd.    - Guaranteed
NZD    - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redemption Increase Dividend Equity Security
REIT    - Real Estate Investment Trust
REGS   - Regulation S
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $75,712,864 which represented 12.83% of the Fund's net assets.
(b)Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d)Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(e)Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(f)Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(g)Step-up bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)Foreign denominated security. Par value is denominated in currency indicated.
(i)Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j)Non-income producing security.
(k)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES


                                                                               JUNE 30,
                                                                JULY 31,         2000
                                                                  2000       (UNAUDITED)
                                                              ------------   ------------
ASSETS:
Investments, at market value (cost $619,804,769 and
  $626,065,772, respectively)                                 $578,026,632   $584,455,625
-----------------------------------------------------------------------------------------
Foreign currencies, at value (cost $83 and $160,926,
  respectively)                                                         82        163,675
-----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                               1,733,489      1,437,500
-----------------------------------------------------------------------------------------
  Fund shares sold                                               1,154,862      1,062,228
-----------------------------------------------------------------------------------------
  Dividends and interest                                        12,236,502     12,367,451
-----------------------------------------------------------------------------------------
  Foreign currency contracts outstanding                           110,436             --
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                           72,796         71,144
-----------------------------------------------------------------------------------------
Other assets                                                        83,246         47,748
-----------------------------------------------------------------------------------------
    Total assets                                               593,418,045    599,605,371
-----------------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                                          3,173,618      6,024,134
-----------------------------------------------------------------------------------------
  Fund shares reacquired                                         1,410,536      1,461,242
-----------------------------------------------------------------------------------------
  Dividends                                                        787,035        747,496
-----------------------------------------------------------------------------------------
  Foreign currency contracts outstanding                            13,281        160,217
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                        72,796         71,144
-----------------------------------------------------------------------------------------
Accrued advisory fees                                              208,724        205,649
-----------------------------------------------------------------------------------------
Accrued administrative services fees                                10,386         10,048
-----------------------------------------------------------------------------------------
Accrued distribution fees                                          297,122        508,206
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                        126,597         25,226
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                               2,940          1,975
-----------------------------------------------------------------------------------------
Accrued operating expenses                                          85,748         14,349
-----------------------------------------------------------------------------------------
    Total liabilities                                            6,188,783      9,229,686
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $587,229,262   $590,375,685
=========================================================================================
NET ASSETS:
Class A                                                       $346,482,284   $348,151,991
=========================================================================================
Class B                                                       $213,926,095   $215,588,680
=========================================================================================
Class C                                                       $ 26,820,883   $ 26,635,014
=========================================================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                                         48,538,788     48,430,694
=========================================================================================
Class B                                                         29,967,838     29,992,412
=========================================================================================
Class C                                                          3,764,038      3,712,180
=========================================================================================
Class A:
  Net asset value and redemption price per share              $       7.14   $       7.19
-----------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value / 95.25%)                                $       7.50   $       7.55
=========================================================================================
Class B:
  Net asset value and offering price per share                $       7.14   $       7.19
=========================================================================================
Class C:
  Net asset value and offering price per share                $       7.13   $       7.18
=========================================================================================

See Notes to Financial Statements.
                                     FS-47

STATEMENT OF OPERATIONS

                                                                               SIX MONTHS
                                                               SEVEN MONTHS      ENDED           YEAR
                                                                  ENDED         JUNE 30,        ENDED
                                                                 JULY 31,         2000       DECEMBER 31,
                                                                   2000       (UNAUDITED)        1999
                                                               ------------   ------------   ------------
INVESTMENT INCOME:
Interest                                                       $30,576,443    $ 26,203,763   $ 52,455,832
---------------------------------------------------------------------------------------------------------
Dividends                                                          911,287         715,119        838,880
---------------------------------------------------------------------------------------------------------
Dividends -- affiliated issuers                                    694,358         653,607        185,198
---------------------------------------------------------------------------------------------------------
    Total investment income                                     32,182,088      27,572,489     53,479,910
---------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                    1,512,830       1,304,106      2,785,338
---------------------------------------------------------------------------------------------------------
Administrative services fee                                         72,169          61,783        111,839
---------------------------------------------------------------------------------------------------------
Custodian fees                                                      65,213          46,970        102,279
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                                       529,667         456,012      1,006,620
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                                     1,299,325       1,116,968      2,401,345
---------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                                       156,134         133,454        244,571
---------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class A                                     432,953         320,021        649,179
---------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class B                                     275,244         205,547        405,725
---------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class C                                      33,074          24,561         41,321
---------------------------------------------------------------------------------------------------------
Trustees' fees                                                       5,541           2,636         10,727
---------------------------------------------------------------------------------------------------------
Other                                                              186,723         130,067        306,728
---------------------------------------------------------------------------------------------------------
    Total expenses                                               4,568,873       3,802,125      8,065,672
---------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (15,928)        (13,190)       (12,978)
---------------------------------------------------------------------------------------------------------
    Net expenses                                                 4,552,945       3,788,935      8,052,694
---------------------------------------------------------------------------------------------------------
Net investment income                                           27,629,143      23,783,554     45,427,216
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS
Net realized gain (loss) from:
  Investment securities                                        (28,885,502)    (24,377,258)   (21,513,111)
---------------------------------------------------------------------------------------------------------
  Foreign currencies                                              (584,731)       (566,812)      (246,991)
---------------------------------------------------------------------------------------------------------
  Foreign currency contracts                                     1,402,270       1,331,070      1,947,070
---------------------------------------------------------------------------------------------------------
  Futures contracts                                               (854,156)       (854,156)       (76,650)
---------------------------------------------------------------------------------------------------------
                                                               (28,922,119)    (24,467,156)   (19,889,682)
---------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (10,459,347)    (10,291,356)   (47,772,599)
---------------------------------------------------------------------------------------------------------
  Foreign currencies                                               (48,107)        (48,243)        (1,694)
---------------------------------------------------------------------------------------------------------
  Foreign currency contracts                                      (238,061)       (495,433)       (36,322)
---------------------------------------------------------------------------------------------------------
                                                               (10,745,515)    (10,835,032)   (47,810,615)
---------------------------------------------------------------------------------------------------------
Net gain (loss) on investment securities, foreign
  currencies, foreign currency contracts and futures
  contracts                                                    (39,667,634)    (35,302,188)   (67,700,297)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $(12,038,491)  $(11,518,634)  $(22,273,081)
=========================================================================================================

See Notes to Financial Statements.
                                     FS-48

STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                              SEVEN MONTHS      ENDED           YEAR           YEAR
                                                                 ENDED         JUNE 30,        ENDED          ENDED
                                                                JULY 31,         2000       DECEMBER 31,   DECEMBER 31,
                                                                  2000       (UNAUDITED)        1999           1998
                                                              ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income                                       $27,629,143    $ 23,783,554   $45,427,216    $ 35,484,095
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts and
    futures contracts                                         (28,922,119)    (24,467,156)  (19,889,682)     (2,670,536)
-----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                  (10,745,515)    (10,835,032)  (47,810,615)     (8,393,729)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                             (12,038,491)    (11,518,634)  (22,273,081)     24,419,830
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                     (12,352,865)     (9,986,195)  (27,905,932)    (24,056,371)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,412,480)     (5,114,084)  (14,665,005)     (9,376,348)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (772,178)       (612,189)   (1,497,538)       (561,222)
-----------------------------------------------------------------------------------------------------------------------
Return of capital distributions:
  Class A                                                      (3,591,530)             --            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,203,866)             --            --              --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (265,128)             --            --              --
-----------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                              --      (3,737,159)           --      (2,510,957)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --      (2,290,070)           --      (1,354,867)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                              --        (273,821)           --        (120,997)
-----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                     (24,315,697)    (25,082,235)   33,756,872      67,975,662
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (17,373,034)    (17,193,094)   49,567,754      97,469,590
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         225,211        (146,154)   11,280,738      17,151,361
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (79,100,058)    (75,953,635)   28,263,808     169,035,681
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         666,329,320     666,329,320   638,065,512     469,029,831
-----------------------------------------------------------------------------------------------------------------------
  End of period                                               $587,229,262   $590,375,685   $666,329,320   $638,065,512
=======================================================================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $671,562,117   $676,664,678   $719,086,161   $624,536,057
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                            (405,470)        422,211    (1,347,825)         68,804
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                           (42,216,290)    (44,910,592)  (20,443,436)     (3,384,384)
-----------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                           (41,711,095)    (41,800,612)  (30,965,580)     16,845,035
-----------------------------------------------------------------------------------------------------------------------
                                                              $587,229,262   $590,375,685   $666,329,320   $638,065,512
=======================================================================================================================

See Notes to Financial Statements.
                                     FS-49

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
    On July 31, 2000, undistributed net investment income was decreased by $1,088,741, undistributed net realized gains increased by $7,149,265 and paid-in capital decreased by $6,060,524 as a result of differing book/tax treatment of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income

   (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $42,072,428 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
    Outstanding foreign currency contracts at July 31, 2000 were as follows:

                                        CONTRACT TO                          UNREALIZED
     SETTLEMENT                   ------------------------                  APPRECIATION
        DATE           CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
---------------------  --------   ----------   -----------   -----------   --------------
08/04/00                CAD       14,000,000   $ 9,410,898   $ 9,417,720      $ (6,822)
-----------------------------------------------------------------------------------------
10/26/00                EUR        6,000,000     5,629,319     5,593,092        36,227
-----------------------------------------------------------------------------------------
10/24/00                GBP        6,000,000     9,071,200     9,003,450        67,750
-----------------------------------------------------------------------------------------
                                  26,000,000   $24,111,417   $24,014,262      $ 97,155
-----------------------------------------------------------------------------------------

    Outstanding foreign currency contracts at June 30, 2000 were as follows:

                                        CONTRACT TO                          UNREALIZED
     SETTLEMENT                   ------------------------                  APPRECIATION
        DATE           CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
---------------------  --------   ----------   -----------   -----------   --------------
07/26/00                EUR        8,000,000   $ 7,538,400   $ 7,636,320     $ (97,920)
-----------------------------------------------------------------------------------------
08/04/00                CAD       14,000,000     9,410,898     9,473,195       (62,297)
-----------------------------------------------------------------------------------------
                                  22,000,000   $16,949,298   $17,109,515     $(160,217)
-----------------------------------------------------------------------------------------

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.

I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $72,169, $61,783 and $111,839, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $383,909, $331,354 and $668,106, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $529,667, $1,299,325 and $156,134, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $456,012, $1,116,968 and $133,454, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $1,006,620, $2,401,345, and $244,571, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $133,679, $122,603 and $358,051 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $23,462, $24,692 and $48,455, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $2,820, $2,181 and $4,426, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES
For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,165, $3,387 and $7,504, respectively, and reductions in custodian fees of $11,763, $9,803 and $5,474, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $15,928, $13,190 and $12,978 for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $292,979,835 and $327,575,067, respectively, and during the six months ended June 30, 2000 was $263,297,463 and $305,548,063, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                   JUNE 30,
                                    JULY 31,         2000
                                      2000       (UNAUDITED)
                                  ------------   ------------
Aggregate unrealized
  appreciation of investment
  securities                      $  7,751,605   $  7,681,015
-------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                       (49,576,450)   (49,292,204)
-------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investment
  securities                      $(41,824,845)  $(41,611,189)
=============================================================
Cost of investments for tax purposes at July 31, 2000 and
June 30, 2000 were $619,851,477 and $626,066,814,
respectively.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                              JUNE 30, 2000
                               JULY 31, 2000                   (UNAUDITED)                 DECEMBER 31, 1999
                        ---------------------------    ---------------------------    ----------------------------
                          SHARES          AMOUNT         SHARES          AMOUNT         SHARES          AMOUNT
                        -----------    ------------    -----------    ------------    -----------    -------------
Sold:
  Class A                 7,718,634    $ 56,674,366      6,815,059    $ 50,176,822     19,309,632    $ 154,855,498
------------------------------------------------------------------------------------------------------------------
  Class B                 4,326,094      31,759,218      3,836,635      28,237,367     14,308,868      114,665,985
------------------------------------------------------------------------------------------------------------------
  Class C                 1,046,350       7,655,971        915,255       6,715,122      2,744,473       21,843,332
------------------------------------------------------------------------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 1,780,355      13,014,300      1,531,606      11,237,603      2,892,178       22,930,219
------------------------------------------------------------------------------------------------------------------
  Class B                   880,732       6,435,623        756,406       5,547,494      1,404,212       11,107,962
------------------------------------------------------------------------------------------------------------------
  Class C                   113,060         824,514         96,588         706,920        150,804        1,188,183
------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A               (12,794,917)    (94,004,363)   (11,750,687)    (86,496,660)   (18,052,165)    (144,028,845)
------------------------------------------------------------------------------------------------------------------
  Class B                (7,508,184)    (55,567,875)    (6,869,825)    (50,977,955)    (9,612,004)     (76,206,193)
------------------------------------------------------------------------------------------------------------------
  Class C                (1,120,567)     (8,255,274)    (1,024,858)     (7,568,196)    (1,483,247)     (11,750,777)
------------------------------------------------------------------------------------------------------------------
                         (5,558,443)   $(41,463,520)    (5,693,821)   $(42,421,483)    11,662,751    $  94,605,364
------------------------------------------------------------------------------------------------------------------


                             DECEMBER 31, 1998
                        ----------------------------
                          SHARES          AMOUNT
                        -----------    -------------
Sold:
  Class A                18,358,462    $ 156,866,536
----------------------------------------------------
  Class B                15,156,529      128,945,810
----------------------------------------------------
  Class C                 2,530,069       21,507,916
----------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                 2,575,274       21,978,433
----------------------------------------------------
  Class B                   956,975        8,134,643
----------------------------------------------------
  Class C                    65,508          553,356
----------------------------------------------------
Reacquired:
  Class A               (12,996,807)    (110,869,307)
----------------------------------------------------
  Class B                (4,664,899)     (39,610,863)
----------------------------------------------------
  Class C                  (581,112)      (4,909,911)
----------------------------------------------------
                         21,399,999    $ 182,596,613
----------------------------------------------------

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                     SEVEN MONTHS ENDED       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                          JULY 31,              2000         ----------------------------------------------------
                                            2000            (UNAUDITED)        1999       1998       1997       1996       1995
                                     ------------------   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                                  $   7.59            $   7.59       $   8.38   $   8.57   $   8.24   $   8.17   $   7.20
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                       0.34                0.29           0.57       0.57       0.55       0.57       0.58
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)           (0.47)              (0.41)         (0.81)     (0.16)      0.39       0.09       1.00
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total from investment
      operations                             (0.13)              (0.12)         (0.24)      0.41       0.94       0.66       1.58
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                                   (0.25)              (0.28)         (0.55)     (0.55)     (0.52)     (0.59)     (0.61)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Distributions from net realized
    gains                                       --                  --             --      (0.05)     (0.09)        --         --
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Return of capital                          (0.07)                 --             --         --         --         --         --
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total distributions                      (0.32)              (0.28)         (0.55)     (0.60)     (0.61)     (0.59)     (0.61)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Net asset value, end of period            $   7.14            $   7.19       $   7.59   $   8.38   $   8.57   $   8.24   $   8.17
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Total return(a)                              (1.70)%             (1.65)%        (2.92)%     4.94%     11.92%      8.58%     22.77%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $346,482            $348,152       $393,414   $399,701   $340,608   $286,183   $251,280
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Ratio of expenses to average net
  assets                                      0.97%(b)            0.93%(b)       0.91%      0.91%      0.94%      0.98%      0.98%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Ratio of net investment income to
  average net assets                          8.03%(b)            8.04%(b)       7.11%      6.69%      6.55%      7.13%      7.52%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Portfolio turnover rate                         43%                 45%            78%        41%        54%        80%       227%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $364,052,981 and $366,814,168 for July 31, 2000 and June 30, 2000, respectively.

                                                                                CLASS B
                                       ------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                       SEVEN MONTHS ENDED       JUNE 30,                    YEAR ENDED DECEMBER 31,
                                            JULY 31,              2000         --------------------------------------------------
                                              2000            (UNAUDITED)        1999       1998       1997      1996      1995
                                       ------------------   ----------------   --------   --------   --------   -------   -------
Net asset value, beginning of period        $   7.58            $   7.58       $   8.37   $   8.55   $   8.23   $  8.15   $  7.18
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Income from investment operations:
  Net investment income                         0.31                0.27           0.50       0.50       0.48      0.50      0.53
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
  Net gains (losses) on securities
    (both realized and unrealized)             (0.47)              (0.42)         (0.80)     (0.15)      0.38      0.11      0.98
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
    Total from investment operations           (0.16)              (0.15)         (0.30)      0.35       0.86      0.61      1.51
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Less distributions:
  Dividends from net investment
    income                                     (0.21)              (0.24)         (0.49)     (0.48)     (0.45)    (0.53)    (0.54)
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
  Distributions from net realized
    gains                                         --                  --             --      (0.05)     (0.09)       --        --
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
  Return of capital                            (0.07)                 --             --         --         --        --        --
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
    Total distributions                        (0.28)              (0.24)         (0.49)     (0.53)     (0.54)    (0.53)    (0.54)
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Net asset value, end of period              $   7.14            $   7.19       $   7.58   $   8.37   $   8.55   $  8.23   $  8.15
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Total return(a)                                (2.09)%             (1.96)%        (3.72)%     4.20%     10.89%     7.87%    21.72%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                  $213,926            $215,589       $244,713   $219,033   $125,871   $85,343   $44,304
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Ratio of expenses to average net
  assets                                        1.73%(b)            1.69%(b)       1.66%      1.66%      1.69%     1.80%     1.79%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Ratio of net investment income to
  average net assets                            7.28%(b)            7.29%(b)       6.36%      5.94%      5.80%     6.30%     6.71%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------
Portfolio turnover rate                           43%                 45%            78%        41%        54%       80%      227%
-------------------------------------       --------            --------       --------   --------   --------   -------   -------

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $223,264,239 and $224,621,090 for July 31, 2000 and June 30, 2000, respectively.

                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED      YEAR ENDED           AUGUST 4, 1997
                                               SEVEN MONTHS ENDED       JUNE 30,         DECEMBER 31,      (DATE SALES COMMENCED)
                                                    JULY 31,              2000         -----------------      TO DECEMBER 31,
                                                      2000            (UNAUDITED)       1999      1998              1997
                                               ------------------   ----------------   -------   -------   ----------------------
Net asset value, beginning of period                $  7.57             $  7.57        $  8.36   $  8.54           $ 8.38
---------------------------------------------       -------             -------        -------   -------           ------
Income from investment operations:
  Net investment income                                0.31                0.27           0.50      0.50             0.19
---------------------------------------------       -------             -------        -------   -------           ------
  Net gains (losses) on securities (both
    realized and unrealized)                          (0.47)              (0.42)         (0.80)    (0.15)            0.22
---------------------------------------------       -------             -------        -------   -------           ------
    Total from investment operations                  (0.16)              (0.15)         (0.30)     0.35             0.41
---------------------------------------------       -------             -------        -------   -------           ------
Less distributions:
  Dividends from net investment income                (0.21)              (0.24)         (0.49)    (0.48)           (0.16)
---------------------------------------------       -------             -------        -------   -------           ------
  Distributions from net realized gains                  --                  --             --     (0.05)           (0.09)
---------------------------------------------       -------             -------        -------   -------           ------
  Return of capital                                   (0.07)                 --             --        --               --
---------------------------------------------       -------             -------        -------   -------           ------
    Total distributions                               (0.28)              (0.24)         (0.49)    (0.53)           (0.25)
---------------------------------------------       -------             -------        -------   -------           ------
Net asset value, end of period                      $  7.13             $  7.18        $  7.57   $  8.36           $ 8.54
---------------------------------------------       -------             -------        -------   -------           ------
Total return(a)                                       (2.09)%             (1.96)%        (3.71)%    4.21%            4.96%
---------------------------------------------       -------             -------        -------   -------           ------
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $26,821             $26,635        $28,202   $19,332           $2,552
---------------------------------------------       -------             -------        -------   -------           ------
Ratio of expenses to average net assets                1.73%(b)            1.69%(b)       1.66%     1.66%            1.69%(c)
---------------------------------------------       -------             -------        -------   -------           ------
Ratio of net investment income to average net
  assets                                               7.28%(b)            7.29%(b)       6.36%     5.94%            5.80%(c)
---------------------------------------------       -------             -------        -------   -------           ------
Portfolio turnover rate                                  43%                 45%            78%       41%              54%
---------------------------------------------       -------             -------        -------   -------           ------

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $26,828,719 and $26,837,492 for July 31, 2000 and June 30, 2000, respectively.
(c) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Intermediate Government Fund:

We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of cash flows for the seven months ended July 31, 2000, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999 and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of cash flows for the seven months ended July 31, 2000, the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999 and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. GOVERNMENT AGENCY
  SECURITIES-78.83%
FEDERAL FARM CREDIT BANK-0.16%
Debentures,
  6.15%, 09/01/00                   $   700,000   $    699,776
--------------------------------------------------------------
FEDERAL HOME LOAN BANK-6.27%
Debentures,
  7.31%, 07/06/01                     4,000,000      4,008,880
--------------------------------------------------------------
  7.13%, 11/15/01                    10,000,000     10,006,200
--------------------------------------------------------------
  7.36%, 07/01/04                     2,800,000      2,834,384
--------------------------------------------------------------
  8.00%, 05/24/05                     4,140,000      4,167,200
--------------------------------------------------------------
  8.10%, 05/24/05                     6,060,000      6,113,328
--------------------------------------------------------------
                                                    27,129,992
--------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-21.25%
Pass through certificates,
  6.50%, 07/01/01 to 01/01/28         6,557,413      6,285,655
--------------------------------------------------------------
  9.00%, 12/01/05 to 04/01/25         2,933,806      3,053,040
--------------------------------------------------------------
  8.00%, 07/01/06 to 01/01/30        56,608,266     57,008,115
--------------------------------------------------------------
  8.50%, 07/01/07 to 12/01/26        10,215,323     10,486,327
--------------------------------------------------------------
  10.50%, 09/01/09 to 01/01/21        1,011,930      1,095,779
--------------------------------------------------------------
  7.00%, 11/01/10 to 04/01/11           890,436        878,943
--------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20        6,650,471      7,094,611
--------------------------------------------------------------
  12.00%, 02/01/13                       12,167         13,726
--------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25         5,771,278      6,075,378
--------------------------------------------------------------
                                                    91,991,574
--------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-37.23%
Debentures,
  7.25%, 01/15/10                     9,500,000      9,589,300
--------------------------------------------------------------
  8.25%, 12/18/00                     5,000,000      5,028,350
--------------------------------------------------------------
  7.50%, 02/11/02                     9,000,000      9,071,640
--------------------------------------------------------------
  7.13%, 03/15/07                     9,110,000      9,151,359
--------------------------------------------------------------
Medium term notes,
  7.57%, 04/06/04                     5,000,000      4,994,050
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  ("FNMA")-(CONTINUED)
Pass through certificates,
  8.50%, 01/01/07 to 11/01/26       $49,327,003   $ 50,205,566
--------------------------------------------------------------
  8.00%, 05/01/10 to 02/01/30        39,301,008     39,585,062
--------------------------------------------------------------
  7.50%, 06/01/10 to 03/01/27        12,538,282     12,494,043
--------------------------------------------------------------
  7.00%, 05/01/11 to 10/01/12         6,392,562      6,299,979
--------------------------------------------------------------
  6.50%, 05/01/13 to 11/01/28         7,387,049      7,195,757
--------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24            70,082         65,249
--------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22         1,141,977      1,191,456
--------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21        5,802,013      6,277,530
--------------------------------------------------------------
                                                   161,149,341
--------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION ("GNMA")-13.92%
Pass through certificates,
  6.00%, 10/15/08 to 11/15/08           394,900        379,104
--------------------------------------------------------------
  6.50%, 10/15/08                       348,625        341,760
--------------------------------------------------------------
  7.00%, 10/15/08 to 07/15/28        15,062,396     14,708,850
--------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21           955,537        996,787
--------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23         3,368,017      3,502,407
--------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24        7,097,426      7,602,534
--------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15           59,880         65,534
--------------------------------------------------------------
  13.50%, 07/15/10 to 04/15/15          200,157        233,119
--------------------------------------------------------------
  12.50%, 11/15/10                       80,034         90,813
--------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15          218,048        249,878
--------------------------------------------------------------
  12.00%, 01/15/13 to 07/15/15          338,107        380,274
--------------------------------------------------------------
  10.50%, 07/15/13 to 02/15/16           80,586         87,606
--------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27        25,218,157     25,604,943
--------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28         6,047,207      6,017,444
--------------------------------------------------------------
                                                    60,261,053
--------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $347,049,196)                                341,231,736
--------------------------------------------------------------
U.S. TREASURY SECURITIES-14.17%
U.S. TREASURY NOTES-7.22%
  7.50%, 02/15/05                    20,000,000     20,991,600
--------------------------------------------------------------
  6.75%, 05/15/05(a)                 10,000,000     10,248,400
--------------------------------------------------------------
                                                    31,240,000
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY BONDS-5.06%
  7.50%, 11/15/16                   $ 5,500,000   $  6,270,605
--------------------------------------------------------------
  7.25%, 08/15/22                     1,100,000      1,252,944
--------------------------------------------------------------
  6.25%, 05/15/30                    13,500,000     14,383,845
--------------------------------------------------------------
                                                    21,907,394
--------------------------------------------------------------
U.S. TREASURY STRIPS-1.89%(b)
  6.61%, 05/15/06                     8,000,000      5,623,440
--------------------------------------------------------------
  6.78%, 11/15/18                     7,750,000      2,582,223
--------------------------------------------------------------
                                                     8,205,663
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $60,594,157)                            61,353,057
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
REPURCHASE AGREEMENTS-8.81%(c)
Bank of America Securities, 3.15%,
  01/03/00 (Cost $38,138,868)(d)    $38,138,868   $ 38,138,868
--------------------------------------------------------------
TOTAL INVESTMENTS-101.81% (Cost
  $445,782,221)                                    440,723,661
--------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(1.81%)                                    (7,849,460)
--------------------------------------------------------------
NET ASSETS-100.00%                                $432,874,201
==============================================================

Investment Abbreviations:

STRIPS - Separately Traded Interest and Principal Security

Notes to Schedule of Investments:

(a)Principal amount has been deposited in escrow with custodian as collateral for reverse repurchase agreements outstanding at 07/31/00.
(b)STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)Joint repurchase agreement entered into 07/31/00 with a maturing value of $750,138,333 and collateralized by U.S. Government obligations.

See Notes to Financial Statements.
                                     FS-57

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. GOVERNMENT AGENCY
  SECURITIES-80.21%
FEDERAL FARM CREDIT BANK-0.16%
Debentures,
  6.15%, 09/01/00                   $   700,000   $    699,440
--------------------------------------------------------------
FEDERAL HOME LOAN BANK-6.22%
Debentures,
  7.31%, 07/06/01                     4,000,000      4,007,160
--------------------------------------------------------------
  7.13%, 11/15/01                    10,000,000      9,997,900
--------------------------------------------------------------
  7.36%, 07/01/04                     2,800,000      2,829,820
--------------------------------------------------------------
  8.00%, 05/24/05                     4,140,000      4,182,683
--------------------------------------------------------------
  8.10%, 05/24/05                     6,060,000      6,136,053
--------------------------------------------------------------
                                                    27,153,616
--------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-23.53%
Debentures,
  6.45%, 04/29/09                    10,000,000      9,327,400
--------------------------------------------------------------
Pass through certificates,
  6.50%, 07/01/01 to 01/01/28         6,665,632      6,378,045
--------------------------------------------------------------
  9.00%, 12/01/05 to 04/01/25         3,009,612      3,130,339
--------------------------------------------------------------
  8.00%, 07/01/06 to 01/01/30        57,157,008     57,597,731
--------------------------------------------------------------
  8.50%, 07/01/07 to 12/01/26        10,405,944     10,701,653
--------------------------------------------------------------
  10.50%, 09/01/09 to 01/01/21        1,027,806      1,112,085
--------------------------------------------------------------
  7.00%, 11/01/10 to 04/01/11           897,927        885,771
--------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20        6,739,406      7,200,291
--------------------------------------------------------------
  12.00%, 02/01/13                       13,638         15,364
--------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25         5,953,604      6,278,507
--------------------------------------------------------------
                                                   102,627,186
--------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-36.25%
Debentures,
  8.25%, 12/18/00                     5,000,000      5,039,800
--------------------------------------------------------------
  7.50%, 02/11/02                     9,000,000      9,069,120
--------------------------------------------------------------
  6.63%, 04/15/02                     5,000,000      4,977,200
--------------------------------------------------------------
  7.13%, 03/15/07                     9,110,000      9,136,510
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  ("FNMA")-(CONTINUED)
Medium term notes,
  7.57%, 04/06/04                   $ 5,000,000   $  5,000,100
--------------------------------------------------------------
Pass through certificates,
  8.50%, 01/01/07 to 11/01/26        49,893,193     50,875,102
--------------------------------------------------------------
  8.00%, 05/01/10 to 02/01/30        39,691,478     39,995,051
--------------------------------------------------------------
  7.50%, 06/01/10 to 03/01/27        12,734,066     12,679,834
--------------------------------------------------------------
  7.00%, 05/01/11 to 10/01/12         6,471,311      6,373,523
--------------------------------------------------------------
  6.50%, 05/01/13 to 11/01/28         7,447,241      7,244,814
--------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24            70,631         65,529
--------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22         1,157,065      1,209,360
--------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21        5,919,270      6,415,476
--------------------------------------------------------------
                                                   158,081,419
--------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION ("GNMA")-14.05%
Pass through certificates,
  6.00%, 10/15/08 to 11/15/08           398,585        382,267
--------------------------------------------------------------
  6.50%, 10/15/08                       357,347        349,865
--------------------------------------------------------------
  7.00%, 10/15/08 to 07/15/28        15,271,970     14,917,912
--------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21           968,782      1,013,631
--------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23         3,438,173      3,584,013
--------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24        7,270,160      7,785,116
--------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15           61,608         67,406
--------------------------------------------------------------
  13.50%, 07/15/10 to 04/15/15          209,850        244,340
--------------------------------------------------------------
  12.50%, 11/15/10                       80,512         91,330
--------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15          218,554        250,389
--------------------------------------------------------------
  12.00%, 01/15/13 to 07/15/15          342,187        384,758
--------------------------------------------------------------
  10.50%, 07/15/13 to 02/15/16           80,773         87,784
--------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27        25,643,358     26,084,065
--------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28         6,054,273      6,032,045
--------------------------------------------------------------
                                                    61,274,921
--------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $356,126,161)                                349,836,582
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
U.S. TREASURY SECURITIES-10.41%
U.S. TREASURY NOTES-4.81%
  7.50%, 02/15/05                   $20,000,000   $ 20,977,800
--------------------------------------------------------------
U.S. TREASURY BONDS-3.75%
  7.50%, 11/15/16                     5,500,000      6,199,380
--------------------------------------------------------------
  7.25%, 08/15/22                     1,100,000      1,235,421
--------------------------------------------------------------
  6.25%, 05/15/30                     8,500,000      8,923,045
--------------------------------------------------------------
                                                    16,357,846
--------------------------------------------------------------
U.S. TREASURY STRIPS-1.85%(a)
  6.61%, 05/15/06                     8,000,000      5,595,520
--------------------------------------------------------------
  6.78%, 11/15/18                     7,750,000      2,487,053
--------------------------------------------------------------
                                                     8,082,573
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $45,052,298)                            45,418,219
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
REPURCHASE AGREEMENT-7.82%(b)
UBS Warburg, 6.85%, 07/03/00 (Cost
  $34,086,602)(c)                   $34,086,602   $ 34,086,602
--------------------------------------------------------------
TOTAL INVESTMENTS-98.44% (Cost
  $435,265,061)                                    429,341,403
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.56%                                  6,793,676
--------------------------------------------------------------
NET ASSETS-100.00%                                $436,135,079
==============================================================

Abbreviations:

STRIPS - Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a)STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c)Joint repurchase agreement entered into 06/30/00 with a maturing value of $250,142,708 and collateralized by U.S. Government obligations.

See Notes to Financial Statements.
                                     FS-59

STATEMENT OF ASSETS AND LIABILITIES

                                                                               JUNE 30,
                                                                JULY 31,         2000
                                                                  2000       (UNAUDITED)
                                                              ------------   ------------
ASSETS:
Investments, at market value (cost $445,782,221 and
  $435,265,061, respectively)                                 $440,723,661   $429,341,403
-----------------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                               1,126,802      6,312,913
-----------------------------------------------------------------------------------------
  Interest                                                       4,537,057      4,189,265
-----------------------------------------------------------------------------------------
  Principal paydowns                                               229,042        149,558
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                           44,645         43,202
-----------------------------------------------------------------------------------------
Other assets                                                        73,903          9,322
-----------------------------------------------------------------------------------------
    Total assets                                               446,735,110    440,045,663
-----------------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares reacquired                                         2,237,973      2,610,674
-----------------------------------------------------------------------------------------
  Dividends                                                        631,114        624,097
-----------------------------------------------------------------------------------------
  Reverse repurchase agreements                                 10,387,500             --
-----------------------------------------------------------------------------------------
  Interest expense                                                   6,261             --
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                        44,645         43,202
-----------------------------------------------------------------------------------------
Accrued advisory fees                                              160,597        157,593
-----------------------------------------------------------------------------------------
Accrued administrative services fees                                 9,013          8,678
-----------------------------------------------------------------------------------------
Accrued distribution fees                                          264,692        402,500
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                                 921          2,154
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                         51,549         55,200
-----------------------------------------------------------------------------------------
Accrued operating expenses                                          66,644          6,486
-----------------------------------------------------------------------------------------
    Total liabilities                                           13,860,909      3,910,584
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $432,874,201   $436,135,079
=========================================================================================
NET ASSETS:
Class A                                                       $221,636,262   $223,090,975
=========================================================================================
Class B                                                       $177,031,878   $178,738,656
=========================================================================================
Class C                                                       $ 34,206,061   $ 34,305,448
=========================================================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                                         25,258,561     25,429,238
=========================================================================================
Class B                                                         20,131,968     20,330,912
=========================================================================================
Class C                                                          3,902,004      3,914,233
=========================================================================================
Class A:
  Net asset value and redemption price per share              $       8.77   $       8.77
-----------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value divided by 95.25%)                       $       9.21   $       9.21
=========================================================================================
Class B:
  Net asset value and offering price per share                $       8.79   $       8.79
=========================================================================================
Class C:
  Net asset value and offering price per share                $       8.77   $       8.76
=========================================================================================

See Notes to Financial Statements.
                                     FS-60

STATEMENT OF OPERATIONS

                                                                             SIX MONTHS
                                                              SEVEN MONTHS      ENDED          YEAR
                                                                 ENDED        JUNE 30,        ENDED
                                                                JULY 31,        2000       DECEMBER 31,
                                                                  2000       (UNAUDITED)       1999
                                                              ------------   -----------   ------------
INVESTMENT INCOME:
Interest                                                      $18,958,479    $16,195,011   $ 39,664,653
-------------------------------------------------------------------------------------------------------
Dividends - affiliated issuers                                  1,419,678      1,419,678      1,139,420
-------------------------------------------------------------------------------------------------------
    Total investment income                                    20,378,157     17,614,689     40,804,073
-------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                   1,153,654        993,057      2,310,621
-------------------------------------------------------------------------------------------------------
Administrative services fee                                        63,465         54,453         97,900
-------------------------------------------------------------------------------------------------------
Custodian fees                                                     45,311         39,978         68,252
-------------------------------------------------------------------------------------------------------
Distribution fees - Class A                                       318,066        270,752        622,422
-------------------------------------------------------------------------------------------------------
Distribution fees - Class B                                     1,118,113        967,895      2,414,889
-------------------------------------------------------------------------------------------------------
Distribution fees - Class C                                       202,776        174,108        411,484
-------------------------------------------------------------------------------------------------------
Interest                                                          699,935        677,466        984,822
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class A                                     215,029        185,747        318,908
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class B                                     203,030        178,299        341,419
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class C                                      36,818         32,079         59,001
-------------------------------------------------------------------------------------------------------
Trustee's fees                                                      4,499          3,927         10,971
-------------------------------------------------------------------------------------------------------
Other                                                             177,472        159,325        255,687
-------------------------------------------------------------------------------------------------------
    Total expenses                                              4,238,168      3,737,086      7,896,376
-------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (3,009)        (2,440)        (6,776)
-------------------------------------------------------------------------------------------------------
    Net expenses                                                4,235,159      3,734,646      7,889,600
-------------------------------------------------------------------------------------------------------
Net investment income                                          16,142,998     13,880,043     32,914,473
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES
Net realized gain (loss) from investment securities            (8,156,637)    (7,362,795)   (27,037,801)
-------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                         6,328,795      5,463,697    (17,820,871)
-------------------------------------------------------------------------------------------------------
    Net gain (loss) on investment securities                   (1,827,842)    (1,899,098)   (44,858,672)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $14,315,156    $11,980,945   $(11,944,199)
=======================================================================================================

See Notes to Financial Statements.
                                     FS-61

STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                              SEVEN MONTHS      ENDED           YEAR           YEAR
                                                                 ENDED         JUNE 30,        ENDED          ENDED
                                                                JULY 31,         2000       DECEMBER 31,   DECEMBER 31,
                                                                  2000       (UNAUDITED)        1999           1998
                                                              ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income                                       $16,142,998    $ 13,880,043   $32,914,473    $ 21,481,081
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (8,156,637)     (7,362,795)  (27,037,801)      6,570,449
-----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       6,328,795       5,463,697   (17,820,871)     (2,570,929)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                              14,315,156      11,980,945   (11,944,199)     25,480,601
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (8,371,950)     (7,157,816)  (16,289,770)    (12,395,672)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,448,874)     (5,600,030)  (13,961,515)     (7,690,274)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,172,877)     (1,010,558)   (2,201,216)     (1,395,135)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders in excess of net investment
  income:
  Class A                                                              --              --            --        (247,750)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --              --            --        (176,643)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                              --              --            --         (32,108)
-----------------------------------------------------------------------------------------------------------------------
Return of capital distributions
  Class A                                                              --              --      (133,023)             --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --              --      (129,047)             --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                              --              --       (21,986)             --
-----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                     (16,487,253)    (14,977,294)   14,339,321      76,269,628
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (51,077,582)    (49,325,820)   11,152,000     147,670,216
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,681,894)     (4,573,823)    4,431,396      35,531,445
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (73,925,274)    (70,664,396)  (14,758,039)    263,014,308
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         506,799,475     506,799,475   521,557,514     258,543,206
-----------------------------------------------------------------------------------------------------------------------
  End of period                                              $432,874,201    $436,135,079  $506,799,475    $521,557,514
=======================================================================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest                              $481,727,062    $485,096,854  $553,973,791    $524,340,223
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                             (19,532)         59,156       (52,483)        (42,488)
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                (43,774,769)    (43,097,273)  (35,734,478)     (9,173,737)
-----------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (5,058,560)     (5,923,658)  (11,387,355)      6,433,516
-----------------------------------------------------------------------------------------------------------------------
                                                             $432,874,201    $436,135,079  $506,799,475    $521,557,514
=======================================================================================================================

See Notes to Financial Statements.
                                     FS-62

STATEMENT OF CASH FLOWS

                                                                                              SIX MONTHS
                                                                             SEVEN MONTHS        ENDED
                                                                                 ENDED         JUNE 30,
                                                                               JULY 31,          2000
                                                                                 2000         (UNAUDITED)
                                                                             -------------   -------------
CASH FLOWS FROM OPERATIONS:
  Interest and dividends                                                     $ 20,378,157    $  17,614,689
----------------------------------------------------------------------------------------------------------
  Expenses                                                                     (4,235,159)      (3,734,646)
----------------------------------------------------------------------------------------------------------
       Net investment income                                                   16,142,998       13,880,043
----------------------------------------------------------------------------------------------------------
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH
  PROVIDED BY OPERATIONS:
  Purchases of securities*                                                   (273,733,038)    (248,629,355)
----------------------------------------------------------------------------------------------------------
  Proceeds from sales of securities and principal payments*                   332,923,342      315,039,272
----------------------------------------------------------------------------------------------------------
  Net proceeds from short term securities                                      68,247,951       72,300,217
----------------------------------------------------------------------------------------------------------
  Change in receivable for investments sold and principal
    payments                                                                   75,723,867       75,803,351
----------------------------------------------------------------------------------------------------------
  Change in receivable for fund shares sold                                       130,370       (5,055,741)
----------------------------------------------------------------------------------------------------------
  Change in receivable for dividends and interest                               3,054,939        3,402,731
----------------------------------------------------------------------------------------------------------
  Change in other assets                                                          (24,333)          41,688
----------------------------------------------------------------------------------------------------------
  Change in payables for investments purchased                                (76,453,125)     (76,453,125)
----------------------------------------------------------------------------------------------------------
  Change in payables for fund shares reacquired                                  (771,927)        (399,226)
----------------------------------------------------------------------------------------------------------
  Change in payables for dividends                                               (168,677)        (175,694)
----------------------------------------------------------------------------------------------------------
  Change in accrued expenses                                                     (320,022)        (248,531)
----------------------------------------------------------------------------------------------------------
  Amortization                                                                   (266,915)        (227,791)
----------------------------------------------------------------------------------------------------------
       Net cash provided by operations                                        144,485,430      149,277,839
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Distributions paid to shareholders                                          (15,993,701)     (13,768,404)
----------------------------------------------------------------------------------------------------------
  Dividends reinvested                                                         11,316,186        9,750,914
----------------------------------------------------------------------------------------------------------
  Capital stock sold                                                          195,806,930      152,827,225
----------------------------------------------------------------------------------------------------------
  Capital stock reacquired                                                   (279,369,845)    (231,455,076)
----------------------------------------------------------------------------------------------------------
  Borrowings                                                                  (56,245,000)     (66,632,500)
----------------------------------------------------------------------------------------------------------
       Net cash provided by (used in) financing activities                   (144,485,430)    (149,277,841)
----------------------------------------------------------------------------------------------------------
       Net increase (decrease) in cash                                                 --               (2)
----------------------------------------------------------------------------------------------------------
Cash at beginning of period                                                            --                2
----------------------------------------------------------------------------------------------------------
Cash at end of period                                                        $         --    $          --
==========================================================================================================

* Other than short-term securities

See Notes to Financial Statements.
                                     FS-63

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000, the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with varying prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On July 31, 2000, undistributed net investment income was decreased by $116,346 and undistributed net realized gains increased by $116,346 as a result of differing book/tax treatment of paydowns and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $43,320,823 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $63,465, $54,453 and $97,900, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $222,407, $192,781 and $398,305, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors 318,066, 1,118,113 and 202,776, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $270,752, $967,895 and $174,108, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $622,422, $2,414,889, and $411,484, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $103,411, $91,528 and $297,352 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $44,911, $42,361 and $171,470, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $2,666, $2,059 and $4,381, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $3,009, $2,440 and $6,004 and $0, $0, and $772, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,009, $2,440 and $6,776, for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of proceeds of the transaction is greater than the interest expense of the transaction. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.
  The maximum amount outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, was $66,632,500, $66,632,500 and $68,903,125 while borrowings averaged
$25,000,845, $28,481,013 and $29,142,158, respectively, per day with a weighted average interest rate of 4.40%, 4.78% and 3.38%, respectively.
  The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $273,733,038 and $332,923,342, respectively, and during the six months ended June 30, 2000 was $248,629,355 and $315,039,272, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                  JUNE 30,
                                    JULY 31,        2000
                                      2000       (UNAUDITED)
                                   -----------   -----------
Aggregate unrealized appreciation
  of investment securities         $ 1,440,331   $ 1,403,908
------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                        (6,952,837)   (7,327,566)
------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investment
  securities                       $(5,512,506)  $(5,923,658)
------------------------------------------------------------
Cost of investments for tax purposes at July 31, 2000 is
$446,236,167. Investments have the same cost for tax and
financial statement purposes at June 30, 2000.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                                     JUNE 30, 2000
                                     JULY 31, 2000                    (UNAUDITED)                  DECEMBER 31, 1999
                              ----------------------------    ----------------------------    ----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                              -----------    -------------    -----------    -------------    -----------    -------------
Sold:
  Class A                      14,428,306    $ 126,418,351     10,440,474    $  91,401,026     43,994,368    $ 405,966,986
--------------------------------------------------------------------------------------------------------------------------
  Class B                       5,530,370       48,527,357      5,035,925       44,179,134     24,981,699      228,902,826
--------------------------------------------------------------------------------------------------------------------------
  Class C                       2,386,392       20,861,222      1,974,283       17,247,065      4,401,944       40,514,763
--------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                         744,846        6,516,394        638,528        5,583,990      1,422,251       12,951,091
--------------------------------------------------------------------------------------------------------------------------
  Class B                         457,487        4,009,997        397,860        3,485,865      1,015,685        9,277,928
--------------------------------------------------------------------------------------------------------------------------
  Class C                          90,390          789,795         77,992          681,059        193,191        1,758,352
--------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                     (17,067,415)    (149,421,998)   (12,802,588)    (111,962,310)   (43,911,017)    (404,578,756)
--------------------------------------------------------------------------------------------------------------------------
  Class B                     (11,813,222)    (103,614,936)   (11,060,206)     (96,990,819)   (24,856,772)    (227,028,754)
--------------------------------------------------------------------------------------------------------------------------
  Class C                      (3,013,546)     (26,332,911)    (2,576,810)     (22,501,947)    (4,134,353)     (37,841,719)
--------------------------------------------------------------------------------------------------------------------------
                               (8,256,392)   $ (72,246,729)    (7,874,542)   $ (68,876,937)     3,106,996    $  29,922,717
--------------------------------------------------------------------------------------------------------------------------


                                   DECEMBER 31, 1998
                              ----------------------------
                                SHARES          AMOUNT
                              -----------    -------------
Sold:
  Class A                      29,655,462    $ 283,586,927
----------------------------------------------------------
  Class B                      27,535,042      264,070,374
----------------------------------------------------------
  Class C                       6,742,689       63,813,508
----------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                       1,069,069       10,191,327
----------------------------------------------------------
  Class B                         568,105        5,430,298
----------------------------------------------------------
  Class C                         143,118        1,253,716
----------------------------------------------------------
Reacquired:
  Class A                     (22,783,533)    (217,508,626)
----------------------------------------------------------
  Class B                     (12,722,862)    (121,830,456)
----------------------------------------------------------
  Class C                      (3,103,831)     (29,535,779)
----------------------------------------------------------
                               27,103,259    $ 259,471,289
==========================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                     SEVEN MONTHS ENDED       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                          JULY 31,              2000         ----------------------------------------------------
                                            2000            (UNAUDITED)        1999       1998       1997       1996       1995
                                     ------------------   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                                  $   8.80            $   8.80       $   9.58   $   9.46   $   9.28   $   9.70   $   8.99
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                       0.34                0.29           0.60       0.62       0.63       0.63       0.69
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)           (0.03)              (0.03)         (0.78)      0.13       0.18      (0.42)      0.73
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total from investment
      operations                              0.31                0.26          (0.18)      0.75       0.81       0.21       1.42
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                                   (0.34)              (0.29)         (0.60)     (0.63)     (0.61)     (0.59)     (0.67)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Return of capital                             --                  --             --         --      (0.02)     (0.04)     (0.04)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total distributions                      (0.34)              (0.29)         (0.60)     (0.63)     (0.63)     (0.63)     (0.71)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Net asset value, end of period            $   8.77            $   8.77       $   8.80   $   9.58   $   9.46   $   9.28   $   9.70
===================================       ========            ========       ========   ========   ========   =======    ========
Total return(a)                               3.55%               2.99%         (1.87)%     8.17%      9.07%      2.35%     16.28%
===================================       ========            ========       ========   ========   ========   =======    ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $221,636            $223,091       $238,957   $245,613   $167,427   $174,344   $176,318
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets (including interest
  expense)                                    1.25%(b)            1.29%(b)       1.08%      1.20%      1.11%      1.08%      1.19%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets (excluding interest
  expense)                                    0.98%(b)            0.98%(b)       0.89%      0.96%      1.00%      1.00%      1.08%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of net investment income to
  average net assets                          6.61%(b)            6.63%(b)       6.60%      6.43%      6.77%      6.76%      7.36%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of interest expense to
  average net assets                          0.27%(b)            0.30%(b)       0.19%      0.24%      0.11%      0.08%      0.11%
===================================       ========            ========       ========   ========   ========   ========   ========
Portfolio turnover rate                         65%                 59%           141%       147%        99%       134%       140%
===================================       ========            ========       ========   ========   ========   ========    =======

(a)Does not deduct sales charges and is not annualized for periods less than one year.
(b)Ratios are annualized and based on average net assets of $218,614,108 and $217,792,119 for July 31, 2000 and June 30, 2000, respectively.

                                                                               CLASS B
                                     --------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                     SEVEN MONTHS ENDED       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                          JULY 31,              2000         ----------------------------------------------------
                                            2000            (UNAUDITED)        1999       1998       1997       1996       1995
                                     ------------------   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                                  $   8.82            $   8.82       $   9.59   $   9.46   $   9.28   $   9.69   $   8.99
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                       0.30                0.26           0.53       0.55       0.56       0.55       0.63
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)           (0.04)              (0.04)         (0.77)      0.13       0.17      (0.41)      0.70
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total from investment
      operations                              0.26                0.22          (0.24)      0.68       0.73       0.14       1.33
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                                   (0.29)              (0.25)         (0.53)     (0.55)     (0.53)     (0.51)     (0.59)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Return of capital                             --                  --             --         --      (0.02)     (0.04)     (0.04)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total distributions                      (0.29)              (0.25)         (0.53)     (0.55)     (0.55)     (0.55)     (0.63)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Net asset value, end of period            $   8.79            $   8.79       $   8.82   $   9.59   $   9.46   $   9.28   $   9.69
===================================       ========            ========       ========   ========   ========   ========   ========
Total return(a)                               3.05%               2.56%         (2.56)%     7.40%      8.16%      1.61%     15.22%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $177,032            $178,739       $228,832   $237,919   $ 89,265   $ 79,443   $ 61,300
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets (including interest
  expense)                                    2.01%(b)            2.05%(b)       1.85%      1.96%      1.87%      1.84%      1.97%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets (excluding interest
  expense)                                    1.74%(b)            1.75%(b)       1.66%      1.72%      1.76%      1.76%      1.86%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of net investment income to
  average net assets                          5.85%(b)            5.87%(b)       5.83%      5.68%      6.01%      6.00%      6.58%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of interest expense to
  average net assets                          0.27%(b)            0.30%(b)       0.19%      0.24%      0.11%      0.08%      0.11%
===================================       ========            ========       ========   ========   ========   ========   ========
Portfolio turnover rate                         65%                 59%           141%       147%        99%       134%       140%
===================================       ========            ========       ========   ========   ========   ========   ========

(a)Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b)Ratios are annualized and based on average net assets of $192,126,552 and $194,642,705 for July 31, 2000 and June 30, 2000, respectively.

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                                                  AUGUST 4, 1997
                                                                           SIX MONTHS ENDED      YEAR ENDED         (DATE SALES
                                                      SEVEN MONTHS ENDED       JUNE 30,         DECEMBER 31,        COMMENCED)
                                                           JULY 31,              2000         -----------------   TO DECEMBER 31,
                                                             2000            (UNAUDITED)       1999      1998          1997
                                                      ------------------   ----------------   -------   -------   ---------------
Net asset value, beginning of period                       $  8.79             $  8.79        $  9.56   $  9.44      $   9.33
----------------------------------------------------       -------             -------        -------   -------      --------
Income from investment operations:
  Net investment income                                       0.30                0.25           0.53      0.56          0.24
----------------------------------------------------       -------             -------        -------   -------      --------
  Net gains (losses) on securities (both realized
    and unrealized)                                          (0.03)              (0.03)         (0.77)     0.11          0.10
----------------------------------------------------       -------             -------        -------   -------      --------
    Total from investment operations                          0.27                0.22          (0.24)     0.67          0.34
----------------------------------------------------       -------             -------        -------   -------      --------
Less distributions:
  Dividends from net investment income                       (0.29)              (0.25)         (0.53)    (0.55)        (0.22)
----------------------------------------------------       -------             -------        -------   -------      --------
  Return of capital                                             --                  --             --        --         (0.01)
----------------------------------------------------       -------             -------        -------   -------      --------
    Total distributions                                      (0.29)              (0.25)         (0.53)    (0.55)        (0.23)
----------------------------------------------------       -------             -------        -------   -------      --------
Net asset value, end of period                             $  8.77             $  8.76        $  8.79   $  9.56      $   9.44
====================================================       =======             =======        =======   =======      ========
Total return(a)                                               3.18%               2.57%         (2.57)%    7.31%         3.64%
====================================================       =======             =======        =======   =======      ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $34,206             $34,305        $39,011   $38,026      $  1,851
====================================================       =======             =======        =======   =======      ========
Ratio of expenses to average net assets (including
  interest expense)                                           2.01%(b)            2.05%(b)       1.85%     1.96%         1.87%(c)
====================================================       =======             =======        =======   =======      ========
Ratio of expenses to average net assets (excluding
  interest expense)                                           1.74%(b)            1.75%(b)       1.66%     1.72%         1.76%(c)
====================================================       =======             =======        =======   =======      ========
Ratio of net investment income to average net assets          5.85%(b)            5.87%(b)       5.83%     5.68%         6.01%(c)
====================================================       =======             =======        =======   =======      ========
Ratio of interest expense to average net assets               0.27%(b)            0.30%(b)       0.19%     0.24%         0.11%(c)
====================================================       =======             =======        =======   =======      ========
Portfolio turnover rate                                         65%                 59%           141%      147%           99%
====================================================       =======             =======        =======   =======      ========

(a)Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b)Ratios are annualized and based on average net assets of $34,843,129 and $35,012,892 for July 31, 2000 and June 30, 2000, respectively.
(c)Annualized.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
AIM Money Market Fund:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

JULY 31, 2000

                             MATURITY   PAR (000)       VALUE
COMMERCIAL PAPER-40.34%(a)

ASSET-BACKED SECURITIES-
  COMMERCIAL/LOAN/
  LEASES-3.21%

Atlantis One Funding Corp.
  6.57%                      08/18/00   $ 27,000    $   26,916,233
------------------------------------------------------------------
Centric Capital Corp.
  6.68%                      12/27/00     13,500        13,129,260
------------------------------------------------------------------
                                                        40,045,493
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  CONSUMER
  RECEIVABLES-4.31%

Old Line Funding Corp.
  6.57%                      08/04/00     31,380        31,362,819
------------------------------------------------------------------
Thunder Bay Funding Inc.
  6.54%                      09/08/00     22,588        22,432,068
------------------------------------------------------------------
                                                        53,794,887
------------------------------------------------------------------

ASSET-BACKED
  SECURITIES-FULLY
  BACKED-5.64%

Forrestal Funding Master
  Trust
  6.53%                      09/08/00     30,602        30,391,067
------------------------------------------------------------------
  6.55%                      09/26/00     14,000        13,857,356
------------------------------------------------------------------
Triple-A One Funding Master
  Trust
  6.53%                      09/14/00     26,264        26,054,384
------------------------------------------------------------------
                                                        70,302,807
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-14.30%

Clipper Receivables Funding
  Corp.
  6.56%                      09/08/00     25,000        24,826,889
------------------------------------------------------------------
Corporate Receivables Corp.
  6.53%                      09/14/00     50,000        49,600,944
------------------------------------------------------------------
Falcon Asset Securitization
  Corp.
  6.19%                      09/18/00     35,000        34,711,133
------------------------------------------------------------------
Monte Rosa Capital Corp.
  6.53%                      08/17/00     29,401        29,315,672
------------------------------------------------------------------
Preferred Receivables
  Funding Corp.
  6.51%                      08/28/00     40,000        39,804,700
------------------------------------------------------------------
                                                       178,259,338
------------------------------------------------------------------

BANKS-REGIONAL-6.92%

Delaware Funding Corp.
  6.53%                      09/08/00     27,037        26,850,640
------------------------------------------------------------------
Wells Fargo & Co.
  6.61%                      09/22/00     60,000        59,427,133
------------------------------------------------------------------
                                                        86,277,773
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-5.96%

Associates First Capital
  Corp.
  6.58%                      09/26/00     30,000        29,692,933
------------------------------------------------------------------
  6.61%                      09/28/00     25,000        24,733,764
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
FINANCIAL-DIVERSIFIED-(CONTINUED)

General Electric Capital
  Corp.
  6.06%                      08/28/00   $ 20,000    $   19,909,100
------------------------------------------------------------------
                                                        74,335,797
------------------------------------------------------------------
    Total Commercial Paper
      (Cost $503,016,095)                              503,016,095
------------------------------------------------------------------

SHORT-TERM OBLIGATIONS-8.56%

BANKS-DOMESTIC-1.00%

Atlantic American Corp.,
  Weekly VRD Series,
  (LOC-Wachovia Bank)
  6.62%(b)                   06/01/09     12,500        12,500,000
------------------------------------------------------------------

BANKS-REGIONAL-3.03%

Capital One Funding Corp.,
  Floating Rate Notes,
  Weekly VRD Series
  6.70%(b)                   08/01/12     11,436        11,436,000
------------------------------------------------------------------
Family Express Corp., LLC,
  Loan Program Notes,
  Weekly VRD Series,
  (LOC-First of America
  Bank)
  6.67%(b)                   04/01/28      9,040         9,040,000
------------------------------------------------------------------
KBL Capital Fund Inc., Loan
  Program Notes, Weekly VRD
  Series, (LOC-National
  City Bank)
  6.67%(b)                   05/01/27     17,350        17,350,000
------------------------------------------------------------------
                                                        37,826,000
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-3.73%

Associates Corp. NA, Medium
  Term Notes
  5.85%                      01/15/01      8,443         8,415,793
------------------------------------------------------------------
AT&T Capital Corp., Medium
  Term Notes
  7.50%                      11/15/00     16,000        16,040,981
------------------------------------------------------------------
Beneficial Corp., Medium
  Term Notes
  6.33%                      12/18/00      9,000         8,985,811
------------------------------------------------------------------
General Electric Capital
  Corp., Floating Rate
  Medium Term Notes
  6.54%(c)                   08/21/00     13,000        12,998,513
------------------------------------------------------------------
                                                        46,441,098
------------------------------------------------------------------

INVESTMENT BANKING/
  BROKERAGE-0.80%

Morgan Stanley Dean Witter
  & Co., Floating Rate
  Medium Term Notes
  6.61%(c)                   09/06/00     10,000        10,000,000
------------------------------------------------------------------
    Total Short-Term
      Obligations (Cost
      $106,767,098)                                    106,767,098
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
TAXABLE MUNICIPAL BONDS-3.75%

FINANCE-MULTIPLE
  INDUSTRY-2.21%

Mississippi Business
  Finance Corp.
  (Mississippi Industrial
  Development); Revenue
  Bonds, Weekly VRD Series
  6.70% (LOC-Bank of
    America)(b)              06/01/15   $ 17,500    $   17,500,000
------------------------------------------------------------------
  6.62%(b)                   02/01/23     10,000        10,000,000
------------------------------------------------------------------
                                                        27,500,000
------------------------------------------------------------------

HOSPITAL MANAGEMENT-1.54%

Colorado Health Facilities
  Authority; Revenue Bonds,
  Weekly VRD Series,
  (LOC-KBC Bank N.V.)
  6.60%(b)                   03/01/30      9,750         9,750,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds,
  Weekly VRD Series
  6.60%(b)(d)                07/01/24      9,500         9,500,000
------------------------------------------------------------------
                                                        19,250,000
------------------------------------------------------------------
    Total Taxable Municipal
      Bonds (Cost
      $46,750,000)                                      46,750,000
------------------------------------------------------------------

CERTIFICATES OF
  DEPOSIT-2.01%

Commerzbank
  6.31% (Cost $25,000,535)   08/22/00     25,000        25,000,535
------------------------------------------------------------------

MASTER NOTE
  AGREEMENTS-10.83%(e)

Merrill Lynch Mortgage
  Capital, Inc.
  6.95%(f)                   08/17/00     75,000        75,000,000
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
MASTER NOTE AGREEMENTS-(CONTINUED)

Morgan Stanley Dean Witter
  & Co.
  6.79%(g)                   09/01/00   $ 60,000    $   60,000,000
------------------------------------------------------------------
    Total Master Note
      Agreements (Cost
      $135,000,000)                                    135,000,000
------------------------------------------------------------------
    Total Investments
      (excluding repurchase
      agreements) (Cost
      $816,533,728)                                    816,533,728
------------------------------------------------------------------

REPURCHASE
  AGREEMENTS-32.01%(h)

Bank of America Securities
  6.64%(i)                   08/01/00    225,091       225,090,983
------------------------------------------------------------------
Credit Suisse First Boston
  Corp.
  6.62%(j)                   08/01/00     58,000        58,000,000
------------------------------------------------------------------
UBS Warburg
  6.64%(k)                   08/01/00     58,000        58,000,000
------------------------------------------------------------------
Westdeutsche Landesbank
  Girozentrale
  6.64%(l)                   08/01/00     58,000        58,000,000
------------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $399,090,983)                                    399,090,983
------------------------------------------------------------------
TOTAL INVESTMENTS-97.50%                             1,215,624,711(m)
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-2.50%                                     31,201,651
------------------------------------------------------------------
NET ASSETS-100.00%                                  $1,246,826,362
==================================================================

Investment Abbreviations:

LOC - Letter of Credit
VRD - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 07/31/00.
(c) The coupon rate shown on floating rate note represents the rate at period end.
(d) Secured by bond insurance provided by MBIA Insurance Co.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/00.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/00.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 07/31/00 with a maturing value of $750,138,333. Collateralized by $862,030,072 par value of U.S. Government obligations, 5.00% to 7.50% due 01/15/04 to 07/01/29 with an aggregate market value at 07/31/00 of $765,000,000.
(j) Joint repurchase agreement entered into 07/31/00 with a maturing value of $150,027,583. Collateralized by $158,744,000 par value of U.S. Government obligations, 0% to 7.25% due 08/01/00 to 05/15/29 with an aggregate market value at 07/31/00 of $155,738,821.
(k) Joint repurchase agreement entered into 07/31/00 with a maturing value of $500,092,222. Collateralized by $605,860,547 par value of U.S. Government and Treasury obligations, 5.50% to 9.00% due 12/15/01 to 12/15/37 with an aggregate market value at 07/31/00 of $510,001,104.
(l) Joint repurchase agreement entered into 07/31/00 with a maturing value of $200,036,889. Collateralized by $249,829,594 par value of U.S. Government obligations, 6.00% to 7.13% due 01/01/04 to 08/01/29 with an aggregate market value at 07/31/00 of $204,303,574.
(m) Also represents Cost for federal income tax purposes.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                             MATURITY   PAR (000)       VALUE
COMMERCIAL PAPER-18.61%(a)

ASSET-BACKED SECURITIES-
  COMMERCIAL/LOAN/
  LEASES-3.11%

Atlantis One Funding Corp.
  6.57%                      08/18/00   $ 27,000    $   26,763,480
------------------------------------------------------------------
Centric Capital Corp.
  6.68%                      12/27/00     13,500        13,051,605
------------------------------------------------------------------
                                                        39,815,085
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  CONSUMER
  RECEIVABLES-2.43%

Old Line Funding Corp.
  6.57%                      08/04/00     31,380        31,185,287
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-2.69%

Falcon Asset Securitization
  Corp.
  6.19%                      09/18/00     35,000        34,524,574
------------------------------------------------------------------

BANKS-REGIONAL-4.61%

Wells Fargo & Company
  6.61%                      09/22/00     60,000        59,085,617
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-5.77%

Associates First Capital
  Corp.
  6.58%                      09/26/00     30,000        29,522,950
------------------------------------------------------------------
  6.61%                      09/28/00     25,000        24,591,465
------------------------------------------------------------------
General Electric Capital
  Corp.
  6.06%                      08/28/00     20,000        19,804,733
------------------------------------------------------------------
                                                        73,919,148
------------------------------------------------------------------
    Total Commercial Paper
      (Cost $238,529,711)                              238,529,711
------------------------------------------------------------------

SHORT-TERM
  OBLIGATIONS-6.99%

BANKS-DOMESTIC-0.97%

Atlantic American Corp.,
  Weekly VRD Series,
  (LOC-Wachovia Bank)
  6.67%(b)                   06/01/09     12,500        12,500,000
------------------------------------------------------------------

BANKS-REGIONAL-1.62%

Capital One Funding Corp.,
  Floating Rate Notes,
  Weekly VRD Series
  6.70%(b)                   08/01/12     11,674        11,674,000
------------------------------------------------------------------
Family Express Corp., LLC,
  Loan Program Notes,
  Weekly VRD Series,
  (LOC-First of America
  Bank)
  6.73%(b)                   04/01/28      9,040         9,040,000
------------------------------------------------------------------
                                                        20,714,000
------------------------------------------------------------------

FINANCIAL-DIVERSIFIED-3.62%

Associates Corp. NA, Medium
  Term Notes
  5.85%                      01/15/01      8,443         8,410,743
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
FINANCIAL-DIVERSIFIED-(CONTINUED)

AT&T Capital Corp., Medium
  Term Notes
  7.50%                      11/15/00   $ 16,000    $   16,052,966
------------------------------------------------------------------
Beneficial Corp., Medium
  Term Notes
  6.33%                      12/18/00      9,000         8,982,646
------------------------------------------------------------------
General Electric Capital
  Corp., Floating Rate
  Medium Term Notes
  6.86%(c)                   08/21/00     13,000        12,996,207
------------------------------------------------------------------
                                                        46,442,562
------------------------------------------------------------------

INVESTMENT BANKING/
  BROKERAGE-0.78%

Morgan Stanley Dean Witter
  & Co., Floating Rate
  Medium Term Notes
  6.93%(c)                   09/06/00     10,000        10,000,000
------------------------------------------------------------------
    Total Short-Term
      Obligations (Cost
      $89,656,562)                                      89,656,562
------------------------------------------------------------------

TAXABLE MUNICIPAL
  BONDS-3.65%

FINANCE-MULTIPLE
  INDUSTRY-2.15%

Mississippi Business
  Finance Corp.
  (Mississippi Industrial
  Development); Revenue
  Bonds, Weekly VRD Series
  6.74% (LOC-Bank of
    America)(b)              06/01/15     17,500        17,500,000
------------------------------------------------------------------
  6.63%(b)                   02/01/23     10,000        10,000,000
------------------------------------------------------------------
                                                        27,500,000
------------------------------------------------------------------

HOSPITAL MANAGEMENT-1.50%

Colorado Health Facilities
  Authority; Revenue Bonds,
  Weekly VRD Series
  (LOC-KBC Bank N.V.)
  6.65%(b)                   03/01/30      9,750         9,750,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds,
  Weekly VRD Series
  6.85%(b)(d)                07/01/24      9,500         9,500,000
------------------------------------------------------------------
                                                        19,250,000
------------------------------------------------------------------
    Total Taxable Municipal
      Bonds (Cost
      $46,750,000)                                      46,750,000
------------------------------------------------------------------

CERTIFICATES OF
  DEPOSIT-2.73%

Bank Austria
  5.65%                      07/06/00     10,000         9,999,934
------------------------------------------------------------------
Commerzbank
  6.31%                      08/22/00     25,000        25,001,324
------------------------------------------------------------------
    Total Certificates of
      Deposit (Cost
      $35,001,258)                                      35,001,258
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
MASTER NOTE
  AGREEMENTS-10.53%(e)

Merrill Lynch Mortgage
  Capital, Inc.
  7.34%(f)                   08/17/00   $ 75,000    $   75,000,000
------------------------------------------------------------------
Morgan Stanley Dean Witter
  & Co.
  7.23%(g)                   09/01/00     60,000        60,000,000
------------------------------------------------------------------
    Total Master Note
      Agreements (Cost
      $135,000,000)                                    135,000,000
------------------------------------------------------------------
    Total Investments
      (excluding repurchase
      agreements) (Cost
      $544,937,531)                                    544,937,531
------------------------------------------------------------------

REPURCHASE
  AGREEMENTS-53.01%(h)

Bank of America Securities
  6.90%(i)                   07/03/00     10,000        10,000,000
------------------------------------------------------------------
Barclays Capital Inc.
  6.80%(j)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
Chase Securities, Inc.
  6.80%(k)                   07/03/00    296,600       296,600,000
------------------------------------------------------------------

                             MATURITY   PAR (000)       VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Deutsche Bank Securities
  Corp.
  6.72%(l)                   07/03/00   $ 82,923    $   82,922,978
------------------------------------------------------------------
First Union Capital Markets
  6.90%(m)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
Goldman Sachs & Co.
  6.88%(n)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
UBS Warburg
  6.85%(o)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
Westdeutsche Landesbank
  Girozentrale
  6.85%(p)                   07/03/00     58,000        58,000,000
------------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $679,522,978)                                    679,522,978
------------------------------------------------------------------
TOTAL INVESTMENTS-95.52%                             1,224,460,509(q)
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-4.48%                                     57,396,025
------------------------------------------------------------------
NET ASSETS-100.00%                                  $1,281,856,534
==================================================================

Investment Abbreviations:

LOC - Letter of Credit
VRD - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 06/30/00.
(c) The coupon rate shown on floating rate note represents the rate at period end.
(d) Secured by bond insurance provided by MBIA Insurance Co.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/00.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/00.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 06/30/00 with a maturing value of $500,287,500. Collateralized by $556,572,016 par value of U.S. Government obligations, 6.11% to 6.50% due 12/01/14 to 07/01/29 with an aggregate market value at 06/30/00 of $510,000,000.
(j) Joint repurchase agreement entered into 06/30/00 with a maturing value of $467,874,523. Collateralized by $479,206,000 par value of U.S. Government obligations, 0% to 7.25% due 08/02/00 to 05/14/10 with an aggregate market value at 06/30/00 of $476,961,879.
(k) Joint repurchase agreement entered into 06/30/00 with a maturing value of $300,170,000. Collateralized by $543,975,698 par value of U.S. Government and Treasury obligations, 0% to 9.00% due 06/15/09 to 03/01/33 with an aggregate market value at 06/30/00 of $306,003,760.
(l) Joint repurchase agreement entered into 06/30/00 with a maturing value of $150,084,000. Collateralized by $154,584,000 par value of U.S. Government obligations, 0% to 7.25% due 11/02/00 to 05/13/05 with an aggregate market value at 06/30/00 of $153,004,476.
(m) Joint repurchase agreement entered into 06/30/00 with a maturing value of $750,431,250. Collateralized by $1,638,512,025 par value of U.S. Government and Treasury obligations, 5.00% to 12.50% due 10/01/00 to 07/01/30 with an aggregate market value at 06/30/00 of $765,000,000.
(n) Joint repurchase agreement entered into 06/30/00 with a maturing value of $1,000,573,333. Collateralized by $1,815,571,441 par value of U.S.
    Government and Treasury obligations, 0% to 10.00% due 03/01/05 to 06/01/37 with an aggregate market value at 06/30/00 of $1,020,000,001.
(o) Joint repurchase agreement entered into 06/30/00 with a maturing value of $250,142,708. Collateralized by $310,901,218 par value of U.S. Government and Treasury obligations, 6.00% to 8.50% due 03/15/01 to 12/15/37 with an aggregate market value at 06/30/00 of $255,000,262.
(p) Joint repurchase agreement entered into 06/30/00 with a maturing value of $200,114,167. Collateralized by $293,357,525 par value of U.S. Government and Treasury obligations, 5.50% to 9.50% due 01/31/02 to 08/01/29 with an aggregate market value at 06/30/00 of $204,000,456.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                                                                                  JUNE 30,
                                                                 JULY 31,           2000
                                                                   2000         (UNAUDITED)
                                                              --------------   --------------
ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  816,533,728   $  544,937,531
---------------------------------------------------------------------------------------------
Repurchase agreements                                            399,090,983      679,522,978
---------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                   238,000               --
---------------------------------------------------------------------------------------------
  Fund shares sold                                                91,517,474       79,884,809
---------------------------------------------------------------------------------------------
  Interest                                                         2,573,876        2,907,800
---------------------------------------------------------------------------------------------
Investment for deferred compensation plan                             93,043           91,036
---------------------------------------------------------------------------------------------
Other assets                                                         271,472          263,285
---------------------------------------------------------------------------------------------
    Total assets                                               1,310,318,576    1,307,607,439
---------------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                                          61,779,969       23,671,140
---------------------------------------------------------------------------------------------
  Dividends                                                          266,174          254,396
---------------------------------------------------------------------------------------------
  Deferred compensation plan                                          93,043           91,036
---------------------------------------------------------------------------------------------
Accrued advisory fees                                                541,572          565,533
---------------------------------------------------------------------------------------------
Accrued administrative service fees                                   11,946           11,745
---------------------------------------------------------------------------------------------
Accrued distribution fees                                            461,927          896,390
---------------------------------------------------------------------------------------------
Accrued trustees' fees                                                   802            2,991
---------------------------------------------------------------------------------------------
Accrued transfer agent fees                                          241,659          184,654
---------------------------------------------------------------------------------------------
Accrued operating expenses                                            95,122           73,020
---------------------------------------------------------------------------------------------
    Total liabilities                                             63,492,214       25,750,905
---------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,246,826,362   $1,281,856,534
=============================================================================================

NET ASSETS:

AIM Cash Reserve Shares                                       $  912,041,597   $  932,932,450
=============================================================================================
Class B                                                       $  289,327,479   $  302,416,702
=============================================================================================
Class C                                                       $   45,457,286   $   46,507,382
=============================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

AIM Cash Reserve Shares                                          912,028,393      932,915,313
=============================================================================================
Class B                                                          289,323,006      302,417,029
=============================================================================================
Class C                                                           45,456,592       46,505,821
=============================================================================================
AIM Cash Reserve Shares:
  Net asset value, redemption and offering price per share    $         1.00   $         1.00
=============================================================================================
Class B:
  Net asset value and offering price per share                $         1.00   $         1.00
=============================================================================================
Class C:
  Net asset value and offering price per share                $         1.00   $         1.00
=============================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                                             SIX MONTHS
                                                              SEVEN MONTHS      ENDED          YEAR
                                                                 ENDED        JUNE 30,        ENDED
                                                                JULY 31,        2000       DECEMBER 31,
                                                                  2000       (UNAUDITED)       1999
                                                              ------------   -----------   ------------
INVESTMENT INCOME:

Interest                                                      $46,634,241    $39,794,906   $72,284,896
-------------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                   4,041,617     3,500,045      7,448,373
-------------------------------------------------------------------------------------------------------
Administrative services fees                                       83,475        71,529        118,024
-------------------------------------------------------------------------------------------------------
Custodian fees                                                     84,840        72,658        171,275
-------------------------------------------------------------------------------------------------------
Distribution fees - AIM Cash Reserve Shares                     1,332,550     1,145,100      2,443,795
-------------------------------------------------------------------------------------------------------
Distribution fees - Class B                                     1,905,178     1,669,584      3,680,653
-------------------------------------------------------------------------------------------------------
Distribution fees - Class C                                       265,889       229,427        440,903
-------------------------------------------------------------------------------------------------------
Trustees' fees                                                      6,820         6,540         15,267
-------------------------------------------------------------------------------------------------------
Transfer agent fees - AIM Cash Reserve Shares                   1,105,308       935,627      1,549,204
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class B                                     395,108       341,020        583,322
-------------------------------------------------------------------------------------------------------
Transfer agent fees - Class C                                      55,135        46,874         69,876
-------------------------------------------------------------------------------------------------------
Other                                                             377,807       323,718      1,055,705
-------------------------------------------------------------------------------------------------------
    Total expenses                                              9,653,727     8,342,122     17,576,397
-------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                    (20,578)      (16,924)       (20,102)
-------------------------------------------------------------------------------------------------------
    Net expenses                                                9,633,149     8,325,198     17,556,295
-------------------------------------------------------------------------------------------------------
Net investment income                                          37,001,092    31,469,708     54,728,601
-------------------------------------------------------------------------------------------------------
Net realized gain from investments                                     --            --             83
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          $37,001,092    $31,469,708   $54,728,684
=======================================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                              SEVEN MONTHS        ENDED             YEAR             YEAR
                                                                 ENDED           JUNE 30,          ENDED            ENDED
                                                                JULY 31,           2000         DECEMBER 31,     DECEMBER 31,
                                                                  2000         (UNAUDITED)          1999             1998
                                                             --------------   --------------   --------------   --------------
OPERATIONS:

  Net investment income                                      $  37,001,092    $   31,469,708   $   54,728,601   $   46,894,254
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investments                                    --                --               83            2,781
------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        37,001,092        31,469,708       54,728,684       46,897,035
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                      (27,493,666)      (23,284,591)     (40,668,074)     (18,980,988)
------------------------------------------------------------------------------------------------------------------------------
  Class A*                                                              --                --               --      (20,797,936)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (8,335,400)       (7,192,863)     (12,546,032)      (6,486,731)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (1,172,026)         (992,254)      (1,514,495)        (628,599)
------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  AIM Cash Reserve Shares                                      (77,443,140)      (56,556,220)    (189,587,232)     834,944,363
------------------------------------------------------------------------------------------------------------------------------
  Class A*                                                              --                --               --     (375,997,608)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (115,577,813)     (102,483,790)      94,371,540      194,469,771
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (11,177,934)      (10,128,705)      29,244,201       19,103,703
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (204,198,887)     (169,168,715)     (65,971,408)     672,523,010
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                        1,451,025,249     1,451,025,249    1,516,996,657      844,473,647
------------------------------------------------------------------------------------------------------------------------------
  End of period                                              $1,246,826,362   $1,281,856,534   $1,451,025,249   $1,516,996,657
==============================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                              $1,246,789,171   $1,281,819,343   $1,450,988,058   $1,516,959,549
------------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investments                  37,191            37,191           37,191           37,108
------------------------------------------------------------------------------------------------------------------------------
                                                             $1,246,826,362   $1,281,856,534   $1,451,025,249   $1,516,996,657
==============================================================================================================================

* The Fund's Class A shares were reclassified as AIM Cash Reserve Shares on 12/21/98.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000, the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of

America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- As permitted under Rule 2a-7 of the 1940 Act, the Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions -- It is the policy of the Fund to declare and pay dividends daily from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $83,475, $71,529 and $118,024, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $776,212, $671,889 and $1,341,736, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Cash Reserve shares, Class B shares and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve shares, Class B shares or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the AIM Cash Reserve shares, Class B shares and Class C shares paid AIM Distributors $1,332,550, $1,905,178 and $265,889, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the AIM Cash Reserve shares, Class B shares and Class C shares paid AIM Distributors $1,145,100, $1,669,584 and $229,427, respectively, as compensation under the Plans. For the year ended December 31, 1999, the AIM Cash Reserves, Class B and Class C shares paid AIM Distributors $2,443,795, $3,680,653, and $440,903, respectively, as compensation under the Plans.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $740,774, $679,919 and $1,254,200, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $3,444, $2,668 and $5,825, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $8,809, $7,117 and $15,823, respectively, and reductions in custodian fees of $11,769, $9,807 and $4,279, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $20,578, $16,924 and $20,102 for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                                              JUNE 30, 2000
                                           JULY 31, 2000                       (UNAUDITED)
                                  --------------------------------   --------------------------------
                                      SHARES           AMOUNT            SHARES           AMOUNT
                                  --------------   ---------------   --------------   ---------------
Sold:
  Cash Reserve Shares              3,591,529,412   $ 3,591,529,412    3,119,085,058   $ 3,122,260,400
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                            509,744,331       509,744,331      448,990,264       450,158,250
-----------------------------------------------------------------------------------------------------
  Class C                            156,197,199       156,197,199      130,393,503       130,551,340
-----------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Cash Reserve Shares                 24,814,673        24,814,673       24,207,616        21,032,274
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                              7,211,243         7,211,243        7,419,659         6,251,673
-----------------------------------------------------------------------------------------------------
  Class C                              1,019,008         1,019,008        1,022,298           864,461
-----------------------------------------------------------------------------------------------------
Issued in connection with
  acquisitions:**
  Cash Reserve Shares                         --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                                     --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class C                                     --                --               --                --
-----------------------------------------------------------------------------------------------------
Reacquired:
  Cash Reserve Shares             (3,693,787,225)   (3,693,787,225)  (3,199,848,894)   (3,199,848,894)
-----------------------------------------------------------------------------------------------------
  Class A*                                    --                --               --                --
-----------------------------------------------------------------------------------------------------
  Class B                           (632,533,387)     (632,533,387)    (558,893,713)     (558,893,713)
-----------------------------------------------------------------------------------------------------
  Class C                           (168,394,141)     (168,394,141)    (141,544,506)     (141,544,506)
-----------------------------------------------------------------------------------------------------
                                    (204,198,887)  $  (204,198,887)    (169,168,715)  $  (169,168,715)
=====================================================================================================


                                         DECEMBER 31, 1999                   DECEMBER 31, 1998
                                  --------------------------------   ---------------------------------
                                      SHARES           AMOUNT            SHARES            AMOUNT
                                  --------------   ---------------   ---------------   ---------------
Sold:
  Cash Reserve Shares              8,060,651,699   $ 8,060,651,699     6,566,275,190   $ 6,566,275,190
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --    12,526,260,894    12,526,260,894
------------------------------------------------------------------------------------------------------
  Class B                          1,129,278,732     1,129,278,732       732,230,888       732,230,888
------------------------------------------------------------------------------------------------------
  Class C                            387,953,922       387,953,922       350,900,238       350,900,238
------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Cash Reserve Shares                 34,229,027        34,229,027        15,456,154        15,456,154
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --        15,630,817        15,630,817
------------------------------------------------------------------------------------------------------
  Class B                             10,880,999        10,880,999         5,684,934         5,684,934
------------------------------------------------------------------------------------------------------
  Class C                              1,259,465         1,259,465           536,206           536,206
------------------------------------------------------------------------------------------------------
Issued in connection with
  acquisitions:**
  Cash Reserve Shares                         --                --       117,682,745       117,682,745
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --           135,276           135,276
------------------------------------------------------------------------------------------------------
  Class B                                     --                --        72,923,588        72,923,588
------------------------------------------------------------------------------------------------------
  Class C                                     --                --         5,548,897         5,548,897
------------------------------------------------------------------------------------------------------
Reacquired:
  Cash Reserve Shares             (8,284,467,958)   (8,284,467,958)   (5,864,469,726)   (5,864,469,726)
------------------------------------------------------------------------------------------------------
  Class A*                                    --                --   (12,918,024,595)  (12,918,024,595)
------------------------------------------------------------------------------------------------------
  Class B                         (1,045,788,191)   (1,045,788,191)     (616,369,639)     (616,369,639)
------------------------------------------------------------------------------------------------------
  Class C                           (359,969,186)     (359,969,186)     (337,881,638)     (337,881,638)
------------------------------------------------------------------------------------------------------
                                     (65,971,491)  $   (65,971,491)      672,520,229   $   672,520,229
======================================================================================================

* Class A shares were reclassified to AIM Cash Reserve Shares effective December 21, 1998.
** The fund acquired AIM Advisor Cash Management Fund and AIM Dollar Fund on
   February 27, 1998 and December 21, 1998, respectively. The acquired funds' net assets as of the respective closing dates were $5,680,255 and $190,605,903, respectively. The net assets of the Fund immediately prior to each acquisition were $701,467,228 and $1,383,530,387, respectively.

NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CASH RESERVE
                                        -----------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                        SEVEN MONTHS       ENDED
                                           ENDED         JUNE 30,                       YEAR ENDED DECEMBER 31,
                                          JULY 31,         2000        ----------------------------------------------------------
                                          2000(a)       (UNAUDITED)      1999         1998         1997        1996        1995
                                        ------------    -----------    --------    ----------    --------    --------    --------
Net asset value, beginning of period      $   1.00       $   1.00      $   1.00    $     1.00    $   1.00    $   1.00    $   1.00
--------------------------------------    --------       --------      --------    ----------    --------    --------    --------
Income from investment operations:
  Net investment income                     0.0300         0.0252        0.0414        0.0453      0.0456      0.0433      0.0493
--------------------------------------    --------       --------      --------    ----------    --------    --------    --------
Less distributions from net investment
  income                                   (0.0300)       (0.0252)      (0.0414)      (0.0453)    (0.0456)    (0.0433)    (0.0493)
--------------------------------------    --------       --------      --------    ----------    --------    --------    --------
Net asset value, end of period            $   1.00       $   1.00      $   1.00    $     1.00    $   1.00    $   1.00    $   1.00
======================================    ========       ========      ========    ==========    ========    ========    ========
Total return(b)                               3.03%          2.55%         4.22%         4.62%       4.66%       4.41%       5.04%
======================================    ========       ========      ========    ==========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $912,042       $932,932      $989,478    $1,179,072    $344,117    $315,470    $293,450
======================================    ========       ========      ========    ==========    ========    ========    ========
Ratio of expenses to average net
  assets                                      1.07%(c)       1.07%(c)      1.04%         0.99%       1.05%       1.08%       1.04%
======================================    ========       ========      ========    ==========    ========    ========    ========
Ratio of net investment income to
  average net assets                          5.15%(c)       5.08%(c)      4.16%         4.53%       4.55%       4.32%       4.92%
======================================    ========       ========      ========    ==========    ========    ========    ========

(a)  Calculated using average shares outstanding.
(b)  Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $915,893,647 and $921,113,716 for July 31, 2000 and June 30, 2000, respectively.

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                           SEVEN MONTHS      ENDED
                                              ENDED        JUNE 30,                      YEAR ENDED DECEMBER 31,
                                             JULY 31,        2000        --------------------------------------------------------
                                             2000(a)      (UNAUDITED)      1999        1998        1997        1996        1995
                                           ------------   -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period         $   1.00      $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-----------------------------------------    --------      --------      --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income                        0.0256        0.0215        0.0339      0.0371      0.0378      0.0360      0.0419
-----------------------------------------    --------      --------      --------    --------    --------    --------    --------
Less distributions from net investment
  income                                      (0.0256)      (0.0215)      (0.0339)    (0.0371)    (0.0378)    (0.0360)    (0.0419)
-----------------------------------------    --------      --------      --------    --------    --------    --------    --------
Net asset value, end of period               $   1.00      $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
=========================================    ========      ========      ========    ========    ========    ========    ========
Total return(b)                                  2.59%         2.17%         3.45%       3.78%       3.84%       3.66%       4.27%
=========================================    ========      ========      ========    ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $289,327      $302,417      $404,911    $310,534    $116,058    $ 91,148    $ 69,857
=========================================    ========      ========      ========    ========    ========    ========    ========
Ratio of expenses to average net assets          1.82%(c)      1.82%(c)      1.79%       1.81%       1.80%       1.81%       1.78%
=========================================    ========      ========      ========    ========    ========    ========    ========
Ratio of net investment income to average
  net assets                                     4.40%(c)      4.33%(c)      3.41%       3.71%       3.80%       3.60%       4.14%
=========================================    ========      ========      ========    ========    ========    ========    ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges where applicable and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $327,368,646 and $335,751,488 for July 31, 2000 and June 30, 2000, respectively.

                                                                                       CLASS C
                                                    -----------------------------------------------------------------------------
                                                                    SIX MONTHS
                                                    SEVEN MONTHS       ENDED            YEAR ENDED             AUGUST 4, 1997
                                                       ENDED         JUNE 30,          DECEMBER 31,        (DATE SALES COMMENCED)
                                                      JULY 31,         2000        --------------------       TO DECEMBER 31,
                                                      2000(a)       (UNAUDITED)      1999        1998               1997
                                                    ------------    -----------    --------    --------    ----------------------
Net asset value, beginning of period                  $   1.00       $   1.00      $   1.00    $   1.00           $   1.00
--------------------------------------------------    --------       --------      --------    --------           --------
Income from investment operations:
  Net investment income                                 0.0256         0.0215        0.0339      0.0371             0.0158
--------------------------------------------------    --------       --------      --------    --------           --------
Less distributions from net investment income          (0.0256)       (0.0215)      (0.0339)    (0.0371)           (0.0158)
--------------------------------------------------    --------       --------      --------    --------           --------
Net asset value, end of period                        $   1.00       $   1.00      $   1.00    $   1.00           $   1.00
==================================================    ========       ========      ========    ========           ========
Total return(b)                                           2.59%          2.17%         3.44%       3.78%              3.92%
==================================================    ========       ========      ========    ========           ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $ 45,457       $ 46,507      $ 56,636    $ 27,391           $  8,287
==================================================    ========       ========      ========    ========           ========
Ratio of expenses to average net assets                   1.82%(c)       1.82%(c)      1.79%       1.81%              1.80%(d)
==================================================    ========       ========      ========    ========           ========
Ratio of net investment income to average net
  assets                                                  4.40%(c)       4.33%(c)      3.41%       3.71%              3.80%(d)
==================================================    ========       ========      ========    ========           ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges where applicable and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $45,687,844 and $46,137,478 for July 31, 2000 and June 30, 2000, respectively.
(d)  Annualized.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
AIM Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2000, and the related statement of operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the statement of changes in net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of July 31, 2000, the results of its operations for the seven months ended July 31, 2000 and the year ended December 31, 1999, the changes in its net assets for the seven months ended July 31, 2000 and the two-years ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the five-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ALABAMA-1.30%

Alabama (State of)
  Housing Finance
  Authority; Single
  Family Mortgage Series
  D-2 RB
  5.50%, 10/01/17(b)        --     Aaa     $  970   $    937,534
----------------------------------------------------------------
Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999
  C RB
  5.75%, 07/01/17           AA     Aa3      1,400      1,432,970
----------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project);
  Refunding Environmental
  Improvement Series RB
  6.40%, 11/01/26(b)        --    Baa1      2,315      2,279,997
----------------------------------------------------------------
                                                       4,650,501
----------------------------------------------------------------

ALASKA-0.76%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)       AAA     Aaa      2,465      2,525,442
----------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Mortgage
  Program Series RB
  6.88%, 06/01/33          AAA     Aaa        205        209,633
----------------------------------------------------------------
                                                       2,735,075
----------------------------------------------------------------

ARIZONA-1.47%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.13%, 09/01/02(b)        --     Aa2      1,900      1,941,211
----------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992
  E GO
  6.50%, 07/01/05           A+      A2      3,100      3,343,443
----------------------------------------------------------------
                                                       5,284,654
----------------------------------------------------------------

ARKANSAS-0.56%

Little Rock (City of);
  Capital Improvement
  Series B GO
  5.75%, 02/01/06           AA     Aa3      2,000      2,011,400
----------------------------------------------------------------

CALIFORNIA-2.02%

Abag Financing Authority
  for Non-profit Corps.
  (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19          AA-      --      2,085      2,113,627
----------------------------------------------------------------
Abag Financing Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series
  1999 COP
  6.00%, 08/15/24          AA-      --      1,000      1,013,180
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
CALIFORNIA-(CONTINUED)

Abag Financing Authority
  for Non-Profit Corps.
  (Lincoln Glen Manor
  Senior Citizens);
  Series 2000 COP
  6.10%, 02/15/25          AA-      --     $1,000   $  1,027,600
----------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno
  Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11           --    Baa3      1,350      1,417,716
----------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/10(d)(e)    AAA     Aaa        400        445,280
----------------------------------------------------------------
Sacramento (City of)
  California City
  Financing Authority
  (Senior Convention
  Center Hotel); Series
  1999 A RB
  6.25%, 01/01/30(f)        --      --        750        707,738
----------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04          BBB      --        500        539,510
----------------------------------------------------------------
                                                       7,264,651
----------------------------------------------------------------
COLORADO-1.32%
Adams (County of)
  Colorado School
  District No. 1;
  Unlimited Tax Series
  1992 A GO
  6.63%, 12/01/02(d)(e)    AAA     Aaa        500        528,270
----------------------------------------------------------------
Colorado Health
  Facilities Authority
  (National Jewish
  Medical and Research
  Project); Hospital
  Series RB
  5.38%, 01/01/29          BBB      --      1,000        767,110
----------------------------------------------------------------
Colorado (State of) E-470
  Public Highway
  Authority; Series 2000
  A RB
  5.75%, 09/01/35(c)       AAA     Aaa      1,000        995,460
----------------------------------------------------------------
Highlands Ranch Metro
  District No. 1;
  Unlimited Tax Refunding
  & Improvement Series A
  GO
  7.30%, 09/01/02(d)(e)    NRR     NRR        500        540,605
----------------------------------------------------------------
Mesa County School
  District No. 51; 1989
  Series B COP
  6.88%, 12/01/05(c)       AAA     Aaa      1,465      1,522,853
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/02(d)(e)    NRR     NRR         50         54,183
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
COLORADO-(CONTINUED)

Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Unrefunded Balance
  Series GO
  7.95%, 12/01/03(f)        --      --     $  305   $    317,420
----------------------------------------------------------------
                                                       4,725,901
----------------------------------------------------------------

CONNECTICUT-2.12%

Connecticut (State of)
  (Bradley International
  Airport); Special
  Obligation Parking
  Series 2000 A RB
  6.60%, 07/01/24(b)        A       --      1,000      1,021,440
----------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series
  1992-A GO
  6.50%, 03/15/02(d)(e)    NRR     NRR      5,500      5,776,100
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Sub-series
  1996 A-3 RB
  5.95%, 05/15/17           AA     Aa2        800        818,400
----------------------------------------------------------------
                                                       7,615,940
----------------------------------------------------------------

DELAWARE-0.08%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A
  RB
  6.75% 01/01/13(d)        NRR     Aaa        250        282,160
----------------------------------------------------------------

DISTRICT OF
  COLUMBIA-0.27%

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(c)       AAA     Aaa      1,000        970,500
----------------------------------------------------------------

FLORIDA-2.00%

Crossings at Fleming
  Island (Community
  Development District
  Special Assessment);
  Refunding Series 2000 B
  RB
  5.80%, 05/01/16(c)       AAA     Aaa      1,000      1,028,900
----------------------------------------------------------------
Dade (County of)
  (Courthouse Center
  Project); Special
  Obligation Series 1995
  RB
  5.90%, 04/01/05(d)(e)    NRR     NRR        500        533,740
----------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)       BBB    Baa1      1,125      1,144,811
----------------------------------------------------------------
Escambia (County of)
  Health Facilities
  Authority (Health Care
  Facility Loan-Veterans
  Hospital Project);
  Hospital Series 2000 RB
  5.95%, 07/01/20(c)        --     Aaa      1,000      1,022,280
----------------------------------------------------------------
Miami (City of) Dade
  County Florida Aviation
  (Miami International
  Airport); Series 2000 B
  RB
  5.75%, 10/01/29(c)       AAA     Aaa      2,000      2,020,760
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
FLORIDA-(CONTINUED)

Miami (City of) Parking
  Facilities; Series 1992
  A RB
  6.70%, 10/01/01(d)(e)    NRR     NRR     $1,120   $  1,168,754
----------------------------------------------------------------
Plantation (City of)
  Health Facilities
  Authority (Covenant
  Retirement Communities
  Inc.); Series 1992 RB
  7.75%, 12/01/02(d)(e)    NRR     NRR        250        272,425
----------------------------------------------------------------
                                                       7,191,670
----------------------------------------------------------------

GEORGIA-0.48%

Georgia (State of)
  Housing and Finance
  Authority (Home
  Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11          AA+     Aa2        650        676,429
----------------------------------------------------------------
Savannah (City of)
  Economic Development
  Authority (Hershey
  Foods Corp. Project);
  Refunding IDR
  6.60%, 06/01/12           A+      --      1,000      1,043,300
----------------------------------------------------------------
                                                       1,719,729
----------------------------------------------------------------

IDAHO-0.26%

Idaho Health Facilities
  Authority (Elks
  Rehabilitation Hospital
  Project); Hospital
  Series RB
  5.30%, 07/15/18          BBB      --      1,150        921,875
----------------------------------------------------------------

ILLINOIS-9.23%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association Project);
  Hospital Series 1991 RB
  7.00%, 06/01/01(d)(e)    AAA     Aaa      3,250      3,382,275
----------------------------------------------------------------
Chicago (City of) Public
  Building Committee
  (Chicago School
  Reform); Refunding
  Series 1999 RB
  5.25%, 12/01/15(c)       AAA     Aaa      1,500      1,490,520
----------------------------------------------------------------
Cook (County of);
  Unlimited Tax Series
  1992 B GO
  5.75%, 11/15/02(d)(e)    AAA     Aaa      2,000      2,091,880
----------------------------------------------------------------
Freeport (City of) (Sewer
  System Improvements);
  Unlimited Tax Series
  2000 GO
  6.00%, 12/01/29(c)       AAA     Aaa      1,000      1,013,850
----------------------------------------------------------------
Illinois (State of);
  Sales Tax Series 1991 O
  RB
  6.50%, 06/15/01(d)(e)    AAA     NRR      1,500      1,556,205
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  Refunding PCR
  6.75%, 05/01/16           --      A2      2,500      2,584,550
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems
  Project); Hospital
  Series 1997 A RB
  6.00%, 11/15/11          AAA     Aaa      2,500      2,677,700
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Midwestern
  University); Series B
  RB
  5.50%, 05/15/18           A       --     $1,000   $    958,330
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(e)       AA+     Aa1      1,000        992,980
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Shedd
  Aquarium Society); RB
  5.60%, 07/01/27(c)       AAA     Aaa      3,500      3,428,355
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Blessing Hospital);
  Hospital Series 1999 A
  6.00%, 11/15/19(b)       AAA     Aaa      1,000      1,015,530
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); RB
  6.25%, Refunding Series
  1992 A 04/15/22(d)(e)    NRR     Aaa      1,000      1,074,390
----------------------------------------------------------------
  6.25%, Series 1992 C
  04/15/22(d)(e)           NRR     NRR      1,150      1,231,052
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Franciscan Sisters
  Health Care); Series
  1992 RB
  6.40%, 09/01/04(d)       AAA     Aaa      2,000      2,133,140
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Memorial Hospital);
  Hospital Series 1992 RB
  7.25%, 05/01/02(d)(e)    NRR     NRR        200        212,810
----------------------------------------------------------------
Illinois State University
  (Auxiliary Facilities
  System);
  5.75%, Series 1993 RB
  04/01/14(c)              AAA     Aaa      1,000      1,013,350
----------------------------------------------------------------
  5.75%, Series 1991 RB
  04/01/22                 AA-     Aa3      4,750      4,751,900
----------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.88%, 08/01/22(b)        AA      --         60         61,945
----------------------------------------------------------------
Tazewell County Community
  High School District
  No. 303 (Pekin);
  Unlimited Tax Series
  1996 GO
  5.63%, 01/01/14(c)       AAA     Aaa      1,435      1,461,562
----------------------------------------------------------------
                                                      33,132,324
----------------------------------------------------------------

INDIANA-1.22%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)        --      --         90         95,327
----------------------------------------------------------------
East Allen (City of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2000 RB
  5.75%, 01/15/15(c)       AAA     Aaa        735        754,367
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
INDIANA-(CONTINUED)

Indiana (State of)
  (Special Program);
  Series 2000 A RB
  5.90%, 02/01/14(c)       AAA     Aaa     $1,000   $  1,042,400
----------------------------------------------------------------
Indiana (State of)
  Housing Finance
  Authority; Series B-1
  RB
  6.15%, 07/01/17           --     Aaa        150        153,630
----------------------------------------------------------------
Indianapolis (City of)
  (Lake Nora and Fox Club
  Project); Series 1999 A
  Multi-Family RB
  5.90%, 10/01/19(c)        --     Aaa      1,795      1,802,109
----------------------------------------------------------------
Indiana Transportation
  Finance Authority
  (Airport Lease
  Facility); Series 1992
  A RB
  6.25%, 11/01/02(d)(e)    NRR     Aaa        395        416,717
----------------------------------------------------------------
  6.25%, 11/01/16           AA      A1        105        108,294
----------------------------------------------------------------
                                                       4,372,844
----------------------------------------------------------------

IOWA-0.30%

Iowa Finance Authority
  (Trinity Regional
  Hospital Project);
  Hospital Facilities
  Series 1997 RB
  6.00%, 07/01/12(c)       AAA     Aaa      1,000      1,068,490
----------------------------------------------------------------

KANSAS-0.45%

Hutchinson Health Care
  Facilities (Wesley
  Towers); Refunding &
  Improvement Series 1999
  A RB
  6.25%, 11/15/19(f)        --      --      1,500      1,320,870
----------------------------------------------------------------
Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.38%, 11/15/04(d)(e)    NRR     NRR        250        280,368
----------------------------------------------------------------
                                                       1,601,238
----------------------------------------------------------------

KENTUCKY-1.73%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities
  Series RB
  5.88%, 05/01/08(f)        --      --        595        559,127
----------------------------------------------------------------
Kenton (County of)
  Kentucky Airport Board
  (Delta Airlines
  Project); Special
  Facilities Series 1992
  A RB
  7.13%, 02/01/21(b)       BBB-   Baa3      2,500      2,539,575
----------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series
  1993 A RB
  6.15%, 03/01/13           --      Aa      3,000      3,124,530
----------------------------------------------------------------
                                                       6,223,232
----------------------------------------------------------------

LOUISIANA-3.59%

Louisiana (State of)
  Local Government
  Environmental
  Facilities and
  Community Development
  Authority (Capital
  Projects and Equipment
  Acquisition); Series
  2000 A RB
  6.30%, 07/01/30(c)       AAA      --      2,000      2,156,080
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
LOUISIANA-(CONTINUED)

Louisiana Public
  Facilities Authority
  (Medical Center at New
  Orleans Project); RB
  6.13%, 10/15/07(c)       AAA      --     $2,775   $  2,843,154
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Our Lady of Lake
  Regional Hospital);
  Hospital Refunding
  Series C RB
  6.00%, 12/01/01(d)(e)    AAA     Aaa      1,000      1,038,170
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Tulane University of
  Louisiana); RB
  6.00%, 10/01/16(c)       AAA     Aaa      2,500      2,587,725
----------------------------------------------------------------
New Orleans Levee
  District; Trust
  Receipts Series 1995 A
  RB
  5.95%, 11/01/07(c)       AAA     Aaa      1,000      1,058,920
----------------------------------------------------------------
Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional
  Medical Center);
  Refunding Series 1996
  RB
  5.70%, 05/15/16(c)       AAA     Aaa      1,000      1,008,860
----------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax District);
  Public Improvement
  Series 1987 RB
  7.60%, 01/01/08(d)       NRR     NRR        500        581,675
----------------------------------------------------------------
  7.60%, 01/01/09(d)       NRR     NRR        500        590,605
----------------------------------------------------------------
West Feliciana Parish
  (Gulf States
  Utilities); Series A
  PCR
  7.50%, 05/01/15          BB+      --      1,000      1,040,160
----------------------------------------------------------------
                                                      12,905,349
----------------------------------------------------------------

MAINE-0.64%

Maine (State of)
  Education Loan
  Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)        --      A2        770        793,577
----------------------------------------------------------------
Maine (State of) Housing
  Authority; Series 1999
  E-1 RB
  5.85%, 11/15/20           AA     Aa2      1,500      1,513,740
----------------------------------------------------------------
                                                       2,307,317
----------------------------------------------------------------

MASSACHUSETTS-3.50%

Massachusetts (State of)
  (Consumer Loans);
  Unlimited Tax Series
  1991 C GO
  7.00%, 08/01/01(d)(e)    NRR     NRR      2,450      2,559,466
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Lowell General
  Hospital); Series 1991
  A RB
  8.40%, 06/01/01(d)(e)    NRR     NRR      3,550      3,732,328
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)       AAA      --      1,000      1,045,660
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Industrial Finance
  Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)        --      --     $  125   $    126,197
----------------------------------------------------------------
Massachusetts (State of)
  Housing Finance Agency;
  Single Family Housing
  Series 1994 RB
  6.60%, 12/01/26(b)        A+     Aa3      1,890      1,943,771
----------------------------------------------------------------
Massachusetts (State of)
  Municipal Wholesale
  Electric Cooperative
  Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)       AAA     Aaa      3,000      3,176,670
----------------------------------------------------------------
                                                      12,584,092
----------------------------------------------------------------

MICHIGAN-4.12%

Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(d)(e)    NRR     NRR      1,000      1,031,250
----------------------------------------------------------------
  6.15%, 05/01/01(d)(e)    NRR     NRR      1,300      1,342,029
----------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.38%, 07/01/18(c)        A       --      1,000        933,720
----------------------------------------------------------------
Garden City Hospital
  Finance Authority
  (Garden City Hospital);
  Hospital Refunding
  Series A RB
  5.63%, 09/01/10           --     Ba3      1,000        852,790
----------------------------------------------------------------
Lake Orion Community
  School District;
  Unlimited Tax Refunding
  Series 1994 GO
  7.00%, 05/01/05(d)(e)    AAA     Aaa      2,500      2,771,925
----------------------------------------------------------------
Lakeview Community School
  District; Refunding
  Unlimited Tax Series
  1996 GO
  5.75%, 05/01/07(d)(e)    AAA     Aaa      1,000      1,059,420
----------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series
  1996 GO
  6.00%, 05/01/06(d)(e)    AAA     Aaa      1,210      1,300,085
----------------------------------------------------------------
Michigan (State of)
  Housing Development
  Authority; Refunding
  Rental Housing Series A
  RB
  6.60%, 04/01/12          AA-      --        945        985,578
----------------------------------------------------------------
Ypsilanti (City of)
  School District;
  Refunding Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/07(d)(e)    AAA     Aaa      4,275      4,529,020
----------------------------------------------------------------
                                                      14,805,817
----------------------------------------------------------------

MINNESOTA-0.29%

Minneapolis (City of)
  (Parking Ramp Project);
  Unlimited Tax Series
  2000 A GO
  5.90%, 12/01/20          AAA     Aaa      1,000      1,025,560
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MISSISSIPPI-2.58%

Mississippi (State of)
  Development Board
  (Panola County
  Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28           A       --     $5,000   $  4,099,600
----------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series 1994 C RB
  7.50%, 09/01/09(b)(f)     --      --      5,000      5,176,200
----------------------------------------------------------------
                                                       9,275,800
----------------------------------------------------------------

MISSOURI-1.15%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06           A       A3      1,435      1,444,973
----------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.
  (Truman Medical Center
  Charitable Foundation);
  Leasehold Improvement
  Series 1991 A RB
  7.00%, 11/01/01(d)(e)    NRR     NRR        605        623,199
----------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement and Energy
  Resources Authority;
  Series 1995 C PCR
  5.85%, 01/01/10           --     Aaa      1,000      1,049,360
----------------------------------------------------------------
St. Louis (City of)
  Airport; Series 2000 RB
  6.25%, 01/01/02          Baa3   BBB-      1,000      1,008,240
----------------------------------------------------------------
                                                       4,125,772
----------------------------------------------------------------

NEVADA-1.62%

Boulder (City of)
  (Boulder City Hospital
  Inc. Project); Hospital
  Refunding Series RB
  5.85%, 01/01/22(f)        --      --        500        415,230
----------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific
  Project); Refunding
  Series 1987 PCR
  6.55%, 10/01/13(c)       AAA     Aaa      3,000      3,140,250
----------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)    AAA     Aaa      1,000      1,050,990
----------------------------------------------------------------
Reno Redevelopment
  Agency; Refunding
  Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10           --    Baa3      1,185      1,210,288
----------------------------------------------------------------
                                                       5,816,758
----------------------------------------------------------------

NEW HAMPSHIRE-0.42%

Hudson (City of);
  Unlimited Tax Series GO
  5.25%, 03/15/28           --     Aa3      1,610      1,497,042
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW JERSEY-2.89%

Hudson (County of)
  Correctional Facility;
  Refunding Series 1992
  COP
  6.60%, 12/01/21(c)       AAA     Aaa     $1,250   $  1,290,675
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)     --      --      1,630      1,684,980
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Continental Airlines
  Inc. Project);
  Specialty Facilities
  Series 1999 RB
  6.40%, 09/15/23(b)        BB     Ba2      4,000      3,765,760
----------------------------------------------------------------
  6.25%, 09/15/29(b)        BB     Ba2      2,250      2,033,527
----------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First
  Mortgage Series RB
  5.70%, 10/01/17(f)        --      --        500        423,875
----------------------------------------------------------------
New Jersey Health Care
  Facility Financing
  Authority; Unrefunded
  Balance Series 1987 C
  RB
  8.60%, 07/01/17(c)       AAA     Aaa        185        186,554
----------------------------------------------------------------
New Jersey (State of)
  Turnpike Authority;
  Series 2000 A RB
  5.50%, 01/01/25(c)       AAA     Aaa      1,000        988,040
----------------------------------------------------------------
                                                      10,373,411
----------------------------------------------------------------

NEW MEXICO-1.62%

Albuquerque (City of) New
  Mexico Educational
  Facilities Authority
  (Albuquerque Academy
  Project); Education
  Series 1995 RB
  5.75%, 10/15/03(d)(e)    NRR     NRR        915        945,909
----------------------------------------------------------------
Las Cruces South Central
  Solid Waste Authority;
  Environmental Services
  RB
  5.65%, 06/01/09           --      A3        575        586,856
----------------------------------------------------------------
Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)       AAA     Aaa      2,000      2,069,120
----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 A RB
  6.25%, 06/01/04(d)(e)    AAA     Aaa      2,100      2,220,939
----------------------------------------------------------------
                                                       5,822,824
----------------------------------------------------------------

NEW YORK-11.61%

Metropolitan
  Transportation
  Authority; Dedicated
  Tax Fund Series 2000 A
  RB
  5.88%, 04/01/25(c)       AAA     Aaa      1,500      1,520,265
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)         NRR     Aaa     $2,000   $  2,123,220
----------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F GO
    02/01/02(d)(e)         NRR     Aaa      4,775      5,066,323
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR     NRR        350        367,836
----------------------------------------------------------------
  7.20%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR     NRR        390        410,994
----------------------------------------------------------------
    02/01/15                A-      A3        110        115,138
----------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D GO
    02/01/02(d)(e)         NRR     Aaa      1,970      2,091,608
----------------------------------------------------------------
    02/01/09                A-      A3         30         31,699
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1
    08/01/02(d)(e)         NRR     Aaa      1,990      2,116,305
----------------------------------------------------------------
  7.38%, Unlimited Tax
    Series B1
    08/15/04(d)(e)         NRR     Aaa        500        556,456
----------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A
    08/01/17                A-      A3      3,035      3,166,689
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1
    08/01/17                A-      A3         10         10,527
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B
    02/01/18(c)            AAA     Aaa        830        865,549
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B
    02/01/02(d)(e)         AAA     Aaa        170        178,791
----------------------------------------------------------------
New York (City of)
  Industrial Development
  Agency (The Lighthouse
  Inc. Project); Series
  1992 RB (LOC-Chase
  Manhattan Bank)
  6.50%, 07/01/02(d)(e)    NRR     NRR      1,500      1,585,515
----------------------------------------------------------------
New York (City of)
  Municipal Water Finance
  Authority; Water &
  Sewer Systems
  5.75%, Series 1997 B RB
    06/15/29                AA     Aa3      3,850      3,854,504
----------------------------------------------------------------
  5.00%, Series 1987 A RB
    06/15/17                AA     Aa3      1,350      1,270,674
----------------------------------------------------------------
  5.50%, Series 1996 A RB
    06/15/24(c)            AAA     Aaa      1,000        975,280
----------------------------------------------------------------
New York State Dorm
  Authority (City
  University System);
  Series 1990 C RB
  6.00%, 07/01/16           A     Baa1        365        365,675
----------------------------------------------------------------
New York (State of) Dorm
  Authority (State
  University Educational
  Facilities); Series A
  RB
  6.50%, 05/15/06           A       A3      1,000      1,081,730
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (State of)
  Environmental
  Facilities Corp.; Water
  Revenue Series 1991 E
  PCR
  6.88%, 06/15/01(d)(e)    AAA     Aaa     $2,300   $  2,395,036
----------------------------------------------------------------
  6.88%, 06/15/10          AAA     Aaa      1,100      1,139,798
----------------------------------------------------------------
New York (State of) Urban
  Development Corp.
  (Correctional Capital
  Facilities); Series
  1991-3 RB
  7.38%, 01/01/02(d)(e)    NRR     Aaa      7,850      8,316,682
----------------------------------------------------------------
North Babylon (City of)
  Union Free School
  District; Unlimited Tax
  Series 2000 A GO
  5.50%, 02/15/17(c)        --     Aaa      2,070      2,071,594
----------------------------------------------------------------
                                                      41,677,888
----------------------------------------------------------------

NORTH CAROLINA-1.58%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.13%, 01/01/10(c)       AAA     Aaa      1,500      1,641,870
----------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family-Series II RB
  6.20%, 03/01/16           AA     Aa2        570        588,725
----------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project);
  7.25%, Refunding RB
    01/01/07               BBB+   Baa1      2,890      3,166,486
----------------------------------------------------------------
  6.50%, Series 1990 RB
    01/01/10(d)            AAA     Aaa        260        286,720
----------------------------------------------------------------
                                                       5,683,801
----------------------------------------------------------------

NORTH DAKOTA-0.15%

North Dakota Housing
  Finance Agency; Home
  Mortgage Series B RB
  5.85%, 07/01/28(b)        --     Aa3        545        533,958
----------------------------------------------------------------
OHIO-2.65%
Cleveland (City of)
  Parking Facilities;
  Improvement Series RB
  8.00%, 09/15/02(d)(e)    NRR     NRR        500        542,960
----------------------------------------------------------------
Fairfield (City of)
  School District;
  Unlimited Tax Series
  1995 GO
  6.10%, 12/01/15(c)       AAA     Aaa      1,000      1,036,620
----------------------------------------------------------------
Findlay (City of);
  Limited Tax Series 1996
  GO
  5.88%, 07/01/17          AA-     Aa3      1,000      1,028,900
----------------------------------------------------------------
Lake Ohio School
  District; Unlimited Tax
  Series 2000 GO
  5.75%, 12/01/26(c)       AAA     Aaa      2,500      2,526,925
----------------------------------------------------------------
Mason (City of) Health
  Care Facilities (MCV
  Health Care
  Facilities); Series
  1990 RB
  7.63%, 02/01/01(d)(e)    AAA     NRR      2,090      2,173,224
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OHIO-(CONTINUED)

Montgomery (County of)
  Ohio Hospital Authority
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital
  Series RB
  5.50%, 12/01/09(d)(e)    NRR     NRR     $1,000   $  1,041,380
----------------------------------------------------------------
Ohio Department of
  Transportation
  (Panhandle Rail Line
  Project); Series 1992
  COP
  6.50%, 04/15/12(c)       AAA     Aaa      1,100      1,147,795
----------------------------------------------------------------
                                                       9,497,804
----------------------------------------------------------------

OKLAHOMA-2.77%

McAlester (City of)
  Public Works Authority;
  Refunding and
  Improvement Series 1995
  RB
  5.50%, 12/01/09(d)(e)    AAA     Aaa        975      1,029,015
----------------------------------------------------------------
Mustang Improvement
  Utility Authority;
  Series 1999 RB
  5.70%, 10/01/19(c)        --     Aaa      1,500      1,503,555
----------------------------------------------------------------
Oklahoma Development
  Finance Authority (St.
  John Health System);
  Refunding Series 1999
  RB
  5.75%, 02/15/18           AA     Aa3        675        674,244
----------------------------------------------------------------
  5.75%, 02/15/25           AA     Aa3      1,750      1,752,503
----------------------------------------------------------------
Sapula (City of)
  Municipal Authority;
  Capital Improvement
  Series RB
  5.00%, 07/01/21(c)       AAA     Aaa      1,000        920,790
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (St. Johns Medical
  Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(d)(e)    NRR     NRR      2,000      2,150,480
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (Tulsa Regional Medical
  Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)    AAA     NRR        500        543,550
----------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B
  RB
  6.00%, 03/01/08           A+      --      1,305      1,361,702
----------------------------------------------------------------
                                                       9,935,839
----------------------------------------------------------------

OREGON-0.93%

Cow Creek Band Umpqua
  Tribe of Indians;
  Series B RB
  5.10%, 07/01/12(c)       AAA     Aaa      1,000        999,070
----------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A
  RB
  6.20%, 06/01/04(d)(e)    AAA     NRR      1,200      1,277,112
----------------------------------------------------------------
  6.25%, 06/01/04(d)(e)    AAA     NRR      1,000      1,065,990
----------------------------------------------------------------
                                                       3,342,172
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
PENNSYLVANIA-1.63%

Allegheny (County of)
  Port Authority; Special
  Revenue Transportation
  Series 1999 RB
  6.13% 03/01/29(c)        AAA     Aaa     $1,000   $  1,030,240
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Meadowood
  Corp. Project);
  Refunding First
  Mortgage Series A RB
  10.25%, 12/01/00(d)(e)   NRR     NRR        100        103,820
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Pennsburg
  Nursing &
  Rehabilitation Center);
  Series 1993 RB
  7.63%, 03/31/04(d)(e)    NRR     Aaa        100        112,101
----------------------------------------------------------------
Pennsylvania (State of);
  Unlimited Tax Third
  Series GO
  6.75%, 11/15/13(c)       AAA     Aaa      1,250      1,355,512
----------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D
  RB
  7.05%, 12/01/10(b)       BBB-     --      2,900      2,976,125
----------------------------------------------------------------
Scranton-Lackawanna
  Health & Welfare
  Authority (Moses Taylor
  Hospital Project);
  Series 1991 B RB
  8.50%, 07/01/01(d)(e)    AAA     NRR        250        263,893
----------------------------------------------------------------
                                                       5,841,691
----------------------------------------------------------------

PUERTO RICO-0.39%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991
  P RB
  7.00%, 07/01/01(d)(e)    AAA     Aaa      1,325      1,382,902
----------------------------------------------------------------

RHODE ISLAND-0.66%

Rhode Island Depositors
  Economic Protection
  Corp.; Special
  Obligation Series 1992
  A RB
  6.95%, 08/01/02(d)(e)    AAA     Aaa      1,250      1,331,912
----------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Corp.;
  Homeownership
  Opportunity Series 15 B
  RB
  6.00%, 10/01/04          AA+     Aa2      1,000      1,041,640
----------------------------------------------------------------
                                                       2,373,552
----------------------------------------------------------------

SOUTH CAROLINA-0.58%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24          BBB-   Baa3      1,150      1,054,654
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of)
  Jobs Economic
  Development Authority
  (Palmetto Health
  Alliance); Hospital
  Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15          BBB    Baa1     $1,000   $  1,021,740
----------------------------------------------------------------
                                                       2,076,394
----------------------------------------------------------------

SOUTH DAKOTA-0.03%

South Dakota Health and
  Educational Facility
  Authority (Huron
  Regional Medical
  Center); Series 1994 RB
  7.25%, 04/01/20          BBB      --        100        101,698
----------------------------------------------------------------

TENNESSEE-1.77%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)       AAA     Aaa        975        992,765
----------------------------------------------------------------
Montgomery (County of)
  Health, Educational and
  Housing Facilities
  Board (Clarksville
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.38%, 01/01/28(c)        A       --      1,800      1,627,164
----------------------------------------------------------------
Robertson and Sumner
  (Counties of) White
  House Utilities
  District; Water and
  Sewer Series 2000 RB
  6.00%, 01/01/26           --     Aaa      1,000      1,023,750
----------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School
  Series B GO
  6.00%, 03/01/02(d)(e)    NRR     NRR      1,000      1,031,880
----------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)        --      --      1,000        886,000
----------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership
  Progressive Series Q RB
  6.80%, 07/01/17           AA     Aa2        770        798,451
----------------------------------------------------------------
                                                       6,360,010
----------------------------------------------------------------

TEXAS-20.07%

Allen Independent School
  District; Unlimited Tax
  Refunding Series 2000
  GO
  5.95%, 02/15/25(c)       AAA     Aaa      1,600      1,624,368
----------------------------------------------------------------
Arlington Independent
  School District;
  Unlimited Tax Series GO
  5.75%, 02/15/05(d)(e)    NRR     Aaa        705        736,647
----------------------------------------------------------------
  5.75%, 02/15/21(d)        --     Aaa        295        295,808
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Austin (City of); Utility
  System Combined Fee
  Refunding Series 1991
  RB
  6.50%, 05/15/01(d)(e)    AAA     Aaa     $1,380   $  1,429,390
----------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995
  RB
  6.10%, 02/01/05(d)(e)    AAA     Aaa      1,115      1,180,361
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax; Refunding Sub Lien
  1999 Series RB
  5.80%, 11/15/29(c)       AAA     Aaa      1,000      1,003,460
----------------------------------------------------------------
Bellville Independent
  School District;
  Unlimited Tax Series
  1995 GO
  6.13%, 02/01/06(d)(e)    NRR     Aaa        535        571,808
----------------------------------------------------------------
  6.13%, 02/01/20          NRR     Aaa        295        302,938
----------------------------------------------------------------
Bexar (County of) Housing
  Finance Corp. (Dymaxion
  & Marrach Park
  Apartments);
  Multifamily Housing
  Series 2000 A RB
  6.10%, 08/01/30(c)        --     Aaa      1,000      1,000,000
----------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series
  A RB
  5.38%, 01/01/22(c)       AAA     Aaa      2,000      1,901,120
----------------------------------------------------------------
Brazos Higher Education
  Loan Authority Inc.;
  Refunding Series 1992
  C-1 RB
  6.30%, Series 1992 C-1
    11/01/01(b)             --      Aa        325        330,714
----------------------------------------------------------------
  6.45%, Series 1992 C-1
    11/01/02(b)             --      Aa      1,135      1,164,816
----------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)    NRR     NRR      1,000      1,052,440
----------------------------------------------------------------
Comal (County of)
  Industrial Development
  Authority (The Coleman
  Co., Inc. Project);
  Industrial Development
  Series 1980 RB
  9.25%, 08/01/00(d)(e)    NRR     NRR        280        280,000
----------------------------------------------------------------
Comal (County of)
  Independent School
  District; Unlimited Tax
  Refunding Series 1999
  GO
  5.75%, 08/01/28(c)        --     Aaa      1,000        998,610
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14           AA     Aa2      2,055      2,054,836
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)    NRR     NRR      2,030      2,094,473
----------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.13%, 08/15/17(c)       AAA      --      1,000        951,430
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)    AAA     Aaa     $1,500   $  1,600,470
----------------------------------------------------------------
Grapevine (City of);
  Limited Tax Series 2000
  COP
  5.88%, 08/15/26(c)       AAA     Aaa      1,610      1,632,492
----------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax GO and
  Sub. Lien Refunding
  Series 1991
  6.75%, 08/01/14           AA     Aa1      3,850      4,013,510
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991
  RB
  6.70%, 02/15/03(d)(e)    AAA     NRR      1,000      1,050,880
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Childrens
  Hospital Project);
  Hospital Series 1999 A
  RB
  5.25%, 10/01/29           AA     Aa2      2,000      1,765,040
----------------------------------------------------------------
Harris County Mental
  Health and Mental
  Retardation Authority;
  Refunding Series 1992
  RB
  6.25%, 09/15/10(c)       AAA     Aaa      4,500      4,618,620
----------------------------------------------------------------
Houston (City of);
  Limited Tax Series 1992
  C GO
  6.25%, 03/01/02(d)(e)    NRR     NRR      1,470      1,509,822
----------------------------------------------------------------
Houston (City of); Water
  and Sewer System Series
  1997 C RB
  5.38%, 12/01/27(c)       AAA     Aaa      2,495      2,363,339
----------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent
  School District;
  6.50%, Refunding
    Unlimited Tax Series
    1994 GO
    08/15/04(d)(e)         AAA     Aaa        640        684,531
----------------------------------------------------------------
  6.50%, Unrefunded
    Unlimited Tax Series
    1994 GO 08/15/24(c)    AAA     Aaa        360        371,938
----------------------------------------------------------------
Katy (City of)
  Independent School
  District; Limited Tax
  Series 1999 GO
  6.13%, 02/15/32          AAA     Aaa      1,500      1,545,630
----------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994
  COP
  6.00%, 08/15/05(c)       AAA     Aaa      1,000      1,058,110
----------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Unlimited Tax
  Refunding Series
  6.00%, Series 1999 GO
    08/15/35               AAA      --      2,500      2,557,625
----------------------------------------------------------------
  6.13%, Series 2000 GO
    08/15/35               AAA      --      1,000      1,031,340
----------------------------------------------------------------
Lockhart (City of) Tax
  and Utility Systems;
  Unlimited Tax Series
  1996 GO
  5.85%, 08/01/11(c)       AAA     Aaa        605        631,989
----------------------------------------------------------------
  5.90%, Refunding
    08/01/06(d)(e)         AAA     Aaa      1,100      1,168,849
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Matagorda (County of)
  District No. 1 (Reliant
  Energy Project);
  Refunding 1999 RB
  5.95%, 05/01/30(b)       BBB    Baa1     $2,250   $  2,028,915
----------------------------------------------------------------
North Central Texas
  Health Facilities
  Development Corp. (CC
  Young Memorial
  Project); Hospital
  Series RB
  5.38%, 02/15/25(c)        A       --      1,000        931,140
----------------------------------------------------------------
Northside Independent
  School District;
  Unlimited Tax Series
  1999 A GO
  5.50%, 08/15/24          AAA     Aaa      1,000        973,980
----------------------------------------------------------------
North Texas Higher
  Education Authority
  Inc.; Student Loan RB
  6.10%, Series 1993 C
    04/01/08(b)             --      Aa      1,000      1,021,400
----------------------------------------------------------------
  6.30%, Series 1993 D
    04/01/09(b)             --       A        500        509,420
----------------------------------------------------------------
Plano (City of); Limited
  Tax Series 2000 GO
  5.88%, 09/01/19          AAA     Aaa        850        868,428
----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1991 B GO
  5.63%, 02/15/01(d)(e)    AAA     Aaa      2,500      2,516,850
----------------------------------------------------------------
Richardson (City of);
  Hotel Occupancy Limited
  Tax Series 2000 A COP
  5.75%, 12/15/21(c)       AAA     Aaa      2,000      2,008,680
----------------------------------------------------------------
San Antonio (City of)
  Independent School
  District; Unlimited Tax
  Series 1999 GO
  5.50%, 08/15/24          AAA     Aaa      3,500      3,408,930
----------------------------------------------------------------
Southwest Higher
  Education Authority
  Inc. (Southern
  Methodist University);
  Higher Education Series
  D RB
  5.00%, 10/01/22           A+      A1      1,750      1,555,155
----------------------------------------------------------------
Spring Branch Independent
  School District;
  Limited Tax Series 2000
  GO
  5.75%, 02/01/24(c)       AAA     Aaa      1,700      1,697,824
----------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health and
  Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16          BBB+     --        965        961,053
----------------------------------------------------------------
Texas (State of);
  Veteran's Land
  Unlimited Tax Series
  1994 GO
  6.40%, 12/01/24(b)        AA     Aa1      2,000      2,052,060
----------------------------------------------------------------
Texas (State of)
  Department of Housing
  and Community Affairs
  (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16           A       --        310        321,644
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Refunded
  Series 1991 RB
  7.10%, 12/01/01(d)(e)    AAA     Aaa     $  600   $    631,710
----------------------------------------------------------------
Tyler Health Facilities
  Development Corp.
  (Mother Frances
  Hospital); Hospital
  Series A RB
  5.63%, 07/01/13           --    Baa2      1,000        864,160
----------------------------------------------------------------
University of Texas;
  Series 1999 B RB
  5.70%, 08/15/20          AAA     Aa1      1,000      1,007,690
----------------------------------------------------------------
Victoria (County of)
  (Texas Hospital
  Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)       AAA     Aaa      1,000      1,050,190
----------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  6.40%, 02/15/05(d)(e)    NRR     Aaa        900        964,071
----------------------------------------------------------------
  6.40%, 02/15/12(c)        --     Aaa        100        106,280
----------------------------------------------------------------
                                                      72,056,984
----------------------------------------------------------------

UTAH-1.38%

Intermountain Power
  Agency (Utah Power
  Supply); Series 1986 B
  RB
  5.00%, 07/01/16           A+      A1      1,550      1,448,165
----------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27          BBB      --      1,000        936,180
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Federally Insured Term
  Sub. Single Family
  Mortgage RB
  6.30%, Sub-Series 1994
    E-1, 07/01/06          AA-     Aa3        240        248,585
----------------------------------------------------------------
  7.15%, Sub-Series 1994
    G-1, 07/01/06          AA-     Aa3        135        142,376
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
    07/01/06               AA-     Aa3        350        360,115
----------------------------------------------------------------
  6.45%, Series G2
    07/01/27(b)            AAA     Aaa        780        796,957
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage
  Sub-Series 2000 B-1 RB
  6.00%, 07/01/10(b)       AA-     Aa3      1,000      1,008,860
----------------------------------------------------------------
                                                       4,941,238
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
VERMONT-0.28%

Vermont (State of)
  Educational and Health
  Buildings Financing
  Agency (Fletcher Allen
  Health); Hospital
  Series 2000 A RB
  6.00%, 12/01/23(c)       AAA     Aaa     $1,000   $  1,020,510
----------------------------------------------------------------

VIRGIN ISLAND-0.93%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan
  Notes Series 1992 A RB
  7.25%, 10/01/02(d)(e)    AAA     NRR      1,000      1,079,500
----------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991
  7.75%, 10/01/01(d)(e)    NRR     NRR      2,155      2,262,017
----------------------------------------------------------------
                                                       3,341,517
----------------------------------------------------------------

VIRGINIA-0.65%

Covington-Alleghany
  (County of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.38%, 09/01/01(f)        --      --         30         30,449
----------------------------------------------------------------
Richmond (City of);
  Public Improvement
  Refunding Unlimited Tax
  Series B GO
  6.25%, 01/15/18           AA      A1      2,000      2,056,520
----------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17          AA+     Aa1        250        258,420
----------------------------------------------------------------
                                                       2,345,389
----------------------------------------------------------------

WASHINGTON-1.98%

Clark (County of) School
  District No. 117;
  Unlimited Tax Series
  1995 GO
  6.00%, 12/01/05(d)(e)    AAA     Aaa      1,000      1,058,640
----------------------------------------------------------------
King (County of);
  Unlimited Tax GO
  5.50%, 07/01/07(d)       AAA     Aaa        500        522,150
----------------------------------------------------------------
King (County of);
  Unlimited Tax Refunding
  GO
  6.50%, 12/01/11          AA+     Aaa        500        500,850
----------------------------------------------------------------
King (County of)
  Washington Sewer
  Authority; Series 1999
  RB
  5.50%, 01/01/22(c)       AAA     Aaa      1,000        977,810
----------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  B RB
  6.30%, 01/01/17           A-      A3      1,400      1,448,398
----------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No.
  1); Refunding Series A
  RB
  5.75%, 07/01/12(c)       AAA     Aaa      2,000      2,061,340
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WASHINGTON-(CONTINUED)

West Richland (City of);
  Water & Sewer Refunding
  Series RB
  7.00%, 12/01/04(d)(e)    AAA     Aaa     $  500   $    546,770
----------------------------------------------------------------
                                                       7,115,958
----------------------------------------------------------------

WISCONSIN-1.14%

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1996 F
  RB
  5.75%, 08/15/16(c)       AAA     Aaa      1,500      1,516,290
----------------------------------------------------------------
Wisconsin Health and
  Educational Facility
  Authority (Sisters of
  Sorrowful Mother);
  Series 1997 A RB
  5.90%, 08/15/24(c)       AAA     Aaa      2,500      2,499,925
----------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home
  Ownership Series 1994 E
  RB
  7.35%, 01/01/17           AA     Aa2         75         78,136
----------------------------------------------------------------
                                                       4,094,351
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WYOMING-0.64%

Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)       AAA     Aaa     $  250   $    263,860
----------------------------------------------------------------
Natrona (County of)
  Wyoming Medical Center;
  RB
  6.00%, 09/15/11(c)       AAA     Aaa      1,000      1,045,960
----------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); Refunding
  Series 1996 A PCR
  6.05%, 07/15/26           A       A3      1,000      1,003,710
----------------------------------------------------------------
                                                       2,313,530
----------------------------------------------------------------
TOTAL INVESTMENTS (Cost
  $348,120,898)-99.81%                               358,349,112
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.19%                                      683,203
----------------------------------------------------------------
NET ASSETS-100.00%                                  $359,032,315
================================================================

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sub.  - Subordinate
VRD  - Variable Rate Demand
GNMA - Government National Mortgage Association

Notes to Schedule of Investments:

(a)Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b)Security subject to the alternative minimum tax.
(c)Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d)Secured by an escrow fund of U.S. Treasury obligations.
(e)Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f)Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g)Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 07/31/00.

See Notes to Financial Statements.
                                       FS-92

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ALABAMA-1.28%

Alabama (State of)
  Housing Finance
  Authority; Single
  Family Mortgage Series
  D-2 RB
  5.50%, 10/01/17(b)        --      Aaa    $  970   $    917,688
----------------------------------------------------------------
Alabama (State of) Public
  School & College
  Authority; Capital
  Improvement Series 1999
  C RB
  5.75%, 07/01/17           AA      Aa3     1,400      1,422,792
----------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project);
  Refunding Environmental
  Improvement Series RB
  6.40%, 11/01/26(b)        --     Baa1     2,315      2,257,264
----------------------------------------------------------------
                                                       4,597,744
----------------------------------------------------------------

ALASKA-0.76%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)       AAA      Aaa     2,465      2,517,135
----------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Mortgage
  Program Series RB
  6.88%, 06/01/33          AAA      Aaa       205        209,699
----------------------------------------------------------------
                                                       2,726,834
----------------------------------------------------------------

ARIZONA-1.47%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.13%, 09/01/02(b)        --      Aa2     1,900      1,939,083
----------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992
  E GO
  6.50%, 07/01/05           A+       A2     3,100      3,321,278
----------------------------------------------------------------
                                                       5,260,361
----------------------------------------------------------------

ARKANSAS-0.56%

Little Rock (City of);
  Capital Improvement
  Series B GO
  5.75%, 02/01/06           AA      Aa3     2,000      2,001,240
----------------------------------------------------------------

CALIFORNIA-2.01%

Abag Financing Authority
  for Non-profit Corps.
  (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19          AA-       --     2,085      2,095,425
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
CALIFORNIA-(CONTINUED)

Abag Financing Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series
  1999 COP
  6.00%, 08/15/24          AA-       --    $1,000   $  1,006,890
----------------------------------------------------------------
Abag Financing Authority
  for Non-Profit Corps.
  (Lincoln Glen Manor
  Senior Citizens);
  Series 2000 COP
  6.10%, 02/15/25          AA-       --     1,000      1,017,370
----------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno
  Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11           --     Baa3     1,350      1,406,929
----------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/10(d)(e)    AAA      Aaa       400        442,656
----------------------------------------------------------------
Sacramento (City of)
  California City
  Financing Authority
  (Senior Convention
  Center Hotel); Series
  1999 A RB
  6.25%, 01/01/30(f)        --       --       750        697,770
----------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04          BBB       --       500        537,225
----------------------------------------------------------------
                                                       7,204,265
----------------------------------------------------------------

COLORADO-1.31%

Adams (County of)
  Colorado School
  District No. 1;
  Unlimited Tax Series
  1992 A GO
  6.63%, 12/01/02(d)(e)    AAA      Aaa       500        526,890
----------------------------------------------------------------
Colorado Health
  Facilities Authority
  (National Jewish
  Medical and Research
  Project); Hospital
  Series RB
  5.38%, 01/01/29          BBB       --     1,000        764,030
----------------------------------------------------------------
Colorado (State of) E-470
  Public Highway
  Authority; Series 2000
  A RB
  5.75%, 09/01/35(c)       AAA      Aaa     1,000        982,140
----------------------------------------------------------------
Highlands Ranch Metro
  District No. 1;
  Unlimited Tax Refunding
  & Improvement Series A
  GO
  7.30%, 09/01/02(d)(e)    NRR      NRR       500        539,530
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
COLORADO-(CONTINUED)

Mesa County School
  District No. 51; 1989
  Series B COP
  6.88%, 12/01/05(c)       AAA      Aaa    $1,465   $  1,524,098
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/02(d)(e)    NRR      NRR        50         54,075
----------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Unrefunded Balance
  Series GO
  7.95%, 12/01/03(f)        --       --       305        317,066
----------------------------------------------------------------
                                                       4,707,829
----------------------------------------------------------------

CONNECTICUT-2.71%

Bridgeport (City of);
  Unlimited Tax Refunding
  Series A GO
  6.00%, 09/01/06(c)       AAA      Aaa     1,000      1,059,380
----------------------------------------------------------------
Connecticut (State of)
  (Bradley International
  Airport); Special
  Obligation Parking
  Series 2000 A RB
  6.60%, 07/01/24(b)        A        --     1,000      1,010,710
----------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series
  1992-A GO
  6.50%, 03/15/02(d)(e)    NRR      NRR     5,500      5,766,860
----------------------------------------------------------------
Connecticut (State of)
  (JP Morgan Putters);
  VRD Series 110 1999
  4.54%, 12/15/08(g)        --   VMIG-1       545        545,000
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Sub-series
  1996 A-3 RB
  5.95%, 05/15/17           AA      Aa2       800        812,968
----------------------------------------------------------------
Connecticut (State of)
  (Transportation
  Infrastructure Purpose
  S-1); Special Tax
  Obligation VRD Series
  1990 RB
  4.75%, 12/01/10(g)       A-1+  VMIG-1         2          2,000
----------------------------------------------------------------
Connecticut (State of)
  Health Care Development
  Authority (Corporate
  Independent Living
  Project); VRD Series
  1990 (LOC-Chase
  Manhatten Bank)
  4.65%, 07/01/15(g)        --   VMIG-1       494        494,000
----------------------------------------------------------------
                                                       9,690,918
----------------------------------------------------------------

DELAWARE-0.08%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A
  RB
  6.75% 01/01/13(d)        NRR      Aaa       250        279,398
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
DISTRICT OF
  COLUMBIA-0.27%

District of Columbia
  (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(c)       AAA      Aaa    $1,000   $    959,230
----------------------------------------------------------------

FLORIDA-1.99%

Crossings at Fleming
  Island (Community
  Development District
  Special Assessment);
  Refunding Series 2000 B
  RB
  5.80%, 05/01/16(c)       AAA      Aaa     1,000      1,020,860
----------------------------------------------------------------
Dade (County of)
  (Courthouse Center
  Project); Special
  Obligation Series 1995
  RB
  5.90%, 04/01/05(d)(e)    NRR      NRR       500        531,000
----------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)       BBB     Baa1     1,125      1,144,946
----------------------------------------------------------------
Escambia (County of)
  Health Facilities
  Authority (Health Care
  Facility Loan-Veterans
  Hospital Project);
  Hospital Series 2000 RB
  5.95%, 07/01/20(c)        --      Aaa     1,000      1,006,980
----------------------------------------------------------------
Miami (City of) Dade
  County Florida Aviation
  (Miami International
  Airport); Series 2000 B
  RB
  5.75%, 10/01/29(c)       AAA      Aaa     2,000      1,994,180
----------------------------------------------------------------
Miami (City of) Parking
  Facilities; Series 1992
  A RB
  6.70%, 10/01/01(d)(e)    NRR      NRR     1,120      1,169,291
----------------------------------------------------------------
Plantation (City of)
  Health Facilities
  Authority (Covenant
  Retirement Communities
  Inc.); Series 1992 RB
  7.75%, 12/01/02(d)(e)    NRR      NRR       250        272,008
----------------------------------------------------------------
                                                       7,139,265
----------------------------------------------------------------

GEORGIA-0.48%

Georgia (State of)
  Housing and Finance
  Authority (Home
  Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11          AA+      Aa2       650        674,043
----------------------------------------------------------------
Savannah (City of)
  Economic Development
  Authority (Hershey
  Foods Corp. Project);
  Refunding IDR
  6.60%, 06/01/12           A+       --     1,000      1,042,570
----------------------------------------------------------------
                                                       1,716,613
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
IDAHO-0.26%

Idaho Health Facilities
  Authority (Elks
  Rehabilitation Hospital
  Project); Hospital
  Series RB
  5.30%, 07/15/18          BBB       --    $1,150   $    918,493
----------------------------------------------------------------

ILLINOIS-9.25%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association Project);
  Hospital Series 1991 RB
  7.00%, 08/01/01(d)(e)    AAA      Aaa     3,250      3,386,890
----------------------------------------------------------------
Chicago (City of) Public
  Building Committee
  (Chicago School
  Reform); Refunding
  Series 1999 RB
  5.25%, 12/01/15(c)       AAA      Aaa     1,500      1,476,585
----------------------------------------------------------------
Cook (County of);
  Unlimited Tax Series
  1992 B GO
  5.75%, 11/15/02(d)(e)    AAA      Aaa     2,000      2,085,280
----------------------------------------------------------------
Freeport (City of) (Sewer
  System Improvements);
  Unlimited Tax Series
  2000 GO
  6.00%, 12/01/29(c)       AAA      Aaa     1,000      1,004,030
----------------------------------------------------------------
Illinois (State of);
  Sales Tax Series 1991 O
  RB
  6.50%, 06/15/01(d)(e)    AAA      NRR     1,500      1,557,765
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  Refunding PCR
  6.75%, 05/01/16           --       A2     2,500      2,578,325
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems
  Project); Hospital
  Series 1997 A RB
  6.00%, 11/15/11          AAA      Aaa     2,500      2,654,300
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Midwestern
  University); Series B
  RB
  5.50%, 05/15/18           A        --     1,000        939,510
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(e)       AA+      Aa1     1,000        983,140
----------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Shedd
  Aquarium Society); RB
  5.60%, 07/01/27(c)       AAA      Aaa     3,500      3,318,420
----------------------------------------------------------------
Illinois Health
  Facilities Authority;
  Revolving Fund Pooled
  VRD Series 1985 D RB
  (LOC-Bank One Illinois
  N.A.)
  4.70%, 08/01/15(g)        A1   VMIG-1       300        300,000
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Illinois Health
  Facilities Authority
  (Blessing Hospital);
  Hospital Series 1999 A
  6.00%, 11/15/19(b)       AAA      Aaa    $1,000   $  1,007,740
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); RB
  6.25%, Refunding Series
    1992 A 04/15/22(d)(e)  NRR      Aaa     1,000      1,066,710
----------------------------------------------------------------
  6.25%, Series 1992 C
    04/15/22(d)(e)         NRR      NRR     1,150      1,219,299
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Franciscan Sisters
  Health Care); Series
  1992 RB
  6.40%, 09/01/04(d)       AAA      Aaa     2,000      2,122,120
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Memorial Hospital);
  Hospital Series 1992 RB
  7.25%, 05/01/02(d)(e)    NRR      NRR       200        212,524
----------------------------------------------------------------
Illinois State University
  (Auxiliary Facilities
  System);
  5.75%, Series 1993 RB
    04/01/14(c)            AAA      Aaa     1,000      1,009,790
----------------------------------------------------------------
  5.75%, Series 1991 RB
    04/01/22               AA-      Aa3     4,750      4,685,733
----------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.88%, 08/01/22(b)        AA       --        70         72,134
----------------------------------------------------------------
Tazewell County Community
  High School District
  No. 303 (Pekin);
  Unlimited Tax Series
  1996 GO
  5.63%, 01/01/14(c)       AAA      Aaa     1,435      1,454,803
----------------------------------------------------------------
                                                      33,135,098
----------------------------------------------------------------

INDIANA-1.21%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)        --       --        90         95,288
----------------------------------------------------------------
East Allen (City of)
  Multi-School Building
  Corp.; First Mortgage
  Series 2000 RB
  5.75%, 01/15/15(c)       AAA      Aaa       735        748,472
----------------------------------------------------------------
Indiana (State of)
  (Special Program);
  Series 2000 A RB
  5.90%, 02/01/14(c)       AAA      Aaa     1,000      1,032,990
----------------------------------------------------------------
Indiana (State of)
  Housing Finance
  Authority; Series B-1
  RB
  6.15%, 07/01/17           --      Aaa       150        152,721
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
INDIANA-(CONTINUED)

Indianapolis (City of)
  (Lake Nora and Fox Club
  Project); Series 1999 A
  Multi-Family RB
  5.90%, 10/01/19(c)        --      Aaa    $1,795   $  1,780,550
----------------------------------------------------------------
Indiana Transportation
  Finance Authority
  (Airport Lease
  Facility); Series 1992
  A RB
  6.25%, 11/01/02(d)(e)    NRR      Aaa       395        415,544
----------------------------------------------------------------
  6.25%, 11/01/16           AA       A1       105        107,617
----------------------------------------------------------------
                                                       4,333,182
----------------------------------------------------------------

IOWA-0.30%

Iowa Finance Authority
  (Trinity Regional
  Hospital Project);
  Hospital Facilities
  Series 1997 RB
  6.00%, 07/01/12(c)       AAA      Aaa     1,000      1,056,960
----------------------------------------------------------------

KANSAS-0.44%

Hutchinson Health Care
  Facilities (Wesley
  Towers); Refunding &
  Improvement Series 1999
  A RB
  6.25%, 11/15/19(f)        --       --     1,500      1,311,525
----------------------------------------------------------------
Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.38%, 11/15/04(d)(e)    NRR      NRR       250        278,987
----------------------------------------------------------------
                                                       1,590,512
----------------------------------------------------------------

KENTUCKY-1.73%

Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities
  Series RB
  5.88%, 05/01/08(f)        --       --       595        555,760
----------------------------------------------------------------
Kenton (County of)
  Kentucky Airport Board
  (Delta Airlines
  Project); Special
  Facilities Series 1992
  A RB
  7.13%, 02/01/21(b)       BBB-    Baa3     2,500      2,533,850
----------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series
  1993 A RB
  6.15%, 03/01/13           --       Aa     3,000      3,113,700
----------------------------------------------------------------
                                                       6,203,310
----------------------------------------------------------------

LOUISIANA-3.57%

Louisiana (State of)
  Local Government
  Environmental
  Facilities and
  Community Development
  Authority (Capital
  Projects and Equipment
  Acquisition); Series
  2000 A RB
  6.30%, 07/01/30(c)       AAA       --     2,000      2,108,940
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
LOUISIANA-(CONTINUED)

Louisiana Public
  Facilities Authority
  (Medical Center at New
  Orleans Project); RB
  6.13%, 10/15/07(c)       AAA       --    $2,775   $  2,834,579
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Our Lady of Lake
  Regional Hospital);
  Hospital Refunding
  Series C RB
  6.00%, 12/01/01(d)(e)    AAA      Aaa     1,000      1,037,800
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Tulane University of
  Louisiana); RB
  6.00%, 10/01/16(c)       AAA      Aaa     2,500      2,569,975
----------------------------------------------------------------
New Orleans Levee
  District; Trust
  Receipts Series 1995 A
  RB
  5.95%, 11/01/07(c)       AAA      Aaa     1,000      1,048,190
----------------------------------------------------------------
Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional
  Medical Center);
  Refunding Series 1996
  RB
  5.70%, 05/15/16(c)       AAA      Aaa     1,000      1,000,670
----------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax District);
  Public Improvement
  Series 1987 RB
  7.60%, 01/01/08(d)       NRR      NRR       500        575,970
----------------------------------------------------------------
  7.60%, 01/01/09(d)       NRR      NRR       500        584,855
----------------------------------------------------------------
West Feliciana Parish
  (Gulf States
  Utilities); Series A
  PCR
  7.50%, 05/01/15          BB+       --     1,000      1,034,110
----------------------------------------------------------------
                                                      12,795,089
----------------------------------------------------------------

MAINE-0.64%

Maine (State of)
  Education Loan
  Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)        --       A2       770        791,491
----------------------------------------------------------------
Maine (State of) Housing
  Authority; Series 1999
  E-1 RB
  5.85%, 11/15/20           AA      Aa2     1,500      1,502,010
----------------------------------------------------------------
                                                       2,293,501
----------------------------------------------------------------

MASSACHUSETTS-3.65%

Massachusetts (State of)
  (Consumer Loans);
  Unlimited Tax Series
  1991 C GO
  7.00%, 08/01/01(d)(e)    NRR      NRR     2,450      2,563,019
----------------------------------------------------------------
Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Lowell General
  Hospital); Series 1991
  A RB
  8.40%, 06/01/01(d)(e)    NRR      NRR     3,550      3,741,381
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Health and Education
  Facilities Authority
  (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)       AAA       --    $1,500   $  1,555,140
----------------------------------------------------------------
Massachusetts (State of)
  Industrial Finance
  Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)        --       --       125        126,119
----------------------------------------------------------------
Massachusetts (State of)
  Housing Finance Agency;
  Single Family Housing
  Series 1994 RB
  6.60%, 12/01/26(b)        A+      Aa3     1,890      1,933,300
----------------------------------------------------------------
Massachusetts (State of)
  Municipal Wholesale
  Electric Cooperative
  Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)       AAA      Aaa     3,000      3,170,610
----------------------------------------------------------------
                                                      13,089,569
----------------------------------------------------------------

MICHIGAN-4.10%

Detroit (City of) School
  District; Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/01(d)(e)    NRR      NRR     1,000      1,031,720
----------------------------------------------------------------
  6.15%, 05/01/01(d)(e)    NRR      NRR     1,300      1,342,783
----------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.38%, 07/01/18(c)        A        --     1,000        916,970
----------------------------------------------------------------
Garden City Hospital
  Finance Authority
  (Garden City Hospital);
  Hospital Refunding
  Series A RB
  5.63%, 09/01/10           --      Ba3     1,000        852,230
----------------------------------------------------------------
Lake Orion Community
  School District;
  Unlimited Tax Refunding
  Series 1994 GO
  7.00%, 05/01/05(d)(e)    AAA      Aaa     2,500      2,753,800
----------------------------------------------------------------
Lakeview Community School
  District; Refunding
  Unlimited Tax Series
  1996 GO
  5.75%, 05/01/07(d)(e)    AAA      Aaa     1,000      1,048,100
----------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series
  1996 GO
  6.00%, 05/01/06(d)(e)    AAA      Aaa     1,210      1,288,251
----------------------------------------------------------------
Michigan (State of)
  Housing Development
  Authority; Refunding
  Rental Housing Series A
  RB
  6.60%, 04/01/12          AA-       --       945        983,839
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
MICHIGAN-(CONTINUED)

Ypsilanti (City of)
  School District;
  Refunding Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/07(d)(e)    AAA      Aaa    $4,275   $  4,480,627
----------------------------------------------------------------
                                                      14,698,320
----------------------------------------------------------------

MINNESOTA-0.28%

Minneapolis (City of)
  (Parking Ramp Project);
  Unlimited Tax Series
  2000 A GO
  5.90%, 12/01/20          AAA      Aaa     1,000      1,017,040
----------------------------------------------------------------

MISSISSIPPI-2.57%

Mississippi (State of)
  Development Board
  (Panola County
  Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28           A        --     5,000      4,046,150
----------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series 1994 C RB
  7.50%, 09/01/09(b)(f)     --       --     5,000      5,162,350
----------------------------------------------------------------
                                                       9,208,500
----------------------------------------------------------------

MISSOURI-0.87%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06           A        A3     1,435      1,444,399
----------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.
  (Truman Medical Center
  Charitable Foundation);
  Leasehold Improvement
  Series 1991 A RB
  7.00%, 11/01/01(d)(e)    NRR      NRR       605        623,483
----------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement and Energy
  Resources Authority;
  Series 1995 C PCR
  5.85%, 01/01/10           --      Aaa     1,000      1,043,010
----------------------------------------------------------------
                                                       3,110,892
----------------------------------------------------------------

NEVADA-1.62%

Boulder (City of)
  (Boulder City Hospital
  Inc. Project); Hospital
  Refunding Series RB
  5.85%, 01/01/22(f)        --       --       500        412,125
----------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific
  Project); Refunding
  Series 1987 PCR
  6.55%, 10/01/13(c)       AAA      Aaa     3,000      3,137,700
----------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)    AAA      Aaa     1,000      1,048,370
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEVADA-(CONTINUED)

Reno Redevelopment
  Agency; Refunding
  Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10           --     Baa3    $1,185   $  1,201,258
----------------------------------------------------------------
                                                       5,799,453
----------------------------------------------------------------

NEW HAMPSHIRE-0.41%

Hudson (City of);
  Unlimited Tax Series GO
  5.25%, 03/15/28           --      Aa3     1,610      1,480,234
----------------------------------------------------------------

NEW JERSEY-3.01%

Hudson (County of)
  Correctional Facility;
  Refunding Series 1992
  COP
  6.60%, 12/01/21(c)       AAA      Aaa     1,250      1,287,462
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)     --       --     1,630      1,683,969
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Continental Airlines
  Inc. Project);
  Specialty Facilities
  Series 1999 RB
  6.40%, 09/15/23(b)        BB      Ba2     5,250      4,856,565
----------------------------------------------------------------
  6.25%, 09/15/29(b)        BB      Ba2     1,000        891,300
----------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First
  Mortgage Series RB
  5.70%, 10/01/17(f)        --       --       500        420,860
----------------------------------------------------------------
New Jersey Health Care
  Facility Financing
  Authority; Unrefunded
  Balance Series 1987 C
  RB
  8.60%, 07/01/17(c)       AAA      Aaa       185        186,480
----------------------------------------------------------------
New Jersey (State of)
  Turnpike Authority;
  Series 2000 A RB
  5.50%, 01/01/25(c)       AAA      Aaa     1,000        975,050
----------------------------------------------------------------
  5.50%, 01/01/30(c)       AAA      Aaa       500        485,795
----------------------------------------------------------------
                                                      10,787,481
----------------------------------------------------------------

NEW MEXICO-1.62%

Albuquerque (City of) New
  Mexico Educational
  Facilities Authority
  (Albuquerque Academy
  Project); Education
  Series 1995 RB
  5.75%, 10/15/03(d)(e)    NRR      NRR       915        941,535
----------------------------------------------------------------
Las Cruces South Central
  Solid Waste Authority;
  Environmental Services
  RB
  5.65%, 06/01/09           --       A3       575        582,814
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW MEXICO-(CONTINUED)

Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)       AAA      Aaa    $2,000   $  2,058,600
----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 A RB
  6.25%, 06/01/04(d)(e)    AAA      Aaa     2,100      2,210,145
----------------------------------------------------------------
                                                       5,793,094
----------------------------------------------------------------

NEW YORK-11.03%

Metropolitan
  Transportation
  Authority; Dedicated
  Tax Fund Series 2000 A
  RB
  5.88%, 04/01/25(c)       AAA      Aaa     1,500      1,510,335
----------------------------------------------------------------
New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)         NRR      Aaa     2,000      2,126,360
----------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F GO
    02/01/02(d)(e)         NRR      Aaa     4,775      5,064,795
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR      NRR       350        367,559
----------------------------------------------------------------
  7.20%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR      NRR       390        410,736
----------------------------------------------------------------
    02/01/15                A-       A3       110        115,130
----------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D GO
    02/01/02(d)(e)         NRR      Aaa     1,970      2,091,037
----------------------------------------------------------------
    02/01/09                A-       A3        30         31,684
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/02(d)(e)     NRR      Aaa     1,990      2,113,181
----------------------------------------------------------------
  7.38%, Unlimited Tax
    Series B1
    08/15/04(d)(e)         NRR      Aaa       500        554,330
----------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A 08/01/17       A-       A3     3,035      3,147,568
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/17            A-       A3        10         10,519
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B 02/01/18(c)   AAA      Aaa       830        865,341
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B
    02/01/02(d)(e)         AAA      Aaa       170        178,662
----------------------------------------------------------------
New York (City of)
  Industrial Development
  Agency (The Lighthouse
  Inc. Project); Series
  1992 RB (LOC-Chase
  Manhattan Bank)
  6.50%, 07/01/02(d)(e)    NRR      NRR     1,500      1,582,965
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (City of)
  Municipal Water Finance
  Authority; Water &
  Sewer Systems
  5.75%, Series 1997 B RB
    06/15/29                AA      Aa3    $3,850   $  3,822,973
----------------------------------------------------------------
  5.00%, Series 1987 A RB
    06/15/17                AA      Aa3     1,350      1,259,253
----------------------------------------------------------------
  5.50%, Series 1996 A RB
    06/15/24(c)            AAA      Aaa     1,000        962,640
----------------------------------------------------------------
New York State Dorm
  Authority (City
  University System);
  Series 1990 C RB
  6.00%, 07/01/16           A      Baa1       365        365,650
----------------------------------------------------------------
New York (State of) Dorm
  Authority (State
  University Educational
  Facilities); Series A
  RB
  6.50%, 05/15/06           A        A3     1,000      1,071,620
----------------------------------------------------------------
New York (State of)
  Environmental
  Facilities Corp.; Water
  Revenue Series 1991 E
  PCR
  6.88%, 06/15/01(d)(e)    AAA      Aaa     2,300      2,398,624
----------------------------------------------------------------
  6.88%, 06/15/10          AAA      Aaa     1,100      1,139,908
----------------------------------------------------------------
New York (State of) Urban
  Development Corp.
  (Correctional Capital
  Facilities); Series
  1991-3 RB
  7.38%, 01/01/02(d)(e)    NRR      Aaa     7,850      8,314,328
----------------------------------------------------------------
                                                      39,505,198
----------------------------------------------------------------

NORTH CAROLINA-1.57%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.13%, 01/01/10(c)       AAA      Aaa     1,500      1,626,225
----------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family- Series II RB
  6.20%, 03/01/16           AA      Aa2       570        583,879
----------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project);
  7.25%, Refunding RB
    01/01/07               BBB+    Baa1     2,890      3,141,430
----------------------------------------------------------------
  6.50%, Series 1990 RB
    01/01/10(d)            AAA      Aaa       260        283,834
----------------------------------------------------------------
                                                       5,635,368
----------------------------------------------------------------

NORTH DAKOTA-0.15%

North Dakota Housing
  Finance Agency; Home
  Mortgage Series B RB
  5.85%, 07/01/28(b)        --      Aa3       545        525,396
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OHIO-2.64%

Cleveland (City of)
  Parking Facilities;
  Improvement Series RB
  8.00%, 09/15/02(d)(e)    NRR      NRR    $  500   $    542,085
----------------------------------------------------------------
Fairfield (City of)
  School District;
  Unlimited Tax Series
  1995 GO
  6.10%, 12/01/15(c)       AAA      Aaa     1,000      1,031,890
----------------------------------------------------------------
Findlay (City of);
  Limited Tax Series 1996
  GO
  5.88%, 07/01/17          AA-      Aa3     1,000      1,023,320
----------------------------------------------------------------
Lake Ohio School
  District; Unlimited Tax
  Series 2000 GO
  5.75%, 12/01/26(c)       AAA      Aaa     2,500      2,501,775
----------------------------------------------------------------
Mason (City of) Health
  Care Facilities (MCV
  Health Care
  Facilities); Series
  1990 RB
  7.63%, 02/01/01(d)(e)    AAA      NRR     2,090      2,174,499
----------------------------------------------------------------
Montgomery (County of)
  Ohio Hospital Authority
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital
  Series RB
  5.50%, 12/01/09(d)(e)    NRR      NRR     1,000      1,028,780
----------------------------------------------------------------
Ohio Department of
  Transportation
  (Panhandle Rail Line
  Project); Series 1992
  COP
  6.50%, 04/15/12(c)       AAA      Aaa     1,100      1,146,398
----------------------------------------------------------------
                                                       9,448,747
----------------------------------------------------------------

OKLAHOMA-2.74%

McAlester (City of)
  Public Works Authority;
  Refunding and
  Improvement Series 1995
  RB
  5.50%, 12/01/09(d)(e)    AAA      Aaa       975      1,016,545
----------------------------------------------------------------
Mustang Improvement
  Utility Authority;
  Series 1999 RB
  5.70%, 10/01/19(c)        --      Aaa     1,500      1,482,600
----------------------------------------------------------------
Oklahoma Development
  Finance Authority (St.
  John Health System);
  Refunding Series 1999
  RB
  5.75%, 02/15/18           AA      Aa3       675        663,957
----------------------------------------------------------------
  5.75%, 02/15/25           AA      Aa3     1,750      1,722,718
----------------------------------------------------------------
Sapula (City of)
  Municipal Authority;
  Capital Improvement
  Series RB
  5.00%, 07/01/21(c)       AAA      Aaa     1,000        898,180
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (St. Johns Medical
  Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(d)(e)    NRR      NRR     2,000      2,134,920
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
OKLAHOMA-(CONTINUED)

Tulsa (City of)
  Industrial Authority
  (Tulsa Regional Medical
  Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)    AAA      NRR    $  500   $    541,830
----------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water
  System; Series 1988 B
  RB
  6.00%, 03/01/08           A+       --     1,305      1,352,450
----------------------------------------------------------------
                                                       9,813,200
----------------------------------------------------------------

OREGON-1.22%

Cow Creek Band Umpqua
  Tribe of Indians;
  Series B RB
  5.10%, 07/01/12(c)       AAA      Aaa     1,000        987,650
----------------------------------------------------------------
Marion (County of) (Ogden
  Martin Systems);
  Refunding Solid Waste &
  Electric Series RB
  5.50%, 10/01/06(c)       AAA      Aaa     1,000      1,034,540
----------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A
  RB
  6.20%, 06/01/04(d)(e)    AAA      NRR     1,200      1,270,812
----------------------------------------------------------------
  6.25%, 06/01/04(d)(e)    AAA      NRR     1,000      1,060,770
----------------------------------------------------------------
                                                       4,353,772
----------------------------------------------------------------

PENNSYLVANIA-1.62%

Allegheny (County of)
  Port Authority; Special
  Revenue Transportation
  Series 1999 RB
  6.13% 03/01/29(c)        AAA      Aaa     1,000      1,020,710
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Meadowood
  Corp. Project);
  Refunding First
  Mortgage Series A RB
  10.25%, 12/01/00(d)(e)   NRR      NRR       100        104,201
----------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Pennsburg
  Nursing &
  Rehabilitation Center);
  Series 1993 RB
  7.63%, 03/31/04(d)(e)    NRR      Aaa       100        111,651
----------------------------------------------------------------
Pennsylvania (State of);
  Unlimited Tax Third
  Series GO
  6.75%, 11/15/13(c)       AAA      Aaa     1,250      1,351,775
----------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D
  RB
  7.05%, 12/01/10(b)       BBB-      --     2,900      2,965,250
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
PENNSYLVANIA-(CONTINUED)

Scranton-Lackawanna
  Health & Welfare
  Authority (Moses Taylor
  Hospital Project);
  Series 1991 B RB
  8.50%, 07/01/01(d)(e)    AAA      NRR    $  250   $    264,498
----------------------------------------------------------------
                                                       5,818,085
----------------------------------------------------------------

PUERTO RICO-0.39%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991
  P RB
  7.00%, 07/01/01(d)(e)    AAA      Aaa     1,325      1,384,585
----------------------------------------------------------------

RHODE ISLAND-0.66%

Rhode Island Depositors
  Economic Protection
  Corp.; Special
  Obligation Series 1992
  A RB
  6.95%, 08/01/02(d)(e)    AAA      Aaa     1,250      1,328,013
----------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Corp.;
  Homeownership
  Opportunity Series 15 B
  RB
  6.00%, 10/01/04          AA+      Aa2     1,000      1,038,050
----------------------------------------------------------------
                                                       2,366,063
----------------------------------------------------------------

SOUTH CAROLINA-0.57%

Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24          BBB-    Baa3     1,150      1,031,596
----------------------------------------------------------------
South Carolina (State of)
  Jobs Economic
  Development Authority
  (Palmetto Health
  Alliance); Hospital
  Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15          BBB     Baa1     1,000      1,016,020
----------------------------------------------------------------
                                                       2,047,616
----------------------------------------------------------------

SOUTH DAKOTA-0.03%

South Dakota Health and
  Educational Facility
  Authority (Huron
  Regional Medical
  Center); Series 1994 RB
  7.25%, 04/01/20          BBB       --       100        101,431
----------------------------------------------------------------

TENNESSEE-1.76%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)       AAA      Aaa       975        985,150
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TENNESSEE-(CONTINUED)

Montgomery (County of)
  Health, Educational and
  Housing Facilities
  Board (Clarksville
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.38%, 01/01/28(c)        A        --    $1,800   $  1,584,954
----------------------------------------------------------------
Robertson and Sumner
  (Counties of) White
  House Utilities
  District; Water and
  Sewer Series 2000 RB
  6.00%, 01/01/26           --      Aaa     1,000      1,014,420
----------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School
  Series B GO
  6.00%, 03/01/02(d)(e)    NRR      NRR     1,000      1,029,950
----------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)        --       --     1,000        880,150
----------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership
  Progressive Series Q RB
  6.80%, 07/01/17           AA      Aa2       770        794,840
----------------------------------------------------------------
                                                       6,289,464
----------------------------------------------------------------

TEXAS-19.67%

Allen Independent School
  District; Unlimited Tax
  Refunding Series 2000
  GO
  5.95%, 02/15/25(c)       AAA      Aaa     1,600      1,606,848
----------------------------------------------------------------
Arlington Independent
  School District;
  Unlimited Tax Series GO
  5.75%, 02/15/05(d)(e)    NRR      Aaa       705        732,354
----------------------------------------------------------------
  5.75%, 02/15/21(d)        --      Aaa       295        292,870
----------------------------------------------------------------
Austin (City of); Utility
  System Combined Fee
  Refunding Series 1991
  RB
  6.50%, 05/15/01(d)(e)    AAA      Aaa     1,380      1,430,881
----------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995
  RB
  6.10%, 02/01/05(d)(e)    AAA      Aaa     1,115      1,173,794
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax (Convention
  Center); Series 1999 A
  RB
  5.50%, 11/15/29(c)       AAA      Aaa     1,425      1,347,694
----------------------------------------------------------------
Austin Hotel Occupancy
  Tax; Refunding Sub Lien
  1999 Series RB
  5.80%, 11/15/29(c)       AAA      Aaa     1,000        988,790
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Bellville Independent
  School District;
  Unlimited Tax Series
  1995 GO
  6.13%, 02/01/06(d)(e)    NRR      Aaa    $  535   $    567,656
----------------------------------------------------------------
  6.13%, 02/01/20          NRR      Aaa       295        300,755
----------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series
  A RB
  5.38%, 01/01/22(c)       AAA      Aaa     2,000      1,854,700
----------------------------------------------------------------
Brazos Higher Education
  Loan Authority Inc.;
  Refunding Series 1992
  C-1 RB
  6.30%, Series 1992 C-1
    11/01/01(b)             --       Aa       325        330,674
----------------------------------------------------------------
  6.45%, Series 1992 C-1
    11/01/02(b)             --       Aa     1,135      1,163,523
----------------------------------------------------------------
Carrollton (City of);
  Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)    NRR      NRR     1,000      1,043,810
----------------------------------------------------------------
Comal (County of)
  Industrial Development
  Authority (The Coleman
  Co., Inc. Project);
  Industrial Development
  Series 1980 RB
  9.25%, 08/01/00(d)(e)    NRR      NRR       280        281,098
----------------------------------------------------------------
Comal (County of)
  Independent School
  District; Unlimited Tax
  Refunding Series 1999
  GO
  5.75%, 08/01/28(c)        --      Aaa     1,000        983,540
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14           AA      Aa2     2,055      2,041,005
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)    NRR      NRR     2,030      2,094,128
----------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.13%, 08/15/17(c)       AAA       --     1,000        941,790
----------------------------------------------------------------
Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)    AAA      Aaa     1,500      1,590,570
----------------------------------------------------------------
Grapevine (City of);
  Limited Tax Series 2000
  COP
  5.88%, 08/15/26(c)       AAA      Aaa     1,610      1,614,138
----------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax GO and
  Sub. Lien Refunding
  Series 1991
  6.75%, 08/01/14           AA      Aa1     3,850      4,017,667
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991
  RB
  6.70%, 02/15/03(d)(e)    AAA      NRR    $1,000   $  1,047,750
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Childrens
  Hospital Project);
  Hospital Series 1999 A
  RB
  5.25%, 10/01/29           AA      Aa2     2,000      1,728,600
----------------------------------------------------------------
Harris County Mental
  Health and Mental
  Retardation Authority;
  Refunding Series 1992
  RB
  6.25%, 09/15/10(c)       AAA      Aaa     4,500      4,610,295
----------------------------------------------------------------
Houston (City of);
  Limited Tax Series 1992
  C GO
  6.25%, 03/01/02(d)(e)    NRR      NRR     1,470      1,507,367
----------------------------------------------------------------
Houston (City of); Water
  and Sewer System Series
  1997 C RB
  5.38%, 12/01/27(c)       AAA      Aaa     2,495      2,317,955
----------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent
  School District;
  6.50%, Refunding
    Unlimited Tax Series
    1994 GO
    08/15/04(d)(e)         AAA      Aaa       640        681,075
----------------------------------------------------------------
  6.50%, Unrefunded
    Unlimited Tax Series
    1994 GO 08/15/24(c)    AAA      Aaa       360        369,994
----------------------------------------------------------------
Katy (City of)
  Independent School
  District; Limited Tax
  Series 1999 GO
  6.13%, 02/15/32          AAA      Aaa     1,500      1,527,480
----------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994
  COP
  6.00%, 08/15/05(c)       AAA      Aaa     1,000      1,050,500
----------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Unlimited Tax
  Refunding Series
  6.00%, Series 1999 GO
    08/15/35               AAA       --     2,500      2,526,000
----------------------------------------------------------------
  6.13%, Series 2000 GO
    08/15/35               AAA       --     1,000      1,019,920
----------------------------------------------------------------
Lockhart (City of) Tax
  and Utility Systems;
  Unlimited Tax Series
  1996 GO
  5.85%, 08/01/11(c)       AAA      Aaa       605        627,131
----------------------------------------------------------------
  5.90%, Refunding
    08/01/06(d)(e)         AAA      Aaa     1,100      1,159,466
----------------------------------------------------------------
Matagorda (County of)
  District No. 1 (Reliant
  Energy Project);
  Refunding 1999 RB
  5.95%, 05/01/30(b)       BBB     Baa1     2,250      2,006,595
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

North Central Texas
  Health Facilities
  Development Corp. (CC
  Young Memorial
  Project); Hospital
  Series RB
  5.38%, 02/15/25(c)        A        --    $1,000   $    907,940
----------------------------------------------------------------
Northside Independent
  School District;
  Unlimited Tax Series
  1999 A GO
  5.50%, 08/15/24          AAA      Aaa     1,000        959,990
----------------------------------------------------------------
North Texas Higher
  Education Authority
  Inc.; Student Loan RB
  6.10%, Series 1993 C
    04/01/08(b)             --       Aa     1,000      1,017,950
----------------------------------------------------------------
  6.30%, Series 1993 D
    04/01/09(b)             --        A       500        507,690
----------------------------------------------------------------
Plano (City of); Limited
  Tax Series 2000 GO
  5.88%, 09/01/19          AAA      Aaa       850        862,580
----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1991 B GO
  5.63%, 02/15/01(d)(e)    AAA      Aaa     2,500      2,518,350
----------------------------------------------------------------
Richardson (City of);
  Hotel Occupancy Limited
  Tax Series 2000 A COP
  5.75%, 12/15/21(c)       AAA      Aaa     2,000      1,985,560
----------------------------------------------------------------
Southwest Higher
  Education Authority
  Inc. (Southern
  Methodist University);
  Higher Education Series
  D RB
  5.00%, 10/01/22           A+       A1     1,750      1,528,625
----------------------------------------------------------------
Spring Branch Independent
  School District;
  Limited Tax Series 2000
  GO
  5.75%, 02/01/24(c)       AAA      Aaa     1,700      1,674,058
----------------------------------------------------------------
Tarrant County Texas
  Water Control and
  Improvement District
  No. 1; Refunding Series
  1993 RB
  5.20%, 03/01/10(c)       AAA      Aaa     2,000      2,000,840
----------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health and
  Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16          BBB+      --       965        954,250
----------------------------------------------------------------
Texas (State of);
  Veteran's Land
  Unlimited Tax Series
  1994 GO
  6.40%, 12/01/24(b)        AA      Aa1     2,000      2,034,260
----------------------------------------------------------------
Texas (State of)
  Department of Housing
  and Community Affairs
  (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16           A        --       310        319,223
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Refunded
  Series 1991 RB
  7.10%, 12/01/01(d)(e)    AAA      Aaa    $  600   $    631,962
----------------------------------------------------------------
Tyler Health Facilities
  Development Corp.
  (Mother Frances
  Hospital); Hospital
  Series A RB
  5.63%, 07/01/13           --     Baa2     1,000        872,020
----------------------------------------------------------------
University of Texas;
  Series 1999 B RB
  5.70%, 08/15/20          AAA      Aa1     1,000        996,380
----------------------------------------------------------------
Victoria (County of)
  (Texas Hospital
  Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)       AAA      Aaa     1,000      1,044,770
----------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Unlimited Tax
  Series 1994 GO
  6.40%, 02/15/05(d)(e)    NRR      Aaa       900        958,842
----------------------------------------------------------------
  6.40%, 02/15/12(c)        --      Aaa       100        105,608
----------------------------------------------------------------
                                                      70,459,311
----------------------------------------------------------------

UTAH-1.37%

Intermountain Power
  Agency (Utah Power
  Supply); Series 1986 B
  RB
  5.00%, 07/01/16           A+       A1     1,550      1,435,610
----------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27          BBB       --     1,000        941,070
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Federally Insured Term
  Sub. Single Family
  Mortgage RB
  6.30%, Sub-Series 1994
    E-1, 07/01/06          AA-      Aa3       240        247,337
----------------------------------------------------------------
  7.15%, Sub-Series 1994
    G-1, 07/01/06          AA-      Aa3       135        141,812
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
    07/01/06               AA-      Aa3       350        358,271
----------------------------------------------------------------
  6.45%, Series G2
    07/01/27(b)            AAA      Aaa       780        791,996
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage
  Sub-Series 2000 B-1 RB
  6.00%, 07/01/10(b)       AA-      Aa3     1,000      1,003,700
----------------------------------------------------------------
                                                       4,919,796
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE

VERMONT-0.28%

Vermont (State of)
  Educational and Health
  Buildings Financing
  Agency (Fletcher Allen
  Health); Hospital
  Series 2000 A RB
  6.00%, 12/01/23(c)       AAA      Aaa    $1,000   $  1,009,800
----------------------------------------------------------------

VIRGIN ISLANDS-0.93%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan
  Notes Series 1992 A RB
  7.25%, 10/01/02(d)(e)    AAA      NRR     1,000      1,078,560
----------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991
  7.75%, 10/01/01(d)(e)    NRR      NRR     2,155      2,266,004
----------------------------------------------------------------
                                                       3,344,564
----------------------------------------------------------------

VIRGINIA-0.66%

Covington-Alleghany
  (County of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.38%, 09/01/01(f)        --       --        30         30,459
----------------------------------------------------------------
Richmond (City of);
  Public Improvement
  Refunding Unlimited Tax
  Series B GO
  6.25%, 01/15/18           AA       A1     2,000      2,058,800
----------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17          AA+      Aa1       250        257,663
----------------------------------------------------------------
                                                       2,346,922
----------------------------------------------------------------

WASHINGTON-1.97%

Clark (County of) School
  District No. 117;
  Unlimited Tax Series
  1995 GO
  6.00%, 12/01/05(d)(e)    AAA      Aaa     1,000      1,049,190
----------------------------------------------------------------
King (County of);
  Unlimited Tax GO
  5.50%, 07/01/07(d)       AAA      Aaa       500        515,775
----------------------------------------------------------------
King (County of);
  Unlimited Tax Refunding
  GO
  6.50%, 12/01/11          AA+      Aaa       500        500,575
----------------------------------------------------------------
King (County of)
  Washington Sewer
  Authority; Series 1999
  RB
  5.50%, 01/01/22(c)       AAA      Aaa     1,000        961,040
----------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  B RB
  6.30%, 01/01/17           A-       A3     1,400      1,437,730
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WASHINGTON-(CONTINUED)

Washington State Public
  Power Supply System
  (Nuclear Project No.
  1); Refunding Series A
  RB
  5.75%, 07/01/12(c)       AAA      Aaa    $2,000   $  2,044,900
----------------------------------------------------------------
West Richland (City of);
  Water & Sewer Refunding
  Series RB
  7.00%, 12/01/04(d)(e)    AAA      Aaa       500        542,955
----------------------------------------------------------------
                                                       7,052,165
----------------------------------------------------------------

WISCONSIN-1.13%

Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1996 F
  RB
  5.75%, 08/15/16(c)       AAA      Aaa     1,500      1,505,685
----------------------------------------------------------------
Wisconsin Health and
  Educational Facility
  Authority (Sisters of
  Sorrowful Mother);
  Series 1997 A RB
  5.90%, 08/15/24(c)       AAA      Aaa     2,500      2,458,775
----------------------------------------------------------------
Wisconsin Housing and
  Economic Development
  Authority; Home
  Ownership Series 1994 E
  RB
  7.35%, 01/01/17           AA      Aa2        75         78,130
----------------------------------------------------------------
                                                       4,042,590
----------------------------------------------------------------

                            RATINGS(a)      PAR
                           S&P   MOODY'S   (000)    MARKET VALUE
WYOMING-0.93%

Campbell (County of)
  School District No. 1
  (Gillette); Unlimited
  Tax Series GO
  5.35%, 06/01/04          AAA      Aaa    $1,000   $  1,021,100
----------------------------------------------------------------
Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)       AAA      Aaa       250        263,410
----------------------------------------------------------------
Natrona (County of)
  Wyoming Medical Center;
  RB
  6.00%, 09/15/11(c)       AAA      Aaa     1,000      1,039,840
----------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); Refunding
  Series 1996 A PCR
  6.05%, 07/15/26           A        A3     1,000        997,380
----------------------------------------------------------------
                                                       3,321,730
----------------------------------------------------------------
TOTAL INVESTMENTS (Cost
  $349,522,693)-99.77%                               357,380,228
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.23%                                      836,066
----------------------------------------------------------------
NET ASSETS-100.00%                                  $358,216,294
================================================================

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
LOC  - Letter of Credit
NRR  - Not Re-Rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sub.  - Subordinate
VRD  - Variable Rate Demand
GNMA - Government National Mortgage Association

Notes to Schedule of Investments:

(a)Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b)Security subject to the alternative minimum tax.
(c)Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d)Secured by an escrow fund of U.S. Treasury obligations.
(e)Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f)Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g)Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 06/30/00.

See Notes to Financial Statements.
                                     FS-104

STATEMENT OF ASSETS AND LIABILITIES


                                                                               JUNE 30,
                                                                JULY 31,         2000
                                                                  2000       (UNAUDITED)
                                                              ------------   ------------
ASSETS:

Investments, at market value (cost $348,120,898 and
  $349,522,693, respectively)                                 $358,349,112   $357,380,228
-----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                               1,397,681      2,004,449
-----------------------------------------------------------------------------------------
  Fund shares sold                                                 606,957        119,660
-----------------------------------------------------------------------------------------
  Interest                                                       6,030,296      6,474,820
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                           65,917         64,411
-----------------------------------------------------------------------------------------
Other assets                                                         6,031         31,269
-----------------------------------------------------------------------------------------
    Total assets                                               366,455,994    366,074,837
-----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                          2,012,046      6,374,572
-----------------------------------------------------------------------------------------
  Fund shares reacquired                                         1,410,228        266,001
-----------------------------------------------------------------------------------------
  Amount due custodian                                           2,921,166             --
-----------------------------------------------------------------------------------------
  Dividends                                                        685,601        681,667
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                        65,917         64,411
-----------------------------------------------------------------------------------------
Accrued advisory fees                                              135,628        133,408
-----------------------------------------------------------------------------------------
Accrued administrative services fees                                 7,740          7,472
-----------------------------------------------------------------------------------------
Accrued distribution fees                                          140,939        271,699
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                                 627          6,158
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                         14,203          7,107
-----------------------------------------------------------------------------------------
Accrued operating expenses                                          29,584         46,048
-----------------------------------------------------------------------------------------
    Total liabilities                                            7,423,679      7,858,543
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $359,032,315   $358,216,294
=========================================================================================

NET ASSETS:

Class A                                                       $283,416,443   $283,568,571
=========================================================================================
Class B                                                       $ 67,363,390   $ 66,576,044
=========================================================================================
Class C                                                       $  8,252,482   $  8,071,679
=========================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                         36,187,747     36,453,574
=========================================================================================
Class B                                                          8,588,708      8,546,095
=========================================================================================
Class C                                                          1,053,882      1,037,788
=========================================================================================
Class A:
  Net asset value and redemption price per share              $       7.83   $       7.78
-----------------------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of divided by 95.25%)                    $       8.22   $       8.17
=========================================================================================
Class B:
  Net asset value and offering price per share                $       7.84   $       7.79
=========================================================================================
Class C:
  Net asset value and offering price per share                $       7.83   $       7.78
=========================================================================================

See Notes to Financial Statements.
                                     FS-105

STATEMENT OF OPERATIONS

                                                                               SIX MONTHS
                                                               SEVEN MONTHS       ENDED           YEAR
                                                                  ENDED         JUNE 30,         ENDED
                                                                 JULY 31,         2000        DECEMBER 31,
                                                                   2000        (UNAUDITED)        1999
                                                              --------------   -----------   --------------
INVESTMENT INCOME:

Interest                                                       $12,909,783     $11,069,501    $ 23,860,069
-----------------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      953,308         817,680       1,830,490
-----------------------------------------------------------------------------------------------------------
Administrative services fee                                         53,056          45,316          91,647
-----------------------------------------------------------------------------------------------------------
Custodian fees                                                       8,867           6,935          19,729
-----------------------------------------------------------------------------------------------------------
Distribution fees - Class A                                        412,647         352,748         805,244
-----------------------------------------------------------------------------------------------------------
Distribution fees - Class B                                        392,471         335,861         753,522
-----------------------------------------------------------------------------------------------------------
Distribution fees - Class C                                         49,226          42,594         101,726
-----------------------------------------------------------------------------------------------------------
Transfer agent fees - Class A                                       84,511          67,215         160,531
-----------------------------------------------------------------------------------------------------------
Transfer agent fees - Class B                                       23,789          19,398          46,049
-----------------------------------------------------------------------------------------------------------
Transfer agent fees - Class C                                        2,984           2,458           5,831
-----------------------------------------------------------------------------------------------------------
Trustees' fees                                                       4,777           4,095           9,669
-----------------------------------------------------------------------------------------------------------
Other                                                              129,335         113,991         232,903
-----------------------------------------------------------------------------------------------------------
    Total expenses                                               2,114,971       1,808,291       4,057,341
-----------------------------------------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (2,421)         (1,949)         (4,633)
-----------------------------------------------------------------------------------------------------------
    Net expenses                                                 2,112,550       1,806,342       4,052,708
-----------------------------------------------------------------------------------------------------------
Net investment income                                           10,797,233       9,263,159      19,807,361
-----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

Net realized gain (loss) from investment securities             (6,118,133)     (6,145,848)     (3,713,985)
-----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investment
   securities                                                    9,924,682       7,554,003     (26,831,659)
-----------------------------------------------------------------------------------------------------------
Net gain (loss) on investment securities                         3,806,549       1,408,155     (30,545,644)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $14,603,782     $10,671,314    $(10,738,283)
===========================================================================================================

See Notes to Financial Statements.
                                     FS-106

STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                              SEVEN MONTHS      ENDED
                                                                 ENDED         JUNE 30,      YEAR ENDED     YEAR ENDED
                                                                JULY 31,         2000       DECEMBER 31,   DECEMBER 31,
                                                                  2000       (UNAUDITED)        1999           1998
                                                              ------------   ------------   ------------   ------------
OPERATIONS:

  Net investment income                                       $10,797,233    $  9,263,159   $19,807,361    $ 18,756,162
-----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (6,118,133)     (6,145,848)   (3,713,985)        595,427
-----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       9,924,682       7,554,003   (26,831,659)       (197,391)
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                              14,603,782      10,671,314   (10,738,283)     19,154,198
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (8,732,079)     (7,501,193)  (16,158,034)    (16,134,077)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,770,019)     (1,522,371)   (3,218,044)     (2,410,612)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (222,272)       (193,241)     (435,134)       (214,027)
-----------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                              --              --      (288,606)        (87,502)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                              --              --       (67,461)        (15,369)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                              --              --        (9,104)         (1,355)
-----------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                     (14,365,926)    (12,294,815)   (8,643,725)      8,923,504
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,621,856)     (5,955,475)    5,334,838      25,558,113
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,486,944)     (1,615,554)      857,965       8,741,537
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                     (17,595,314)    (18,411,335)  (33,365,588)     43,514,410
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                           376,627,629     376,627,629   409,993,217     366,478,807
-----------------------------------------------------------------------------------------------------------------------
  End of year                                                 $359,032,315   $358,216,294   $376,627,629   $409,993,217
=======================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $359,527,570   $361,136,452   $381,002,296   $383,815,745
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                              (7,534)        (34,043)      (80,397)        (73,902)
-----------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                (10,715,935)    (10,743,650)   (4,597,802)       (883,817)
-----------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities             10,228,214       7,857,535       303,532      27,135,191
-----------------------------------------------------------------------------------------------------------------------
                                                              $359,032,315   $358,216,294   $376,627,629   $409,993,217
=======================================================================================================================

See Notes to Financial Statements.
                                       FS-107

NOTES TO FINANCIAL STATEMENTS

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to June 1, 2000 the Fund was organized as a series portfolio of AIM Funds Group. At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on May 31, 2000. Pursuant to the Reorganization, the Fund's fiscal year-end was changed from December 31 to July 31. This report includes financial information for the period ended July 31, 2000 (seven months), the six months ended June 30, 2000 and the year ended December 31, 1999. Financial information for the six months ended June 30, 2000 is unaudited. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $10,715,935 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM was paid $53,056, $45,316 and $91,647, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AFS was paid $74,735, $64,678 and $138,338, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the seven-month period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $412,647, $392,471, and $49,226, respectively, as compensation under the Plans. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $352,748, $335,861 and $42,594, respectively, as compensation under the Plans. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $805,244, $753,522, and $101,726, respectively, as compensation under the Plan.
  AIM Distributors received commissions of $33,406, $30,129 and $97,187 from sales of the Class A shares of the Fund during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, AIM Distributors received $31,486, $30,740 and $123,118, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund paid legal fees of $2,577, $1,986 and $4,178, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trust's trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,421, $1,949 and $4,633, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,421, $1,949 and $4,633, for the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the seven months ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period. During the year ended December 31, 1999, the Fund borrowed minimal amounts under the line of credit agreement. Interest expense for the Fund for the year ended December 31, 1999 was $461.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the seven-month period ended July 31, 2000 was $64,555,118 and $82,559,573, respectively, and during the six months ended June 30, 2000 was $55,967,185 and $73,884,663, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, is as follows:

                                                  JUNE 30,
                                    JULY 31,        2000
                                      2000       (UNAUDITED)
                                   -----------   -----------
Aggregate unrealized appreciation
  of investment securities         $13,446,655   $11,919,899
------------------------------------------------------------
Aggregate unrealized
  (depreciation) of investment
  securities                        (3,218,441)   (4,062,364)
------------------------------------------------------------
Net unrealized appreciation of
  investment securities            $10,228,214   $ 7,857,535
============================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the seven-month period ended July 31, 2000, the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                                     JUNE 30,
                                        JULY 31,                       2000                     DECEMBER 31,
                                          2000                     (UNAUDITED)                      1999
                               --------------------------   --------------------------   ---------------------------
                                 SHARES         AMOUNT        SHARES         AMOUNT         SHARES         AMOUNT
                               -----------   ------------   -----------   ------------   ------------   ------------
Sold:
  Class A                        2,678,233   $ 20,753,046     2,271,873   $ 17,572,470     10,431,994   $ 85,813,744
--------------------------------------------------------------------------------------------------------------------
  Class B                        1,323,354     10,242,284     1,147,928      8,868,397      3,700,766     30,098,258
--------------------------------------------------------------------------------------------------------------------
  Class C                        1,196,822      9,264,086       969,742      7,487,360        851,082      6,903,087
--------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                          600,193      4,643,890       518,640      4,005,344      1,102,784      8,919,262
--------------------------------------------------------------------------------------------------------------------
  Class B                          149,624      1,159,114       129,640      1,002,438        264,015      2,137,326
--------------------------------------------------------------------------------------------------------------------
  Class C                           17,331        134,046        15,147        116,951         31,375        254,074
--------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                       (5,145,569)   (39,762,862)   (4,391,829)   (33,872,629)   (12,703,387)  (103,376,731)
--------------------------------------------------------------------------------------------------------------------
  Class B                       (2,201,952)   (17,023,254)   (2,049,155)   (15,826,310)    (3,338,570)   (26,900,746)
--------------------------------------------------------------------------------------------------------------------
  Class C                       (1,407,096)   (10,885,076)   (1,193,926)    (9,219,865)      (780,440)    (6,299,196)
--------------------------------------------------------------------------------------------------------------------
                                (2,789,060)  $(21,474,726)   (2,581,940)  $(19,865,844)       440,381   $  2,450,922
====================================================================================================================


                                      DECEMBER 31,
                                          1998
                               ---------------------------
                                  SHARES         AMOUNT
                               ------------   ------------
Sold:
  Class A                        12,409,366   $103,769,637
----------------------------------------------------------
  Class B                         5,306,019     44,489,342
----------------------------------------------------------
  Class C                         1,294,847     10,824,561
----------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                         1,031,670      8,611,126
----------------------------------------------------------
  Class B                           183,219      1,532,455
----------------------------------------------------------
  Class C                            16,529        138,044
----------------------------------------------------------
Reacquired:
  Class A                       (12,388,704)  (103,457,259)
----------------------------------------------------------
  Class B                        (2,444,886)   (20,463,684)
----------------------------------------------------------
  Class C                          (265,347)    (2,221,068)
----------------------------------------------------------
                                  5,142,713   $ 43,223,154
==========================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                     SEVEN MONTHS ENDED       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                          JULY 31,              2000         ----------------------------------------------------
                                          2000(A)           (UNAUDITED)        1999       1998       1997       1996       1995
                                     ------------------   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period                                  $   7.74            $   7.74       $   8.35   $   8.34   $   8.19   $   8.31   $   7.78
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                       0.24                0.20           0.41       0.42       0.42       0.43       0.43
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Net gains (losses) on securities
    (both realized and unrealized)            0.09                0.04          (0.61)      0.01       0.16      (0.12)      0.56
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total from investment
      operations                              0.33                0.24          (0.20)      0.43       0.58       0.31       0.99
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Less distributions:
  Dividends from net investment
    income                                   (0.24)              (0.20)         (0.41)     (0.42)     (0.43)     (0.43)     (0.43)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
  Return of capital                             --                  --             --         --         --         --      (0.03)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
    Total distributions                      (0.24)              (0.20)         (0.41)     (0.42)     (0.43)     (0.43)     (0.46)
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Net asset value, end of period                7.83            $   7.78       $   7.74   $   8.35   $   8.34   $   8.19   $   8.31
===================================       ========            ========       ========   ========   ========   ========   ========
Total return(b)                               4.32%               3.20%         (2.45)%     5.28%      7.27%      3.90%     13.05%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $283,416            $283,569       $294,720   $327,705   $318,469   $278,812   $284,803
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of expenses to average net
  assets                                      0.85%(c)            0.85%(c)       0.84%      0.82%      0.90%      0.80%      0.88%
===================================       ========            ========       ========   ========   ========   ========   ========
Ratio of net investment income to
  average net assets                          5.32%(c)            5.34%(c)       5.01%      5.00%      5.14%      5.29%      5.26%
-----------------------------------       --------            --------       --------   --------   --------   --------   --------
Portfolio turnover rate                         18%                 16%            28%        19%        24%        26%        36%
===================================       ========            ========       ========   ========   ========   ========   ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $283,622,551 and $283,749,076 for July 31, 2000 and June 30, 2000, respectively.

                                                                                     CLASS B
                                                --------------------------------------------------------------------------------
                                                SEVEN MONTHS   SIX MONTHS ENDED
                                                   ENDED           JUNE 30,                   YEAR ENDED DECEMBER 31,
                                                  JULY 31,           2000         ----------------------------------------------
                                                  2000(A)        (UNAUDITED)       1999      1998      1997      1996     1995
                                                ------------   ----------------   -------   -------   -------   -------  -------
Net asset value, beginning of period              $  7.75          $  7.75        $  8.37   $  8.36   $  8.19   $  8.31  $  7.78
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Income from investment operations:
  Net investment income                              0.21             0.18           0.35      0.36      0.36      0.37     0.39
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.08             0.03          (0.62)     0.01      0.17     (0.13)    0.54
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
    Total from investment operations                 0.29             0.21          (0.27)     0.37      0.53      0.24     0.93
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Less distributions:
  Dividends from net investment income              (0.20)           (0.17)         (0.35)    (0.36)    (0.36)    (0.36)   (0.37)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
  Return of capital                                    --               --             --        --        --        --    (0.03)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
    Total distributions                             (0.20)           (0.17)         (0.35)    (0.36)    (0.36)    (0.36)   (0.40)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Net asset value, end of period                    $  7.84          $  7.79        $  7.75   $  8.37   $  8.36   $  8.19  $  8.31
==============================================    =======          =======        =======   =======   =======   =======  =======
Total return(b)                                      3.84%            2.80%         (3.28)%    4.48%     6.59%     2.99%   12.14%
==============================================    =======          =======        =======   =======   =======   =======  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $67,363          $66,576        $72,256   $72,723   $47,185   $33,770  $21,478
==============================================    =======          =======        =======   =======   =======   =======  =======
Ratio of expenses to average net assets              1.61%(c)         1.61%(c)       1.59%     1.57%     1.66%     1.61%    1.68%(d)
----------------------------------------------    -------          -------        -------   -------   -------   -------  -------
Ratio of net investment income to average net
  assets                                             4.56%(c)         4.58%(c)       4.26%     4.25%     4.38%     4.49%    4.46%
==============================================    =======          =======        =======   =======   =======   =======  =======
Portfolio turnover rate                                18%              16%            28%       19%       24%       26%      36%
==============================================    =======          =======        =======   =======   =======   =======  =======

(a) Calculated using average shares method.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $67,438,640 and $67,541,243 for July 31, 2000 and June 30, 2000, respectively.
(d) After fee waivers and/or expense reimbursements. The ratio of expenses to average daily net assets prior to fee waivers and/or expense reimbursements was 1.77% for 1995.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                       SEVEN MONTHS   SIX MONTHS ENDED     YEAR ENDED          AUGUST 4, 1997
                                                          ENDED           JUNE 30,        DECEMBER 31,     (DATE SALES COMMENCED)
                                                         JULY 31,           2000         ---------------      TO DECEMBER 31,
                                                         2000(A)        (UNAUDITED)       1999     1998             1997
                                                       ------------   ----------------   ------   ------   ----------------------
Net asset value, beginning of period                      $ 7.74           $ 7.74        $ 8.35   $ 8.35           $8.30
-----------------------------------------------------     ------           ------        ------   ------           -----
Income from investment operations:
  Net investment income                                     0.21             0.18          0.35     0.36            0.15
-----------------------------------------------------     ------           ------        ------   ------           -----
  Net gains (losses) on securities (both realized and
    unrealized)                                             0.08             0.03         (0.61)      --            0.04
-----------------------------------------------------     ------           ------        ------   ------           -----
    Total from investment operations                        0.29             0.21         (0.26)    0.36            0.19
-----------------------------------------------------     ------           ------        ------   ------           -----
Less distributions from net investment income              (0.20)           (0.17)        (0.35)   (0.36)          (0.14)
-----------------------------------------------------     ------           ------        ------   ------           -----
Net asset value, end of period                            $ 7.83           $ 7.78        $ 7.74   $ 8.35           $8.35
=====================================================     ======           ======        ======   ======           =====
Total return(b)                                             3.85%            2.80%        (3.16)%   4.36%           2.36%
=====================================================     ======           ======        ======   ======           =====
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $8,252           $8,072        $9,652   $9,565           $ 825
=====================================================     ======           ======        ======   ======           =====
Ratio of expenses to average net assets                     1.61%(c)         1.61%(c)      1.59%    1.57%           1.67%(d)
-----------------------------------------------------     ------           ------        ------   ------           -----
Ratio of net investment income to average net assets        4.56%(c)         4.58%(c)      4.26%    4.25%           4.37%(d)
=====================================================     ======           ======        ======   ======           =====
Portfolio turnover rate                                       18%              16%           28%      19%             24%
=====================================================     ======           ======        ======   ======           =====

(a) Calculated using average shares method.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,458,483 and $8,565,676 for July 31, 2000 and June 30, 2000, respectively.
(d) Annualized.

                        INDEPENDENT AUDITORS' REPORT

                        To the Board of Trustees and Shareholders of AIM Investment Securities Funds:

                        We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a series of AIM Investment Securities Funds) including the schedule of investments, as of July 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                          We conducted our audits in accordance with auditing
                        standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                          In our opinion, the financial statements and financial
                        highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                        /s/ KPMG LLP

                        September 1, 2000
                        Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 2000

                                                                         PRINCIPAL      MARKET
                                                              MATURITY    AMOUNT        VALUE
                                                                          (000s)
U.S. TREASURY SECURITIES-99.01%

U.S. TREASURY NOTES-99.01%
5.50%                                                         08/31/01    $25,100    $ 24,862,554
-------------------------------------------------------------------------------------------------
5.63%                                                         09/30/01     25,100      24,875,857
-------------------------------------------------------------------------------------------------
5.88%                                                         10/31/01     25,100      24,938,356
-------------------------------------------------------------------------------------------------
5.88%                                                         11/30/01     25,100      24,931,328
-------------------------------------------------------------------------------------------------
6.13%                                                         12/31/01     25,100      25,007,632
-------------------------------------------------------------------------------------------------
6.38%                                                         01/31/02     25,100      25,092,470
-------------------------------------------------------------------------------------------------
6.50%                                                         02/28/02     25,100      25,144,427
-------------------------------------------------------------------------------------------------
6.50%                                                         03/31/02     25,100      25,147,188
-------------------------------------------------------------------------------------------------
6.38%                                                         04/30/02     25,100      25,099,247
-------------------------------------------------------------------------------------------------
6.63%                                                         05/31/02     25,100      25,214,707
-------------------------------------------------------------------------------------------------
6.38%                                                         06/30/02     25,100      25,115,562
-------------------------------------------------------------------------------------------------
6.25%                                                         07/31/02     24,100      24,085,058
-------------------------------------------------------------------------------------------------
    Total U.S. Treasury Securities (Cost $299,787,994)                                299,514,386
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.01%                                                              299,514,386
-------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.99%                                                     2,999,031
-------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                   $302,513,417
=================================================================================================

See Notes to Financial Statements.
                                        FS-113

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2000

ASSETS:

Investments, at market value (Cost
  $299,787,994)                                $299,514,386
-----------------------------------------------------------
Cash                                              1,120,488
-----------------------------------------------------------
Receivables for:
-----------------------------------------------------------
  Fund shares sold                                  272,822
-----------------------------------------------------------
  Interest                                        3,873,029
-----------------------------------------------------------
Investment for deferred compensation plan            40,106
-----------------------------------------------------------
Other assets                                          2,306
-----------------------------------------------------------
    Total assets                                304,823,137
-----------------------------------------------------------

LIABILITIES:

Payables for:
-----------------------------------------------------------
  Fund shares reacquired                          1,752,268
-----------------------------------------------------------
  Dividends                                         358,703
-----------------------------------------------------------
  Deferred compensation plan                         40,106
-----------------------------------------------------------
Accrued advisory fees                                48,904
-----------------------------------------------------------
Accrued administrative services fees                  5,859
-----------------------------------------------------------
Accrued distribution fees                            54,237
-----------------------------------------------------------
Accrued transfer agent fees                          39,501
-----------------------------------------------------------
Accrued operating expenses                           10,142
-----------------------------------------------------------
    Total liabilities                             2,309,720
-----------------------------------------------------------
Net assets applicable to shares outstanding    $302,513,417
===========================================================

NET ASSETS:

Class A                                        $300,058,098
===========================================================
Institutional Class                            $  2,455,319
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          30,115,896
===========================================================
Institutional Class                                 246,425
===========================================================
Class A :
  Net asset value and redemption price per
    share                                      $       9.96
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.96 divided by
      99.00%)                                  $      10.06
===========================================================
Institutional Class:
  Net asset value, redemption price and
    offering price per share                   $       9.96
===========================================================

STATEMENT OF OPERATIONS

For the year ended July 31, 2000


INVESTMENT INCOME:

Interest                                         $19,783,947
------------------------------------------------------------

EXPENSES:

Advisory fees                                        705,741
------------------------------------------------------------
Administrative services fee                           80,566
------------------------------------------------------------
Custodian fees                                        11,079
------------------------------------------------------------
Distribution fees -- Class A                         517,076
------------------------------------------------------------
Transfer agent fees -- Class A                       444,091
------------------------------------------------------------
Transfer agent fees -- Institutional Class             2,749
------------------------------------------------------------
Trustees' fees                                         9,224
------------------------------------------------------------
Other                                                104,612
------------------------------------------------------------
    Total expenses                                 1,875,138
------------------------------------------------------------
Less: Expenses paid indirectly                        (3,920)
------------------------------------------------------------
    Net expenses                                   1,871,218
------------------------------------------------------------
Net investment income                             17,912,729
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (4,797,259)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                            2,049,768
------------------------------------------------------------
    Net gain (loss) on investment securities      (2,747,491)
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $15,165,238
===========================================================

See Notes to Financial Statements.
                                     FS-114

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2000 and 1999

                                                                  2000             1999
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $  17,912,729    $ 19,679,426
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (4,797,259)      1,359,439
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         2,049,768      (3,023,894)
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         15,165,238      18,014,971
-------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (17,525,848)    (18,245,067)
-------------------------------------------------------------------------------------------
  Institutional Class                                              (416,635)     (1,523,201)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (87,282,579)     46,655,684
-------------------------------------------------------------------------------------------
  Institutional Class                                           (14,575,249)    (33,718,444)
-------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (104,635,073)     11,183,943
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                             407,148,490     395,964,547
-------------------------------------------------------------------------------------------
  End of year                                                 $ 302,513,417    $407,148,490
===========================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 311,671,908    $413,559,490
-------------------------------------------------------------------------------------------
  Undistributed net investment income                                29,754          29,754
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (8,914,637)     (4,117,378)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                     (273,608)     (2,323,376)
-------------------------------------------------------------------------------------------
                                                              $ 302,513,417    $407,148,490
===========================================================================================

See Notes to Financial Statements.
                                     FS-115

NOTES TO FINANCIAL STATEMENTS

July 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of seven separate series portfolios each having an unlimited number of shares of beneficial interests. The Fund currently offers two different classes of shares: Class A shares and the Institutional Class. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of discounts on investments, is recorded on the accrual basis from settlement date. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes.
     On July 31, 2000 undistributed net investment income was increased by $29,754 and additional paid-in capital was decreased by $29,754 as a result of reclassifications of nondeductible organizational expenses. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for Federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $4,224,162 as of July 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.
E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2000, AIM was paid $80,566 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended July 31, 2000, AFS was paid $151,859 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares. The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. For the year ended July 31, 2000, the Fund paid AIM Distributors $517,076 as compensation under the Plan.
  AIM Distributors received commissions of $57,087 from sales of the Class A shares of the Fund during the year ended July 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS, FMC and AIM Distributors.
  During the year ended July 31, 2000, the Fund paid legal fees of $3,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,920 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,920.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2000 was $431,234,972 and $537,432,998, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2000 was as follows:

Aggregate unrealized appreciation of investment securities     $ 395,575
------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (874,560)
------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
  securities                                                   $(478,985)
========================================================================
Cost of investments for tax purposes is $299,993,371.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2000 and 1999 were as follows:

                                                                         2000                          1999
                                                              ---------------------------   --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   ------------
Sold:
  Class A                                                      20,491,334   $ 204,290,029    66,719,952   $675,218,081
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             191,454       1,910,678       489,034      4,947,727
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Issued as reinvestment of dividends:
  Class A                                                       1,468,058      14,627,764     1,524,802     15,430,990
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 891          11,992         1,998         20,239
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (30,726,141)   (306,200,372)  (63,662,111)  (643,993,387)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,653,776)    (16,497,919)   (3,809,602)   (38,686,410)
----------------------------------------------------------------------------------------------------------------------
                                                              (10,228,180)  $(101,857,828)    1,264,073   $ 12,937,240
======================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                2000        1999       1998       1997       1996
                                                              --------    --------   --------   --------   --------
Net asset value, beginning of period                          $  10.03    $  10.07   $  10.07   $   9.97   $  10.03
------------------------------------------------------------  --------    --------   --------   --------   --------
Income from investment operations:
  Net investment income                                           0.51        0.47       0.53       0.54       0.55
------------------------------------------------------------  --------    --------   --------   --------   --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.07)      (0.04)        --       0.10      (0.06)
------------------------------------------------------------  --------    --------   --------   --------   --------
    Total from investment operations                              0.44        0.43       0.53       0.64       0.49
------------------------------------------------------------  --------    --------   --------   --------   --------
Less distributions:
  Dividends from net investment income                           (0.51)      (0.47)     (0.53)     (0.54)     (0.55)
------------------------------------------------------------  --------    --------   --------   --------   --------
Net asset value, end of period                                $   9.96    $  10.03   $  10.07   $  10.07   $   9.97
============================================================  ========    ========   ========   ========   ========
Total return(a)                                                   4.50%       4.32%      5.42%      6.55%      4.98%
============================================================  ========    ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of year (000s omitted)                        $300,058    $390,018   $345,355   $389,812   $359,048
============================================================  ========    ========   ========   ========   ========
Ratio of expenses to average net assets                           0.54%(b)    0.54%      0.54%      0.54%      0.54%
============================================================  ========    ========   ========   ========   ========
Ratio of net investment income to average net assets              5.07%(b)    4.61%      5.29%      5.35%      5.45%
============================================================  ========    ========   ========   ========   ========
Portfolio turnover rate                                            122%        184%       133%       130%       117%
============================================================  ========    ========   ========   ========   ========

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $344,717,229.